                               TABLE OF CONTENTS
                                                                            PAGE
Financial Statements and Highlights
 Statements of Assets and Liabilities...................................  2
 Statements of Operations .............................................. 14
 Statements of Changes in Net Assets.................................... 26
 Notes to Financial Statements.......................................... 38
 Schedules of Investments
  Asset Allocation Account.............................................. 48
  Balanced Account...................................................... 59
  Bond Account.......................................................... 77
  Capital Value Account................................................. 87
  Equity Growth Account................................................. 90
  Government Securities Account......................................... 92
  Growth Account........................................................ 94
  International Account................................................. 96
  International Emerging Markets Account................................ 99
  International SmallCap Account........................................102
  LargeCap Blend Account................................................106
  LargeCap Growth Equity Account........................................108
  LargeCap Stock Index Account..........................................112
  LargeCap Value Account................................................120
  Limited Term Bond Account.............................................123
  MidCap Account........................................................130
  MidCap Growth Account.................................................133
  MidCap Value Account..................................................137
  Money Market Account..................................................139
  Real Estate Account...................................................142
  SmallCap Account......................................................143
  SmallCap Growth Account...............................................146
  SmallCap Value Account................................................149
  Utilities Account.....................................................158
 Financial Highlights...................................................160
Report of Independent Auditors..........................................172
Fund Directors..........................................................173
Proxy Voting Policies...................................................174

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                              ASSET              BALANCED
                                        ALLOCATION ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ....   $ 74,229,959         $122,628,706
                                         ============         ============
ASSETS
Investment in securities--at value....   $81,587,443/(a)/     $132,906,208/(a)/
Cash..................................     26,858,558               20,920
Receivables:
 Dividends and interest...............        356,084              569,577
 Foreign currency contracts...........        427,178                   --
 Investment securities sold...........          3,346              171,053
 Variation margin on futures contracts         13,807                   --
                                         ------------         ------------
                          Total Assets    109,246,416          133,667,758
LIABILITIES
Accrued management and investment
 advisory fees........................         14,869               14,041
Accrued directors' expenses...........            350                  458
Accrued other expenses................         19,244               30,222
Payables:
 Capital Shares reacquired............         24,652              163,172
 Foreign currency contracts...........         75,623                   --
 Indebtedness.........................             --              160,000
 Investment securities purchased......      8,725,637            2,048,061
Collateral obligation on securities
 loaned, at value.....................      2,380,145            6,517,000
                                         ------------         ------------
                     Total Liabilities     11,240,520            8,932,954
                                         ------------         ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..............................   $ 98,005,896         $124,734,804
                                         ============         ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital......................   $ 94,843,515         $137,720,277
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..............      2,804,996            2,541,313
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...............................     (7,727,304)         (25,804,288)
Net unrealized appreciation
 (depreciation) of investments........      7,716,461           10,277,502
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies...........................        368,228                   --
                                         ------------         ------------
                      Total Net Assets   $ 98,005,896         $124,734,804
                                         ============         ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.....................    100,000,000          100,000,000
Shares issued and outstanding.........      8,374,401            9,370,714
NET ASSET VALUE PER SHARE ............   $      11.70         $      13.31
                                         ============         ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                               BOND            CAPITAL VALUE
                                              ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....   $268,508,031        $213,777,269
                                          ============        ============
ASSETS
Investment in securities--at value.....   $275,210,958/(a)/   $248,480,848/(a)/
Cash...................................          9,062               1,560
Receivables:
 Capital Shares sold...................         27,501              29,279
 Dividends and interest................      2,757,659             380,159
                                          ------------        ------------
                           Total Assets    278,005,180         248,891,846
LIABILITIES
Accrued management and investment
 advisory fees.........................         23,021              28,308
Accrued directors' expenses............          1,022                 895
Accrued other expenses.................          8,209               9,027
Payables:
 Indebtedness..........................        270,000             495,000
 Investment securities purchased.......     13,333,938                  --
Collateral obligation on securities
 loaned, at value......................        934,321             106,000
                                          ------------        ------------
                      Total Liabilities     14,570,511             639,230
                                          ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................   $263,434,669        $248,252,616
                                          ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................   $250,593,029        $239,614,645
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............     11,640,111              12,102
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................     (5,501,398)        (26,077,710)
Net unrealized appreciation
 (depreciation) of investments.........      6,702,927          34,703,579
                                          ------------        ------------
                       Total Net Assets   $263,434,669        $248,252,616
                                          ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................    200,000,000         100,000,000
Shares issued and outstanding..........     21,404,166           8,491,855
NET ASSET VALUE PER SHARE .............   $      12.31        $      29.23
                                          ============        ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                           EQUITY GROWTH        GOVERNMENT
                                              ACCOUNT       SECURITIES ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .......  $ 226,858,503      $369,465,542
                                           =============      ============
ASSETS
Investment in securities--at value.......  $ 266,630,778      $374,550,815
Cash.....................................      5,960,649             2,623
Receivables:
 Capital Shares sold.....................             20                 7
 Dividends and interest..................        392,919         2,152,222
 Investment securities sold..............      3,380,955            23,555
                                           -------------      ------------
                             Total Assets    276,365,321       376,729,222
LIABILITIES
Accrued management and investment
 advisory fees...........................         39,086            30,495
Accrued directors' expenses..............            996             1,520
Accrued other expenses...................          5,812             8,439
Payables:
 Capital Shares reacquired...............         64,075           861,344
 Indebtedness............................             --         2,170,000
 Investment securities purchased.........      3,424,529         5,093,750
                                           -------------      ------------
                        Total Liabilities      3,534,498         8,165,548
                                           -------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .................................  $ 272,830,823      $368,563,674
                                           =============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.........................  $ 338,507,183      $350,751,071
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss)........................         10,913        16,265,884
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..................................   (105,459,548)       (3,538,554)
Net unrealized appreciation
 (depreciation) of investments...........     39,772,275         5,085,273
                                           -------------      ------------
                         Total Net Assets  $ 272,830,823      $368,563,674
                                           =============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized........................    100,000,000       100,000,000
Shares issued and outstanding............     18,519,735        31,307,178
NET ASSET VALUE PER SHARE ...............  $       14.73      $      11.77
                                           =============      ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                              GROWTH           INTERNATIONAL
                                              ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....   $133,324,319        $142,030,800
                                          ============        ============
FOREIGN CURRENCY--AT COST .............   $         --        $    342,820
                                          ============        ============
ASSETS
Investment in securities--at value.....   $141,687,584/(a)/   $175,612,919/(a)/
Foreign currency--at value.............             --             344,425
Cash...................................         87,464               9,467
Receivables:
 Capital Shares sold...................             --               2,411
 Dividends and interest................        158,104             258,441
 Investment securities sold............             --             725,445
                                          ------------        ------------
                           Total Assets    141,933,152         176,953,108
LIABILITIES
Accrued management and investment
 advisory fees.........................         16,125              26,777
Accrued directors' expenses............            548                 544
Accrued other expenses.................          4,188              36,301
Payables:
 Capital Shares reacquired.............         40,086                  --
 Indebtedness..........................             --             730,000
 Investment securities purchased.......             --             528,319
Collateral obligation on securities
 loaned, at value......................        765,000           7,905,168
                                          ------------        ------------
                      Total Liabilities        825,947           9,227,109
                                          ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................   $141,107,205        $167,725,999
                                          ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................   $228,000,900        $188,353,349
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............        443,344           1,778,506
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................    (95,700,304)        (55,992,616)
Net unrealized appreciation
 (depreciation) of investments.........      8,363,265          33,582,119
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies............................             --               4,641
                                          ------------        ------------
                       Total Net Assets   $141,107,205        $167,725,999
                                          ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................    100,000,000         100,000,000
Shares issued and outstanding..........     12,883,530          14,611,906
NET ASSET VALUE PER SHARE .............   $      10.95        $      11.48
                                          ============        ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                               INTERNATIONAL EMERGING   INTERNATIONAL SMALLCAP
                                  MARKETS ACCOUNT              ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................     $ 19,203,568             $ 53,291,336
                                  ============             ============
FOREIGN CURRENCY--AT COST ...     $     65,149             $         57
                                  ============             ============
ASSETS
Investment in securities--at
 value.......................     $24,899,750/(a)/         $72,922,206/(a)/
Foreign currency--at value...           65,332                       57
Cash.........................               --                   21,972
Receivables:
 Capital Shares sold.........          114,077                   25,523
 Dividends and interest......           83,527                  109,678
 Investment securities sold..           18,021                       --
                                  ------------             ------------
                 Total Assets       25,180,707               73,079,436
LIABILITIES
Accrued management and
 investment advisory fees....            5,553                   14,912
Accrued directors' expenses..               46                      134
Accrued other expenses.......           35,056                   20,472
Cash overdraft...............          373,451                       --
Payables:
 Indebtedness................          105,000                  200,000
 Investment securities
  purchased..................          216,445                   33,313
Collateral obligation on
 securities loaned, at value.          473,491                6,568,696
                                  ------------             ------------
            Total Liabilities        1,209,042                6,837,527
                                  ------------             ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........     $ 23,971,665             $ 66,241,909
                                  ============             ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............     $ 18,425,666             $ 63,567,310
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................           (9,763)                 441,191
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........         (139,586)             (17,399,631)
Net unrealized appreciation
 (depreciation) of
 investments.................        5,696,182               19,630,870
Net unrealized appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies..................             (834)                   2,169
                                  ------------             ------------
             Total Net Assets     $ 23,971,665             $ 66,241,909
                                  ============             ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............      100,000,000              100,000,000
Shares issued and outstanding        1,864,339                4,824,857
NET ASSET VALUE PER SHARE ...     $      12.86             $      13.73
                                  ============             ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                              LARGECAP BLEND   LARGECAP GROWTH
                                                 ACCOUNT       EQUITY ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........   $ 47,273,061     $ 22,806,340
                                               ============     ============
ASSETS
Investment in securities--at value..........   $ 52,670,344     $ 24,379,746
Cash........................................      3,812,604          278,794
Receivables:
 Capital Shares sold........................        121,216           12,815
 Dividends and interest.....................         76,658           16,319
                                               ------------     ------------
                                Total Assets     56,680,822       24,687,674
LIABILITIES
Accrued management and investment advisory
 fees.......................................          7,616            4,665
Accrued directors' expenses.................             36               29
Accrued other expenses......................         11,021            6,100
Payables:
 Investment securities purchased............      2,030,304               --
                                               ------------     ------------
                           Total Liabilities      2,048,977           10,794
                                               ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES    $ 54,631,845     $ 24,676,880
                                               ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................   $ 48,169,315     $ 27,544,815
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....          9,673               --
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................      1,055,574       (4,441,341)
Net unrealized appreciation (depreciation)
 of investments.............................      5,397,283        1,573,406
                                               ------------     ------------
                            Total Net Assets   $ 54,631,845     $ 24,676,880
                                               ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................    100,000,000      100,000,000
Shares issued and outstanding...............      5,269,613        5,524,351
NET ASSET VALUE PER SHARE ..................   $      10.37     $       4.47
                                               ============     ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                               LARGECAP STOCK      LARGECAP
                                               INDEX ACCOUNT     VALUE ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN AFFILIATED SECURITIES--AT COST  $    100,363       $         --
                                              ============       ============
INVESTMENT IN SECURITIES--AT COST ..........  $123,914,534       $ 36,406,899
                                              ============       ============
ASSETS
Investment in affiliated securities--at
 value......................................  $    115,877       $         --
Investment in securities--at value..........   118,222,661/(a)/    43,019,926
Cash........................................       947,966          4,515,335
Receivables:
 Capital Shares sold........................        72,885            361,769
 Dividends and interest.....................       148,208             75,129
 Variation margin on futures contracts......        15,250                 --
                                              ------------       ------------
                                Total Assets   119,522,847         47,972,159
LIABILITIES
Accrued management and investment advisory
 fees.......................................         7,777              6,572
Accrued directors' expenses.................           366                115
Accrued other expenses......................        16,348              4,241
Payables:
 Investment securities purchased............       202,430            740,606
Collateral obligation on securities loaned,
 at value...................................       658,000                 --
                                              ------------       ------------
                           Total Liabilities       884,921            751,534
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES   $118,637,926       $ 47,220,625
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................  $129,975,627       $ 40,703,816
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....        14,319              3,325
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................    (5,835,136)           (99,543)
Net unrealized appreciation (depreciation)
 of investments.............................    (5,516,884)         6,613,027
                                              ------------       ------------
                            Total Net Assets  $118,637,926       $ 47,220,625
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................   100,000,000        100,000,000
Shares issued and outstanding...............    14,725,906          4,372,918
NET ASSET VALUE PER SHARE ..................  $       8.06       $      10.80
                                              ============       ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                             LIMITED TERM         MIDCAP
                                             BOND ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .........  $ 20,975,047     $274,779,387
                                             ============     ============
ASSETS
Investment in securities--at value.........  $ 20,957,394     $342,087,228/(a)/
Cash.......................................           258            4,056
Receivables:
 Capital Shares sold.......................       677,543           46,814
 Dividends and interest....................       198,021          306,089
 Investment securities sold................            --          505,911
                                             ------------     ------------
                               Total Assets    21,833,216      342,950,098
LIABILITIES
Accrued management and investment advisory
 fees......................................         1,820           37,517
Accrued directors' expenses................            65            1,149
Accrued other expenses.....................         4,820            9,878
Payables:
 Indebtedness..............................       895,000          285,000
 Investment securities purchased...........       379,282        1,373,568
Collateral obligation on securities loaned,
 at value..................................            --        7,039,000
                                             ------------     ------------
                          Total Liabilities     1,280,987        8,746,112
                                             ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES  $ 20,552,229     $334,203,986
                                             ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...........................  $ 20,565,340     $257,684,794
Accumulated undistributed (overdistributed)
 net investment income (operating loss)....         7,486           13,533
Accumulated undistributed (overdistributed)
 net realized gain (loss)..................        (2,944)       9,197,818
Net unrealized appreciation (depreciation)
 of investments............................       (17,653)      67,307,841
                                             ------------     ------------
                           Total Net Assets  $ 20,552,229     $334,203,986
                                             ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..........................   100,000,000      100,000,000
Shares issued and outstanding..............     2,057,386        8,897,902
NET ASSET VALUE PER SHARE .................  $       9.99     $      37.56
                                             ============     ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                MIDCAP GROWTH     MIDCAP VALUE
                                                   ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........  $ 47,932,678       $ 40,847,584
                                               ============       ============
ASSETS
Investment in securities--at value...........  $54,638,812/(a)/   $ 49,867,802
Cash.........................................     1,010,072          1,964,911
Receivables:
 Capital Shares sold.........................        65,575            253,545
 Dividends and interest......................        15,474             31,440
 Investment securities sold..................            --            199,088
                                               ------------       ------------
                                 Total Assets    55,729,933         52,316,786
LIABILITIES
Accrued management and investment advisory
 fees........................................         9,264             10,290
Accrued directors' expenses..................            88                 46
Accrued other expenses.......................         6,827              6,097
Payables:
 Investment securities purchased.............            --            246,369
Collateral obligation on securities loaned,
 at value....................................     1,426,000                 --
                                               ------------       ------------
                            Total Liabilities     1,442,179            262,802
                                               ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $ 54,287,754       $ 52,053,984
                                               ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $ 55,979,975       $ 42,298,968
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................    (8,398,355)           734,798
Net unrealized appreciation (depreciation) of
 investments.................................     6,706,134          9,020,218
                                               ------------       ------------
                             Total Net Assets  $ 54,287,754       $ 52,053,984
                                               ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   100,000,000        100,000,000
Shares issued and outstanding................     6,171,450          3,683,897
NET ASSET VALUE PER SHARE ...................  $       8.80       $      14.13
                                               ============       ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                   MONEY MARKET   REAL ESTATE
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...............  $152,317,111   $ 74,555,178
                                                   ============   ============
ASSETS
Investment in securities--at value...............  $152,317,111   $ 93,935,478
Cash.............................................         8,015         17,123
Receivables:
 Capital Shares sold.............................            65        511,818
 Dividends and interest..........................       145,609        420,362
 Investment securities sold......................            --        832,187
                                                   ------------   ------------
                                     Total Assets   152,470,800     95,716,968
LIABILITIES
Accrued management and investment advisory fees..        14,123         15,856
Accrued directors' expenses......................           683            336
Accrued other expenses...........................         7,141          2,849
Payables:
 Capital Shares reacquired.......................       903,864             --
 Indebtedness....................................            --        570,000
 Investment securities purchased.................            --      2,110,074
                                                   ------------   ------------
                                Total Liabilities       925,811      2,699,115
                                                   ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .....  $151,544,989   $ 93,017,853
                                                   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital....  $151,544,989   $ 72,557,878
Accumulated undistributed (overdistributed) net
 investment income (operating loss)..............            --         30,219
Accumulated undistributed (overdistributed) net
 realized gain (loss)............................            --      1,049,456
Net unrealized appreciation (depreciation) of
 investments.....................................            --     19,380,300
                                                   ------------   ------------
                                 Total Net Assets  $151,544,989   $ 93,017,853
                                                   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized................................   500,000,000    100,000,000
Shares issued and outstanding....................   151,544,989      6,241,395
NET ASSET VALUE PER SHARE .......................  $      1.000   $      14.90
                                                   ============   ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                 SMALLCAP      SMALLCAP GROWTH
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........  $ 56,536,411     $ 40,526,840
                                               ============     ============
ASSETS
Investment in securities--at value...........  $ 65,303,496     $ 54,052,824
Cash.........................................         2,535        1,801,963
Receivables:
 Capital Shares sold.........................        38,959          102,920
 Dividends and interest......................        64,329           19,442
                                               ------------     ------------
                                 Total Assets    65,409,319       55,977,149
LIABILITIES
Accrued management and investment advisory
 fees........................................        10,630           10,552
Accrued directors' expenses..................           150              210
Accrued other expenses.......................        23,307            6,457
Payables:
 Indebtedness................................        90,000               --
 Investment securities purchased.............            --          332,123
                                               ------------     ------------
                            Total Liabilities       124,087          349,342
                                               ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $ 65,285,232     $ 55,627,807
                                               ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $ 68,501,927     $ 92,738,018
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................   (11,983,780)     (50,636,195)
Net unrealized appreciation (depreciation) of
 investments.................................     8,767,085       13,525,984
                                               ------------     ------------
                             Total Net Assets  $ 65,285,232     $ 55,627,807
                                               ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   100,000,000      100,000,000
Shares issued and outstanding................     8,193,044        6,653,850
NET ASSET VALUE PER SHARE ...................  $       7.97     $       8.36
                                               ============     ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                SMALLCAP VALUE     UTILITIES
                                                   ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............   $ 61,039,398    $ 27,387,968
                                                 ============    ============
ASSETS
Investment in securities--at value............   $ 80,111,466    $ 28,548,986
Cash..........................................      4,016,151       1,588,862
Receivables:
 Capital Shares sold..........................        130,346              --
 Dividends and interest.......................        101,224         136,081
 Investment securities sold...................          7,187              --
                                                 ------------    ------------
                                  Total Assets     84,366,374      30,273,929
LIABILITIES
Accrued management and investment advisory
 fees.........................................         17,238           3,447
Accrued directors' expenses...................            231             109
Accrued other expenses........................         28,344             811
Payables:
 Capital Shares reacquired....................             --          14,419
 Investment securities purchased..............      2,161,348              --
 Variation margin on futures contracts........         23,800              --
                                                 ------------    ------------
                             Total Liabilities      2,230,961          18,786
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..   $ 82,135,413    $ 30,255,143
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.   $ 62,019,807    $ 41,776,922
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......         13,144          10,598
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................        948,077     (12,693,395)
Net unrealized appreciation (depreciation) of
 investments..................................     19,154,385       1,161,018
                                                 ------------    ------------
                              Total Net Assets   $ 82,135,413    $ 30,255,143
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................    100,000,000     100,000,000
Shares issued and outstanding.................      5,461,406       3,813,882
NET ASSET VALUE PER SHARE ....................   $      15.04    $       7.93
                                                 ============    ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                    ASSET           BALANCED
                                              ALLOCATION ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................     $   995,595       $ 1,181,137
 Interest...................................       1,008,897         2,046,132
 Securities lending.........................           3,958            15,524
                                                 -----------       -----------
                                Total Income       2,008,450         3,242,793
Expenses:
 Management and investment advisory fees....         684,764           670,500
 Custodian fees.............................          42,518            55,518
 Directors' expenses........................           2,935             4,374
 Other expenses.............................           1,376               997
                                                 -----------       -----------
                        Total Gross Expenses         731,593           731,389
 Less: Fees paid indirectly.................              --               922
                                                 -----------       -----------
                          Total Net Expenses         731,593           730,467
                                                 -----------       -----------
      Net Investment Income (Operating Loss)       1,276,857         2,512,326

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................         952,415           683,572
 Foreign currency transactions..............       1,287,586                --
 Futures contracts..........................         408,796                --
Change in unrealized
 appreciation/depreciation of:
 Investments................................      12,139,253        16,463,035
 Futures contracts..........................         625,884                --
 Translation of assets and liabilities in
  foreign currencies........................         367,380                --
                                                 -----------       -----------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies      15,781,314        17,146,607
                                                 -----------       -----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations     $17,058,171       $19,658,933
                                                 ===========       ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                      BOND       CAPITAL VALUE
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $        --     $ 4,481,938
 Interest.......................................   12,143,397          31,738
 Securities lending.............................        3,742          13,974
                                                  -----------     -----------
                                    Total Income   12,147,139       4,527,650
Expenses:
 Management and investment advisory fees........    1,164,438       1,307,704
 Custodian fees.................................       18,929          13,795
 Directors' expenses............................        9,738           7,284
 Other expenses.................................        2,257           1,954
                                                  -----------     -----------
                            Total Gross Expenses    1,195,362       1,330,737
 Less: Fees paid indirectly.....................           --           8,523
                                                  -----------     -----------
                              Total Net Expenses    1,195,362       1,322,214
                                                  -----------     -----------
          Net Investment Income (Operating Loss)   10,951,777       3,205,436

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................    3,275,544      10,288,107
Change in unrealized appreciation/depreciation
 of:
 Investments....................................   (3,089,349)     37,108,430
                                                  -----------     -----------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies      186,195      47,396,537
                                                  -----------     -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $11,137,972     $50,601,973
                                                  ===========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                            EQUITY GROWTH       GOVERNMENT
                                               ACCOUNT      SECURITIES ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends................................   $ 2,835,394       $        --
 Interest.................................         6,653        16,261,372
 Securities lending.......................         2,874                --
                                             -----------       -----------
                              Total Income     2,844,921        16,261,372
Expenses:
 Management and investment advisory fees..     1,798,319         1,633,416
 Custodian fees...........................        11,868            15,098
 Directors' expenses......................         8,964            15,160
 Other expenses...........................         1,574             5,136
                                             -----------       -----------
                      Total Gross Expenses     1,820,725         1,668,810
 Less: Fees paid indirectly...............        86,339                --
                                             -----------       -----------
                        Total Net Expenses     1,734,386         1,668,810
                                             -----------       -----------
    Net Investment Income (Operating Loss)     1,110,535        14,592,562

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................     1,590,596        (1,268,375)
Change in unrealized
 appreciation/depreciation of:
 Investments..............................    52,198,720        (7,005,698)
                                             -----------       -----------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies    53,789,316        (8,274,073)
                                             -----------       -----------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations   $54,899,851       $ 6,318,489
                                             ===========       ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                     GROWTH      INTERNATIONAL
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $ 1,209,275    $ 3,294,164
 Withholding tax on foreign dividends...........           --       (409,843)
 Interest.......................................       21,800         25,865
 Securities lending.............................          783         41,543
                                                  -----------    -----------
                                    Total Income    1,231,858      2,951,729
Expenses:
 Management and investment advisory fees........      773,354      1,113,831
 Custodian fees.................................        9,394         92,764
 Directors' expenses............................        4,962          4,380
 Other expenses.................................          804          1,154
                                                  -----------    -----------
                            Total Gross Expenses      788,514      1,212,129
 Less: Fees paid indirectly.....................        1,727          8,409
                                                  -----------    -----------
                              Total Net Expenses      786,787      1,203,720
                                                  -----------    -----------
          Net Investment Income (Operating Loss)      445,071      1,748,009

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................   (8,389,156)        72,578
 Foreign currency transactions..................           --         39,617
Change in unrealized appreciation/depreciation
 of:
 Investments....................................   38,406,650     37,802,981
 Translation of assets and liabilities in
  foreign currencies............................           --        (33,359)
                                                  -----------    -----------
      Net Realized and Unrealized Gain (Loss) on
                                 Investments and
                              Foreign Currencies   30,017,494     37,881,817
                                                  -----------    -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $30,462,565    $39,629,826
                                                  ===========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                               INTERNATIONAL EMERGING   INTERNATIONAL SMALLCAP
                                  MARKETS ACCOUNT              ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends...................       $  462,681               $ 1,199,701
 Withholding tax on foreign
  dividends..................          (41,015)                 (127,966)
 Interest....................              872                     8,142
 Securities lending..........            4,365                    18,258
                                    ----------               -----------
                 Total Income          426,903                 1,098,135
Expenses:
 Management and investment
  advisory fees..............          185,777                   566,727
 Custodian fees..............           86,263                    60,346
 Directors' expenses.........              550                     1,437
 Other expenses..............              147                     1,195
                                    ----------               -----------
         Total Gross Expenses          272,737                   629,705
 Less: Fees paid indirectly..            5,697                     3,927
 Less: Fees waived...........           12,743                        --
                                    ----------               -----------
           Total Net Expenses          254,297                   625,778
                                    ----------               -----------
        Net Investment Income
             (Operating Loss)          172,606                   472,357

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions.....        1,694,554                  (390,658)
 Foreign currency
  transactions...............          (40,403)                   (9,170)
Change in unrealized
 appreciation/depreciation
 of:
 Investments.................        5,524,251                22,081,787
 Translation of assets and
  liabilities in foreign
  currencies.................             (848)                   (2,760)
                                    ----------               -----------
  Net Realized and Unrealized
   Gain (Loss) on Investments
                          and
           Foreign Currencies        7,177,554                21,679,199
                                    ----------               -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations       $7,350,160               $22,151,556
                                    ==========               ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                              LARGECAP BLEND   LARGECAP GROWTH
                                                 ACCOUNT       EQUITY ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................    $  562,551       $   79,156
 Interest...................................         1,308              273
                                                ----------       ----------
                                Total Income       563,859           79,429
Expenses:
 Management and investment advisory fees....       225,306           77,701
 Custodian fees.............................        21,206           13,781
 Directors' expenses........................           744              251
 Other expenses.............................           149               49
                                                ----------       ----------
                        Total Gross Expenses       247,405           91,782
 Less: Fees paid indirectly.................         8,337            2,290
                                                ----------       ----------
                          Total Net Expenses       239,068           89,492
                                                ----------       ----------
      Net Investment Income (Operating Loss)       324,791          (10,063)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................     1,386,425         (123,257)
Change in unrealized
 appreciation/depreciation of:
 Investments................................     5,838,029        2,077,505
                                                ----------       ----------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies     7,224,454        1,954,248
                                                ----------       ----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations    $7,549,245       $1,944,185
                                                ==========       ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                LARGECAP STOCK     LARGECAP
                                                INDEX ACCOUNT    VALUE ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends....................................   $ 1,552,426      $  652,730
 Dividends from affiliates....................         1,465              --
 Interest.....................................        29,886           1,867
 Securities lending...........................         3,236              --
                                                 -----------      ----------
                                  Total Income     1,587,013         654,597
Expenses:
 Management and investment advisory fees......       306,803         196,493
 Custodian fees...............................        31,030           9,120
 Directors' expenses..........................         3,091             751
 Other expenses...............................         1,429             148
                                                 -----------      ----------
                          Total Gross Expenses       342,353         206,512
 Less: Fees paid indirectly...................            --          13,637
                                                 -----------      ----------
                            Total Net Expenses       342,353         192,875
                                                 -----------      ----------
        Net Investment Income (Operating Loss)     1,244,660         461,722

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................       (58,131)        (99,398)
 Investment transactions in affiliates........          (311)             --
 Futures contracts............................       677,059              --
Change in unrealized appreciation/depreciation
 of:
 Investments..................................    20,751,770       7,338,953
 Investments in affiliates....................         9,085              --
 Futures contracts............................       193,187              --
                                                 -----------      ----------
    Net Realized and Unrealized Gain (Loss) on
            Investments and Foreign Currencies    21,572,659       7,239,555
                                                 -----------      ----------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations   $22,817,319      $7,701,277
                                                 ===========      ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                 YEAR ENDED DECEMBER 31, 2003, EXCEPT AS NOTED
 -------------------------------------------------------------------------------

                                                 LIMITED TERM        MIDCAP
                                              BOND ACCOUNT /(A)/     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................      $     --         $ 4,497,747
 Interest...................................       208,457              93,727
 Securities lending.........................            --              70,283
                                                  --------         -----------
                                Total Income       208,457           4,661,757
Expenses:
 Management and investment advisory fees....        38,467           1,654,689
 Custodian fees.............................         5,132              16,946
 Directors' expenses........................           150               9,278
 Other expenses.............................           156               2,385
                                                  --------         -----------
                        Total Gross Expenses        43,905           1,683,298
 Less: Fees paid indirectly.................            --               3,716
                                                  --------         -----------
                          Total Net Expenses        43,905           1,679,582
                                                  --------         -----------
      Net Investment Income (Operating Loss)       164,552           2,982,175

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................           (86)         17,573,440
Change in unrealized
 appreciation/depreciation of:
 Investments................................       (17,653)         59,981,855
                                                  --------         -----------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies       (17,739)         77,555,295
                                                  --------         -----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations      $146,813         $80,537,470
                                                  ========         ===========



/(a) /Period from May 1, 2003, date operations commenced, through December 31,
  2003.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                  MIDCAP GROWTH   MIDCAP VALUE
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $   151,112     $   405,901
 Interest.......................................        1,014           2,395
 Securities lending.............................        6,004              --
                                                  -----------     -----------
                                    Total Income      158,130         408,296
Expenses:
 Management and investment advisory fees........      275,040         369,527
 Custodian fees.................................       10,558          10,461
 Directors' expenses............................          962           1,060
 Other expenses.................................          203             257
                                                  -----------     -----------
                            Total Gross Expenses      286,763         381,305
 Less: Fees paid indirectly.....................        8,773          10,692
                                                  -----------     -----------
                              Total Net Expenses      277,990         370,613
                                                  -----------     -----------
          Net Investment Income (Operating Loss)     (119,860)         37,683

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................    1,751,217       1,848,553
Change in unrealized appreciation/depreciation
 of:
 Investments....................................    8,910,032      10,004,780
                                                  -----------     -----------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies   10,661,249      11,853,333
                                                  -----------     -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $10,541,389     $11,891,016
                                                  ===========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                    MONEY MARKET   REAL ESTATE
                                                      ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends........................................   $       --    $ 3,081,426
 Interest.........................................    2,212,842         15,628
                                                     ----------    -----------
                                      Total Income    2,212,842      3,097,054
Expenses:
 Management and investment advisory fees..........      858,412        588,499
 Custodian fees...................................       12,095          7,891
 Directors' expenses..............................        7,517          2,201
 Other expenses...................................        1,635            472
                                                     ----------    -----------
                              Total Gross Expenses      879,659        599,063
 Less: Fees paid indirectly.......................           --          4,044
                                                     ----------    -----------
                                Total Net Expenses      879,659        595,019
                                                     ----------    -----------
            Net Investment Income (Operating Loss)    1,333,183      2,502,035

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........................           --      2,682,055
Change in unrealized appreciation/depreciation of:
 Investments......................................           --     17,253,518
                                                     ----------    -----------
        Net Realized and Unrealized Gain (Loss) on
                Investments and Foreign Currencies           --     19,935,573
                                                     ----------    -----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations   $1,333,183    $22,437,608
                                                     ==========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                  SMALLCAP     SMALLCAP GROWTH
                                                   ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................  $   402,223    $   146,175
 Interest......................................       22,013          1,674
                                                 -----------    -----------
                                   Total Income      424,236        147,849
Expenses:
 Management and investment advisory fees.......      347,933        414,201
 Custodian fees................................       40,208          5,002
 Directors' expenses...........................        1,337          1,478
 Other expenses................................          323            238
                                                 -----------    -----------
                           Total Gross Expenses      389,801        420,919
 Less: Fees paid indirectly....................        2,322          9,477
                                                 -----------    -----------
                             Total Net Expenses      387,479        411,442
                                                 -----------    -----------
         Net Investment Income (Operating Loss)       36,757       (263,593)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................    3,438,436      3,784,244
Change in unrealized appreciation/depreciation
 of:
 Investments...................................   10,242,482     12,332,953
                                                 -----------    -----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies   13,680,918     16,117,197
                                                 -----------    -----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $13,717,675    $15,853,604
                                                 ===========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                          YEAR ENDED DECEMBER 31, 2003
 -------------------------------------------------------------------------------

                                                 SMALLCAP VALUE    UTILITIES
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................   $   953,226     $ 1,086,439
 Interest......................................         5,855         280,589
                                                  -----------     -----------
                                   Total Income       959,081       1,367,028
Expenses:
 Management and investment advisory fees.......       637,097         159,295
 Custodian fees................................        44,010           1,356
 Directors' expenses...........................         1,964             856
 Other expenses................................           423             188
                                                  -----------     -----------
                           Total Gross Expenses       683,494         161,695
 Less: Fees paid indirectly....................        10,990              --
                                                  -----------     -----------
                             Total Net Expenses       672,504         161,695
                                                  -----------     -----------
         Net Investment Income (Operating Loss)       286,577       1,205,333

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................     3,147,793      (1,159,530)
 Futures contracts.............................       638,352              --
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    20,895,130       3,496,323
 Futures contracts.............................        96,658              --
                                                  -----------     -----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies    24,777,933       2,336,793
                                                  -----------     -----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $25,064,510     $ 3,542,126
                                                  ===========     ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                                   ASSET                        BALANCED
                             ALLOCATION ACCOUNT                 ACCOUNT
------------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED           ENDED
                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                            2003           2002           2003            2002
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,276,857   $  1,661,962   $  2,512,326    $  3,190,847
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     2,648,797     (6,871,805)       683,572     (22,617,667)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    13,132,517     (7,949,480)    16,463,035       1,009,136
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    17,058,171    (13,159,323)    19,658,933     (18,417,684)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (1,630,706)            --     (3,313,240)     (4,171,673)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (1,630,706)            --     (3,313,240)     (4,171,673)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    10,402,701     10,481,138     10,978,890       8,087,052
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,630,706             --      3,313,240       4,171,673
Shares redeemed........   (11,863,551)   (16,817,225)   (16,448,192)    (23,338,231)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions       169,856     (6,336,087)    (2,156,062)    (11,079,506)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    15,597,321    (19,495,410)    14,189,631     (33,668,863)

NET ASSETS
Beginning of period....    82,408,575    101,903,985    110,545,173     144,214,036
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 98,005,896   $ 82,408,575   $124,734,804    $110,545,173
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  2,804,996   $  1,630,974   $  2,541,313    $  3,232,301
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       987,585        982,664        896,556         647,343
Shares issued in
 reinvestment of
 dividends and
 distributions.........       173,479             --        302,579         323,386
Shares redeemed........    (1,174,687)    (1,630,441)    (1,392,021)     (1,908,677)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)       (13,623)      (647,777)      (192,886)       (937,948)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                                    BOND                     CAPITAL VALUE
                                  ACCOUNT                       ACCOUNT
------------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED           ENDED
                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                            2003           2002           2003            2002
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $ 10,951,777   $  9,854,934   $  3,205,436    $  3,381,315
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     3,275,544       (576,164)    10,288,107     (31,717,155)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (3,089,349)     8,506,158     37,108,430      (6,221,284)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    11,137,972     17,784,928     50,601,973     (34,557,124)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................   (10,586,958)    (8,184,322)    (3,184,811)     (3,365,166)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions   (10,586,958)    (8,184,322)    (3,184,811)     (3,365,166)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    50,743,938     61,233,090     16,978,138      19,114,532
Shares issued in
 reinvestment of
 dividends and
 distributions.........    10,586,958      8,184,322      3,184,189       3,365,166
Shares redeemed........   (31,286,451)   (12,836,691)   (25,868,314)    (32,500,387)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    30,044,445     56,580,721     (5,705,987)    (10,020,689)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    30,595,459     66,181,327     41,711,175     (47,942,979)

NET ASSETS
Beginning of period....   232,839,210    166,657,883    206,541,441     254,484,420
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $263,434,669   $232,839,210   $248,252,616    $206,541,441
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $ 11,640,111   $ 10,211,516   $     12,102    $      7,676
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     4,197,560      5,202,494        657,616         723,857
Shares issued in
 reinvestment of
 dividends and
 distributions.........       899,486        717,294        111,180         140,567
Shares redeemed........    (2,592,013)    (1,093,629)    (1,030,082)     (1,272,762)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)     2,505,033      4,826,159       (261,286)       (408,338)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                                EQUITY GROWTH                   GOVERNMENT
                                   ACCOUNT                  SECURITIES ACCOUNT
-------------------------------------------------------------------------------------
                            YEAR            YEAR           YEAR            YEAR
                            ENDED          ENDED           ENDED           ENDED
                        DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                            2003            2002           2003            2002
                        -------------  --------------  -------------  ---------------
-------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,110,535   $     523,519   $ 14,592,562    $ 12,406,744
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     1,590,596     (36,926,333)    (1,268,375)        119,153
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    52,198,720     (54,781,901)    (7,005,698)      9,069,820
                         ------------   -------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    54,899,851     (91,184,715)     6,318,489      21,595,717

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (1,013,283)       (726,037)   (13,034,314)     (8,861,055)
From net realized gain
 on investment and
 foreign currency
 transactions..........            --              --             --        (577,046)
                         ------------   -------------   ------------    ------------
    Total Dividends and
          Distributions    (1,013,283)       (726,037)   (13,034,314)     (9,438,101)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    20,029,915      16,708,150     97,681,350     142,336,088
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,013,267         726,037     13,034,314       9,438,101
Shares redeemed........   (21,143,227)    (40,879,979)   (77,436,747)    (15,185,532)
                         ------------   -------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions      (100,045)    (23,445,792)    33,278,917     136,588,657
                         ------------   -------------   ------------    ------------
         Total Increase
             (Decrease)    53,786,523    (115,356,544)    26,563,092     148,746,273

NET ASSETS
Beginning of period....   219,044,300     334,400,844    342,000,582     193,254,309
                         ------------   -------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $272,830,823   $ 219,044,300   $368,563,674    $342,000,582
                         ============   =============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     10,913   $       4,705   $ 16,265,884    $ 13,035,126
                         ============   =============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     1,489,413       1,220,231      8,333,542      12,248,743
Shares issued in
 reinvestment of
 dividends and
 distributions.........        70,122          56,620      1,125,588         846,466
Shares redeemed........    (1,700,052)     (3,139,324)    (6,643,525)     (1,298,342)
                         ------------   -------------   ------------    ------------
Net Increase (Decrease)      (140,517)     (1,862,473)     2,815,605      11,796,867
                         ============   =============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                                   GROWTH                    INTERNATIONAL
                                  ACCOUNT                       ACCOUNT
------------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR            YEAR
                            ENDED          ENDED          ENDED           ENDED
                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                            2003           2002           2003            2002
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    445,071   $    289,377   $  1,748,009    $  1,350,665
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (8,389,156)   (60,722,986)       112,195     (26,446,574)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    38,406,650      2,675,355     37,769,622       1,937,552
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    30,462,565    (57,758,254)    39,629,826     (23,158,357)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................      (287,557)       (42,385)    (1,359,959)       (634,174)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions      (287,557)       (42,385)    (1,359,959)       (634,174)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............     5,810,192      6,807,493     27,531,408      22,219,559
Shares issued in
 reinvestment of
 dividends and
 distributions.........       287,557         42,385      1,359,959         634,174
Shares redeemed........   (19,244,723)   (34,849,394)   (18,657,503)    (25,686,905)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (13,146,974)   (27,999,516)    10,233,864      (2,833,172)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    17,028,034    (85,800,155)    48,503,731     (26,625,703)

NET ASSETS
Beginning of period....   124,079,171    209,879,326    119,222,268     145,847,971
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $141,107,205   $124,079,171   $167,725,999    $119,222,268
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    443,344   $    288,897   $  1,778,506    $  1,358,355
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       606,856        652,253      2,954,418       2,395,788
Shares issued in
 reinvestment of
 dividends and
 distributions.........        34,397          3,620        163,064          65,446
Shares redeemed........    (2,053,911)    (3,512,046)    (2,088,003)     (2,758,285)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)    (1,412,658)    (2,856,173)     1,029,479        (297,051)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                          INTERNATIONAL EMERGING       INTERNATIONAL SMALLCAP
                             MARKETS ACCOUNT                  ACCOUNT
----------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR            YEAR
                           ENDED         ENDED          ENDED           ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                            2003          2002          2003            2002
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   172,606   $    37,663   $    472,357    $    326,008
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    1,654,151      (449,026)      (399,828)     (4,684,789)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    5,523,403      (704,780)    22,079,027      (2,974,509)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    7,350,160    (1,116,143)    22,151,556      (7,333,290)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (138,194)         (233)      (643,639)       (112,141)
Tax return of capital
 distributions.........      (22,843)      (11,820)            --              --
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions     (161,037)      (12,053)      (643,639)       (112,141)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   11,350,792    12,030,118     15,333,791      21,302,633
Shares issued in
 reinvestment of
 dividends and
 distributions.........      161,037        12,053        643,639         112,141
Shares redeemed........   (5,563,890)   (7,043,111)   (10,155,569)    (18,730,872)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    5,947,939     4,999,060      5,821,861       2,683,902
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)   13,137,062     3,870,864     27,329,778      (4,761,529)

NET ASSETS
Beginning of period....   10,834,603     6,963,739     38,912,131      43,673,660
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $23,971,665   $10,834,603   $ 66,241,909    $ 38,912,131
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    (9,763)  $    (3,772)  $    441,191    $    585,615
                         ===========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,176,947     1,369,654      1,571,845       2,121,415
Shares issued in
 reinvestment of
 dividends and
 distributions.........       13,008         1,426         74,067          10,660
Shares redeemed........     (640,478)     (835,946)    (1,114,228)     (1,866,933)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)      549,477       535,134        531,684         265,142
                         ===========   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                              LARGECAP BLEND             LARGECAP GROWTH
                                 ACCOUNT                  EQUITY ACCOUNT
--------------------------------------------------------------------------------
                            YEAR         PERIOD         YEAR           YEAR
                           ENDED         ENDED         ENDED          ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                            2003       2002 /(A)/       2003           2002
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   324,791   $    40,331   $   (10,063)   $   (27,455)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    1,386,425      (341,831)     (123,257)    (1,661,617)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    5,838,029      (440,746)    2,077,505       (653,459)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    7,549,245      (742,246)    1,944,185     (2,342,531)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (307,708)      (36,458)           --             --
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions     (307,708)      (36,458)           --             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   33,641,078    14,910,247    17,661,821      3,676,813
Shares issued in
 reinvestment of
 dividends and
 distributions.........      307,708        36,458            --             --
Shares redeemed........     (485,176)     (241,303)     (501,175)      (934,216)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   33,463,610    14,705,402    17,160,646      2,742,597
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)   40,705,147    13,926,698    19,104,831        400,066

NET ASSETS
Beginning of period....   13,926,698            --     5,572,049      5,171,983
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $54,631,845   $13,926,698   $24,676,880    $ 5,572,049
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     9,673   $     1,230   $        --    $        --
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    3,641,984     1,676,240     4,114,144        794,197
Shares issued in
 reinvestment of
 dividends and
 distributions.........       30,252         4,279            --             --
Shares redeemed........      (54,877)      (28,265)     (125,858)      (208,950)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)    3,617,359     1,652,254     3,988,286        585,247
                         ===========   ===========   ===========    ===========



/(a) /Period from May 1, 2002, date operations commenced, through December 31,
  2002.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                               LARGECAP STOCK                  LARGECAP
                               INDEX ACCOUNT                VALUE ACCOUNT
----------------------------------------------------------------------------------
                            YEAR           YEAR           YEAR          PERIOD
                            ENDED          ENDED         ENDED          ENDED
                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                            2003           2002           2003        2002 /(A)/
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,244,660   $    905,339   $   461,722    $    88,141
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........       618,617     (4,888,407)      (99,398)       (16,202)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    20,954,042    (15,481,261)    7,338,953       (725,926)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    22,817,319    (19,464,329)    7,701,277       (653,987)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (1,230,341)      (897,771)     (446,467)       (83,991)
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (1,230,341)      (897,771)     (446,467)       (83,991)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    31,623,042     27,560,171    26,840,421     14,256,983
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,230,341        897,771       446,467         83,991
Shares redeemed........    (8,751,926)    (9,027,340)     (507,329)      (416,740)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    24,101,457     19,430,602    26,779,559     13,924,234
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)    45,688,435       (931,498)   34,034,369     13,186,256

NET ASSETS
Beginning of period....    72,949,491     73,880,989    13,186,256             --
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $118,637,926   $ 72,949,491   $47,220,625    $13,186,256
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     14,319   $      7,568   $     3,325    $     1,730
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     4,387,713      3,747,422     2,839,727      1,589,497
Shares issued in
 reinvestment of
 dividends and
 distributions.........       155,941        138,759        42,286          9,688
Shares redeemed........    (1,300,332)    (1,319,331)      (56,808)       (51,472)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)     3,243,322      2,566,850     2,825,205      1,547,713
                         ============   ============   ===========    ===========



/(a) /Period from May 1, 2002, date operations commenced, through December 31,
  2002.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                                   LIMITED TERM             MIDCAP
                                   BOND ACCOUNT            ACCOUNT
-------------------------------------------------------------------------------
                                      PERIOD         YEAR            YEAR
                                      ENDED          ENDED           ENDED
                                   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                    2003 /(A)/       2003            2002
                                   ------------  -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)...........................  $   164,552   $  2,982,175    $  2,599,043
Net realized gain (loss) from
 investment and foreign currency
 transactions....................          (86)    17,573,440      (8,414,002)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in
 foreign currencies..............      (17,653)    59,981,855     (19,736,223)
                                   -----------   ------------    ------------
   Net Increase (Decrease) in Net
 Assets Resulting from Operations      146,813     80,537,470     (25,551,182)

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income.......     (159,924)    (2,964,926)     (2,608,581)
From net realized gain on
 investment and foreign currency
 transactions....................           --             --      (4,090,561)
                                   -----------   ------------    ------------
Total Dividends and Distributions     (159,924)    (2,964,926)     (6,699,142)

CAPITAL SHARE TRANSACTIONS
Shares sold......................   25,801,977     27,087,667      23,483,297
Shares issued in reinvestment of
 dividends and distributions.....      159,924      2,964,926       6,699,142
Shares redeemed..................   (5,396,561)   (22,407,461)    (27,653,207)
                                   -----------   ------------    ------------
   Net Increase (Decrease) in Net
        Assets from Capital Share
                     Transactions   20,565,340      7,645,132       2,529,232
                                   -----------   ------------    ------------
        Total Increase (Decrease)   20,552,229     85,217,676     (29,721,092)

NET ASSETS
Beginning of period..............           --    248,986,310     278,707,402
                                   -----------   ------------    ------------
End of period (including
 undistributed net investment
 income as set forth below)......  $20,552,229   $334,203,986    $248,986,310
                                   ===========   ============    ============
Undistributed (Overdistributed)
 Net Investment Income (Operating
 Loss)...........................  $     7,486   $     13,533    $     14,018
                                   ===========   ============    ============


INCREASE (DECREASE) IN CAPITAL
 SHARES
Shares sold......................    2,580,007        833,506         760,471
Shares issued in reinvestment of
 dividends and distributions.....       16,009         80,549         223,958
Shares redeemed..................     (538,630)      (741,086)       (943,814)
                                   -----------   ------------    ------------
Net Increase (Decrease)..........    2,057,386        172,969          40,615
                                   ===========   ============    ============



/(a) /Period from May 1, 2003, date operations commenced, through December 31,
  2003.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                              MIDCAP GROWTH                MIDCAP VALUE
                                 ACCOUNT                     ACCOUNT
--------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR           YEAR
                           ENDED         ENDED         ENDED          ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                            2003          2002          2003           2002
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (119,860)  $  (133,686)  $    37,683    $     5,173
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    1,751,217    (6,866,138)    1,848,553       (441,501)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    8,910,032      (723,046)   10,004,780     (1,981,417)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   10,541,389    (7,722,870)   11,891,016     (2,417,745)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --            --       (27,166)            --
From net realized gain
 on investment and
 foreign currency
 transactions..........           --            --      (582,274)       (42,844)
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions           --            --      (609,440)       (42,844)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   24,223,832     5,144,470    18,272,263     16,729,861
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --       609,440         42,844
Shares redeemed........   (2,411,334)   (3,325,977)   (2,875,687)    (1,323,289)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   21,812,498     1,818,493    16,006,016     15,449,416
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)   32,353,887    (5,904,377)   27,287,592     12,988,827

NET ASSETS
Beginning of period....   21,933,867    27,838,244    24,766,392     11,777,565
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $54,287,754   $21,933,867   $52,053,984    $24,766,392
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $        --   $        --    $        --
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    2,997,393       708,656     1,532,003      1,473,828
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --        44,005          3,752
Shares redeemed........     (328,524)     (486,268)     (254,500)      (123,123)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)    2,668,869       222,388     1,321,508      1,354,457
                         ===========   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                                 MONEY MARKET                  REAL ESTATE
                                   ACCOUNT                       ACCOUNT
------------------------------------------------------------------------------------
                             YEAR            YEAR           YEAR           YEAR
                            ENDED           ENDED          ENDED          ENDED
                         DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                             2003            2002           2003           2002
                        --------------  --------------  ------------  --------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   1,333,183   $   2,596,166   $ 2,502,035    $ 1,389,285
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........             --              --     2,682,055        418,306
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....             --              --    17,253,518          4,164
                         -------------   -------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      1,333,183       2,596,166    22,437,608      1,811,755

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (1,333,183)     (2,596,166)   (2,467,773)    (1,380,113)
From net realized gain
 on investment and
 foreign currency
 transactions..........             --              --    (1,622,204)       (28,851)
                         -------------   -------------   -----------    -----------
    Total Dividends and
          Distributions     (1,333,183)     (2,596,166)   (4,089,977)    (1,408,964)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    101,802,286     141,409,460    29,325,278     27,933,134
Shares issued in
 reinvestment of
 dividends and
 distributions.........      1,333,183       2,596,166     3,821,507      1,271,804
Shares redeemed........   (153,045,612)   (123,473,078)   (4,834,596)    (5,707,014)
                         -------------   -------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (49,910,143)     20,532,548    28,312,189     23,497,924
                         -------------   -------------   -----------    -----------
         Total Increase
             (Decrease)    (49,910,143)     20,532,548    46,659,820     23,900,715

NET ASSETS
Beginning of period....    201,455,132     180,922,584    46,358,033     22,457,318
                         -------------   -------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 151,544,989   $ 201,455,132   $93,017,853    $46,358,033
                         =============   =============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $          --   $          --   $    30,219    $     9,172
                         =============   =============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    101,802,286     141,409,460     2,232,857      2,416,417
Shares issued in
 reinvestment of
 dividends and
 distributions.........      1,333,183       2,596,166       261,063        114,784
Shares redeemed........   (153,045,612)   (123,473,078)     (377,421)      (491,672)
                         -------------   -------------   -----------    -----------
Net Increase (Decrease)    (49,910,143)     20,532,548     2,116,499      2,039,529
                         =============   =============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                                 SMALLCAP                  SMALLCAP GROWTH
                                  ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                            YEAR          YEAR           YEAR           YEAR
                           ENDED          ENDED         ENDED           ENDED
                        DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                            2003          2002           2003           2002
                        ------------  -------------  ------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    36,757   $     40,114   $  (263,593)   $   (283,963)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    3,438,436     (9,692,380)    3,784,244     (20,601,972)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   10,242,482     (1,321,547)   12,332,953      (6,106,197)
                         -----------   ------------   -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   13,717,675    (10,973,813)   15,853,604     (26,992,132)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................      (43,235)       (30,007)           --              --
Tax return of capital
 distributions.........         (889)            --            --              --
                         -----------   ------------   -----------    ------------
    Total Dividends and
          Distributions      (44,124)       (30,007)           --              --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   22,335,767     11,901,012    11,648,431       9,518,536
Shares issued in
 reinvestment of
 dividends and
 distributions.........       42,665         28,646            --              --
Shares redeemed........   (2,967,433)    (5,218,243)   (4,628,357)     (5,738,028)
                         -----------   ------------   -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   19,410,999      6,711,415     7,020,074       3,780,508
                         -----------   ------------   -----------    ------------
         Total Increase
             (Decrease)   33,084,550     (4,292,405)   22,873,678     (23,211,624)

NET ASSETS
Beginning of period....   32,200,682     36,493,087    32,754,129      55,965,753
                         -----------   ------------   -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $65,285,232   $ 32,200,682   $55,627,807    $ 32,754,129
                         ===========   ============   ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $        --   $      9,056   $        --    $         --
                         ===========   ============   ===========    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    3,135,415      1,742,414     1,641,322       1,243,194
Shares issued in
 reinvestment of
 dividends and
 distributions.........        5,890          4,931            --              --
Shares redeemed........     (471,216)      (771,205)     (695,388)       (816,836)
                         -----------   ------------   -----------    ------------
Net Increase (Decrease)    2,670,089        976,140       945,934         426,358
                         ===========   ============   ===========    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

                              SMALLCAP VALUE                UTILITIES
                                 ACCOUNT                     ACCOUNT
--------------------------------------------------------------------------------
                            YEAR          YEAR          YEAR           YEAR
                           ENDED         ENDED         ENDED          ENDED
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                            2003          2002          2003           2002
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   286,577   $   277,124   $ 1,205,333    $ 1,226,590
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    3,786,145      (361,827)   (1,159,530)    (6,123,162)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   20,991,788    (4,743,345)    3,496,323        757,806
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   25,064,510    (4,828,048)    3,542,126     (4,138,766)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (262,443)     (265,382)   (1,194,735)    (1,217,175)
From net realized gain
 on investment and
 foreign currency
 transactions..........   (2,168,308)           --            --             --
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions   (2,430,751)     (265,382)   (1,194,735)    (1,217,175)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   18,446,873    24,159,669     4,386,440      4,060,984
Shares issued in
 reinvestment of
 dividends and
 distributions.........    2,197,472       233,950     1,194,735      1,217,175
Shares redeemed........   (5,359,483)   (5,971,429)   (2,751,968)    (8,646,169)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   15,284,862    18,422,190     2,829,207     (3,368,010)
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)   37,918,621    13,328,760     5,176,598     (8,723,951)

NET ASSETS
Beginning of period....   44,216,792    30,888,032    25,078,545     33,802,496
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $82,135,413   $44,216,792   $30,255,143    $25,078,545
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    13,144   $     6,529   $    10,598    $     9,415
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,483,978     2,080,990       575,829        510,656
Shares issued in
 reinvestment of
 dividends and
 distributions.........      149,082        22,626       152,394        167,424
Shares redeemed........     (462,988)     (528,875)     (370,003)    (1,094,648)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)    1,170,072     1,574,741       358,220       (416,568)
                         ===========   ===========   ===========    ===========



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. At December 31, 2003, the Fund consists of 24 accounts (Asset Allocation Account, Balanced Account, Bond Account, Capital Value Account, Equity Growth Account, Government Securities Account, Growth Account, International Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, LargeCap Value Account, Limited Term Bond Account, MidCap Account, MidCap Growth Account, MidCap Value Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, and Utilities Account), known as the "Accounts".

Effective May 1, 2003, the initial purchase of 500,000 shares of Limited Term Bond Account was made by Principal Life Insurance Company.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:



SECURITY VALUATION. . The Accounts (with the exception of Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price based on information provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.

Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The value of foreign securities in foreign currency amounts is translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The Accounts record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.



DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS . With respect to Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, commission recapture and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification.

Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as tax return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.


3. OPERATING POLICIES



FEES PAID INDIRECTLY. . The Accounts direct certain portfolio transactions to brokerage firms that, in turn, pay a portion of the Accounts' operating expenses. Certain of the Accounts have also entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each account's expenses. These amounts are reflected in the statements of operations.



FUTURES CONTRACTS. . The Accounts (with the exception of Money Market Account) may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)

When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.



JOINT TRADING ACCOUNT. . Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.



LINE OF CREDIT. . Certain of the Accounts participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating accounts and funds in proportion to their average net assets during each calendar quarter. At December 31, 2003, the Accounts' outstanding borrowings, at an annual rate of 1.57%, under the line of credit are as follows:


 Balanced Account                               $  160,000
 Bond Account                                      270,000
 Capital Value Account                             495,000
 Government Securities Account                   2,170,000
 International Account                             730,000
 International Emerging Markets Account            105,000
 International SmallCap Account                    200,000
 Limited Term Bond Account                         895,000
 MidCap Account                                    285,000
 Real Estate Account                               570,000
 SmallCap Account                                   90,000




SECURITIES LENDING . Certain of the Accounts may lend portfolio securities to approved brokerage firms to earn additional income. Each applicable account receives collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. Cash collateral received is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. Although risk is mitigated by the collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of December 31, 2003, the Accounts had securities on loan and collateral as follows:

                                                   VALUE OF         VALUE OF
                                               SECURITIES LOANED   COLLATERAL
                                               -----------------   ----------
 Asset Allocation Account                         $2,328,198       $2,380,145
 Balanced Account                                  6,336,632        6,517,000
 Bond Account                                        913,877          934,321
 Capital Value Account                               103,607          106,000
 Growth Account                                      741,000          765,000
 International Account                             7,553,706        7,905,168
 International Emerging Markets Account              435,514          473,491
 International SmallCap Account                    6,215,666        6,568,696
 LargeCap Stock Index Account                        639,113          658,000
 MidCap Account                                    6,875,225        7,039,000
 MidCap Growth Account                             1,361,168        1,426,000

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



REPURCHASE AGREEMENTS . The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. The value of the collateral is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event the seller of a repurchase agreement defaults, the Account could experience delays in the realization of the collateral.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each account's average daily net assets. The annual rates used in this calculation for the Accounts are as follows:

                                          NET ASSETS OF ACCOUNTS
                                              (IN MILLIONS)
                                  -------------------------------------
                                  FIRST    NEXT    NEXT    NEXT     OVER
                                   $100    $100    $100    $100     $400
                                  -----    ----    ----    ----     ----
 Asset Allocation Account          .80%    .75%    .70%    .65%     .60%
 Balanced Account                  .60     .55     .50     .45      .40
 Bond Account                      .50     .45     .40     .35      .30
 Equity Growth Account             .80     .75     .70     .65      .60
 Government Securities Account     .50     .45     .40     .35      .30
 International SmallCap Account   1.20    1.15    1.10    1.05     1.00
 Limited Term Bond Account         .50     .45     .40     .35      .30
 MidCap Account                    .65     .60     .55     .50      .45
 MidCap Growth Account             .90     .85     .80     .75      .70
 Money Market Account              .50     .45     .40     .35      .30
 Real Estate Account               .90     .85     .80     .75      .70
 SmallCap Account                  .85     .80     .75     .70      .65
 SmallCap Growth Account          1.00     .95     .90     .85      .80
 SmallCap Value Account           1.10    1.05    1.00     .95      .90
 Utilities Account                 .60     .55     .50     .45      .40



                                              NET ASSETS OF ACCOUNTS
                                                   (IN MILLIONS)
                                      -------------------------------------
                                      FIRST    NEXT    NEXT    NEXT     OVER
                                       $250    $250    $250    $250    $1,000
                                      -----    ----    ----    ----    ------
 Capital Value Account                 .60%    .55%    .50%    .45%      .40%
 Growth Account                        .60     .55     .50     .45       .40
 International Account                 .85     .80     .75     .70       .65
 International Emerging Markets       1.25    1.20    1.15    1.10      1.05
 Account
 LargeCap Blend Account                .75     .70     .65     .60       .55
 LargeCap Value Account                .75     .70     .65     .60       .55
 MidCap Value Account                 1.05    1.00     .95     .90       .85



                                                      OVERALL FEE
                                                     -------------
 LargeCap Growth Equity Account                          1.00%
 LargeCap Stock Index Account                             .35

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager has voluntarily agreed to limit the expenses for certain accounts. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the period. The limits may be changed at anytime. The operating expense limits as of December 31, 2003, are as follows:

                                                         EXPENSE
                                                          LIMIT
                                                         -------
 International Emerging Markets Account                2.00%
 LargeCap Blend Account                                1.00
 LargeCap Stock Index Account                          .40
 LargeCap Value Account                                1.00
 Limited Term Bond Account                             .75



Effective May 1, 2003, the expense limit was increased from 1.75% to 2.00% for International Emerging Markets Account.



AFFILIATED OWNERSHIP. . At December 31, 2003, Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned all of the shares of the Accounts.

For the year ended December 31, 2003, the cost of affiliated securities purchased and proceeds from affiliated securities sold by the Accounts were as follows:

                                               PURCHASES          SALES
                                               --------           -----
                                            SHARES   COST    SHARES   PROCEEDS
                                            ------   ----    ------   --------
 LargeCap Stock Index Account
    Principal Financial Group                766    $24,354   144      $4,396
          (parent company of Principal
 Financial Services, Inc.)





AFFILIATED BROKERAGE COMMISSIONS. . With respect to Utilities Account, $16,250 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. No other Accounts paid brokerage commissions to any member of the Principal Financial Group. Brokerage commissions were paid to affiliates of sub-advisors as follows:

                                                       YEAR ENDED
                                                    DECEMBER 31, 2003
                                                   -------------------
 Asset Allocation Account                                $    63
 Equity Growth Account                                     3,749
 LargeCap Value Account                                   38,590
 MidCap Value Account                                     45,449
 SmallCap Growth Account                                   1,116
 SmallCap Value Account                                      124

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

For the periods ended December 31, 2003, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows:

                                                    PURCHASES        SALES
                                                   ------------  --------------
 Asset Allocation Account                          $119,269,173   $137,727,525
 Balanced Account                                   121,414,337    124,923,941
 Bond Account                                       215,291,676    173,229,476
 Capital Value Account                              269,313,880    272,161,691
 Equity Growth Account                              302,419,611    298,559,080
 Government Securities Account                      348,417,182    318,385,576
 Growth Account                                      51,614,617     64,164,866
 International Account                              154,215,859    142,690,533
 International Emerging Markets Account              21,598,962     16,328,058
 International SmallCap Account                      65,902,606     59,514,574
 LargeCap Blend Account                              49,112,831     16,360,178
 LargeCap Growth Equity Account                      21,011,430      4,044,970
 LargeCap Stock Index Account                        35,587,093     13,328,902
 LargeCap Value Account                              27,881,063      4,152,773
 Limited Term Bond Account                           18,492,181        359,991
 MidCap Account                                     138,527,663    119,757,249
 MidCap Growth Account                               41,615,879     20,406,039
 MidCap Value Account                                33,192,632     18,479,081
 Real Estate Account                                 61,271,492     33,994,181
 SmallCap Account                                    83,595,037     64,399,651
 SmallCap Growth Account                             27,799,973     21,774,228
 SmallCap Value Account                              42,838,736     30,167,759
 Utilities Account                                    8,873,677      5,694,129



The Accounts may trade portfolio securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Each Account has set aside investment securities and other assets in excess of the commitment to serve as collateral. As of December 31, 2003, the Accounts had TBA purchase commitments as follows:

                           FACE AMOUNT           COST             MARKET VALUE
                           -----------  -----------------------  --------------
 Asset Allocation Account  $ 8,425,000        $ 8,725,637         $ 8,770,578
 Balanced Account            1,900,000          1,900,000           1,924,064
 Bond Account               13,200,000         13,333,938          13,374,489
 Government Securities       5,000,000          5,093,750           5,092,190
 Account

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

At December 31, 2003, net federal income tax unrealized appreciation (depreciation) of investments held by the Accounts was composed of the following:

                                                                                                             NET UNREALIZED
                                                                        GROSS UNREALIZED                      APPRECIATION
                                    TAX COST OF INVESTMENTS  --------------------------------------          (DEPRECIATION)
                                                                                                             OF INVESTMENTS
                                         IN SECURITIES        APPRECIATION           (DEPRECIATION)         ---------------
                                         -------------       ----------------------  --------------
 Asset Allocation Account                $ 74,377,177        $            7,967,571  $   (757,305)                  $   7,210,266
 Balanced Account                         123,060,359                    12,752,158    (2,906,309)                      9,845,849
 Bond Account                             269,325,016                     7,258,802    (1,372,860)                      5,885,942
 Capital Value Account                    214,225,443                    35,578,058    (1,322,653)                     34,255,405
 Equity Growth Account                    229,562,126                    40,763,568    (3,694,916)                     37,068,652
 Government Securities Account            369,465,542                     6,811,359    (1,726,086)                      5,085,273
 Growth Account                           133,412,808                    19,637,260   (11,362,484)                      8,274,776
 International Account                    142,757,884                    33,387,477      (532,442)                     32,855,035
 International Emerging Markets            19,274,497                     5,703,805       (78,552)                      5,625,253
 Account
 International SmallCap Account            53,453,831                    19,529,272       (60,897)                     19,468,375
 LargeCap Blend Account                    47,279,170                     5,859,904      (468,730)                      5,391,174
 LargeCap Growth Equity Account            22,833,242                     1,770,014      (223,510)                      1,546,504
 LargeCap Stock Index Account             124,599,747                    13,764,448   (20,025,657)                     (6,261,209)
 LargeCap Value Account                    36,407,112                     6,942,156      (329,342)                      6,612,814
 Limited Term Bond Account                 20,975,047                        60,372       (78,025)                        (17,653)
 MidCap Account                           274,915,001                    70,570,971    (3,398,744)                     67,172,227
 MidCap Growth Account                     47,932,678                     8,206,679    (1,500,545)                      6,706,134
 MidCap Value Account                      40,875,801                     9,261,565      (269,564)                      8,992,001
 Real Estate Account                       74,620,055                    19,473,980      (158,557)                     19,315,423
 SmallCap Account                          56,555,001                     9,297,299      (548,804)                      8,748,495
 SmallCap Growth Account                   40,537,512                    14,440,626      (925,314)                     13,515,312
 SmallCap Value Account                    61,248,490                    20,257,042    (1,394,066)                     18,862,976
 Utilities Account                         27,390,424                     3,082,939    (1,924,377)                      1,158,562



The Accounts' investments are with various issuers in various industries, although Real Estate Account and Utilities Account invest primarily in the real estate and utilities industries, respectively. The schedules of investments contained herein summarize concentrations of credit risk by country (for international accounts), issuer and industry.



FOREIGN CURRENCY CONTRACTS. . At December 31, 2003, Asset Allocation Account owned forward contracts to purchase foreign currencies at specified future dates at fixed exchange rates. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the account as an unrealized gain or loss.

When the contract is closed, the account records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the account's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the account could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following summarizes the terms of the outstanding foreign currency contracts at December 31, 2003:

                                                                                              NET UNREALIZED
                              FOREIGN CURRENCY    CONTRACTS TO                                 APPRECIATION
                             PURCHASE CONTRACTS      ACCEPT     IN EXCHANGE FOR    VALUE      (DEPRECIATION)
                            --------------------  ------------  ---------------  ----------  ----------------
 Asset Allocation Account   Australian Dollars      1,131,900     $  830,339     $  844,825     $ 14,486
                            Canadian Dollars        3,003,696      2,267,189      2,317,059       49,870
                            Chinese Renminbi       29,158,239      3,697,000      3,621,377      (75,623)
                            Euro                    7,008,175      8,590,386      8,818,918      228,532
                            British Pounds          2,122,860      3,672,484      3,776,947      104,463
                            Japanese Yen          444,749,496      4,151,013      4,161,540       10,527
                            Swiss Francs            1,165,000        925,044        944,344       19,300




6. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for periods ended December 31, 2003 and 2002 were as follows:

                             ORDINARY INCOME       LONG-TERM CAPITAL GAIN   RETURN OF CAPITAL
                             -------------         -------------            ----------
                            2003         2002        2003         2002        2003       2002
                            ----         ----        ----         ----        ----       ----
 Asset Allocation        $ 1,630,706  $       --  $       --   $       --   $    --    $    --
 Account
 Balanced Account          3,313,240   4,171,673          --           --        --         --
 Bond Account             10,586,958   8,184,322          --           --        --         --
 Capital Value Account     3,184,811   3,365,166          --           --        --         --
 Equity Growth Account     1,013,283     726,037          --           --        --         --
 Government Securities    13,034,314   8,861,055          --      577,046        --         --
 Account
 Growth Account              287,557      42,385          --           --        --         --
 International Account     1,359,959     634,174          --           --        --         --
 International Emerging      138,194         233          --           --    22,843     11,820
 Markets Account
 International SmallCap      643,639     112,141          --           --        --         --
 Account
 LargeCap Blend Account      307,708      36,458          --           --        --         --
 LargeCap Growth Equity           --          --          --           --        --         --
 Account
 LargeCap Stock Index      1,230,341     897,771          --           --        --         --
 Account
 LargeCap Value Account      446,467      83,991          --           --        --         --
 Limited Term Bond           159,924         N/A          --          N/A        --        N/A
 Account
 MidCap Account            2,964,926   2,608,581          --    4,090,561        --         --
 MidCap Growth Account            --          --          --           --        --         --
 MidCap Value Account        156,203          --     453,237       42,844        --         --
 Money Market Account      1,333,183   2,596,166          --           --        --         --
 Real Estate Account       2,658,282   1,380,113   1,431,695       28,851        --         --
 SmallCap Account             43,235      30,007          --           --       889         --
 SmallCap Growth                  --          --          --           --        --         --
 Account
 SmallCap Value Account    1,118,008     265,382   1,312,743           --        --         --
 Utilities Account         1,194,735   1,217,175          --           --        --         --



For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)



DISTRIBUTABLE EARNINGS . As of December 31, 2003, the components of distributable earnings on a federal income tax basis were as follows:

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Asset Allocation Account             $ 3,232,174            $       --
 Balanced Account                       2,643,431                    --
 Bond Account                          12,457,115                    --
 Capital Value Account                     12,102                    --
 Equity Growth Account                     10,913                    --
 Government Securities Account         16,265,884                    --
 Growth Account                           443,344                    --
 International Account                  1,795,860                    --
 International SmallCap Account           602,653                    --
 LargeCap Blend Account                   619,757               451,599
 LargeCap Stock Index Account              14,319                    --
 LargeCap Value Account                     3,325                    --
 Limited Term Bond Account                  7,486                    --
 MidCap Account                            13,533             9,333,432
 MidCap Value Account                     238,609               524,406
 Real Estate Account                      207,243               937,310
 SmallCap Value Account                   484,878               767,752
 Utilities Account                         10,598                    --


As of December 31, 2003, International Emerging Markets Account, LargeCap Growth Equity Account, MidCap Growth Account, Money Market Account, SmallCap Account and SmallCap Growth Account had no distributable earnings on a federal income tax basis.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                               DECEMBER 31, 2003
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2003, the following Accounts had approximate net capital loss carryforwards as follows:

                               NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:
                               2008        2009         2010          2011
                            ----------  -----------  -----------  -----------
 Asset Allocation Account   $       --  $   335,000  $ 7,169,000   $   118,000
 Balanced Account                   --    1,690,000   21,393,000     2,392,000
 Bond Account                4,126,000      302,000    1,073,000            --
 Capital Value Account              --      540,000   25,090,000            --
 Equity Growth Account              --   45,845,000   45,623,000    11,288,000
 Government Securities              --           --      400,000     3,059,000
 Account
 Growth Account                     --   24,708,000   57,036,000    13,568,000
 International Account              --   26,626,000   26,015,000     2,642,000
 International Emerging             --           --       69,000            --
 Markets Account
 International SmallCap             --   11,229,000    4,512,000     1,657,000
 Account
 LargeCap Growth Equity         28,000    2,489,000    1,635,000       262,000
 Account
 LargeCap Stock Index               --    1,114,000    3,977,000            --
 Account
 LargeCap Value Account             --           --       14,000        85,000
 Limited Term Bond Account          --           --           --         1,000
 MidCap Growth Account              --    1,240,000    7,158,000            --
 SmallCap Account                   --      412,000   11,553,000            --
 SmallCap Growth Account            --   28,904,000   21,722,000            --
 Utilities Account                  --    2,949,000    8,557,000     1,185,000





POST-OCTOBER LOSSES . Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company's taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2003, the Accounts had approximate post-October losses as follows:

 Government Securities Account            $ 80,000
 Growth Account                            300,000
 International Emerging Markets Account     10,000
 Limited Term Bond Account                   2,000

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                               DECEMBER 31, 2003

                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (50.22%)
ADVERTISING AGENCIES (0.04%)
                                                                                    $
 Omnicom Group                                                       475                 41,482
AEROSPACE & DEFENSE (0.36%)
 Boeing                                                            4,100                172,774
 Northrop Grumman                                                    900                 86,040
 Raytheon                                                          2,100                 63,084
 Rockwell Collins                                                    900                 27,027
                                                                                        348,925
AEROSPACE & DEFENSE EQUIPMENT (0.41%)
 General Dynamics                                                    900                 81,351
 Lockheed Martin                                                   2,000                102,800
 United Technologies                                               2,300                217,971
                                                                                        402,122
AGRICULTURAL OPERATIONS (0.04%)
 Monsanto                                                          1,500                 43,170
AIRLINES (0.06%)
 Southwest Airlines                                                3,900                 62,946
APPLICATIONS SOFTWARE (0.97%)
 Citrix Systems /1/                                                  500                 10,605
 Intuit /1/                                                          500                 26,455
 Mercury Interactive /1/                                             400                 19,456
 Microsoft                                                        31,600                870,264
 Siebel Systems /1/                                                1,600                 22,192
                                                                                        948,972
ATHLETIC FOOTWEAR (0.04%)
 Nike                                                                578                 39,570
AUTO-CARS & LIGHT TRUCKS (0.15%)
 Ford Motor                                                        4,373                 69,968
 General Motors                                                    1,478                 78,925
                                                                                        148,893
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.06%)
 Paccar                                                              700                 59,584
BEVERAGES-NON-ALCOHOLIC (1.26%)
 Coca-Cola                                                        14,525                737,144
 Coca-Cola Enterprises                                             1,700                 37,179
 Pepsi Bottling Group                                              1,200                 29,016
 Pepsico                                                           9,270                432,167
                                                                                      1,235,506
BREWERY (0.18%)
 Anheuser-Busch                                                    3,300                173,844
BROADCASTING SERVICES & PROGRAMMING (0.06%)
 Clear Channel Communications                                      1,251                 58,584
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.10%)
 Masco                                                             2,300                 63,043
 Vulcan Materials                                                    700                 33,299
                                                                                         96,342
BUILDING PRODUCTS-AIR & HEATING (0.04%)
 American Standard /1/                                               400                 40,280
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Ecolab                                                            2,100                 57,477
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CABLE TV (0.15%)
                                                                                    $
 Comcast /1/                                                       4,552                149,624
CASINO SERVICES (0.13%)
 International Game Technology                                     3,706                132,304
CELLULAR TELECOMMUNICATIONS (0.42%)
 AT&T Wireless Services /1/                                       22,200                177,378
 Nextel Communications /1/                                         8,500                238,510
                                                                                        415,888
CHEMICALS-DIVERSIFIED (0.62%)
 Dow Chemical                                                      5,200                216,164
 E. I. Du Pont de Nemours                                          5,700                261,573
 PPG Industries                                                    1,100                 70,422
 Rohm & Haas                                                       1,400                 59,794
                                                                                        607,953
CHEMICALS-SPECIALTY (0.06%)
 Engelhard                                                         1,000                 29,950
 Sigma-Aldrich                                                       500                 28,590
                                                                                         58,540
CIRCUIT BOARDS (0.02%)
 Jabil Circuit /1/                                                   700                 19,810
COMMERCIAL BANKS (0.02%)
 AmSouth Bancorp                                                     100                  2,450
 BB&T                                                                100                  3,864
 Regions Financial                                                   100                  3,720
 SouthTrust                                                          100                  3,273
 Synovus Financial                                                   100                  2,892
                                                                                         16,199
COMMERCIAL SERVICE-FINANCE (0.12%)
 Concord EFS /1/                                                   1,500                 22,260
 H&R Block                                                           900                 49,833
 Moody's                                                             100                  6,055
 Paychex                                                           1,200                 44,640
                                                                                        122,788
COMPUTER SERVICES (0.11%)
 Computer Sciences /1/                                               700                 30,961
 Electronic Data Systems                                           1,500                 36,810
 Sungard Data Systems /1/                                            900                 24,939
 Unisys /1/                                                        1,200                 17,820
                                                                                        110,530
COMPUTERS (0.78%)
 Apple Computer /1/                                                1,200                 25,644
 Hewlett-Packard                                                   9,300                213,621
 International Business Machines                                   5,200                481,936
 Sun Microsystems /1/                                              9,800                 44,002
                                                                                        765,203
COMPUTERS-INTEGRATED SYSTEMS (0.26%)
 Dell /1/                                                          7,600                258,096
COMPUTERS-MEMORY DEVICES (0.13%)
 EMC /1/                                                           6,500                 83,980
 Veritas Software /1/                                              1,300                 48,308
                                                                                        132,288
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.03%)
                                                                                    $
 Lexmark International /1/                                           400                 31,456
CONSUMER PRODUCTS-MISCELLANEOUS (0.10%)
 Clorox                                                            1,000                 48,560
 Fortune Brands                                                      651                 46,540
                                                                                         95,100
CONTAINERS-PAPER & PLASTIC (0.03%)
 Sealed Air /1/                                                      500                 27,070
COSMETICS & TOILETRIES (1.39%)
 Avon Products                                                     1,000                 67,490
 Colgate-Palmolive                                                 3,650                182,682
 Gillette                                                          4,000                146,920
 Kimberly-Clark                                                    2,100                124,089
 Procter & Gamble                                                  8,400                838,992
                                                                                      1,360,173
CRUISE LINES (0.25%)
 Carnival                                                          6,283                249,624
DATA PROCESSING & MANAGEMENT (0.19%)
 Automatic Data Processing                                         1,900                 75,259
 First Data                                                        2,200                 90,398
 Fiserv /1/                                                          500                 19,755
                                                                                        185,412
DISTRIBUTION-WHOLESALE (0.02%)
 W.W. Grainger                                                       500                 23,695
DIVERSIFIED FINANCIAL SERVICES (1.14%)
 Citigroup                                                        23,016              1,117,197
DIVERSIFIED MANUFACTURING OPERATIONS (2.63%)
 3M                                                                3,700                314,611
 Cooper Industries                                                   600                 34,758
 Danaher                                                             800                 73,400
 Eaton                                                               500                 53,990
 General Electric                                                 48,300              1,496,334
 Honeywell International                                           4,300                143,749
 Illinois Tool Works                                               1,600                134,256
 ITT Industries                                                      400                 29,684
 Textron                                                             700                 39,942
 Tyco International                                                9,700                257,050
                                                                                      2,577,774
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.12%)
 Cendant /1/                                                       5,300                118,031
E-COMMERCE-SERVICES (0.09%)
 eBay /1/                                                          1,328                 85,776
ELECTRIC PRODUCTS-MISCELLANEOUS (0.17%)
 Emerson Electric                                                  2,100                135,975
 Molex                                                               800                 27,912
                                                                                        163,887
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.04%)
 Sanmina /1/                                                       1,900                 23,959
 Solectron /1/                                                     3,000                 17,730
                                                                                         41,689
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.98%)
                                                                                    $
 Advanced Micro Devices /1/                                        1,200                 17,880
 Altera /1/                                                        1,500                 34,050
 Broadcom /1/                                                        900                 30,681
 Intel                                                            19,200                618,240
 Micron Technology /1/                                             1,700                 22,899
 National Semiconductor /1/                                          600                 23,646
 QLogic /1/                                                          300                 15,480
 Texas Instruments                                                 5,100                149,838
 Xilinx /1/                                                        1,200                 46,488
                                                                                        959,202
ELECTRONIC FORMS (0.03%)
 Adobe Systems                                                       700                 27,510
ELECTRONIC MEASUREMENT INSTRUMENTS (0.04%)
 Agilent Technologies /1/                                          1,500                 43,860
ENTERPRISE SOFTWARE & SERVICE (0.29%)
 BMC Software /1/                                                    600                 11,190
 Computer Associates International                                 1,700                 46,478
 Oracle /1/                                                       15,200                200,640
 Peoplesoft /1/                                                    1,100                 25,080
                                                                                        283,388
ENTERTAINMENT SOFTWARE (0.04%)
 Electronic Arts /1/                                                 800                 38,224
FIDUCIARY BANKS (0.46%)
 Bank of New York                                                  3,800                125,856
 Mellon Financial                                                  9,600                308,256
 Northern Trust                                                      100                  4,642
 State Street                                                        200                 10,416
                                                                                        449,170
FINANCE-CONSUMER LOANS (0.01%)
 SLM                                                                 200                  7,536
FINANCE-CREDIT CARD (0.45%)
 American Express                                                  3,900                188,097
 Capital One Financial                                               100                  6,129
 MBNA                                                             10,100                250,985
                                                                                        445,211
FINANCE-INVESTMENT BANKER & BROKER (0.95%)
 Charles Schwab                                                    6,100                 72,224
 Goldman Sachs Group                                               2,975                293,722
 Lehman Brothers Holdings                                          2,800                216,216
 Merrill Lynch                                                     6,000                351,900
                                                                                        934,062
FINANCE-MORTGAGE LOAN/BANKER (0.25%)
 Federal Home Loan Mortgage                                        2,100                122,472
 Federal National Mortgage Association                             1,600                120,096
                                                                                        242,568
FINANCIAL GUARANTEE INSURANCE (0.01%)
 MBIA                                                                100                  5,923
 MGIC Investment                                                     100                  5,694
                                                                                         11,617
FOOD-CONFECTIONERY (0.10%)
 Hershey Foods                                                       500                 38,495
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-CONFECTIONERY (CONTINUED)
                                                                                    $
 Wm. Wrigley Jr.                                                   1,000                 56,210
                                                                                         94,705
FOOD-FLOUR & GRAIN (0.04%)
 Archer Daniels Midland                                            2,700                 41,094
FOOD-MISCELLANEOUS/DIVERSIFIED (0.34%)
 Campbell Soup                                                     1,700                 45,560
 ConAgra Foods                                                     2,100                 55,419
 General Mills                                                     1,300                 58,890
 H.J. Heinz                                                        1,500                 54,645
 Kellogg                                                           1,500                 57,120
 Sara Lee                                                          2,800                 60,788
                                                                                        332,422
FOOD-RETAIL (0.28%)
 Albertson's                                                       1,500                 33,975
 Kroger /1/                                                       11,000                203,610
 Safeway /1/                                                       1,700                 37,247
                                                                                        274,832
FOOD-WHOLESALE & DISTRIBUTION (0.09%)
 Sysco                                                             2,500                 93,075
FORESTRY (0.03%)
 Plum Creek Timber                                                 1,100                 33,495
GOLD MINING (0.12%)
 Newmont Mining                                                    2,400                116,664
HEALTH CARE COST CONTAINMENT (0.00%)
 McKesson                                                            100                  3,216
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid                                                   817                 18,603
HOTELS & MOTELS (0.27%)
 Hilton Hotels                                                     4,200                 71,946
 Marriott International                                            2,532                116,978
 Starwood Hotels & Resorts Worldwide                               2,078                 74,746
                                                                                        263,670
HUMAN RESOURCES (0.03%)
 Robert Half International /1/                                     1,400                 32,676
INDUSTRIAL AUTOMATION & ROBOTS (0.04%)
 Rockwell International                                            1,100                 39,160
INDUSTRIAL GASES (0.17%)
 Air Products & Chemicals                                          1,600                 84,528
 Praxair                                                           2,200                 84,040
                                                                                        168,568
INSTRUMENTS-CONTROLS (0.09%)
 Johnson Controls                                                    294                 34,139
 Parker Hannifin                                                     700                 41,650
 Thermo Electron /1/                                                 500                 12,600
                                                                                         88,389
INSTRUMENTS-SCIENTIFIC (0.02%)
 Waters /1/                                                          500                 16,580
INSURANCE BROKERS (0.02%)
 Aon                                                                 100                  2,394
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (CONTINUED)
                                                                                    $
 Marsh & McLennan                                                    300                 14,367
                                                                                         16,761
INTERNET SECURITY (0.03%)
 Symantec /1/                                                        800                 27,720
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.01%)
 Franklin Resources                                                  200                 10,412
LIFE & HEALTH INSURANCE (0.51%)
 Aflac                                                             4,600                166,428
 Jefferson-Pilot                                                     100                  5,065
 John Hancock Financial Services                                     100                  3,750
 Lincoln National                                                  8,100                326,997
 UnumProvident                                                       100                  1,577
                                                                                        503,817
LINEN SUPPLY & RELATED ITEMS (0.05%)
 Cintas                                                              900                 45,117
MACHINERY-CONSTRUCTION & MINING (0.15%)
 Caterpillar                                                       1,800                149,436
MACHINERY-FARM (0.08%)
 Deere                                                             1,200                 78,060
MACHINERY-GENERAL INDUSTRY (0.11%)
 Dover                                                             1,100                 43,725
 Ingersoll-Rand                                                    1,000                 67,880
                                                                                        111,605
MEDICAL INSTRUMENTS (0.52%)
 Biomet                                                              100                  3,641
 Boston Scientific /1/                                             3,400                124,984
 Guidant                                                           1,400                 84,280
 Medtronic                                                         4,100                199,301
 St. Jude Medical /1/                                              1,575                 96,626
                                                                                        508,832
MEDICAL PRODUCTS (0.74%)
 Baxter International                                                400                 12,208
 Becton Dickinson                                                    100                  4,114
 Johnson & Johnson                                                13,500                697,410
 Stryker                                                             100                  8,501
                                                                                        722,233
MEDICAL-BIOMEDICAL/GENE (0.49%)
 Amgen /1/                                                         5,800                358,440
 Biogen /1/                                                          805                 29,608
 Chiron /1/                                                          800                 45,592
 Genzyme /1/                                                         900                 44,406
                                                                                        478,046
MEDICAL-DRUGS (3.24%)
 Abbott Laboratories                                               6,900                321,540
 Allergan                                                            700                 53,767
 Bristol-Myers Squibb                                              8,900                254,540
 Eli Lilly                                                         5,100                358,683
 Forest Laboratories /1/                                           1,600                 98,880
 Medimmune /1/                                                     1,000                 25,400
 Merck                                                            10,200                471,240
 Pfizer                                                           34,800              1,229,484
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                    $
 Schering-Plough                                                   6,600                114,774
 Wyeth                                                             5,900                250,455
                                                                                      3,178,763
MEDICAL-HMO (0.27%)
 Anthem /1/                                                          500                 37,500
 UnitedHealth Group                                                3,700                215,266
 Wellpoint Health Networks /1/                                       100                  9,699
                                                                                        262,465
MEDICAL-HOSPITALS (0.08%)
 HCA                                                                 600                 25,776
 Health Management Associates                                      2,000                 48,000
 Tenet Healthcare /1/                                                200                  3,210
                                                                                         76,986
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.10%)
 AmerisourceBergen                                                 1,300                 72,995
 Cardinal Health                                                     400                 24,464
                                                                                         97,459
METAL-ALUMINUM (0.20%)
 Alcoa                                                             5,200                197,600
METAL-COPPER (0.04%)
 Phelps Dodge /1/                                                    500                 38,045
METAL-DIVERSIFIED (0.04%)
 Freeport-McMoran Copper & Gold                                    1,000                 42,130
MISCELLANEOUS INVESTING (0.15%)
 Equity Office Properties Trust                                    2,200                 63,030
 Equity Residential Properties Trust                               1,500                 44,265
 Prologis Trust                                                    1,100                 35,299
                                                                                        142,594
MONEY CENTER BANKS (0.46%)
 Bank of America                                                   3,800                305,634
 JP Morgan Chase                                                   3,900                143,247
                                                                                        448,881
MOTORCYCLE & MOTOR SCOOTER (0.04%)
 Harley-Davidson                                                     744                 35,362
MULTI-LINE INSURANCE (1.24%)
 Allstate                                                            400                 17,208
 American International Group                                      7,675                508,699
 Cigna                                                               100                  5,750
 Hartford Financial Services                                      11,000                649,330
 Loews                                                               100                  4,945
 MetLife                                                             500                 16,835
 Prudential Financial                                                300                 12,531
                                                                                      1,215,298
MULTIMEDIA (0.51%)
 Gannett                                                             560                 49,930
 McGraw-Hill                                                         491                 34,331
 Time Warner /1/                                                   9,024                162,342
 Viacom                                                            3,664                162,608
 Walt Disney                                                       4,038                 94,206
                                                                                        503,417
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (0.57%)
                                                                                    $
 Cisco Systems /1/                                                20,600                500,374
 Lucent Technologies /1/                                          13,100                 37,204
 Network Appliance /1/                                             1,100                 22,583
                                                                                        560,161
NON-HAZARDOUS WASTE DISPOSAL (0.09%)
 Waste Management                                                  3,000                 88,800
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Pitney Bowes                                                      1,300                 52,806
 Xerox /1/                                                         2,600                 35,880
                                                                                         88,686
OFFICE SUPPLIES & FORMS (0.04%)
 Avery Dennison                                                      700                 39,214
OIL & GAS DRILLING (0.06%)
 Nabors Industries /1/                                               500                 20,750
 Transocean Sedco Forex /1/                                        1,800                 43,218
                                                                                         63,968
OIL COMPANY-EXPLORATION & PRODUCTION (0.49%)
 Anadarko Petroleum                                                2,000                102,020
 Apache                                                            1,700                137,870
 Burlington Resources                                              2,500                138,450
 Devon Energy                                                      1,000                 57,260
 EOG Resources                                                       500                 23,085
 Kerr-McGee                                                          400                 18,596
                                                                                        477,281
OIL COMPANY-INTEGRATED (3.40%)
 Amerada Hess                                                        100                  5,317
 ChevronTexaco                                                     7,800                673,842
 ConocoPhillips                                                    5,000                327,850
 Exxon Mobil                                                      48,300              1,980,300
 Marathon Oil                                                      3,100                102,579
 Occidental Petroleum                                              3,900                164,736
 Unocal                                                            2,100                 77,343
                                                                                      3,331,967
OIL-FIELD SERVICES (0.54%)
 Baker Hughes                                                      4,600                147,936
 BJ Services /1/                                                   2,300                 82,570
 Halliburton                                                       2,200                 57,200
 Schlumberger                                                      4,400                240,768
                                                                                        528,474
PAPER & RELATED PRODUCTS (0.33%)
 Georgia-Pacific                                                   1,500                 46,005
 International Paper                                               3,000                129,330
 MeadWestvaco                                                      1,400                 41,650
 Weyerhaeuser                                                      1,600                102,400
                                                                                        319,385
PHARMACY SERVICES (0.04%)
 Medco Health Solutions /1/                                        1,250                 42,488
PHOTO EQUIPMENT & SUPPLIES (0.02%)
 Eastman Kodak                                                       723                 18,559
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion                                         1,400                 34,230
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.07%)
                                                                                    $
 ACE                                                                 300                 12,426
 Chubb                                                               100                  6,810
 Progressive                                                         100                  8,359
 St. Paul                                                            100                  3,965
 Travelers Property Casualty                                       1,852                 31,428
 XL Capital                                                          100                  7,755
                                                                                         70,743
PUBLICLY TRADED INVESTMENT FUND (8.82%)
 iShares MSCI Emerging Markets Index Fund /1/                     13,750              2,254,038
 iShares MSCI Japan Index Fund /1/                               360,400              3,474,256
 iShares S&P Europe 350 Index Fund                                44,600              2,867,780
 Standard & Poor's MidCap 400 Depository Receipts                    437                 46,138
                                                                                      8,642,212
PUBLISHING-NEWSPAPERS (0.06%)
 New York Times                                                      502                 23,991
 Tribune                                                             632                 32,611
                                                                                         56,602
REGIONAL BANKS (0.74%)
 Bank One                                                            400                 18,236
 Comerica                                                          1,200                 67,272
 Fifth Third Bancorp                                                 700                 41,370
 FleetBoston Financial                                               300                 13,095
 KeyCorp                                                             100                  2,932
 National City                                                       200                  6,788
 PNC Financial Services Group                                      1,500                 82,095
 SunTrust Banks                                                      100                  7,150
 U.S. Bancorp                                                      7,300                217,394
 Wachovia                                                            400                 18,636
 Wells Fargo                                                       4,200                247,338
                                                                                        722,306
RETAIL-APPAREL & SHOE (0.07%)
 Gap                                                               1,844                 42,799
 Limited                                                           1,228                 22,141
                                                                                         64,940
RETAIL-AUTO PARTS (0.02%)
 Autozone /1/                                                        205                 17,468
RETAIL-BEDDING (0.04%)
 Bed Bath & Beyond /1/                                               798                 34,593
RETAIL-BUILDING PRODUCTS (0.25%)
 Home Depot                                                        4,493                159,456
 Lowe's                                                            1,599                 88,569
                                                                                        248,025
RETAIL-CONSUMER ELECTRONICS (0.04%)
 Best Buy /1/                                                        669                 34,949
RETAIL-DISCOUNT (1.51%)
 Costco Wholesale /1/                                              2,775                103,174
 Dollar General                                                      880                 18,471
 Family Dollar Stores                                                459                 16,469
 Target                                                            1,949                 74,842
 TJX                                                               1,096                 24,167
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                                    $
 Wal-Mart Stores                                                  23,400              1,241,370
                                                                                      1,478,493
RETAIL-DRUG STORE (0.25%)
 CVS                                                               1,500                 54,180
 Walgreen                                                          5,375                195,543
                                                                                        249,723
RETAIL-JEWELRY (0.02%)
 Tiffany                                                             446                 20,159
RETAIL-MAJOR DEPARTMENT STORE (0.07%)
 J.C. Penney                                                         741                 19,473
 May Department Stores                                               571                 16,599
 Sears Roebuck                                                       614                 27,931
                                                                                         64,003
RETAIL-OFFICE SUPPLIES (0.04%)
 Staples /1/                                                       1,330                 36,309
RETAIL-REGIONAL DEPARTMENT STORE (0.06%)
 Federated Department Stores                                         512                 24,131
 Kohl's /1/                                                          697                 31,323
                                                                                         55,454
RETAIL-RESTAURANTS (0.58%)
 McDonald's                                                       12,169                302,157
 Starbucks /1/                                                     4,287                141,728
 Yum! Brands /1/                                                   3,498                120,331
                                                                                        564,216
SAVINGS & LOANS-THRIFTS (0.03%)
 Charter One Financial                                               110                  3,801
 Golden West Financial                                               100                 10,319
 Washington Mutual                                                   300                 12,036
                                                                                         26,156
SCHOOLS (0.05%)
 Apollo Group /1/                                                    700                 47,600
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.14%)
 Analog Devices /1/                                                1,100                 50,215
 Linear Technology                                                   900                 37,863
 Maxim Integrated Products                                         1,000                 49,800
                                                                                        137,878
SEMICONDUCTOR EQUIPMENT (0.19%)
 Applied Materials /1/                                             4,900                110,005
 Kla-Tencor /1/                                                      600                 35,202
 Novellus Systems /1/                                                500                 21,025
 Teradyne /1/                                                        700                 17,815
                                                                                        184,047
STEEL PRODUCERS (0.03%)
 Nucor                                                               500                 28,000
TELECOMMUNICATION EQUIPMENT (0.15%)
 Qualcomm                                                          2,400                129,432
 Scientific-Atlanta                                                  600                 16,380
                                                                                        145,812
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.06%)
 Corning /1/                                                       4,100                 42,763
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (CONTINUED)
                                                                                    $
 JDS Uniphase /1/                                                  5,800                 21,170
                                                                                         63,933
TELECOMMUNICATION SERVICES (0.02%)
 Avaya /1/                                                         1,300                 16,822
TELEPHONE-INTEGRATED (2.51%)
 ALLTEL                                                            2,800                130,424
 AT&T                                                              6,400                129,920
 BellSouth                                                        15,000                424,500
 CenturyTel                                                        1,400                 45,668
 Qwest Communications International /1/                           13,900                 60,048
 SBC Communications                                               26,900                701,283
 Sprint                                                            7,700                126,434
 Sprint PCS /1/                                                    8,600                 48,332
 Telefonica /1/                                                        1                     44
 Verizon Communications                                           22,500                789,300
                                                                                      2,455,953
TELEVISION (0.03%)
 Univision Communications /1/                                        716                 28,418
TOBACCO (0.63%)
 Altria Group                                                     10,800                587,736
 UST                                                                 800                 28,552
                                                                                        616,288
TOYS (0.03%)
 Mattel                                                            1,329                 25,610
TRANSPORT-RAIL (0.23%)
 Burlington Northern Santa Fe                                      1,800                 58,230
 CSX                                                               1,300                 46,722
 Norfolk Southern                                                  1,600                 37,840
 Union Pacific                                                     1,200                 83,376
                                                                                        226,168
TRANSPORT-SERVICES (0.51%)
 FedEx                                                             1,500                101,250
 United Parcel Service                                             5,400                402,570
                                                                                        503,820
WEB PORTALS (0.09%)
 Yahoo /1/                                                         2,000                 90,340
WIRELESS EQUIPMENT (0.10%)
 Motorola                                                          6,900                 97,083
                                                    TOTAL COMMON STOCKS              49,221,676

                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
REAL ESTATE OPERATOR & DEVELOPER (0.00%)
 Atlantic Gulf Communities                                         4,809                      -
                                                 TOTAL PREFERRED STOCKS                       -

                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (10.74%)
AEROSPACE & DEFENSE (0.11%)
 BAE Systems Asset Trust /2/
                                                             $                      $
  6.66%; 09/15/13                                                 68,436                 75,636
 Raytheon
  6.75%; 08/15/07                                                 25,000                 27,698
                                                                                        103,334
AEROSPACE & DEFENSE EQUIPMENT (0.04%)
 Goodrich
  7.63%; 12/15/12                                                 15,000                 17,330
 Lockheed Martin
  7.75%; 05/01/26                                                 10,000                 12,015
  8.50%; 12/01/29                                                 10,000                 13,104
                                                                                         42,449
AIRLINES (0.13%)
 Continental Airlines
  6.65%; 09/15/17                                                 95,352                 93,159
 Southwest Airlines
  5.50%; 11/01/06                                                 35,000                 37,306
                                                                                        130,465
AUTO-CARS & LIGHT TRUCKS (0.32%)
 DaimlerChrysler Holding
  7.20%; 09/01/09                                                 45,000                 50,255
  7.30%; 01/15/12                                                 50,000                 55,672
 Ford Motor
  7.45%; 07/16/31                                                205,000                207,157
                                                                                        313,084
AUTOMOBILE SEQUENTIAL (0.57%)
 DaimlerChrysler Auto Trust
  2.90%; 12/06/04                                                  1,756                  1,756
 Ford Credit Auto Owner Trust
  1.62%; 08/15/05                                                 96,418                 96,565
 Harley-Davidson Motorcycle Trust
  1.56%; 05/15/07                                                 82,118                 82,240
 Honda Auto Receivables Owner Trust
  1.46%; 09/19/05                                                118,091                118,199
  1.66%; 06/15/05                                                 76,771                 76,856
 Nissan Auto Receivables Owner Trust
  4.80%; 02/15/07                                                100,000                102,180
 Whole Auto Loan Trust
  1.88%; 06/15/05                                                 77,550                 77,713
                                                                                        555,509
BREWERY (0.03%)
 Miller Brewing /2/
  4.25%; 08/15/08                                                 30,000                 30,400
BUILDING-RESIDENTIAL & COMMERCIAL (0.06%)
 DR Horton
  6.88%; 05/01/13                                                 30,000                 31,950
 Pulte Homes
  6.38%; 05/15/33                                                 15,000                 14,601
  7.88%; 08/01/11                                                 10,000                 11,786
                                                                                         58,337
CABLE TV (0.18%)
 Comcast
  6.50%; 01/15/15                                                 70,000                 75,951
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 Comcast Cable Communications
                                                             $                      $
  8.38%; 05/01/07                                                 25,000                 28,985
 EchoStar DBS
  6.38%; 10/01/11 /2/                                             35,000                 35,875
  9.38%; 02/01/09                                                 35,000                 36,794
                                                                                        177,605
CASINO HOTELS (0.09%)
 Harrah's Operating
  8.00%; 02/01/11                                                 35,000                 41,113
 MGM Mirage
  8.50%; 09/15/10                                                 45,000                 51,638
                                                                                         92,751
CELLULAR TELECOMMUNICATIONS (0.05%)
 AT&T Wireless Services
  8.75%; 03/01/31                                                 40,000                 49,353
CHEMICALS-DIVERSIFIED (0.03%)
 FMC
  10.25%; 11/01/09                                                 5,000                  5,850
 ICI Wilmington
  4.38%; 12/01/08                                                 20,000                 19,925
                                                                                         25,775
COMPUTER SERVICES (0.04%)
 Electronic Data Systems
  6.00%; 08/01/13                                                 25,000                 24,566
  7.13%; 10/15/09                                                 15,000                 16,012
                                                                                         40,578
CONTAINERS-PAPER & PLASTIC (0.05%)
 Packaging Corp. of America
  5.75%; 08/01/13                                                 20,000                 20,204
 Sealed Air /2/
  5.63%; 07/15/13                                                 30,000                 30,699
                                                                                         50,903
CREDIT CARD ASSET BACKED SECURITIES (1.30%)
 Chase Credit Card Master Trust
  5.50%; 11/17/08                                                350,000                376,049
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                                250,000                256,080
  6.90%; 10/15/07                                                200,000                216,693
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                200,000                215,699
 Nordstrom Private Label Credit Card Master Note Trust
  /2/
  4.82%; 04/15/10                                                200,000                210,395
                                                                                      1,274,916
DIVERSIFIED FINANCIAL SERVICES (0.20%)
 Citigroup
  5.63%; 08/27/12                                                 40,000                 42,226
  6.00%; 02/21/12                                                 50,000                 54,637
 General Electric Capital
  4.25%; 12/01/10                                                 25,000                 24,876
  6.75%; 03/15/32                                                 50,000                 55,356
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 NiSource Finance
                                                             $                      $
  7.63%; 11/15/05                                                 20,000                 21,850
                                                                                        198,945
DIVERSIFIED MANUFACTURING OPERATIONS (0.17%)
 Honeywell International
  5.13%; 11/01/06                                                155,000                165,909
DIVERSIFIED OPERATIONS (0.03%)
 Hutchison Whampoa International /2/
  6.50%; 02/13/13                                                 25,000                 26,038
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.03%)
 Cendant
  7.38%; 01/15/13                                                 25,000                 28,658
ELECTRIC-DISTRIBUTION (0.01%)
 Detroit Edison
  6.35%; 10/15/32                                                 10,000                 10,607
ELECTRIC-INTEGRATED (0.98%)
 Appalachian Power
  5.95%; 05/15/33                                                  5,000                  4,810
 Cincinnati Gas & Electric
  5.38%; 06/15/33                                                 15,000                 13,474
  5.40%; 06/15/33                                                 10,000                  9,017
  5.70%; 09/15/12                                                 20,000                 21,042
 Columbus Southern Power
  6.60%; 03/01/33                                                 25,000                 26,792
 Constellation Energy Group
  7.60%; 04/01/32                                                 25,000                 29,260
 Consumers Energy /2/
  4.00%; 05/15/10                                                 15,000                 14,514
  4.80%; 02/17/09                                                 25,000                 25,554
  5.38%; 04/15/13                                                 10,000                 10,046
 Entergy Gulf States /2/
  3.60%; 06/01/08                                                 20,000                 19,278
 Exelon
  6.75%; 05/01/11                                                 30,000                 33,507
 FirstEnergy
  6.45%; 11/15/11                                                 35,000                 36,276
 Monongahela Power
  5.00%; 10/01/06                                                 20,000                 20,350
 Ohio Edison /2/
  5.45%; 05/01/15                                                 35,000                 33,832
 Ohio Power
  6.60%; 02/15/33                                                 15,000                 16,098
 PECO Energy Transition Trust
  6.05%; 03/01/09                                                500,000                541,718
 PSEG Energy Holdings
  8.63%; 02/15/08                                                 25,000                 27,281
  9.13%; 02/10/04                                                 40,000                 40,200
 TXU Energy
  7.00%; 03/15/13                                                 20,000                 22,120
 Wisconsin Electric Power
  5.63%; 05/15/33                                                 10,000                  9,711
 Wisconsin Energy
  6.20%; 04/01/33                                                 10,000                  9,956
                                                                                        964,836
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRONIC PARTS DISTRIBUTION (0.05%)
 Arrow Electronics
                                                             $                      $
  6.88%; 07/01/13                                                 25,000                 26,639
  6.88%; 06/01/18                                                 10,000                 10,385
 Avnet
  9.75%; 02/15/08                                                 10,000                 11,625
                                                                                         48,649
FINANCE-AUTO LOANS (0.43%)
 Ford Motor Credit
  7.25%; 10/25/11                                                 35,000                 37,960
 General Motors Acceptance
  4.50%; 07/15/06                                                 20,000                 20,575
  8.00%; 11/01/31                                                145,000                162,830
 Toyota Motor Credit
  5.65%; 01/15/07                                                185,000                203,897
                                                                                        425,262
FINANCE-CONSUMER LOANS (0.24%)
 American General Finance
  5.88%; 07/14/06                                                105,000                113,308
 Household Finance
  4.13%; 12/15/08                                                 15,000                 15,131
  6.75%; 05/15/11                                                 95,000                106,946
                                                                                        235,385
FINANCE-CREDIT CARD (0.07%)
 MBNA
  6.13%; 03/01/13                                                 65,000                 69,795
FINANCE-INVESTMENT BANKER & BROKER (0.11%)
 Goldman Sachs Group
  5.25%; 10/15/13                                                 25,000                 25,240
  6.88%; 01/15/11                                                 70,000                 79,493
                                                                                        104,733
FINANCE-LEASING COMPANY (0.03%)
 Boeing Capital
  5.80%; 01/15/13                                                 10,000                 10,488
  6.10%; 03/01/11                                                 15,000                 16,190
                                                                                         26,678
FINANCE-MORTGAGE LOAN/BANKER (0.30%)
 Countrywide Home Loans
  3.25%; 05/21/08                                                 55,000                 54,094
 Federal Home Loan Mortgage
  5.13%; 11/07/13                                                240,000                239,073
                                                                                        293,167
FINANCE-OTHER SERVICES (0.03%)
 Newcourt Credit Group
  6.88%; 02/16/05                                                 30,000                 31,644
FOOD-MEAT PRODUCTS (0.05%)
 Smithfield Foods
  7.75%; 05/15/13                                                  5,000                  5,200
  8.00%; 10/15/09                                                 37,000                 39,035
                                                                                         44,235
FOOD-MISCELLANEOUS/DIVERSIFIED (0.03%)
 Kraft Foods
  6.25%; 06/01/12                                                 30,000                 32,696
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (0.04%)
 Albertson's
                                                             $                      $
  7.50%; 02/15/11                                                 25,000                 28,659
 Kroger
  7.50%; 04/01/31                                                 10,000                 11,523
                                                                                         40,182
GAS-DISTRIBUTION (0.05%)
 Ras Laffan Liquefied Natural Gas /2/
  8.29%; 03/15/14                                                 40,000                 46,800
HOTELS & MOTELS (0.15%)
 Hilton Hotels
  7.63%; 12/01/12                                                 50,000                 56,188
 Hyatt Equities /2/
  6.88%; 06/15/07                                                 35,000                 37,600
 Starwood Hotels & Resorts Worldwide
  7.88%; 05/01/12                                                 50,000                 56,250
                                                                                        150,038
LIFE & HEALTH INSURANCE (0.22%)
 AIG SunAmerica Global Financing IV /2/
  6.30%; 05/10/11                                                 85,000                 94,062
 John Hancock Global Funding II /2/
  7.90%; 07/02/10                                                100,000                119,161
                                                                                        213,223
LIFE INSURANCE (0.06%)
 Hartford Life
  7.65%; 06/15/27                                                 50,000                 59,737
MACHINERY TOOLS & RELATED PRODUCTS (0.04%)
 Kennametal
  7.20%; 06/15/12                                                 35,000                 37,123
MEDICAL-DRUGS (0.02%)
 Schering-Plough
  5.30%; 12/01/13                                                 20,000                 20,349
MEDICAL-HMO (0.15%)
 Aetna
  7.88%; 03/01/11                                                 65,000                 76,842
 Health Net
  8.38%; 04/15/11                                                 55,000                 66,086
                                                                                        142,928
MEDICAL-HOSPITALS (0.25%)
 HCA
  7.50%; 12/15/23                                                105,000                109,094
 Tenet Healthcare
  5.38%; 11/15/06                                                135,000                132,975
                                                                                        242,069
METAL-DIVERSIFIED (0.06%)
 Inco
  7.20%; 09/15/32                                                 20,000                 21,863
  7.75%; 05/15/12                                                 30,000                 34,997
                                                                                         56,860
MISCELLANEOUS INVESTING (0.09%)
 iStar Financial
  7.00%; 03/15/08                                                 15,000                 16,200
  8.75%; 08/15/08                                                 10,000                 11,550
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 Rouse
                                                             $                      $
  5.38%; 11/26/13                                                 10,000                  9,948
 Simon Property Group
  6.38%; 11/15/07                                                 25,000                 27,570
 Vornado Realty Trust
  5.63%; 06/15/07                                                 25,000                 26,691
                                                                                         91,959
MONEY CENTER BANKS (0.10%)
 JP Morgan Chase
  6.00%; 02/15/09                                                 90,000                 98,525
MORTGAGE BACKED SECURITIES (0.17%)
 GMAC Commercial Mortgage Securities
  6.45%; 04/15/29                                                164,848                168,082
MULTI-LINE INSURANCE (0.05%)
 Cigna
  7.00%; 01/15/11                                                 25,000                 27,957
 Hartford Financial Services Group
  2.38%; 06/01/06                                                 25,000                 24,875
                                                                                         52,832
MULTIMEDIA (0.15%)
 AOL Time Warner
  6.75%; 04/15/11                                                 50,000                 55,848
  7.70%; 05/01/32                                                 20,000                 23,342
 News America Holdings
  8.88%; 04/26/23                                                 50,000                 64,098
                                                                                        143,288
MUTUAL INSURANCE (0.12%)
 Nationwide Mutual Insurance /2/
  8.25%; 12/01/31                                                100,000                120,172
NON-HAZARDOUS WASTE DISPOSAL (0.08%)
 Allied Waste
  6.50%; 11/15/10 /2/                                             10,000                 10,250
  8.50%; 12/01/08                                                 20,000                 22,250
 Waste Management
  7.00%; 07/15/28                                                 30,000                 32,290
  7.38%; 08/01/10                                                 10,000                 11,555
                                                                                         76,345
OIL & GAS DRILLING (0.03%)
 Consolidated Natural Gas
  6.25%; 11/01/11                                                 30,000                 33,139
OIL COMPANY-EXPLORATION & PRODUCTION (0.16%)
 Chesapeake Energy
  8.13%; 04/01/11                                                 12,357                 13,716
 Kerr-McGee
  5.88%; 09/15/06                                                 10,000                 10,731
  6.88%; 09/15/11                                                 10,000                 11,125
  7.88%; 09/15/31                                                 25,000                 28,397
 Nexen
  5.05%; 11/20/13                                                 30,000                 29,579
 Pemex Project Funding Master Trust
  8.00%; 11/15/11                                                 20,000                 22,350
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Pemex Project Funding Master Trust (continued)
                                                             $                      $
  8.63%; 02/01/22                                                 40,000                 44,300
                                                                                        160,198
OIL COMPANY-INTEGRATED (0.19%)
 Amerada Hess
  7.88%; 10/01/29                                                 75,000                 82,288
 Conoco
  6.95%; 04/15/29                                                 45,000                 51,032
 Marathon Oil
  6.80%; 03/15/32                                                 25,000                 26,774
 Petro-Canada
  5.35%; 07/15/33                                                 25,000                 22,347
                                                                                        182,441
OIL-FIELD SERVICES (0.02%)
 Key Energy Services
  6.38%; 05/01/13                                                 20,000                 20,300
PAPER & RELATED PRODUCTS (0.15%)
 International Paper
  4.25%; 01/15/09                                                 25,000                 25,102
 MeadWestvaco
  6.85%; 04/01/12                                                 20,000                 21,999
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                                 20,000                 21,863
 Weyerhaeuser
  6.00%; 08/01/06                                                 20,000                 21,416
  6.75%; 03/15/12                                                 55,000                 60,002
                                                                                        150,382
PHARMACY SERVICES (0.03%)
 Medco Health Solutions
  7.25%; 08/15/13                                                 10,000                 10,910
 Omnicare
  6.13%; 06/01/13                                                 15,000                 15,037
                                                                                         25,947
PIPELINES (0.09%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                                 10,000                  9,939
 GulfTerra Energy Partners
  6.25%; 06/01/10                                                 55,000                 57,200
 Texas Eastern Transmission
  7.00%; 07/15/32                                                 20,000                 22,128
                                                                                         89,267
REAL ESTATE OPERATOR & DEVELOPER (0.07%)
 EOP Operating
  7.25%; 06/15/28                                                 15,000                 16,309
  7.50%; 04/19/29                                                 45,000                 50,362
                                                                                         66,671
RETAIL-MAJOR DEPARTMENT STORE (0.09%)
 May Department Stores
  5.95%; 11/01/08                                                 45,000                 48,819
  6.90%; 01/15/32                                                 25,000                 26,926
 Saks /2/
  7.00%; 12/01/13                                                  9,000                  9,180
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (CONTINUED)
 Saks (continued)
                                                             $                      $
  8.25%; 11/15/08                                                    356                    395
                                                                                         85,320
RETAIL-REGIONAL DEPARTMENT STORE (0.04%)
 Federated Department Stores
  8.50%; 06/01/10                                                 35,000                 42,914
RETAIL-TOY STORE (0.03%)
 Toys R US
  7.38%; 10/15/18                                                 25,000                 24,982
SAVINGS & LOANS-THRIFTS (0.03%)
 Washington Mutual
  5.50%; 01/15/13                                                 30,000                 30,946
SOVEREIGN (0.16%)
 Mexico Government
  8.00%; 09/24/22                                                 55,000                 60,170
  8.30%; 08/15/31                                                 50,000                 56,375
  8.38%; 01/14/11                                                 30,000                 35,625
                                                                                        152,170
SPECIAL PURPOSE ENTITY (1.50%)
 Connecticut RRB Special Purpose Trust
  5.36%; 03/30/07                                                153,172                157,473
 Farmers Exchange Capital /2/
  7.05%; 07/15/28                                                110,000                102,957
 Prudential Holdings /2/
  7.25%; 12/18/23                                                135,000                152,033
  8.70%; 12/18/23                                                125,000                154,267
 Targeted Return Index Securities /2/ /3/
  8.69%; 05/15/13                                                815,571                902,226
                                                                                      1,468,956
TELEPHONE-INTEGRATED (0.28%)
 AT&T
  7.80%; 11/15/11                                                 50,000                 57,549
  8.50%; 11/15/31                                                  5,000                  5,843
 Deutsche Telekom
  8.75%; 06/15/30                                                 40,000                 51,097
 Sprint Capital
  6.00%; 01/15/07                                                 30,000                 32,041
 Telecom Italia Capital /2/
  4.00%; 11/15/08                                                 25,000                 25,158
 Verizon
  6.50%; 09/15/11                                                 95,000                104,680
                                                                                        276,368
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  7.20%; 04/15/12                                                 25,000                 28,397
TOBACCO (0.05%)
 Altria Group
  7.00%; 11/04/13                                                 15,000                 16,002
  7.75%; 01/15/27                                                 30,000                 32,369
                                                                                         48,371
                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (0.19%)
 Union Pacific
                                                             $                      $
  5.84%; 05/25/04                                                185,000                187,781
TRANSPORT-SERVICES (0.04%)
 FedEx
  7.25%; 02/15/11                                                 30,000                 34,197
                                                            TOTAL BONDS              10,521,955

                                                              Principal
      Type            Rate             Maturity                Amount                  Value
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.12%)
                                                             $                      $
FHLMC /4/         6.00%         01/01/34                       2,000,000              2,066,250
FHLMC             6.50%         01/01/33 - 06/01/33            1,483,103              1,553,580
FHLMC             7.50%         10/01/30                         144,883                155,587
FHLMC             10.00%        09/01/17                          50,455                 55,543
FHLMC             11.50%        10/01/15                          51,361                 57,151
FHLMC             12.00%        07/01/10 - 06/01/15              128,366                145,480
                                               TOTAL FHLMC CERTIFICATES               4,033,591

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (8.85%)
FNMA /4/          4.50%         01/01/19                         400,000                400,375
FNMA /4/          5.50%         01/01/34                         750,000                759,609
FNMA /4/          6.50%         01/01/34                       2,900,000              3,032,313
FNMA /4/          7.00%         08/01/32 - 01/01/34            2,160,930              2,287,929
FNMA              7.50%         04/01/30 - 05/01/32            1,066,913              1,140,172
FNMA              8.00%         02/01/12 - 04/01/32              663,570                715,287
FNMA              8.50%         05/01/32                         265,401                286,788
FNMA              10.00%        04/01/16                          47,322                 52,443
                                                TOTAL FNMA CERTIFICATES               8,674,916

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.61%)
GNMA I /4/        6.50%         01/15/34                         500,000                526,875
GNMA I            10.50%        04/15/14                          14,551                 16,367
GNMA I            12.00%        12/15/12                          47,662                 54,491
                                                TOTAL GNMA CERTIFICATES                 597,733




                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
TREASURY BONDS (2.31%)
 U.S. Treasury
                                                             $                      $
  3.88%; 02/15/13                                                975,000                954,433
  5.50%; 08/15/28                                                 75,000                 78,120
  6.13%; 08/15/29                                                350,000                396,621
  7.63%; 02/15/25                                                295,000                389,596
  8.13%; 08/15/21                                                325,000                443,232
                                                                                      2,262,002
                                                   TOTAL TREASURY BONDS               2,262,002

                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.97%)
FEDERAL & FEDERALLY SPONSORED CREDIT (3.97%)
 Federal Home Loan Bank
  1.02%; 01/21/04                                              1,300,000              1,299,263
  1.05%; 02/06/04                                              1,300,000              1,298,635
  1.07%; 03/05/04                                              1,300,000              1,297,527
                                                                                      3,895,425
                                                 TOTAL COMMERCIAL PAPER               3,895,425

                                                          Principal Amount
                                                                                       Value
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.43%)
 Lehman Brothers; 0.98%; 01/02/04 (collateralized by                                $
  FNMA; $2,427,748; 08/28/17) /5/                            $ 2,380,145              2,380,145
                                            TOTAL REPURCHASE AGREEMENTS               2,380,145
                                                                                    -----------

                                   TOTAL PORTFOLIO INVESTMENTS (83.25%)              81,587,443
CASH AND RECEIVABLES, NET OF LIABILITIES (16.75%)                                    16,418,453
                                             TOTAL NET ASSETS (100.00%)             $98,005,896
                                                                                    -------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                               DECEMBER 31, 2003


  Contract                  Opening       Current      Unrealized
    Type      Commitment  Market Value  Market Value   Gain(Loss)
------------------------------------------------------------------
FUTURES CONTRACTS
206 DJ Euro     Buy        $6,990,859    $7,168,936     $178,077
Stoxx
March, 2004
Futures


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain(Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS (CONTINUED)
31 FTSE 100       Buy        $2,411,833    $2,478,670     $66,837
Index
March, 2004
Futures

14 Hang Seng      Buy         1,136,629     1,139,317       2,688
Index
January, 2004
Futures

14 S&P 500        Sell        3,778,680     3,887,100      (108,420)
March, 2004
Futures

26 S&P eMini      Buy         1,387,610     1,443,780
March, 2004                                                56,170
Futures

14 SPI 200        Buy           854,307       871,553
March, 2004                                                17,246
Futures

31 Topix Index    Buy         2,887,020     3,022,768
March, 2004                                                135,748
Futures

7 U.S. 2 Year     Buy         1,498,112     1,498,328
Note                                                          216
March, 2004
Futures

18 U.S. 5 Year    Buy         2,002,174     2,009,250
Note                                                        7,076
March, 2004
Futures

8 U.S. 10 Year    Buy           895,335       898,125
Note                                                        2,790
March, 2004
Futures

2 U.S. Long       Buy           218,076       218,625
Bond                                                          549
March, 2004
Futures



/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $2,307,996 or 2.35% of net assets.
/3 /Variable rate.
/4 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/5 /Security was purchased with the cash proceeds from securities loans.

                                       58
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                               DECEMBER 31, 2003

                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (63.27%)
ADVERTISING AGENCIES (0.09%)
                                                                                       $
 Omnicom Group                                                        1,290                 112,656
ADVERTISING SERVICES (0.06%)
 WPP Group                                                            1,481                  72,791
AEROSPACE & DEFENSE (0.09%)
 Herley Industries /1/                                                  788                  16,312
 Northrop Grumman                                                     1,040                  99,424
                                                                                            115,736
AEROSPACE & DEFENSE EQUIPMENT (0.69%)
 Alliant Techsystems /1/                                                245                  14,151
 DRS Technologies /1/                                                 1,852                  51,449
 Lockheed Martin                                                      7,279                 374,141
 Moog /1/                                                               636                  31,418
 Orbital Sciences /1/                                                 1,238                  14,881
 United Defense Industries /1/                                          404                  12,879
 United Technologies                                                  3,760                 356,335
                                                                                            855,254
AGRICULTURAL OPERATIONS (0.29%)
 Monsanto                                                            12,570                 361,765
AIRLINES (0.13%)
 AirTran Holdings /1/                                                 3,295                  39,211
 ExpressJet Holdings /1/                                              2,242                  33,630
 Frontier Airlines /1/                                                2,875                  40,997
 Mesa Air Group /1/                                                   3,525                  44,133
                                                                                            157,971
APPAREL MANUFACTURERS (0.28%)
 Coach /1/                                                            6,560                 247,640
 Kellwood                                                               349                  14,309
 VF                                                                   1,990                  86,048
                                                                                            347,997
APPLIANCES (0.05%)
 Electrolux                                                           1,390                  61,521
APPLICATIONS SOFTWARE (1.59%)
 Barra /1/                                                              517                  18,348
 Citrix Systems /1/                                                   7,880                 167,135
 Microsoft                                                           60,920               1,677,737
 Serena Software /1/                                                  1,205                  22,111
 Siebel Systems /1/                                                   4,870                  67,547
 SS&C Technologies                                                      543                  15,177
 Verint Systems /1/                                                     650                  14,664
                                                                                          1,982,719
ATHLETIC FOOTWEAR (0.10%)
 Reebok International                                                 3,079                 121,066
AUDIO & VIDEO PRODUCTS (0.20%)
 Matsushita Electric Industrial                                       5,700                  79,458
 Pioneer                                                              1,700                  47,889
 Polycom /1/                                                          6,458                 126,060
                                                                                            253,407
AUTO-CARS & LIGHT TRUCKS (0.37%)
 General Motors                                                       2,430                 129,762
 Honda Motor                                                          1,877                  42,233
 Nissan Motor                                                        10,140                 227,744
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO-CARS & LIGHT TRUCKS (CONTINUED)
                                                                                       $
 Toyota Motor                                                           875                  60,156
                                                                                            459,895
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.41%)
 Navistar International /1/                                           1,950                  93,386
 Oshkosh Truck                                                          471                  24,035
 Paccar                                                               4,100                 348,992
 Volvo                                                                1,290                  39,551
                                                                                            505,964
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.12%)
 American Axle & Manufacturing
  Holdings /1/                                                          456                  18,431
 Dana                                                                 2,230                  40,920
 Lear /1/                                                               490                  30,052
 Magna International                                                    755                  60,438
                                                                                            149,841
BATTERIES & BATTERY SYSTEMS (0.02%)
 Energizer Holdings /1/                                                 799                  30,010
BEVERAGES-NON-ALCOHOLIC (0.84%)
 Coca-Cola                                                           11,510                 584,132
 Coca-Cola Enterprises                                                6,550                 143,249
 Pepsico                                                              6,750                 314,685
                                                                                          1,042,066
BEVERAGES-WINE & SPIRITS (0.19%)
 Allied Domecq                                                        3,220                 101,720
 Constellation Brands /1/                                             2,840                  93,521
 Diageo                                                                 750                  39,645
                                                                                            234,886
BREWERY (0.18%)
 Anheuser-Busch                                                       4,180                 220,202
BROADCASTING SERVICES & PROGRAMMING (0.09%)
 4 Kids Entertainment /1/                                               688                  17,902
 UnitedGlobalCom /1/                                                 10,400                  88,192
                                                                                            106,094
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.06%)
 Simpson Manufacturing /1/                                              255                  12,969
 USG /1/                                                              3,923                  65,004
                                                                                             77,973
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.05%)
 Martin Marietta Materials                                            1,226                  57,585
BUILDING PRODUCTS-LIGHT FIXTURES (0.02%)
 Genlyte Group /1/                                                      341                  19,908
BUILDING PRODUCTS-WOOD (0.03%)
 Universal Forest Products                                            1,140                  36,685
BUILDING-HEAVY CONSTRUCTION (0.02%)
 Washington Group International /1/                                     833                  28,297
BUILDING-MAINTENANCE & SERVICE (0.18%)
 Ecolab                                                               7,590                 207,738
 Rollins                                                                981                  22,122
                                                                                            229,860
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.01%)
                                                                                       $
 Champion Enterprises /1/                                             2,297                  16,079
BUILDING-RESIDENTIAL & COMMERCIAL (0.55%)
 Brookfield Homes                                                       625                  16,106
 Centex                                                               3,182                 342,542
 Hovnanian Enterprises /1/                                              533                  46,403
 KB Home                                                              1,816                 131,697
 M/I Schottenstein Homes                                                800                  31,240
 Meritage /1/                                                           336                  22,280
 Pulte                                                                  990                  92,684
                                                                                            682,952
CABLE TV (0.30%)
 Comcast /1/                                                          6,090                 200,178
 Comcast /1/                                                          5,650                 176,732
                                                                                            376,910
CASINO HOTELS (0.07%)
 Ameristar Casinos /1/                                                  483                  11,819
 Mandalay Resort Group                                                1,810                  80,943
                                                                                             92,762
CASINO SERVICES (0.24%)
 International Game Technology                                        7,290                 260,253
 Scientific Games /1/                                                 2,252                  38,307
                                                                                            298,560
CELLULAR TELECOMMUNICATIONS (0.45%)
 America Movil                                                        2,400                  65,616
 Boston Communications Group /1/                                      1,226                  11,390
 Nextel Communications /1/                                            5,870                 164,712
 NTT DoCoMo                                                           1,800                  41,220
 Vodafone Group                                                      10,909                 273,161
                                                                                            556,099
CHEMICALS-SPECIALTY (0.04%)
 Cytec Industries /1/                                                   383                  14,703
 MacDermid                                                              475                  16,264
 Minerals Technologies                                                  211                  12,502
                                                                                             43,469
CIRCUIT BOARDS (0.05%)
 Benchmark Electronics /1/                                            1,607                  55,940
COMMERCIAL BANKS (1.17%)
 AMCORE Financial                                                       553                  14,942
 Banco Bradesco                                                       1,800                  47,538
 Banco Santander Central Hispano                                      9,000                 108,090
 BancorpSouth                                                         1,018                  24,147
 Bank of Ireland                                                      1,510                  82,959
 Bank of Nova Scotia                                                  1,970                  99,761
 Central Pacific Financial                                              541                  16,252
 Chemical Financial                                                     253                   9,207
 City Holding                                                           250                   8,750
 City National                                                          750                  46,590
 Columbia Banking Systems                                               647                  14,014
 Commerce Bancorp.                                                      895                  47,149
 Community Bank System                                                  315                  15,435
 Community First Bankshares                                             425                  12,299
 Cullen/Frost Bankers                                                   283                  11,481
 First Bancorp.                                                         551                  21,792
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                       $
 First Midwest Bancorp                                                  283                   9,172
 Fremont General                                                      3,256                  55,059
 Hibernia                                                             1,576                  37,052
 Hudson United Bancorp                                                1,357                  50,141
 Kookmin Bank                                                         1,031                  39,013
 Pacific Capital Bancorp.                                               962                  35,421
 Popular                                                              2,156                  96,891
 Provident Bankshares                                                   443                  13,042
 R&G Financial                                                          870                  34,626
 South Financial Group                                                2,079                  57,921
 SouthTrust                                                           2,700                  88,371
 UnionBanCal                                                          2,290                 131,766
 Wintrust Financial                                                     420                  18,942
 Zions Bancorp                                                        3,480                 213,428
                                                                                          1,461,251
COMMERCIAL SERVICE-FINANCE (0.31%)
 H&R Block                                                              688                  38,094
 Moody's                                                              1,905                 115,348
 Paychex                                                              6,120                 227,664
                                                                                            381,106
COMMERCIAL SERVICES (0.05%)
 Arbitron /1/                                                           390                  16,271
 Corporate Executive Board /1/                                          402                  18,761
 Pre-Paid Legal Services /1/                                          1,087                  28,393
                                                                                             63,425
COMMUNICATIONS SOFTWARE (0.03%)
 Inter-Tel                                                            1,735                  43,340
COMPUTER AIDED DESIGN (0.01%)
 ANSYS /1/                                                              369                  14,649
COMPUTER SERVICES (0.27%)
 Anteon International /1/                                               918                  33,094
 CACI International /1/                                                 998                  48,523
 Computer Sciences /1/                                                4,917                 217,479
 FactSet Research Systems                                               950                  36,299
                                                                                            335,395
COMPUTERS (0.54%)
 Hewlett-Packard                                                      7,230                 166,073
 International Business Machines                                      5,440                 504,179
                                                                                            670,252
COMPUTERS-INTEGRATED SYSTEMS (0.39%)
 Dell /1/                                                            13,427                 455,981
 RadiSys /1/                                                          1,449                  24,430
                                                                                            480,411
COMPUTERS-MEMORY DEVICES (0.78%)
 Advanced Digital Information /1/                                     2,532                  35,448
 EMC /1/                                                             23,140                 298,969
 Hutchison Technology /1/                                               442                  13,587
 Komag /1/                                                            1,439                  21,052
 Maxtor /1/                                                           3,488                  38,717
 SanDisk /1/                                                            442                  27,024
 Storage Technology /1/                                                 681                  17,536
 TDK                                                                    950                  68,181
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                                       $
 Veritas Software /1/                                                12,180                 452,609
                                                                                            973,123
COMPUTERS-PERIPHERAL EQUIPMENT (0.03%)
 Electronics for Imaging /1/                                          1,517                  39,472
CONSULTING SERVICES (0.01%)
 Charles River Associates /1/                                           453                  14,491
CONSUMER PRODUCTS-MISCELLANEOUS (0.08%)
 Central Garden & Pet /1/                                               423                  11,857
 Fortune Brands                                                       1,150                  82,213
                                                                                             94,070
CONTAINERS-METAL & GLASS (0.19%)
 Ball                                                                 3,410                 203,134
 Silgan Holdings /1/                                                    685                  29,174
                                                                                            232,308
COSMETICS & TOILETRIES (1.20%)
 Alberto-Culver                                                       1,950                 123,006
 Colgate-Palmolive                                                    1,080                  54,054
 Gillette                                                             7,960                 292,371
 Kimberly-Clark                                                       2,910                 171,952
 Procter & Gamble                                                     8,560                 854,973
                                                                                          1,496,356
DATA PROCESSING & MANAGEMENT (0.54%)
 Fair, Isaac                                                          1,456                  71,577
 First Data                                                           6,520                 267,907
 Fiserv /1/                                                           2,820                 111,418
 Global Payments                                                      4,371                 205,961
 Group 1 Software /1/                                                   746                  13,145
                                                                                            670,008
DENTAL SUPPLIES & EQUIPMENT (0.03%)
 Sybron Dental Specialties /1/                                        1,520                  42,712
DIAGNOSTIC EQUIPMENT (0.01%)
 Gen-Probe /1/                                                          297                  10,832
DIAGNOSTIC KITS (0.08%)
 IDEXX Laboratories /1/                                               2,208                 102,186
DIALYSIS CENTERS (0.02%)
 DaVita /1/                                                             663                  25,857
DISPOSABLE MEDICAL PRODUCTS (0.09%)
 C.R. Bard                                                            1,130                  91,812
 Merit Medical Systems /1/                                            1,022                  22,750
                                                                                            114,562
DISTRIBUTION-WHOLESALE (0.12%)
 Aviall /1/                                                           1,624                  25,188
 Fastenal                                                             1,400                  69,916
 Owens & Minor                                                          487                  10,670
 United Stationers /1/                                                  746                  30,527
 Watsco                                                                 611                  13,888
                                                                                            150,189
DIVERSIFIED FINANCIAL SERVICES (1.42%)
 Citigroup                                                           36,578               1,775,496
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (2.59%)
                                                                                       $
 3M                                                                   7,036                 598,271
 A.O. Smith                                                             265                   9,288
 Acuity Brands                                                          323                   8,333
 Ameron International                                                   244                   8,464
 Carlisle                                                               602                  36,638
 Crane                                                                8,340                 256,372
 Danaher                                                              1,810                 166,067
 Eaton                                                                1,570                 169,529
 General Electric                                                    50,563               1,566,442
 Griffon /1/                                                          1,702                  34,483
 Illinois Tool Works                                                  2,010                 168,659
 Siemens                                                              1,585                 126,705
 Tyco International                                                   3,230                  85,595
                                                                                          3,234,846
DIVERSIFIED MINERALS (0.21%)
 Anglo American                                                       3,150                  69,678
 BHP Billiton                                                         5,710                 104,265
 Cia Vale do Rio Doce                                                 1,530                  89,505
                                                                                            263,448
DIVERSIFIED OPERATIONS (0.07%)
 Tomkins                                                              4,370                  83,686
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.35%)
 Cendant /1/                                                         19,430                 432,706
E-COMMERCE-SERVICES (0.05%)
 eBay /1/                                                               960                  62,006
E-MARKETING-INFORMATION (0.05%)
 Digital River /1/                                                      444                   9,813
 Digitas /1/                                                          3,759                  35,034
 E.piphany /1/                                                        2,006                  14,463
                                                                                             59,310
E-SERVICES-CONSULTING (0.04%)
 Digital Insight /1/                                                  2,053                  51,120
ELECTRIC PRODUCTS-MISCELLANEOUS (0.14%)
 Hitachi                                                                770                  46,254
 Molex                                                                3,520                 122,813
                                                                                            169,067
ELECTRIC-INTEGRATED (2.00%)
 CenterPoint Energy                                                  14,080                 136,435
 Cleco                                                                2,087                  37,524
 Constellation Energy Group                                           1,440                  56,390
 E.ON                                                                 4,057                 265,490
 Edison International /1/                                            15,750                 345,397
 Endesa                                                               4,610                  88,051
 Entergy                                                              6,820                 389,627
 Exelon                                                               6,620                 439,303
 Great Plains Energy                                                  4,551                 144,813
 MDU Resources Group                                                  2,097                  49,930
 NiSource                                                             7,430                 163,014
 OGE Energy                                                           1,975                  47,775
 PPL                                                                  4,250                 185,938
 Scottish Power                                                       3,670                  99,751
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                                       $
 Westar Energy                                                        2,077                  42,059
                                                                                          2,491,497
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.23%)
 DSP Group /1/                                                        1,727                  43,020
 Koninklijke Philips Electronics                                      2,851                  82,936
 Methode Electronics                                                  1,534                  18,761
 Planar Systems /1/                                                   1,086                  26,411
 Sanmina /1/                                                          9,610                 121,182
                                                                                            292,310
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.60%)
 Altera /1/                                                           2,570                  58,339
 Applied Micro Circuits /1/                                           1,784                  10,668
 Integrated Silicon Solution /1/                                        787                  12,332
 Intel                                                               37,026               1,192,237
 Microsemi /1/                                                        2,160                  53,093
 National Semiconductor /1/                                           4,670                 184,045
 PMC - Sierra /1/                                                     1,227                  24,724
 QLogic /1/                                                           2,520                 130,032
 Silicon Laboratories /1/                                               507                  21,913
 Texas Instruments                                                   10,582                 310,899
                                                                                          1,998,282
ELECTRONIC CONNECTORS (0.03%)
 Amphenol /1/                                                           553                  35,353
ELECTRONIC FORMS (0.13%)
 Adobe Systems                                                        4,160                 163,488
ELECTRONIC MEASUREMENT INSTRUMENTS (0.26%)
 Agilent Technologies /1/                                             3,520                 102,925
 Analogic                                                               245                  10,045
 Tektronix                                                            6,760                 213,616
                                                                                            326,586
ELECTRONICS-MILITARY (0.01%)
 Engineered Support Systems                                             124                   6,827
ENGINES-INTERNAL COMBUSTION (0.04%)
 Briggs & Stratton                                                      790                  53,246
ENTERPRISE SOFTWARE & SERVICE (0.66%)
 Ascential Software /1/                                                 720                  18,670
 BEA Systems /1/                                                      3,200                  39,360
 BMC Software /1/                                                    14,410                 268,747
 Computer Associates International                                    8,460                 231,296
 Hyperion Solutions /1/                                                 424                  12,779
 Micromuse /1/                                                        1,363                   9,405
 Mobius Management Systems /1/                                        1,383                  17,495
 Oracle /1/                                                          12,390                 163,548
 SAP                                                                  1,425                  59,223
                                                                                            820,523
ENVIRONMENTAL CONSULTING & ENGINEERING (0.02%)
 Tetra Tech /1/                                                         794                  19,739
FILTRATION & SEPARATION PRODUCTS (0.18%)
 CLARCOR                                                                388                  17,111
 Donaldson                                                            1,700                 100,572
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FILTRATION & SEPARATION PRODUCTS (CONTINUED)
                                                                                       $
 Pall                                                                 4,070                 109,198
                                                                                            226,881
FINANCE-CONSUMER LOANS (0.03%)
 Portfolio Recovery Associates /1/                                      957                  25,408
 World Acceptance /1/                                                   721                  14,355
                                                                                             39,763
FINANCE-CREDIT CARD (0.33%)
 American Express                                                     2,510                 121,057
 Capital One Financial                                                1,540                  94,387
 MBNA                                                                 7,790                 193,581
                                                                                            409,025
FINANCE-INVESTMENT BANKER & BROKER (1.76%)
 Bear Stearns                                                         1,470                 117,527
 Goldman Sachs Group                                                  4,270                 421,577
 Legg Mason                                                           1,650                 127,347
 Lehman Brothers Holdings                                             5,067                 391,274
 Merrill Lynch                                                        9,670                 567,145
 Morgan Stanley                                                       7,939                 459,430
 Nomura Holdings                                                      6,255                 105,897
 Raymond James Financial                                                200                   7,540
                                                                                          2,197,737
FINANCE-MORTGAGE LOAN/BANKER (0.59%)
 Countrywide Credit Industries                                        1,373                 104,167
 Doral Financial                                                      1,642                  53,004
 Federal National Mortgage Association                                7,180                 538,931
 New Century Financial                                                1,103                  43,756
                                                                                            739,858
FINANCE-OTHER SERVICES (0.03%)
 Grupo Financiero BBVA Bancomer /1/                                   2,200                  37,589
FINANCIAL GUARANTEE INSURANCE (0.21%)
 Ambac Financial Group                                                3,712                 257,576
FOOD-CONFECTIONERY (0.46%)
 Hershey Foods                                                        2,350                 180,926
 J.M. Smucker                                                         2,740                 124,095
 Wm. Wrigley Jr.                                                      4,690                 263,625
                                                                                            568,646
FOOD-MEAT PRODUCTS (0.09%)
 Smithfield Foods /1/                                                 5,290                 109,503
FOOD-MISCELLANEOUS/DIVERSIFIED (0.51%)
 Corn Products International                                            378                  13,022
 John B. Sanfilippo & Son /1/                                           927                  47,314
 Kellogg                                                              5,550                 211,344
 McCormick                                                            3,590                 108,059
 Nestle                                                               1,633                 102,001
 Ralcorp Holdings /1/                                                 1,006                  31,548
 Unilever                                                             1,896                 123,050
                                                                                            636,338
FOOD-RETAIL (0.04%)
 Whole Foods Market /1/                                                 760                  51,019
FOOD-WHOLESALE & DISTRIBUTION (0.19%)
 Sysco                                                                6,230                 231,943
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOTWEAR & RELATED APPAREL (0.01%)
                                                                                       $
 Wolverine World Wide                                                   676                  13,777
GARDEN PRODUCTS (0.02%)
 Toro                                                                   623                  28,907
GAS-DISTRIBUTION (0.15%)
 AGL Resources                                                          771                  22,436
 Energen                                                              1,362                  55,883
 New Jersey Resources                                                   334                  12,862
 Northwest Natural                                                      543                  16,697
 ONEOK                                                                1,990                  43,939
 Southern Union /1/                                                   1,106                  20,351
 UGI                                                                    521                  17,662
                                                                                            189,830
HOSPITAL BEDS & EQUIPMENT (0.04%)
 Invacare                                                             1,365                  55,105
HOTELS & MOTELS (0.09%)
 Marriott International                                               2,300                 106,260
HUMAN RESOURCES (0.11%)
 Adecco                                                               6,114                  98,496
 Administaff /1/                                                      2,286                  39,731
                                                                                            138,227
IMPORT & EXPORT (0.13%)
 Mitsubishi                                                           7,480                 158,576
INDUSTRIAL AUTOMATION & ROBOTS (0.10%)
 Cognex                                                                 395                  11,155
 Rockwell International                                               3,150                 112,140
                                                                                            123,295
INDUSTRIAL GASES (0.01%)
 Airgas                                                                 814                  17,485
INSTRUMENTS-SCIENTIFIC (0.01%)
 Dionex /1/                                                             317                  14,588
INTERNET APPLICATION SOFTWARE (0.03%)
 Netegrity /1/                                                        2,156                  22,228
 Vignette /1/                                                         6,050                  13,734
                                                                                             35,962
INTERNET BROKERS (0.02%)
 E*trade Group /1/                                                    2,194                  27,754
INTERNET FINANCIAL SERVICES (0.01%)
 IndyMac Bancorp                                                        408                  12,154
INTERNET INCUBATORS (0.01%)
 Safeguard Scientifics /1/                                            3,822                  15,441
INTERNET SECURITY (0.46%)
 CheckFree /1/                                                        4,800                 132,720
 RSA Security /1/                                                     3,078                  43,708
 Symantec /1/                                                        11,420                 395,703
                                                                                            572,131
INTIMATE APPAREL (0.01%)
 Warnaco Group /1/                                                      553                   8,820
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.14%)
                                                                                       $
 Franklin Resources                                                   3,430                 178,566
LIFE & HEALTH INSURANCE (0.29%)
 Lincoln National                                                     5,900                 238,183
 Stancorp Financial Group                                               208                  13,079
 Torchmark                                                            2,000                  91,080
 Universal American Financial /1/                                     1,654                  16,391
                                                                                            358,733
LOTTERY SERVICES (0.03%)
 GTECH Holdings                                                         709                  35,088
MACHINERY-CONSTRUCTION & MINING (0.01%)
 Joy Global /1/                                                         611                  15,978
MACHINERY-FARM (0.12%)
 Deere                                                                2,380                 154,819
MACHINERY-GENERAL INDUSTRY (0.20%)
 Albany International                                                   745                  25,256
 Gardner Denver /1/                                                     726                  17,330
 Ingersoll-Rand                                                       3,030                 205,676
                                                                                            248,262
MACHINERY-PUMPS (0.05%)
 Graco                                                                1,410                  56,541
MEDICAL INFORMATION SYSTEM (0.02%)
 Per-Se Technologies /1/                                              1,392                  21,242
MEDICAL INSTRUMENTS (0.81%)
 ArthroCare /1/                                                         825                  20,213
 Boston Scientific /1/                                                4,360                 160,274
 Guidant                                                              3,350                 201,670
 Medtronic                                                            9,130                 443,809
 St. Jude Medical /1/                                                 3,010                 184,663
                                                                                          1,010,629
MEDICAL LABORATORY & TESTING SERVICE (0.02%)
 LabOne                                                                 913                  29,645
MEDICAL LASER SYSTEMS (0.03%)
 Candela /1/                                                          2,016                  36,651
MEDICAL PRODUCTS (1.15%)
 Becton Dickinson                                                     6,760                 278,106
 Cooper                                                                 317                  14,940
 Hanger Orthopedic Group /1/                                          1,457                  22,686
 Henry Schein /1/                                                       522                  35,277
 INAMED /1/                                                             305                  14,634
 Johnson & Johnson                                                   17,620                 910,249
 Varian Medical Systems /1/                                           2,290                 158,239
                                                                                          1,434,131
MEDICAL STERILIZATION PRODUCT (0.02%)
 Steris /1/                                                           1,325                  29,945
MEDICAL-BIOMEDICAL/GENE (0.79%)
 Amgen /1/                                                           10,170                 628,506
 Celera Genomics Group /1/                                            2,764                  38,447
 Chiron /1/                                                           1,380                  78,646
 Enzo Biochem /1/                                                       900                  16,119
 Genzyme /1/                                                          3,280                 161,835
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                                       $
 Human Genome Sciences /1/                                            2,033                  26,937
 Lexicon Genetics /1/                                                 4,234                  24,939
 Savient Pharmaceuticals /1/                                          2,275                  10,488
                                                                                            985,917
MEDICAL-DRUGS (3.37%)
 aaiPharma /1/                                                        1,660                  41,699
 Abbott Laboratories                                                  3,460                 161,236
 Adolor /1/                                                             751                  15,035
 AstraZeneca                                                          2,110                 102,082
 Bradley Pharmaceuticals /1/                                          1,684                  42,824
 Bristol-Myers Squibb                                                18,780                 537,108
 Eli Lilly                                                            3,300                 232,089
 Endo Pharmaceuticals Holdings /1/                                    2,047                  39,425
 Forest Laboratories /1/                                              3,360                 207,648
 GlaxoSmithKline                                                      3,182                 148,345
 Hi-Tech Pharmacal /1/                                                  898                  21,103
 Merck                                                                6,590                 304,458
 Novartis                                                             3,410                 156,485
 Pfizer                                                              45,839               1,619,492
 QLT /1/                                                              2,060                  38,831
 Roche Holding                                                          540                  54,469
 Sepracor /1/                                                           477                  11,415
 Teva Pharmaceutical Industries                                       1,130                  64,082
 Wyeth                                                                9,590                 407,096
                                                                                          4,204,922
MEDICAL-GENERIC DRUGS (0.11%)
 Pharmaceutical Resources /1/                                           430                  28,015
 Watson Pharmaceutical /1/                                            2,380                 109,480
                                                                                            137,495
MEDICAL-HMO (0.84%)
 Aetna                                                                2,720                 183,818
 AMERIGROUP /1/                                                         320                  13,648
 Anthem /1/                                                             990                  74,250
 Coventry Health Care /1/                                               496                  31,987
 Humana /1/                                                           3,150                  71,977
 UnitedHealth Group                                                   9,450                 549,801
 Wellpoint Health Networks /1/                                        1,310                 127,057
                                                                                          1,052,538
MEDICAL-HOSPITALS (0.02%)
 United Surgical Partners International /1/                             492                  16,472
 VCA Antech /1/                                                         405                  12,547
                                                                                             29,019
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.02%)
 Apria Healthcare Group /1/                                             817                  23,260
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.16%)
 Cardinal Health                                                      3,320                 203,051
METAL PROCESSORS & FABRICATION (0.03%)
 Quanex                                                                 740                  34,114
METAL-ALUMINUM (0.14%)
 Alcoa                                                                4,440                 168,720
MISCELLANEOUS INVESTING (0.75%)
 Anworth Mortgage Asset                                               1,008                  14,041
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                       $
 Capital Automotive                                                   1,278                  40,896
 CBL & Associates Properties                                          1,119                  63,223
 Chelsea Property Group                                                 986                  54,043
 Entertainment Properties Trust                                       1,135                  39,396
 General Growth Properties                                            6,180                 171,495
 Health Care                                                            652                  23,472
 Kimco Realty                                                         2,450                 109,637
 Macerich                                                             4,515                 200,917
 Newcastle Investment                                                 1,687                  45,718
 Pan Pacific Retail Properties                                          481                  22,920
 PS Business Parks                                                      385                  15,885
 Redwood Trust                                                          742                  37,731
 SL Green Realty                                                        711                  29,187
 Thornburg Mortgage                                                   1,769                  48,117
 Ventas                                                                 803                  17,666
                                                                                            934,344
MISCELLANEOUS MANUFACTURERS (0.01%)
 Applied Films /1/                                                      467                  15,420
MONEY CENTER BANKS (1.80%)
 ABN AMRO Holding                                                     6,013                 141,185
 Bank of America                                                     10,585                 851,352
 Barclays                                                             5,532                 201,088
 BNP Paribas                                                          6,600                 207,791
 Credit Suisse Group                                                  4,500                 163,485
 HSBC Holdings                                                        2,170                 171,039
 ICICI Bank                                                           3,900                  67,002
 JP Morgan Chase                                                      8,160                 299,717
 Mitsubishi Tokyo Financial Group                                     6,800                  53,244
 UBS                                                                  1,390                  94,506
                                                                                          2,250,409
MOTORCYCLE & MOTOR SCOOTER (0.27%)
 Harley-Davidson                                                      7,050                 335,087
MULTI-LINE INSURANCE (1.83%)
 Allstate                                                            10,280                 442,246
 American International Group                                        11,010                 729,743
 Hartford Financial Services                                          4,840                 285,705
 ING Groep                                                            3,489                  81,677
 MetLife                                                              1,400                  47,138
 Old Republic International                                           5,882                 149,155
 Prudential Financial                                                11,078                 462,728
 Zurich Financial Services /1/                                        5,900                  83,780
                                                                                          2,282,172
MULTIMEDIA (1.53%)
 Belo                                                                 2,820                  79,919
 Gemstar-TV Guide International /1/                                  17,923                  90,511
 Media General                                                          362                  23,566
 Meredith                                                             2,060                 100,549
 News                                                                 6,217                 224,434
 Time Warner /1/                                                     29,469                 530,147
 Viacom                                                               4,970                 220,568
 Vivendi Universal /1/                                                5,110                 124,071
 Walt Disney                                                         21,890                 510,694
                                                                                          1,904,459
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (1.14%)
                                                                                       $
 Cisco Systems /1/                                                   57,660               1,400,561
 Emulex /1/                                                           1,008                  26,894
                                                                                          1,427,455
OFFICE AUTOMATION & EQUIPMENT (0.17%)
 Canon                                                                3,845                 183,176
 Imagistics International /1/                                           764                  28,650
                                                                                            211,826
OFFICE FURNISHINGS-ORIGINAL (0.05%)
 HON Industries                                                       1,520                  65,846
OFFICE SUPPLIES & FORMS (0.02%)
 John H. Harland                                                        881                  24,051
OIL COMPANY-EXPLORATION & PRODUCTION (0.70%)
 Burlington Resources                                                 3,280                 181,646
 Cabot Oil & Gas                                                        943                  27,677
 Canadian Natural Resources                                           1,470                  74,147
 Devon Energy                                                         1,660                  95,052
 Energy Partners /1/                                                  1,826                  25,381
 Houston Exploration /1/                                                495                  18,077
 KCS Energy /1/                                                       2,958                  31,207
 Meridian Resource /1/                                                3,847                  22,851
 Newfield Exploration /1/                                             1,920                  85,517
 Noble Energy                                                         1,049                  46,607
 Nuevo Energy /1/                                                     1,782                  43,071
 Pogo Producing                                                       2,383                 115,099
 Talisman Energy                                                        770                  43,582
 Unit /1/                                                             1,245                  29,320
 Vintage Petroleum                                                    2,564                  30,845
                                                                                            870,079
OIL COMPANY-INTEGRATED (3.21%)
 BP Amoco                                                             1,290                  63,662
 ChevronTexaco                                                        8,726                 753,839
 ConocoPhillips                                                       5,960                 390,797
 ENI                                                                  1,407                 133,637
 Exxon Mobil                                                         43,112               1,767,592
 Marathon Oil                                                         4,610                 152,545
 Occidental Petroleum                                                 9,481                 400,478
 Petroleo Brasileiro                                                  1,430                  41,813
 Repsol YPF                                                           6,440                 125,902
 TotalFinaElf                                                         1,875                 173,456
                                                                                          4,003,721
OIL FIELD MACHINERY & EQUIPMENT (0.01%)
 FMC Technologies /1/                                                   784                  18,267
OIL REFINING & MARKETING (0.07%)
 Statoil                                                              7,500                  84,750
OIL-FIELD SERVICES (0.12%)
 Halliburton                                                          5,800                 150,800
OPTICAL SUPPLIES (0.06%)
 Advanced Medical Optics /1/                                            957                  18,805
 Bausch & Lomb                                                        1,122                  58,232
                                                                                             77,037
PAPER & RELATED PRODUCTS (0.63%)
 Boise Cascade                                                        3,177                 104,396
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                                       $
 Georgia-Pacific                                                      9,440                 289,525
 Louisiana-Pacific /1/                                                7,810                 139,643
 Temple-Inland                                                          660                  41,362
 UPM-Kymmene Oyj                                                      2,828                  54,439
 Weyerhaeuser                                                         2,350                 150,400
                                                                                            779,765
PHYSICIAN PRACTICE MANAGEMENT (0.01%)
 US Oncology /1/                                                      1,538                  16,549
PIPELINES (0.22%)
 Kinder Morgan                                                        2,920                 172,572
 Questar                                                              3,049                 107,172
                                                                                            279,744
POWER CONVERTER & SUPPLY EQUIPMENT (0.11%)
 American Power Conversion                                            5,800                 141,810
PRINTING-COMMERCIAL (0.01%)
 Consolidated Graphics /1/                                              468                  14,779
PRIVATE CORRECTIONS (0.02%)
 Corrections Corp. of America /1/                                       946                  27,273
PROPERTY & CASUALTY INSURANCE (0.42%)
 Fidelity National Financial                                            843                  32,691
 First American                                                       2,970                  88,417
 Infinity Property & Casualty                                           931                  30,769
 LandAmerica Financial Group                                            237                  12,386
 Navigators Group /1/                                                   849                  26,209
 Progressive                                                          1,200                 100,308
 Selective Insurance Group                                              486                  15,727
 Stewart Information Services /1/                                       592                  24,006
 Travelers Property Casualty                                          8,000                 135,760
 W.R. Berkley                                                         1,501                  52,460
                                                                                            518,733
PUBLICLY TRADED INVESTMENT FUND (0.40%)
 iShares MSCI Emerging Markets Index Fund /1/                           860                 140,980
 iShares MSCI Japan Index Fund /1/                                   19,800                 190,872
 iShares Russell 1000 Value Index Fund                                2,850                 166,326
                                                                                            498,178
RACETRACKS (0.01%)
 Penn National Gaming /1/                                               672                  15,510
REGIONAL BANKS (1.86%)
 Bank One                                                             2,520                 114,887
 Fifth Third Bancorp                                                  1,020                  60,282
 FleetBoston Financial                                                7,080                 309,042
 National City                                                        5,690                 193,119
 U.S. Bancorp                                                        20,583                 612,962
 Wachovia                                                            13,770                 641,544
 Wells Fargo                                                          6,644                 391,265
                                                                                          2,323,101
REINSURANCE (0.03%)
 Converium Holding /1/                                                1,600                  42,144
RENTAL-AUTO & EQUIPMENT (0.02%)
 Rent-A-Center /1/                                                      856                  25,577
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RESPIRATORY PRODUCTS (0.01%)
                                                                                       $
 Respironics /1/                                                        253                  11,408
RETAIL-APPAREL & SHOE (0.47%)
 Aeropostale /1/                                                      1,395                  38,251
 bebe Stores /1/                                                      1,164                  30,252
 Brown Shoe                                                             919                  34,858
 Burlington Coat Factory Warehouse                                      579                  12,252
 Claire's Stores                                                      2,354                  44,349
 Gap                                                                  9,970                 231,404
 Jos. A. Bank Clothiers /1/                                             531                  18,420
 Kenneth Cole Productions /1/                                           813                  23,902
 Nordstrom                                                            2,160                  74,088
 Pacific Sunwear of California /1/                                    2,870                  60,615
 Stage Stores /1/                                                       730                  20,367
                                                                                            588,758
RETAIL-ARTS & CRAFTS (0.09%)
 Michaels Stores                                                      2,560                 113,152
RETAIL-AUTO PARTS (0.10%)
 Autozone /1/                                                         1,230                 104,809
 CSK Auto /1/                                                         1,190                  22,336
                                                                                            127,145
RETAIL-BEDDING (0.20%)
 Bed Bath & Beyond /1/                                                5,610                 243,194
RETAIL-BOOKSTORE (0.04%)
 Borders Group /1/                                                    2,053                  45,002
RETAIL-BUILDING PRODUCTS (0.40%)
 Home Depot                                                          11,990                 425,525
 Lowe's                                                               1,360                  75,331
                                                                                            500,856
RETAIL-CATALOG SHOPPING (0.10%)
 MSC Industrial Direct                                                4,750                 130,625
RETAIL-COMPUTER EQUIPMENT (0.01%)
 GameStop /1/                                                         1,075                  16,566
RETAIL-CONSUMER ELECTRONICS (0.29%)
 Best Buy /1/                                                         4,400                 229,856
 RadioShack                                                           4,170                 127,936
                                                                                            357,792
RETAIL-DISCOUNT (0.98%)
 Dollar General                                                       3,620                  75,984
 Target                                                               1,710                  65,664
 Wal-Mart Stores                                                     20,430               1,083,811
                                                                                          1,225,459
RETAIL-DRUG STORE (0.32%)
 CVS                                                                  9,129                 329,739
 Rite Aid /1/                                                        11,200                  67,648
                                                                                            397,387
RETAIL-HAIR SALONS (0.04%)
 Regis                                                                1,314                  51,929
RETAIL-JEWELRY (0.17%)
 Tiffany                                                              2,530                 114,356
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (CONTINUED)
                                                                                       $
 Zale /1/                                                             1,818                  96,718
                                                                                            211,074
RETAIL-MAIL ORDER (0.01%)
 Sharper Image /1/                                                      453                  14,790
RETAIL-MUSIC STORE (0.01%)
 Guitar Center /1/                                                      467                  15,215
RETAIL-OFFICE SUPPLIES (0.24%)
 Staples /1/                                                         11,140                 304,122
RETAIL-REGIONAL DEPARTMENT STORE (0.33%)
 Federated Department Stores                                          6,320                 297,862
 Kohl's /1/                                                           1,177                  52,894
 Neiman Marcus Group /1/                                              1,240                  66,551
                                                                                            417,307
RETAIL-RESTAURANTS (0.52%)
 CBRL Group                                                           1,136                  43,463
 McDonald's                                                          16,920                 420,124
 Ruby Tuesday                                                           606                  17,265
 Wendy's International                                                2,250                  88,290
 Yum! Brands /1/                                                      2,210                  76,024
                                                                                            645,166
RETAIL-SPORTING GOODS (0.05%)
 Sports Authority /1/                                                 1,508                  57,907
RETAIL-VIDEO RENTAL (0.07%)
 Blockbuster                                                          3,411                  61,227
 Movie Gallery /1/                                                    1,701                  31,775
                                                                                             93,002
RUBBER-TIRES (0.01%)
 Bandag                                                                 398                  16,398
SAVINGS & LOANS-THRIFTS (0.31%)
 Dime Community Bancshares                                              659                  20,271
 FirstFed Financial /1/                                                 712                  30,972
 Golden West Financial                                                2,140                 220,827
 Independence Community Bank                                            601                  21,618
 PFF Bancorp                                                            594                  21,550
 Sterling Financial /1/                                                 463                  15,848
 Washington Mutual                                                    1,250                  50,150
                                                                                            381,236
SCHOOLS (0.16%)
 Apollo Group /1/                                                     2,910                 197,880
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.63%)
 Exar /1/                                                               729                  12,451
 GlobespanVirata /1/                                                  2,159                  12,695
 Integrated Device Technology /1/                                     4,320                  74,175
 Linear Technology                                                    5,817                 244,721
 Maxim Integrated Products                                            3,081                 153,434
 Micrel /1/                                                           1,816                  28,293
 Taiwan Semiconductor Manufacturing /1/                               8,362                  85,627
 United Microelectronics /1/                                         29,620                 146,619
 Vitesse Semiconductor /1/                                            5,375                  31,551
                                                                                            789,566
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (0.53%)
                                                                                       $
 Applied Materials /1/                                               18,800                 422,060
 Brooks Automation /1/                                                  416                  10,055
 Mykrolis /1/                                                           740                  11,899
 Novellus Systems /1/                                                 3,790                 159,369
 Ultratech /1/                                                        1,459                  42,851
 Veeco Instruments /1/                                                  374                  10,547
                                                                                            656,781
STEEL PRODUCERS (0.15%)
 Carpenter Technology                                                   760                  22,473
 International Steel Group /1/                                          151                   5,882
 POSCO                                                                4,630                 157,281
                                                                                            185,636
STEEL-SPECIALTY (0.01%)
 Gibraltar Steel                                                        319                   8,023
TELECOMMUNICATION EQUIPMENT (0.41%)
 Adtran                                                                 954                  29,574
 Comtech Telecommunications /1/                                         353                  10,191
 Comverse Technology /1/                                              8,240                 144,942
 Ditech Communications /1/                                            1,432                  27,351
 Nokia                                                                2,642                  44,914
 Qualcomm                                                             1,270                  68,491
 Scientific-Atlanta                                                   2,490                  67,977
 Tekelec /1/                                                            908                  14,119
 Telefonaktiebolaget LM Ericsson /1/                                  4,670                  82,659
 Westell Technologies /1/                                             2,584                  16,305
                                                                                            506,523
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.12%)
 C-COR.net /1/                                                        2,861                  31,843
 Corning /1/                                                         10,760                 112,227
 Sycamore Networks /1/                                                1,747                   9,119
                                                                                            153,189
TELECOMMUNICATION SERVICES (0.17%)
 Allstream /1/                                                        1,900                 108,965
 Aspect Communications /1/                                            2,889                  45,531
 Cable & Wireless                                                     8,758                  61,393
                                                                                            215,889
TELEPHONE-INTEGRATED (1.60%)
 AT&T                                                                 4,680                  95,004
 BellSouth                                                           17,667                 499,976
 CenturyTel                                                           6,550                 213,661
 Deutsche Telekom /1/                                                 7,970                 144,496
 Nippon Telegraph & Telephone                                         1,970                  48,383
 NTL /1/                                                              1,180                  82,305
 SBC Communications                                                   9,660                 251,836
 Sprint                                                              16,480                 270,602
 Verizon Communications                                              10,988                 385,459
                                                                                          1,991,722
THERAPEUTICS (0.25%)
 Connetics /1/                                                          555                  10,079
 Corixa /1/                                                           3,715                  22,439
 Gilead Sciences /1/                                                  1,450                  84,303
 ILEX Oncology /1/                                                      627                  13,324
 Neurocrine Biosciences /1/                                           3,030                 165,256
 Onyx Pharmaceuticals /1/                                               363                  10,247
                                                                  Shares
                                                                   Held                    Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                                       $
 Vicuron Pharmaceuticals /1/                                            431                   8,038
                                                                                            313,686
TOBACCO (0.55%)
 Altria Group                                                         6,737                 366,627
 British American Tobacco                                             3,570                  98,782
 Imperial Tobacco Group                                               1,535                  61,032
 RJ Reynolds Tobacco Holdings                                         1,940                 112,811
 Universal                                                            1,026                  45,318
                                                                                            684,570
TOYS (0.21%)
 Hasbro                                                              12,348                 262,765
TRANSPORT-SERVICES (0.23%)
 Offshore Logistics /1/                                                 922                  22,607
 United Parcel Service                                                3,520                 262,416
                                                                                            285,023
TRANSPORT-TRUCK (0.05%)
 Heartland Express                                                      577                  13,958
 J.B. Hunt Transport Services /1/                                       569                  15,369
 SCS Transportation /1/                                                 521                   9,159
 Yellow Roadway /1/                                                     655                  23,691
                                                                                             62,177
TRUCKING & LEASING (0.14%)
 Ryder System                                                         5,161                 176,248
WEB PORTALS (0.05%)
 FindWhat.com /1/                                                     2,313                  43,369
 United Online /1/                                                    1,358                  22,801
                                                                                             66,170
WIRELESS EQUIPMENT (0.05%)
 InterDigital Communications /1/                                      1,159                  23,922
 SBA Communications /1/                                               3,764                  14,228
 SpectraLink /1/                                                      1,218                  23,349
                                                                                             61,499
                                                       TOTAL COMMON STOCKS               78,915,630

                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (19.93%)
AEROSPACE & DEFENSE (0.02%)
 Raytheon
                                                                $                      $
  4.85%; 01/15/11                                                    30,000                  30,040
AGRICULTURAL OPERATIONS (0.10%)
 Bunge Limited Finance
  4.38%; 12/15/08 /2/                                                95,000                  95,561
  5.88%; 05/15/13                                                    30,000                  30,363
                                                                                            125,924
AIRLINES (0.20%)
 Northwest Airlines
  7.58%; 09/01/20                                                    66,200                  68,237
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AIRLINES (CONTINUED)
 Southwest Airlines
                                                                $                      $
  5.10%; 05/01/06                                                   172,147                 179,475
                                                                                            247,712
ASSET BACKED SECURITIES (0.09%)
 Chase Funding Mortgage Loan
  3.07%; 08/25/17                                                   110,000                 110,376
AUTO-CARS & LIGHT TRUCKS (0.27%)
 DaimlerChrysler Holding
  4.05%; 06/04/08                                                    70,000                  69,523
  4.75%; 01/15/08                                                    15,000                  15,347
  7.25%; 01/18/06                                                    45,000                  48,600
  7.30%; 01/15/12                                                    45,000                  50,105
 Ford Motor
  7.45%; 07/16/31                                                    70,000                  70,737
 General Motors
  8.25%; 07/15/23                                                    45,000                  51,093
 Hyundai Motor Manufacturing /2/
  5.30%; 12/19/08                                                    30,000                  30,090
                                                                                            335,495
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.17%)
 American Axle & Manufacturing Holdings
  9.75%; 03/01/09                                                   100,000                 105,750
 Delphi
  6.50%; 05/01/09                                                    20,000                  21,552
  6.50%; 08/15/13                                                    30,000                  31,505
 Lear
  7.96%; 05/15/05                                                    55,000                  58,850
                                                                                            217,657
AUTOMOBILE SEQUENTIAL (0.38%)
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                   250,000                 255,912
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                                   220,000                 221,977
                                                                                            477,889
BEVERAGES-NON-ALCOHOLIC (0.07%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                    35,000                  37,546
 PepsiAmericas
  3.88%; 09/12/07                                                    45,000                  45,876
                                                                                             83,422
BREWERY (0.13%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                                   50,000                  58,250
 Coors Brewing
  6.38%; 05/15/12                                                    60,000                  65,361
 SABMiller /2/
  6.63%; 08/15/33                                                    40,000                  42,289
                                                                                            165,900
BROADCASTING SERVICES & PROGRAMMING (0.11%)
 Grupo Televisa
  8.50%; 03/11/32                                                    25,000                  26,250
 Liberty Media
  3.50%; 09/25/06                                                    70,000                  70,350
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (CONTINUED)
 Liberty Media (continued)
                                                                $                      $
  5.70%; 05/15/13                                                    45,000                  45,507
                                                                                            142,107
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.21%)
 CRH America
  6.40%; 10/15/33                                                    30,000                  30,682
  6.95%; 03/15/12                                                    59,000                  66,565
 Masco
  5.88%; 07/15/12                                                    40,000                  42,552
  6.00%; 05/03/04                                                   125,000                 126,729
                                                                                            266,528
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 York International
  6.63%; 08/15/06                                                    75,000                  80,939
BUILDING-RESIDENTIAL & COMMERCIAL (0.19%)
 Del Webb
  10.25%; 02/15/10                                                  100,000                 106,375
 DR Horton
  8.50%; 04/15/12                                                    60,000                  67,800
 KB Home
  7.75%; 02/01/10                                                    55,000                  58,300
                                                                                            232,475
CABLE & OTHER PAY TV SERVICES (0.07%)
 AT&T Broadband
  8.38%; 03/15/13                                                    72,000                  88,096
CABLE TV (0.41%)
 Comcast
  5.30%; 01/15/14                                                     5,000                   4,983
  5.50%; 03/15/11                                                   110,000                 114,336
  5.85%; 01/15/10                                                    10,000                  10,677
  7.05%; 03/15/33                                                    40,000                  43,513
 Comcast Cable Communications
  6.75%; 01/30/11                                                    30,000                  33,388
 Cox Communications
  4.63%; 06/01/13                                                    25,000                  24,103
  5.50%; 10/01/15                                                    25,000                  25,148
  6.75%; 03/15/11                                                   140,000                 158,608
 EchoStar DBS
  5.75%; 10/01/08 /2/                                                45,000                  45,506
  10.38%; 10/01/07                                                   50,000                  54,813
                                                                                            515,075
CASINO HOTELS (0.15%)
 Mandalay Resort Group
  6.45%; 02/01/06                                                    30,000                  31,275
 MGM Mirage
  6.00%; 10/01/09                                                    25,000                  25,688
  7.25%; 10/15/06                                                    25,000                  26,938
  8.50%; 09/15/10                                                    45,000                  51,637
 Park Place Entertainment
  8.50%; 11/15/06                                                    45,000                  49,837
                                                                                            185,375
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO SERVICES (0.04%)
 International Game Technology
                                                                $                      $
  8.38%; 05/15/09                                                    45,000                  53,868
CELLULAR TELECOMMUNICATIONS (0.27%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                    85,000                  98,358
 Nextel Communications
  9.38%; 11/15/09                                                    50,000                  54,500
 Telus
  7.50%; 06/01/07                                                    45,000                  50,362
 U.S. Cellular
  6.70%; 12/15/33                                                    15,000                  14,995
 Verizon Wireless Capital
  5.38%; 12/15/06                                                    80,000                  85,368
 Vodafone Group
  5.00%; 12/16/13                                                    35,000                  34,855
                                                                                            338,438
CHEMICALS-DIVERSIFIED (0.09%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                                    65,000                  72,891
 ICI Wilmington
  5.63%; 12/01/13                                                    35,000                  35,169
                                                                                            108,060
CIRCUIT BOARDS (0.04%)
 Jabil Circuit
  5.88%; 07/15/10                                                    45,000                  46,938
COAL (0.06%)
 Massey Energy /2/
  6.63%; 11/15/10                                                    30,000                  30,750
 Peabody Energy
  6.88%; 03/15/13                                                    45,000                  47,475
                                                                                             78,225
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                                    30,000                  32,556
COMMERCIAL BANKS (0.05%)
 Union Planters Bank
  5.13%; 06/15/07                                                    60,000                  63,912
COMMERCIAL SERVICE-FINANCE (0.02%)
 Deluxe
  5.00%; 12/15/12                                                    25,000                  25,341
COMPUTER SERVICES (0.04%)
 Unisys
  8.13%; 06/01/06                                                    45,000                  48,600
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                                    20,000                  22,307
CONSUMER PRODUCTS-MISCELLANEOUS (0.13%)
 American Greetings
  6.10%; 08/01/28                                                    60,000                  61,800
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (CONTINUED)
 Fortune Brands /2/
                                                                $                      $
  7.13%; 11/01/04                                                   100,000                 104,458
                                                                                            166,258
CONTAINERS-PAPER & PLASTIC (0.03%)
 Norampac
  6.75%; 06/01/13                                                    30,000                  31,275
CREDIT CARD ASSET BACKED SECURITIES (0.39%)
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                   450,000                 485,323
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                                    25,000                  25,630
DIVERSIFIED FINANCIAL SERVICES (0.41%)
 Citigroup
  3.50%; 02/01/08                                                    40,000                  40,150
  5.88%; 02/22/33                                                    20,000                  19,656
  6.00%; 02/21/12                                                    35,000                  38,246
  6.63%; 06/15/32                                                    60,000                  64,997
 General Electric Capital
  4.25%; 12/01/10                                                    50,000                  49,753
  6.75%; 03/15/32                                                   150,000                 166,068
 John Deere Capital
  3.13%; 12/15/05                                                    50,000                  50,988
  7.00%; 03/15/12                                                    35,000                  40,320
 NiSource Finance
  3.20%; 11/01/06                                                    40,000                  40,323
                                                                                            510,501
DIVERSIFIED MANUFACTURING OPERATIONS (0.12%)
 General Electric
  5.00%; 02/01/13                                                    10,000                  10,113
 Pacifica Papers
  10.00%; 03/15/09                                                   45,000                  47,700
 Tyco International Group
  6.00%; 11/15/13 /2/                                                40,000                  41,200
  6.38%; 02/15/06                                                    45,000                  47,925
                                                                                            146,938
DIVERSIFIED MINERALS (0.04%)
 Corp. Nacional del Cobre de Chile /2/
  5.50%; 10/15/13                                                    20,000                  20,296
 Vale Overseas
  9.00%; 08/15/13                                                    30,000                  32,700
                                                                                             52,996
DIVERSIFIED OPERATIONS (0.05%)
 Hutchison Whampoa International /2/
  6.50%; 02/13/13                                                    60,000                  62,490
ELECTRIC-INTEGRATED (1.31%)
 Alabama Power
  5.60%; 03/15/33                                                    20,000                  19,275
  5.70%; 02/15/33                                                    15,000                  14,666
 Appalachian Power
  5.95%; 05/15/33                                                    15,000                  14,428
 Arizona Public Service
  6.50%; 03/01/12                                                    25,000                  27,566
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Carolina Power & Light
                                                                $                      $
  6.65%; 04/01/08                                                    50,000                  55,503
 CenterPoint Energy /2/
  5.88%; 06/01/08                                                    30,000                  31,253
  7.25%; 09/01/10                                                    80,000                  86,607
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                    20,000                  18,034
 Consolidated Edison
  3.63%; 08/01/08                                                    30,000                  30,006
 Consumers Energy
  4.25%; 04/15/08 /2/                                                10,000                  10,100
  6.00%; 03/15/05                                                    40,000                  41,666
 Dayton Power & Light /2/
  5.13%; 10/01/13                                                    35,000                  34,931
 Duke Energy
  4.50%; 04/01/10                                                    35,000                  35,703
 Entergy Gulf States /2/
  3.60%; 06/01/08                                                    30,000                  28,917
 Exelon
  6.75%; 05/01/11                                                    35,000                  39,092
 FPL Energy Wind Funding /2/
  6.88%; 06/27/17                                                   100,000                 100,000
 FPL Group Capital
  3.25%; 04/11/06                                                    25,000                  25,437
 Indianapolis Power & Light
  7.38%; 08/01/07                                                    40,000                  44,346
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                    60,000                  64,948
 MSW Energy Holdings/MSW Energy Finance /2/
  7.38%; 09/01/10                                                    50,000                  52,250
 Niagara Mohawk Power
  5.38%; 10/01/04                                                    50,000                  51,366
 Northeast Utilities
  3.30%; 06/01/08                                                    25,000                  24,177
 Ohio Power
  4.85%; 01/15/14                                                    25,000                  24,495
 Oncor Electric Delivery
  6.38%; 05/01/12                                                    50,000                  54,949
 PacifiCorp
  5.45%; 09/15/13                                                    30,000                  31,124
 Pepco Holdings
  3.75%; 02/15/06                                                    95,000                  96,787
  4.00%; 05/15/10                                                    10,000                   9,716
 Power Contract Financing /2/
  5.20%; 02/01/06                                                    30,000                  30,448
 Progress Energy
  6.55%; 03/01/04                                                   225,000                 226,678
 PSEG Energy Holdings
  9.13%; 02/10/04                                                    30,000                  30,150
 PSI Energy
  5.00%; 09/15/13                                                    40,000                  39,819
 Puget Energy
  3.36%; 06/01/08                                                    30,000                  29,064
 Southern California Edison
  8.00%; 02/15/07                                                    45,000                  51,469
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Southwestern Electric Power
                                                                $                      $
  4.50%; 07/01/05                                                    60,000                  62,203
 TXU Energy
  6.13%; 03/15/08                                                    25,000                  26,756
 Virginia Electric & Power
  4.50%; 12/15/10                                                    40,000                  40,331
 Wisconsin Electric Power
  5.63%; 05/15/33                                                    30,000                  29,133
                                                                                          1,633,393
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.08%)
 Flextronics International
  6.50%; 05/15/13                                                    90,000                  93,150
ELECTRONIC CONNECTORS (0.04%)
 Thomas & Betts
  8.25%; 01/15/04                                                    45,000                  45,000
ELECTRONICS-MILITARY (0.08%)
 L-3 Communications
  8.00%; 08/01/08                                                   100,000                 104,125
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Housing Urban Development
  2.99%; 08/01/05                                                    70,000                  71,362
FINANCE-AUTO LOANS (0.64%)
 Ford Motor Credit
  5.80%; 01/12/09                                                    35,000                  36,045
  6.13%; 01/09/06                                                    45,000                  46,762
  6.50%; 01/25/07                                                    20,000                  21,305
  6.88%; 02/01/06                                                   155,000                 165,433
  7.00%; 10/01/13                                                    45,000                  47,461
  7.38%; 02/01/11                                                    60,000                  65,396
  7.88%; 06/15/10                                                    35,000                  39,108
 General Motors Acceptance
  5.13%; 05/09/08                                                    35,000                  36,294
  6.88%; 09/15/11                                                   200,000                 215,425
  7.00%; 02/01/12                                                    15,000                  16,127
  8.00%; 11/01/31                                                    55,000                  61,763
 Toyota Motor Credit
  2.80%; 01/18/06                                                    40,000                  40,724
                                                                                            791,843
FINANCE-COMMERCIAL (0.02%)
 CIT Group
  4.75%; 12/15/10                                                    30,000                  30,188
FINANCE-CONSUMER LOANS (0.33%)
 American General Finance
  5.38%; 09/01/09                                                    40,000                  42,712
  5.88%; 07/14/06                                                    25,000                  26,978
 Household Finance
  4.75%; 07/15/13                                                    25,000                  24,315
  5.75%; 01/30/07                                                   255,000                 275,681
  7.63%; 05/17/32                                                    35,000                  42,318
                                                                                            412,004
FINANCE-INVESTMENT BANKER & BROKER (0.59%)
 Banque Paribas
  6.88%; 03/01/09                                                    50,000                  56,693
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Bear Stearns
                                                                $                      $
  3.00%; 03/30/06                                                    55,000                  55,828
  4.00%; 01/31/08                                                    50,000                  50,927
 Credit Suisse First Boston
  3.88%; 01/15/09                                                    30,000                  29,964
 Goldman Sachs Group
  4.13%; 01/15/08                                                    45,000                  46,138
  6.60%; 01/15/12                                                   200,000                 223,506
 Lehman Brothers Holdings
  6.63%; 01/18/12                                                    75,000                  84,639
 Merrill Lynch
  4.50%; 11/04/10                                                    40,000                  40,381
 Morgan Stanley
  4.25%; 05/15/10                                                    25,000                  24,965
  5.30%; 03/01/13                                                    30,000                  30,645
  6.75%; 04/15/11                                                    80,000                  90,514
                                                                                            734,200
FINANCE-LEASING COMPANY (0.01%)
 Boeing Capital
  7.10%; 09/27/05                                                    15,000                  16,222
FINANCE-MORTGAGE LOAN/BANKER (2.07%)
 Countrywide Home Loan
  4.65%; 12/19/33                                                   225,000                 215,528
  5.25%; 06/15/04                                                   175,000                 177,951
  5.50%; 02/01/07                                                    15,000                  16,072
 Federal Home Loan Mortgage
  3.25%; 02/25/08                                                   275,000                 272,576
  4.75%; 10/11/12                                                   100,000                  98,450
  4.75%; 05/06/13                                                    90,000                  87,992
  5.13%; 11/07/13                                                    25,000                  24,903
  6.75%; 03/15/31                                                   317,000                 366,100
 Federal National Mortgage Association
  2.38%; 03/17/06                                                    90,000                  90,028
  2.88%; 05/19/08                                                    50,000                  48,780
  3.32%; 11/25/32                                                   110,000                 110,952
  3.70%; 11/01/07                                                   275,000                 279,512
  3.75%; 07/29/05                                                   225,000                 228,400
  4.00%; 09/02/08                                                    75,000                  75,953
  4.32%; 07/26/07                                                   110,000                 114,232
  4.75%; 02/21/13                                                   100,000                  98,452
  5.25%; 08/01/12                                                   185,000                 189,695
  7.25%; 05/15/30                                                    75,000                  91,582
                                                                                          2,587,158
FINANCE-OTHER SERVICES (0.20%)
 Dollar Financial Group /2/
  9.75%; 11/15/11                                                    60,000                  62,100
 Verizon Global Funding
  7.25%; 12/01/10                                                    35,000                  40,299
  7.75%; 12/01/30                                                   120,000                 140,965
                                                                                            243,364
FOOD-DAIRY PRODUCTS (0.05%)
 Dean Foods
  6.63%; 05/15/09                                                    45,000                  47,250
  8.15%; 08/01/07                                                    10,000                  11,050
                                                                                             58,300
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.35%)
 Cadbury Schweppes US Finance /2/
                                                                $                      $
  3.88%; 10/01/08                                                    45,000                  44,796
 ConAgra Foods
  7.50%; 09/15/05                                                   100,000                 108,645
 Corn Products International
  8.45%; 08/15/09                                                    45,000                  50,287
 General Mills
  6.00%; 02/15/12                                                    40,000                  42,775
 Kellogg
  6.60%; 04/01/11                                                    30,000                  33,621
 Kraft Foods
  4.63%; 11/01/06                                                   100,000                 104,353
  6.25%; 06/01/12                                                    45,000                  49,044
                                                                                            433,521
FOOD-RETAIL (0.17%)
 Delhaize America
  7.38%; 04/15/06                                                    55,000                  59,125
 Kroger
  6.20%; 06/15/12                                                    60,000                  64,352
 Safeway
  5.80%; 08/15/12                                                    85,000                  87,887
                                                                                            211,364
FORESTRY (0.01%)
 Tembec Industries
  8.63%; 06/30/09                                                    15,000                  15,450
GAS-DISTRIBUTION (0.02%)
 KeySpan
  7.63%; 11/15/10                                                    25,000                  29,777
GOLD MINING (0.01%)
 Placer Dome
  6.38%; 03/01/33                                                     5,000                   5,061
  6.45%; 10/15/35                                                    10,000                  10,229
                                                                                             15,290
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                    15,000                  14,513
  4.63%; 12/15/09                                                    15,000                  15,087
                                                                                             29,600
HOME EQUITY-SEQUENTIAL (0.19%)
 Long Beach Mortgage Loan Trust
  4.92%; 05/25/32                                                    43,791                  44,011
 Residential Asset Securities
  3.28%; 08/25/29                                                   100,000                 100,259
  4.59%; 10/25/26                                                    95,000                  97,176
                                                                                            241,446
INDEPENDENT POWER PRODUCER (0.05%)
 NRG Energy /2/
  8.00%; 12/15/13                                                    60,000                  63,075
INSTRUMENTS-CONTROLS (0.02%)
 Parker Hannifin
  4.88%; 02/15/13                                                    25,000                  24,930
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INSURANCE BROKERS (0.04%)
 Marsh & McLennan
                                                                $                      $
  5.88%; 08/01/33                                                    45,000                  43,874
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.03%)
 AMVESCAP
  5.38%; 02/27/13                                                    15,000                  14,596
  5.90%; 01/15/07                                                    20,000                  21,614
                                                                                             36,210
LIFE & HEALTH INSURANCE (0.07%)
 Lincoln National
  5.25%; 06/15/07                                                    30,000                  32,003
 Nationwide Financial Services
  5.63%; 02/13/15                                                    10,000                  10,307
 Protective Life
  4.30%; 06/01/13                                                    50,000                  47,349
                                                                                             89,659
MARINE SERVICES (0.03%)
 Great Lakes Dredge & Dock /2/
  7.75%; 12/15/13                                                    35,000                  36,006
MEDICAL PRODUCTS (0.06%)
 Hanger Orthopedic Group
  10.38%; 02/15/09                                                   65,000                  73,775
MEDICAL-DRUGS (0.33%)
 American Home Products
  5.88%; 03/15/04                                                   150,000                 151,350
 Eli Lilly
  5.50%; 07/15/06                                                    75,000                  80,847
 Schering-Plough
  5.30%; 12/01/13                                                    35,000                  35,611
 Valeant Pharmaceuticals International /2/
  7.00%; 12/15/11                                                    45,000                  46,350
 Wyeth
  5.50%; 03/15/13                                                    60,000                  61,078
  6.45%; 02/01/24                                                    40,000                  40,992
                                                                                            416,228
MEDICAL-HMO (0.23%)
 Anthem
  4.88%; 08/01/05                                                   225,000                 234,376
 UnitedHealth Group
  3.30%; 01/30/08                                                    50,000                  49,770
                                                                                            284,146
MEDICAL-HOSPITALS (0.09%)
 HCA
  6.95%; 05/01/12                                                    60,000                  64,332
 Tenet Healthcare
  6.50%; 06/01/12                                                    45,000                  43,144
                                                                                            107,476
METAL-DIVERSIFIED (0.13%)
 Falconbridge
  5.38%; 06/01/15                                                    15,000                  14,615
  7.35%; 06/05/12                                                    15,000                  16,942
 Noranda
  7.25%; 07/15/12                                                    60,000                  67,142
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL-DIVERSIFIED (CONTINUED)
 Rio Tinto Finance
                                                                $                      $
  5.75%; 07/03/06                                                    60,000                  64,614
                                                                                            163,313
MISCELLANEOUS INVESTING (0.12%)
 CenterPoint Properties Trust
  4.75%; 08/01/10                                                    40,000                  40,168
 Duke Realty
  4.63%; 05/15/13                                                    45,000                  43,440
 Prologis
  5.50%; 03/01/13                                                    25,000                  25,710
 United Dominion Realty Trust
  6.50%; 06/15/09                                                    35,000                  38,573
                                                                                            147,891
MONEY CENTER BANKS (0.33%)
 Bank of America
  4.88%; 09/15/12                                                   165,000                 165,845
  7.40%; 01/15/11                                                   120,000                 140,740
 HBOS /2/
  6.00%; 11/01/33                                                    40,000                  39,765
 JP Morgan Chase
  4.50%; 11/15/10                                                    45,000                  45,358
 United Overseas Bank /2/
  4.50%; 07/02/13                                                    25,000                  23,864
                                                                                            415,572
MORTGAGE BACKED SECURITIES (1.23%)
 LB Commercial Conduit Mortgage Trust
  6.21%; 10/15/35                                                 1,000,000               1,102,127
 LB-UBS Commercial Mortgage Trust
  0.63%; 03/15/34 /2/ /3/                                           849,842                  23,139
  5.97%; 03/15/26                                                   375,000                 409,092
                                                                                          1,534,358
MULTI-LINE INSURANCE (0.21%)
 Allstate
  5.35%; 06/01/33                                                    25,000                  23,016
 Hartford Financial Services Group
  2.38%; 06/01/06                                                    45,000                  44,775
  4.63%; 07/15/13                                                    20,000                  19,246
 MetLife
  5.38%; 12/15/12                                                    40,000                  41,188
 Safeco
  4.88%; 02/01/10                                                    30,000                  30,929
 Willis Corroon
  9.00%; 02/01/09                                                   100,000                 105,000
                                                                                            264,154
MULTIMEDIA (0.45%)
 AOL Time Warner
  5.63%; 05/01/05                                                    50,000                  52,340
  6.15%; 05/01/07                                                    85,000                  92,483
  7.63%; 04/15/31                                                   135,000                 155,759
 Gannett
  4.95%; 04/01/05                                                    80,000                  83,180
 News America
  4.75%; 03/15/10                                                    15,000                  15,384
  6.55%; 03/15/33                                                    40,000                  41,553
  6.63%; 01/09/08                                                    45,000                  50,051
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (CONTINUED)
 Viacom
                                                                $                      $
  6.63%; 05/15/11                                                    20,000                  22,705
 Walt Disney
  6.38%; 03/01/12                                                    45,000                  49,482
                                                                                            562,937
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste
  8.50%; 12/01/08                                                    40,000                  44,500
NON-HOTEL GAMBLING (0.13%)
 Horseshoe Gaming Holding
  8.63%; 05/15/09                                                   100,000                 105,625
 Mohegan Tribal Gaming Authority
  6.38%; 07/15/09                                                    50,000                  51,625
                                                                                            157,250
OIL & GAS DRILLING (0.16%)
 Nabors Holdings
  4.88%; 08/15/09                                                    55,000                  57,209
 Nabors Industries
  6.80%; 04/15/04                                                    60,000                  60,935
 Pride International
  9.38%; 05/01/07                                                    50,000                  51,500
 Transocean
  6.63%; 04/15/11                                                    30,000                  33,487
                                                                                            203,131
OIL COMPANY-EXPLORATION & PRODUCTION (0.59%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                   145,000                 155,013
 Canadian Natural Resources
  7.20%; 01/15/32                                                    30,000                  34,710
 Chesapeake Energy
  8.38%; 11/01/08                                                    45,000                  49,500
 Devon Energy
  7.95%; 04/15/32                                                    50,000                  60,288
 Devon Financing
  6.88%; 09/30/11                                                    10,000                  11,339
 EnCana
  4.75%; 10/15/13                                                    25,000                  24,647
 Forest Oil
  8.00%; 06/15/08                                                    45,000                  49,050
 Nexen
  5.05%; 11/20/13                                                    20,000                  19,719
  7.88%; 03/15/32                                                    30,000                  36,273
 Pemex Project Funding Master Trust
  7.88%; 02/01/09                                                   215,000                 242,735
 XTO Energy
  7.50%; 04/15/12                                                    50,000                  56,500
                                                                                            739,774
OIL COMPANY-INTEGRATED (0.17%)
 Occidental Petroleum
  4.00%; 11/30/07                                                    35,000                  35,505
 PanCanadian Energy
  7.20%; 11/01/31                                                    40,000                  46,559
 Petro-Canada
  5.35%; 07/15/33                                                    25,000                  22,347
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 Petrobras International Finance
                                                                $                      $
  8.38%; 12/10/18                                                    40,000                  41,100
  9.13%; 07/02/13                                                    40,000                  43,800
 Petronas Capital /2/
  7.88%; 05/22/22                                                    20,000                  23,699
                                                                                            213,010
OIL FIELD MACHINERY & EQUIPMENT (0.04%)
 Grant Prideco
  9.00%; 12/15/09                                                    45,000                  49,613
OIL REFINING & MARKETING (0.12%)
 Enterprise Products Partners
  6.38%; 02/01/13                                                    20,000                  20,930
 Tesoro Petroleum
  8.00%; 04/15/08                                                    45,000                  47,813
 Valero Energy
  6.88%; 04/15/12                                                    70,000                  77,462
                                                                                            146,205
PAPER & RELATED PRODUCTS (0.41%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                                    60,000                  62,819
 Cascades
  7.25%; 02/15/13                                                    60,000                  63,300
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                    15,000                  14,675
 Domtar
  5.38%; 12/01/13                                                    20,000                  19,790
 International Paper
  6.75%; 09/01/11                                                    30,000                  33,353
 Norske Skog /2/
  7.63%; 10/15/11                                                    25,000                  28,299
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                                    25,000                  27,329
 Smurfit Capital Funding
  6.75%; 11/20/05                                                    45,000                  46,575
 Stora Enso Oyj
  7.38%; 05/15/11                                                    85,000                  98,353
 Weyerhaeuser
  6.13%; 03/15/07                                                    75,000                  81,287
  6.75%; 03/15/12                                                    30,000                  32,728
                                                                                            508,508
PHARMACY SERVICES (0.09%)
 Express Scripts
  9.63%; 06/15/09                                                    60,000                  64,500
 Omnicare
  8.13%; 03/15/11                                                    45,000                  49,162
                                                                                            113,662
PIPELINES (0.35%)
 Buckeye Partners
  4.63%; 07/15/13                                                    45,000                  43,271
 CenterPoint Energy Resources
  7.75%; 02/15/11                                                    45,000                  50,621
 Consolidated Natural Gas
  5.00%; 03/01/14                                                    30,000                  29,816
 Duke Energy Field Services
  7.88%; 08/16/10                                                    30,000                  35,147
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Equitable Resources
                                                                $                      $
  5.15%; 11/15/12                                                    30,000                  30,841
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                                    40,000                  44,900
 National Fuel Gas
  5.25%; 03/01/13                                                    30,000                  30,739
 Plains All American Pipeline /2/
  5.63%; 12/15/13                                                    45,000                  45,394
 TEPPCO Partners
  6.13%; 02/01/13                                                    55,000                  58,272
 Texas Eastern Transmission
  5.25%; 07/15/07                                                    60,000                  63,779
                                                                                            432,780
POULTRY (0.17%)
 Tyson Foods
  6.63%; 10/01/04                                                   150,000                 154,131
  7.25%; 10/01/06                                                    50,000                  54,792
                                                                                            208,923
PROPERTY & CASUALTY INSURANCE (0.09%)
 ACE INA Holdings
  8.20%; 08/15/04                                                    35,000                  36,364
 Travelers Property Casualty
  6.38%; 03/15/33                                                    15,000                  15,641
 XL Capital
  6.50%; 01/15/12                                                    55,000                  60,200
                                                                                            112,205
PUBLISHING-BOOKS (0.06%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                    65,000                  70,818
REAL ESTATE OPERATOR & DEVELOPER (0.07%)
 EOP Operating
  7.00%; 07/15/11                                                    75,000                  84,631
RECREATIONAL CENTERS (0.01%)
 Equinox Holdings /2/
  9.00%; 12/15/09                                                    15,000                  15,488
REGIONAL AUTHORITY (0.06%)
 Financement Quebec
  5.00%; 10/25/12                                                    70,000                  71,988
REGIONAL BANKS (0.72%)
 Bank One
  7.63%; 08/01/05                                                    95,000                 103,398
 KeyCorp
  4.63%; 05/16/05                                                   120,000                 124,679
  8.00%; 07/01/04                                                    50,000                  51,558
 Korea Development Bank
  7.13%; 04/22/04                                                    85,000                  85,931
 PNC Funding
  5.75%; 08/01/06                                                   125,000                 134,201
 Provident Bank
  6.38%; 01/15/04                                                   100,000                 100,000
 Wachovia
  5.63%; 12/15/08                                                   115,000                 124,367
  6.38%; 02/01/09                                                    10,000                  11,154
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 Wells Fargo
                                                                $                      $
  3.12%; 08/15/08                                                    35,000                  34,576
  5.13%; 02/15/07                                                   120,000                 128,023
                                                                                            897,887
REINSURANCE (0.05%)
 Berkshire Hathaway /2/
  4.63%; 10/15/13                                                    65,000                  63,908
RENTAL-AUTO & EQUIPMENT (0.06%)
 NationsRent /2/
  9.50%; 10/15/10                                                    75,000                  80,625
RESEARCH & DEVELOPMENT (0.03%)
 Science Applications International
  5.50%; 07/01/33 /2/                                                 5,000                   4,573
  7.13%; 07/01/32                                                    30,000                  33,820
                                                                                             38,393
RESORTS & THEME PARKS (0.11%)
 Six Flags
  9.75%; 06/15/07                                                   125,000                 131,094
RETAIL-MAJOR DEPARTMENT STORE (0.04%)
 JC Penney
  9.75%; 06/15/21                                                    45,000                  46,856
RETAIL-RESTAURANTS (0.06%)
 Yum! Brands
  7.70%; 07/01/12                                                    60,000                  69,075
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.06%)
 General Nutrition Centers /2/
  8.50%; 12/01/10                                                    75,000                  76,875
SAVINGS & LOANS-THRIFTS (0.09%)
 Washington Mutual
  3.97%; 03/25/33                                                    96,000                  95,891
  5.50%; 01/15/13                                                    20,000                  20,631
                                                                                            116,522
SHIP BUILDING (0.07%)
 Ship Finance International /2/
  8.50%; 12/15/13                                                    90,000                  89,100
SOVEREIGN (0.32%)
 Chile Government
  5.50%; 01/15/13                                                    10,000                  10,285
 Mexico Government
  8.00%; 09/24/22                                                    25,000                  27,350
  8.30%; 08/15/31                                                    40,000                  45,100
  8.38%; 01/14/11                                                   235,000                 279,062
 Poland Government
  6.25%; 07/03/12                                                    35,000                  38,150
                                                                                            399,947
SPECIAL PURPOSE ENTITY (0.04%)
 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                                    50,000                  49,687
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
STEEL-SPECIALTY (0.02%)
 CSN Islands VIII /2/
                                                                $                      $
  9.75%; 12/16/13                                                    25,000                  25,625
SUPRANATIONAL BANK (0.13%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                   100,000                 105,446
  6.88%; 03/15/12                                                    55,000                  61,026
                                                                                            166,472
TELECOMMUNICATION SERVICES (0.04%)
 MasTec
  7.75%; 02/01/08                                                    55,000                  55,550
TELEPHONE-INTEGRATED (1.10%)
 ALLTEL
  7.00%; 07/01/12                                                    50,000                  56,772
  7.88%; 07/01/32                                                    20,000                  24,361
 AT&T
  6.00%; 03/15/09                                                    25,000                  26,945
 BellSouth
  6.88%; 10/15/31                                                    25,000                  27,353
 British Telecommunications
  7.88%; 12/15/05                                                   275,000                 303,054
 Citizens Communications
  7.63%; 08/15/08                                                    35,000                  38,323
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                                   155,000                 156,584
 France Telecom
  9.00%; 03/01/11                                                    85,000                 102,092
 Qwest
  7.20%; 11/01/04                                                    55,000                  56,237
 Sprint Capital
  6.00%; 01/15/07                                                    50,000                  53,402
  6.13%; 11/15/08                                                    30,000                  31,976
  6.88%; 11/15/28                                                    90,000                  87,825
  6.90%; 05/01/19                                                    40,000                  40,862
 Telecom Italia Capital /2/
  4.00%; 11/15/08                                                    45,000                  45,285
  5.25%; 11/15/13                                                    40,000                  40,080
  6.38%; 11/15/33                                                    25,000                  25,141
 Telefonica Europe
  7.75%; 09/15/10                                                   100,000                 118,723
 Telefonos de Mexico
  4.50%; 11/19/08 /2/                                                10,000                  10,015
  8.25%; 01/26/06                                                   120,000                 132,310
                                                                                          1,377,340
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                                    40,000                  43,916
TOOLS-HAND HELD (0.02%)
 Stanley Works
  4.90%; 11/01/12                                                    25,000                  25,302
TRANSPORT-RAIL (0.17%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                                    15,000                  18,512
 CSX
  6.25%; 10/15/08                                                    80,000                  87,675
                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 Union Pacific
                                                                $                      $
  4.70%; 01/02/24                                                    20,000                  19,258
  5.75%; 10/15/07                                                    85,000                  91,729
                                                                                            217,174
VENTURE CAPITAL (0.04%)
 Arch Western Finance /2/
  6.75%; 07/01/13                                                    45,000                  46,238
                                                               TOTAL BONDS               24,855,099

                                                                 Principal
      Type            Rate              Maturity                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.13%)
                                                                $                      $
FHLMC              5.00%        12/01/17 - 08/01/33               1,852,585               1,873,382
FHLMC /4/          5.50%        12/01/22 - 01/01/34               2,810,079               2,847,883
FHLMC              6.00%        01/01/29                            196,311                 203,320
FHLMC              6.50%        07/01/16 - 11/01/31                 631,346                 664,290
FHLMC              7.00%        12/01/27 - 01/01/31                 282,596                 299,293
FHLMC              7.50%        08/01/30 - 01/01/31                 146,165                 156,963
FHLMC              8.00%        12/01/30 - 02/01/31                 326,144                 351,780
                                                  TOTAL FHLMC CERTIFICATES                6,396,911

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (3.84%)
FNMA               4.50%        09/01/10 - 07/01/33                 963,176                 957,446
FNMA               5.50%        01/01/33 - 09/01/33               1,775,643               1,799,677
FNMA               6.00%        06/01/06 - 01/01/33               1,001,597               1,051,990
FNMA               6.50%        01/01/04 - 02/01/32                 786,776                 824,798
FNMA               7.00%        08/01/29 - 02/01/32                 151,434                 160,367
                                                   TOTAL FNMA CERTIFICATES                4,794,278

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (3.38%)
GNMA I             5.50%        09/15/33                          2,228,052               2,267,460
GNMA I             6.00%        01/15/29 - 06/15/32                 774,897                 806,095
GNMA I             7.00%        10/15/29 - 08/15/31                 187,483                 199,932
GNMA II /4/        5.50%        01/01/34                            500,000                 507,439
GNMA II            6.00%        09/20/26                            199,482                 206,763
GNMA II            7.00%        02/20/32                            210,837                 224,028
                                                   TOTAL GNMA CERTIFICATES                4,211,717

                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
TREASURY BONDS (3.01%)
 U.S. Treasury
                                                                $                      $
  4.25%; 08/15/13                                                   700,000                 700,875
  4.88%; 02/15/12                                                   285,000                 301,833
  5.38%; 02/15/31                                                   400,000                 417,141
  6.00%; 02/15/26                                                   125,000                 138,618
  6.25%; 05/15/30                                                   285,000                 328,885
  7.13%; 02/15/23                                                   205,000                 255,858
  7.25%; 05/15/16                                                   385,000                 480,272
  8.00%; 11/15/21                                                   675,000                 911,619
 U.S. Treasury Inflation-Indexed Obligations
  3.38%; 01/15/07                                                   175,000                 221,360
                                                                                          3,756,461
                                                      TOTAL TREASURY BONDS                3,756,461

                                                                 Principal
                                                                  Amount                   Value
-----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.77%)
MONEY CENTER BANKS (2.77%)
 Investment in Joint Trading Account; Citicorp
  0.85%; 01/02/04                                                 3,459,112               3,459,112
                                                    TOTAL COMMERCIAL PAPER                3,459,112

                                                             Principal Amount
                                                                                           Value
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (5.22%)
 Morgan Stanley; 0.81%; 01/02/04 (collateralized by FNMA;                              $
  $6,548,684; 01/15/08) /5/                                     $ 6,517,000               6,517,000
                                               TOTAL REPURCHASE AGREEMENTS                6,517,000
                                                                                       ------------

                                     TOTAL PORTFOLIO INVESTMENTS (106.55%)              132,906,208
LIABILITIES, NET OF CASH AND RECEIVABLES (-6.55%)                                        (8,171,404)
                                                TOTAL NET ASSETS (100.00%)             $124,734,804
                                                                                       ---------------

/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,883,602 or 1.51% of net assets.
/3 /Variable rate.
/4 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/5 /Security was purchased with the cash proceeds from securities loans.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                               DECEMBER 31, 2003

                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (56.97%)
AEROSPACE & DEFENSE (0.06%)
 Raytheon
                                                                      $                     $
  4.85%; 01/15/11                                                        170,000                170,225
AGRICULTURAL OPERATIONS (0.28%)
 Bunge Limited Finance
  4.38%; 12/15/08 /1/                                                    550,000                553,246
  5.88%; 05/15/13                                                        180,000                182,182
                                                                                                735,428
AIRLINES (0.19%)
 Northwest Airlines
  7.58%; 09/01/20                                                        286,868                295,693
 Southwest Airlines
  5.10%; 05/01/06                                                        206,576                215,370
                                                                                                511,063
ASSET BACKED SECURITIES (0.50%)
 Chase Funding Mortgage Loan
  3.07%; 08/25/17                                                        775,000                777,650
 Countrywide Asset-Backed Certificates
  3.61%; 04/25/30                                                        535,000                539,700
                                                                                              1,317,350
AUTO-CARS & LIGHT TRUCKS (0.77%)
 DaimlerChrysler Holding
  4.05%; 06/04/08                                                        400,000                397,277
  4.75%; 01/15/08                                                        110,000                112,545
  6.90%; 09/01/04                                                        325,000                335,261
  7.25%; 01/18/06                                                        265,000                286,199
  7.30%; 01/15/12                                                        220,000                244,958
 Ford Motor
  7.45%; 07/16/31                                                        155,000                156,631
 General Motors
  8.25%; 07/15/23                                                        305,000                346,300
 Hyundai Motor Manufacturing /1/
  5.30%; 12/19/08                                                        155,000                155,464
                                                                                              2,034,635
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.27%)
 Delphi
  6.50%; 05/01/09                                                        110,000                118,535
  6.50%; 08/15/13                                                        200,000                210,032
 Lear
  7.96%; 05/15/05                                                        350,000                374,500
                                                                                                703,067
AUTOMOBILE SEQUENTIAL (0.97%)
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                                        500,000                515,264
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                        900,000                921,283
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                                      1,100,000              1,109,883
                                                                                              2,546,430
BEVERAGES-NON-ALCOHOLIC (0.23%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                        355,000                380,820
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (CONTINUED)
 PepsiAmericas
                                                                      $                     $
  3.88%; 09/12/07                                                        210,000                214,088
                                                                                                594,908
BREWERY (0.40%)
 Cia Brasileira de Bebidas
  8.75%; 09/15/13 /1/                                                    200,000                212,000
  10.50%; 12/15/11                                                       300,000                349,500
 Coors Brewing
  6.38%; 05/15/12                                                        280,000                305,020
 SABMiller /1/
  6.63%; 08/15/33                                                        170,000                179,727
                                                                                              1,046,247
BROADCASTING SERVICES & PROGRAMMING (0.30%)
 Grupo Televisa
  8.50%; 03/11/32                                                         90,000                 94,500
 Liberty Media
  3.50%; 09/25/06                                                        430,000                432,149
  5.70%; 05/15/13                                                        250,000                252,816
                                                                                                779,465
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.56%)
 CRH America
  6.40%; 10/15/33                                                        180,000                184,091
  6.95%; 03/15/12                                                        288,000                324,929
 Masco
  5.88%; 07/15/12                                                        225,000                239,354
  6.00%; 05/03/04                                                        570,000                577,887
 Nortek Holdings /1/ /2/
  0.00%; 05/15/11                                                        225,000                162,562
                                                                                              1,488,823
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.10%)
 North American Energy Partners /1/
  8.75%; 12/01/11                                                        250,000                262,500
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
  6.63%; 08/15/06                                                        150,000                161,878
BUILDING-RESIDENTIAL & COMMERCIAL (0.29%)
 DR Horton
  8.50%; 04/15/12                                                        345,000                389,850
 KB Home
  7.75%; 02/01/10                                                        360,000                381,600
                                                                                                771,450
CABLE & OTHER PAY TV SERVICES (0.19%)
 AT&T Broadband
  8.38%; 03/15/13                                                        408,000                499,208
CABLE TV (1.11%)
 Comcast
  5.30%; 01/15/14                                                         80,000                 79,734
  5.50%; 03/15/11                                                        265,000                275,447
  5.85%; 01/15/10                                                         40,000                 42,709
  7.05%; 03/15/33                                                        300,000                326,344
 Comcast Cable Communications
  6.75%; 01/30/11                                                        275,000                306,056
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 Cox Communications
                                                                      $                     $
  5.50%; 10/01/15                                                        180,000                181,063
  6.75%; 03/15/11                                                        670,000                759,054
  7.50%; 08/15/04                                                        250,000                258,359
 EchoStar DBS
  5.75%; 10/01/08 /1/                                                    300,000                303,375
  10.38%; 10/01/07                                                       315,000                345,319
 Rogers Cable
  6.25%; 06/15/13                                                         60,000                 60,450
                                                                                              2,937,910
CASINO HOTELS (0.44%)
 Mandalay Resort Group
  6.45%; 02/01/06                                                        210,000                218,925
 MGM Mirage
  6.00%; 10/01/09                                                        180,000                184,950
  7.25%; 10/15/06                                                         85,000                 91,587
  8.50%; 09/15/10                                                        310,000                355,725
 Park Place Entertainment
  8.50%; 11/15/06                                                        280,000                310,100
                                                                                              1,161,287
CASINO SERVICES (0.14%)
 International Game Technology
  8.38%; 05/15/09                                                        310,000                371,088
CELLULAR TELECOMMUNICATIONS (0.73%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                        290,000                335,572
 Nextel Communications
  9.38%; 11/15/09                                                        285,000                310,650
 Telus
  7.50%; 06/01/07                                                        290,000                324,552
  8.00%; 06/01/11                                                         50,000                 58,465
 U.S. Cellular
  6.70%; 12/15/33                                                         90,000                 89,972
 Verizon Wireless Capital
  5.38%; 12/15/06                                                        560,000                597,577
 Vodafone Group
  5.00%; 12/16/13                                                        200,000                199,173
                                                                                              1,915,961
CHEMICALS-DIVERSIFIED (0.31%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                        240,000                255,521
  7.00%; 03/15/11                                                        315,000                353,241
 ICI Wilmington
  5.63%; 12/01/13                                                        210,000                211,011
                                                                                                819,773
CIRCUIT BOARDS (0.12%)
 Jabil Circuit
  5.88%; 07/15/10                                                        315,000                328,567
COAL (0.18%)
 Massey Energy /1/
  6.63%; 11/15/10                                                        140,000                143,500
 Peabody Energy
  6.88%; 03/15/13                                                        305,000                321,775
                                                                                                465,275
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COATINGS & PAINT (0.06%)
 Valspar
                                                                      $                     $
  6.00%; 05/01/07                                                        155,000                168,204
COMMERCIAL BANKS (0.27%)
 AmSouth Bank
  4.85%; 04/01/13                                                        240,000                238,307
 Marshall & Isley Bank
  4.13%; 09/04/07                                                        100,000                104,985
 Union Planters Bank
  5.13%; 06/15/07                                                        335,000                356,844
                                                                                                700,136
COMMERCIAL SERVICE-FINANCE (0.05%)
 Deluxe
  5.00%; 12/15/12                                                        130,000                131,774
COMPUTER SERVICES (0.11%)
 Unisys
  8.13%; 06/01/06                                                        260,000                280,800
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 NCR
  7.13%; 06/15/09                                                         75,000                 83,650
CONSUMER PRODUCTS-MISCELLANEOUS (0.14%)
 American Greetings
  6.10%; 08/01/28                                                        365,000                375,950
CONTAINERS-PAPER & PLASTIC (0.12%)
 Norampac
  6.75%; 06/01/13                                                        315,000                328,388
CREDIT CARD ASSET BACKED SECURITIES (1.99%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                                      1,265,000              1,281,078
 American Express Master Trust
  7.85%; 08/15/05                                                        600,000                627,582
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                                      1,150,000              1,177,968
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                      2,000,000              2,156,992
                                                                                              5,243,620
DATA PROCESSING & MANAGEMENT (0.06%)
 Certegy
  4.75%; 09/15/08                                                        155,000                158,904
DIVERSIFIED FINANCIAL SERVICES (1.46%)
 Citigroup
  3.50%; 02/01/08                                                        510,000                511,911
  5.75%; 05/10/06                                                        750,000                807,171
  6.00%; 02/21/12                                                         80,000                 87,420
  6.63%; 06/15/32                                                        350,000                379,150
 General Electric Capital
  4.63%; 09/15/09                                                        400,000                415,818
  6.75%; 03/15/32                                                        445,000                492,669
 John Deere Capital
  3.13%; 12/15/05                                                        250,000                254,940
  3.90%; 01/15/08                                                         55,000                 55,895
  5.52%; 04/30/04                                                        460,000                466,208
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 John Deere Capital (continued)
                                                                      $                     $
  7.00%; 03/15/12                                                        165,000                190,078
 NiSource Finance
  3.20%; 11/01/06                                                        185,000                186,494
                                                                                              3,847,754
DIVERSIFIED MANUFACTURING OPERATIONS (0.54%)
 General Electric
  5.00%; 02/01/13                                                        490,000                495,554
 Pacifica Papers
  10.00%; 03/15/09                                                       300,000                318,000
 Tyco International Group
  6.00%; 11/15/13 /1/                                                    255,000                262,650
  6.38%; 02/15/06                                                        335,000                356,775
                                                                                              1,432,979
DIVERSIFIED MINERALS (0.14%)
 Corp. Nacional del Cobre de Chile /1/
  5.50%; 10/15/13                                                        135,000                136,996
 Vale Overseas
  9.00%; 08/15/13                                                        210,000                228,900
                                                                                                365,896
DIVERSIFIED OPERATIONS (0.16%)
 Hutchison Whampoa International /1/
  6.50%; 02/13/13                                                        415,000                432,224
ELECTRIC-INTEGRATED (3.85%)
 Alabama Power
  5.60%; 03/15/33                                                        120,000                115,650
 Appalachian Power
  5.95%; 05/15/33                                                        100,000                 96,190
 Arizona Public Service
  6.50%; 03/01/12                                                        215,000                237,065
 Centerior Energy
  7.67%; 07/01/04                                                        275,000                282,829
 CenterPoint Energy /1/
  5.88%; 06/01/08                                                        200,000                208,351
  7.25%; 09/01/10                                                        425,000                460,099
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                        125,000                112,710
 Consolidated Edison
  3.63%; 08/01/08                                                        210,000                210,039
 Consumers Energy
  4.25%; 04/15/08/1/                                                      80,000                 80,799
  6.00%; 03/15/05                                                        155,000                161,455
 Dayton Power & Light /1/
  5.13%; 10/01/13                                                        250,000                249,505
 Dominion Resources
  7.82%; 09/15/04                                                      1,000,000              1,043,598
 DTE Energy
  6.00%; 06/01/04                                                        725,000                737,745
 Duke Energy
  4.50%; 04/01/10                                                        215,000                219,320
 Entergy Gulf States /1/
  3.60%; 06/01/08                                                        200,000                192,784
 Exelon
  6.75%; 05/01/11                                                        200,000                223,383
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Florida Power
                                                                      $                     $
  4.80%; 03/01/13                                                         75,000                 74,502
 FPL Energy Wind Funding /1/
  6.88%; 06/27/17                                                        300,000                300,000
 FPL Group Capital
  3.25%; 04/11/06                                                        190,000                193,319
  6.88%; 06/01/04                                                        125,000                127,722
 Indianapolis Power & Light
  7.38%; 08/01/07                                                        245,000                271,620
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                                        150,000                147,469
  4.63%; 10/01/07                                                        225,000                232,671
  6.75%; 12/30/31                                                        225,000                243,554
 MSW Energy Holdings/MSW Energy Finance /1/
  7.38%; 09/01/10                                                        250,000                261,250
 Northeast Utilities
  3.30%; 06/01/08                                                        160,000                154,731
 Ohio Power
  4.85%; 01/15/14                                                        210,000                205,762
 Oncor Electric Delivery
  6.38%; 05/01/12                                                        250,000                274,747
 PacifiCorp
  5.45%; 09/15/13                                                        205,000                212,684
 Pepco Holdings
  3.75%; 02/15/06                                                        625,000                636,758
  4.00%; 05/15/10                                                         80,000                 77,730
 Power Contract Financing /1/
  5.20%; 02/01/06                                                        195,000                197,911
 PSEG Energy Holdings
  9.13%; 02/10/04                                                         70,000                 70,350
 PSI Energy
  5.00%; 09/15/13                                                        250,000                248,870
 Puget Energy
  3.36%; 06/01/08                                                        200,000                193,758
 Southern California Edison
  8.00%; 02/15/07                                                        320,000                366,000
 Southwestern Electric Power
  4.50%; 07/01/05                                                        240,000                248,812
 TXU Energy
  6.13%; 03/15/08                                                        150,000                160,535
 Virginia Electric & Power
  4.50%; 12/15/10                                                        400,000                403,314
 Wisconsin Electric Power
  5.63%; 05/15/33                                                        215,000                208,788
                                                                                             10,144,379
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.20%)
 Flextronics International
  6.50%; 05/15/13                                                        500,000                517,500
ELECTRONIC CONNECTORS (0.12%)
 Thomas & Betts
  8.25%; 01/15/04                                                        320,000                320,000
ELECTRONICS-MILITARY (0.23%)
 L-3 Communications
  8.00%; 08/01/08                                                        575,000                598,719
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.23%)
 Oracle
                                                                      $                     $
  6.72%; 02/15/04                                                        600,000                603,546
FEDERAL & FEDERALLY SPONSORED CREDIT (0.13%)
 Housing Urban Development
  2.99%; 08/01/05                                                        325,000                331,323
FINANCE-AUTO LOANS (1.82%)
 Ford Motor Credit
  5.80%; 01/12/09                                                        200,000                205,971
  6.13%; 01/09/06                                                        265,000                275,378
  6.50%; 01/25/07                                                        395,000                420,763
  6.88%; 02/01/06                                                        450,000                480,288
  7.00%; 10/01/13                                                        275,000                290,037
  7.25%; 10/25/11                                                        425,000                460,940
  7.38%; 02/01/11                                                        350,000                381,479
  7.88%; 06/15/10                                                        200,000                223,473
 General Motors Acceptance
  5.13%; 05/09/08                                                        300,000                311,092
  6.88%; 09/15/11                                                        635,000                683,976
  6.88%; 08/28/12                                                        375,000                403,435
  7.00%; 02/01/12                                                        250,000                268,786
  8.00%; 11/01/31                                                        140,000                157,215
 Toyota Motor Credit
  2.80%; 01/18/06                                                        225,000                229,072
                                                                                              4,791,905
FINANCE-COMMERCIAL (0.06%)
 CIT Group
  4.75%; 12/15/10                                                        150,000                150,939
FINANCE-CONSUMER LOANS (0.87%)
 American General Finance
  5.38%; 09/01/09                                                        185,000                197,541
  5.88%; 07/14/06                                                        250,000                269,782
 Household Finance
  3.38%; 02/21/06                                                        150,000                153,420
  4.13%; 12/15/08                                                        300,000                302,624
  4.75%; 07/15/13                                                        230,000                223,697
  5.75%; 01/30/07                                                        750,000                810,827
  7.00%; 05/15/12                                                        150,000                171,055
  7.63%; 05/17/32                                                        140,000                169,271
                                                                                              2,298,217
FINANCE-INVESTMENT BANKER & BROKER (1.76%)
 Banque Paribas
  6.88%; 03/01/09                                                        400,000                453,541
 Bear Stearns
  3.00%; 03/30/06                                                        375,000                380,646
  4.00%; 01/31/08                                                        110,000                112,039
 Credit Suisse First Boston
  3.88%; 01/15/09                                                        175,000                174,791
  5.75%; 04/15/07                                                        245,000                265,500
 Goldman Sachs Group
  4.13%; 01/15/08                                                        340,000                348,603
  6.60%; 01/15/12                                                        530,000                592,291
  6.88%; 01/15/11                                                        450,000                511,024
 Lehman Brothers Holdings
  6.63%; 01/18/12                                                        700,000                789,961
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Merrill Lynch
                                                                      $                     $
  4.50%; 11/04/10                                                        250,000                252,383
 Morgan Stanley
  0.91%; 04/15/34 /3/                                                  4,670,060                144,021
  4.25%; 05/15/10                                                        150,000                149,789
  5.30%; 03/01/13                                                        190,000                194,086
  6.75%; 04/15/11                                                        240,000                271,541
                                                                                              4,640,216
FINANCE-LEASING COMPANY (0.01%)
 Boeing Capital
  7.10%; 09/27/05                                                         35,000                 37,852
FINANCE-MORTGAGE LOAN/BANKER (5.92%)
 Countrywide Home Loan
  4.25%; 12/19/07                                                        120,000                123,761
  4.65%; 12/19/33                                                      1,100,000              1,053,690
  5.25%; 06/15/04                                                        950,000                966,018
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                                      1,000,000                975,114
  3.25%; 02/25/08                                                      1,800,000              1,784,135
  4.75%; 10/11/12                                                        550,000                541,477
  4.75%; 05/06/13                                                        625,000                611,057
  5.13%; 11/07/13                                                         55,000                 54,788
  6.75%; 03/15/31                                                      1,786,000              2,062,634
 Federal National Mortgage Association
  2.30%; 03/28/06                                                        200,000                201,017
  2.38%; 03/17/06                                                        625,000                625,191
  2.88%; 05/19/08                                                        425,000                414,627
  3.32%; 11/25/32                                                        600,000                605,190
  3.70%; 11/01/07                                                        920,000                935,095
  3.75%; 07/29/05                                                        975,000                989,732
  4.00%; 09/02/08                                                        500,000                506,353
  4.32%; 07/26/07                                                        485,000                503,660
  4.63%; 05/01/13                                                        250,000                243,303
  4.75%; 02/21/13                                                        650,000                639,938
  5.25%; 08/01/12                                                        950,000                974,112
  6.25%; 05/15/29                                                        550,000                595,804
  7.25%; 05/15/30                                                        160,000                195,375
                                                                                             15,602,071
FINANCE-OTHER SERVICES (0.99%)
 Dollar Financial Group /1/
  9.75%; 11/15/11                                                        320,000                331,200
 Verizon Global Funding
  6.75%; 12/01/05                                                      1,000,000              1,085,070
  7.25%; 12/01/10                                                        825,000                949,894
  7.75%; 12/01/30                                                        200,000                234,942
                                                                                              2,601,106
FOOD-DAIRY PRODUCTS (0.15%)
 Dean Foods
  6.63%; 05/15/09                                                        285,000                299,250
  8.15%; 08/01/07                                                         85,000                 93,925
                                                                                                393,175
FOOD-MISCELLANEOUS/DIVERSIFIED (0.70%)
 Cadbury Schweppes US Finance /1/
  3.88%; 10/01/08                                                        310,000                308,592
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
 ConAgra Foods
                                                                      $                     $
  7.40%; 09/15/04                                                        200,000                207,415
 Corn Products International
  8.45%; 08/15/09                                                        290,000                324,075
 General Mills
  6.00%; 02/15/12                                                        250,000                267,342
 Kellogg
  6.60%; 04/01/11                                                        200,000                224,139
 Kraft Foods
  4.63%; 11/01/06                                                        350,000                365,235
  6.25%; 06/01/12                                                         20,000                 21,797
  6.50%; 11/01/31                                                        125,000                130,609
                                                                                              1,849,204
FOOD-RETAIL (0.41%)
 Delhaize America
  7.38%; 04/15/06                                                        425,000                456,875
 Kroger
  6.20%; 06/15/12                                                         30,000                 32,176
  7.50%; 04/01/31                                                        100,000                115,227
 Safeway
  2.50%; 11/01/05                                                        250,000                247,579
  5.80%; 08/15/12                                                         70,000                 72,378
  6.50%; 03/01/11                                                        140,000                152,827
                                                                                              1,077,062
FORESTRY (0.04%)
 Tembec Industries
  8.63%; 06/30/09                                                        110,000                113,300
GAS-DISTRIBUTION (0.07%)
 KeySpan
  7.63%; 11/15/10                                                        150,000                178,663
GOLD MINING (0.04%)
 Placer Dome
  6.38%; 03/01/33                                                         30,000                 30,368
  6.45%; 10/15/35                                                         65,000                 66,487
                                                                                                 96,855
HOME DECORATION PRODUCTS (0.08%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                        115,000                111,269
  4.63%; 12/15/09                                                         90,000                 90,519
                                                                                                201,788
HOME EQUITY-SEQUENTIAL (0.47%)
 Long Beach Mortgage Loan Trust
  4.92%; 05/25/32                                                        334,404                336,085
 Residential Asset Securities
  3.28%; 08/25/29                                                        525,000                526,360
  4.59%; 10/25/26                                                        380,000                388,702
                                                                                              1,251,147
INDEPENDENT POWER PRODUCER (0.15%)
 NRG Energy /1/
  8.00%; 12/15/13                                                        365,000                383,706
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INSTRUMENTS-CONTROLS (0.05%)
 Parker Hannifin
                                                                      $                     $
  4.88%; 02/15/13                                                        120,000                119,666
INSURANCE BROKERS (0.10%)
 Marsh & McLennan
  5.88%; 08/01/33                                                        260,000                253,492
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.09%)
 AMVESCAP
  5.38%; 02/27/13                                                         70,000                 68,117
  5.90%; 01/15/07                                                        150,000                162,105
                                                                                                230,222
LIFE & HEALTH INSURANCE (0.24%)
 Lincoln National
  5.25%; 06/15/07                                                        245,000                261,360
 Nationwide Financial Services
  5.63%; 02/13/15                                                         65,000                 66,994
 Protective Life
  4.30%; 06/01/13                                                        320,000                303,035
                                                                                                631,389
MARINE SERVICES (0.08%)
 Great Lakes Dredge & Dock /1/
  7.75%; 12/15/13                                                        200,000                205,750
MEDICAL PRODUCTS (0.18%)
 Hanger Orthopedic Group
  10.38%; 02/15/09                                                       410,000                465,350
MEDICAL-DRUGS (0.43%)
 Schering-Plough
  5.30%; 12/01/13                                                        215,000                218,752
 Valeant Pharmaceuticals International /1/
  7.00%; 12/15/11                                                        260,000                267,800
 Wyeth
  5.50%; 03/15/13                                                        375,000                381,735
  6.45%; 02/01/24                                                        250,000                256,201
                                                                                              1,124,488
MEDICAL-HMO (0.20%)
 Anthem
  4.88%; 08/01/05                                                        500,000                520,835
MEDICAL-HOSPITALS (0.29%)
 HCA
  5.25%; 11/06/08                                                        245,000                249,689
  7.13%; 06/01/06                                                        250,000                270,858
 Tenet Healthcare
  5.00%; 07/01/07                                                        240,000                232,200
                                                                                                752,747
METAL-DIVERSIFIED (0.44%)
 Falconbridge
  5.38%; 06/01/15                                                        135,000                131,538
  7.35%; 06/05/12                                                         65,000                 73,415
 Noranda
  7.25%; 07/15/12                                                        310,000                346,900
 Rio Tinto Finance
  5.75%; 07/03/06                                                        555,000                597,681
                                                                                              1,149,534
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (0.61%)
 CenterPoint Properties Trust
                                                                      $                     $
  4.75%; 08/01/10                                                        250,000                251,047
 Duke Realty
  4.63%; 05/15/13                                                        310,000                299,252
 Prologis
  5.50%; 03/01/13                                                        150,000                154,260
 Simon Property Group
  6.75%; 02/09/04                                                        275,000                276,328
 Spieker Properties
  6.80%; 05/01/04                                                        375,000                380,672
 United Dominion Realty Trust
  6.50%; 06/15/09                                                        235,000                258,991
                                                                                              1,620,550
MONEY CENTER BANKS (0.93%)
 Bank of America
  4.88%; 09/15/12                                                      1,035,000              1,040,300
  7.40%; 01/15/11                                                        610,000                715,426
 HBOS /1/
  6.00%; 11/01/33                                                        250,000                248,531
 JP Morgan Chase
  4.50%; 11/15/10                                                        275,000                277,186
 United Overseas Bank /1/
  4.50%; 07/02/13                                                        170,000                162,278
                                                                                              2,443,721
MORTGAGE BACKED SECURITIES (3.57%)
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                                        252,125                275,745
  7.63%; 07/15/32                                                        900,000              1,053,808
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.44%; 08/15/31                                                      1,750,000              2,036,178
 CS First Boston Mortgage Securities
  6.39%; 10/15/11                                                      1,250,000              1,392,010
 DLJ Commercial Mortgage
  7.34%; 10/10/32                                                        180,000                209,064
 GS Mortgage Securities /1/
  6.22%; 05/03/18                                                        926,348              1,002,694
 LB-UBS Commercial Mortgage Trust /1/ /3/
  0.63%; 03/15/34                                                      3,116,086                 84,843
 Merrill Lynch Mortgage Investors
  7.34%; 12/26/25                                                      2,000,000              2,127,656
 Morgan Stanley Capital I
  4.57%; 12/18/32                                                        255,777                264,627
  5.33%; 12/18/32                                                        550,000                587,051
  7.11%; 04/15/33                                                        110,000                125,818
 PNC Mortgage Acceptance
  7.33%; 12/10/32                                                        210,000                242,146
                                                                                              9,401,640
MULTI-LINE INSURANCE (0.75%)
 Allstate
  5.35%; 06/01/33                                                        160,000                147,303
 Hartford Financial Services Group
  2.38%; 06/01/06                                                        275,000                273,623
  4.63%; 07/15/13                                                        100,000                 96,230
  4.70%; 09/01/07                                                        175,000                183,847
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
 MetLife
                                                                      $                     $
  5.25%; 12/01/06                                                        300,000                320,228
  5.38%; 12/15/12                                                        180,000                185,347
 Safeco
  4.88%; 02/01/10                                                        210,000                216,502
 Willis Corroon
  9.00%; 02/01/09                                                        525,000                551,250
                                                                                              1,974,330
MULTIMEDIA (1.05%)
 AOL Time Warner
  5.63%; 05/01/05                                                        350,000                366,377
  7.63%; 04/15/31                                                        890,000              1,026,853
 Gannett
  4.95%; 04/01/05                                                        425,000                441,895
 News America
  4.75%; 03/15/10                                                         95,000                 97,435
  6.55%; 03/15/33                                                        240,000                249,318
  6.63%; 01/09/08                                                        255,000                283,622
 Viacom
  7.88%; 07/30/30                                                         70,000                 87,075
 Walt Disney
  5.38%; 06/01/07                                                        200,000                213,857
                                                                                              2,766,432
NON-HAZARDOUS WASTE DISPOSAL (0.14%)
 Allied Waste
  8.50%; 12/01/08                                                        335,000                372,687
NON-HOTEL GAMBLING (0.13%)
 Mohegan Tribal Gaming Authority
  6.38%; 07/15/09                                                        320,000                330,400
OIL & GAS DRILLING (0.50%)
 Nabors Holdings
  4.88%; 08/15/09                                                        255,000                265,242
 Nabors Industries
  6.80%; 04/15/04                                                        355,000                360,532
 Pride International
  9.38%; 05/01/07                                                        320,000                329,600
 Transocean
  6.63%; 04/15/11                                                        325,000                362,777
                                                                                              1,318,151
OIL COMPANY-EXPLORATION & PRODUCTION (1.74%)
 Alberta Energy
  7.38%; 11/01/31                                                        125,000                148,445
 Anadarko Finance
  6.75%; 05/01/11                                                        275,000                311,749
 Anadarko Petroleum
  5.38%; 03/01/07                                                        365,000                390,206
 Canadian Natural Resources
  7.20%; 01/15/32                                                        225,000                260,323
 Chesapeake Energy
  8.38%; 11/01/08                                                        315,000                346,500
 Devon Energy
  7.95%; 04/15/32                                                        275,000                331,585
 Forest Oil
  8.00%; 06/15/08                                                        300,000                327,000
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Nexen
                                                                      $                     $
  5.05%; 11/20/13                                                        150,000                147,895
  7.88%; 03/15/32                                                        125,000                151,137
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                                        500,000                525,000
  7.88%; 02/01/09                                                        770,000                869,330
 Petroleos Mexicanos
  6.50%; 02/01/05                                                        450,000                470,812
 XTO Energy
  6.25%; 04/15/13                                                         90,000                 94,725
  7.50%; 04/15/12                                                        195,000                220,350
                                                                                              4,595,057
OIL COMPANY-INTEGRATED (0.59%)
 Conoco Funding
  7.25%; 10/15/31                                                        350,000                413,031
 Occidental Petroleum
  4.00%; 11/30/07                                                        170,000                172,451
 PanCanadian Energy
  7.20%; 11/01/31                                                        160,000                186,237
 Petro-Canada
  5.35%; 07/15/33                                                        150,000                134,083
 Petrobras International Finance
  8.38%; 12/10/18                                                        260,000                267,150
  9.13%; 02/01/07                                                        200,000                227,000
 Petronas Capital /1/
  7.88%; 05/22/22                                                        125,000                148,120
                                                                                              1,548,072
OIL FIELD MACHINERY & EQUIPMENT (0.13%)
 Grant Prideco
  9.00%; 12/15/09                                                        315,000                347,288
OIL REFINING & MARKETING (0.30%)
 Enterprise Products Partners
  6.38%; 02/01/13                                                        150,000                156,977
 Tesoro Petroleum
  8.00%; 04/15/08                                                        340,000                361,250
 Valero Energy
  6.88%; 04/15/12                                                        250,000                276,650
                                                                                                794,877
PAPER & RELATED PRODUCTS (0.97%)
 Abitibi-Consolidated
  5.25%; 06/20/08                                                        100,000                 98,267
  6.95%; 12/15/06                                                        200,000                209,397
 Cascades
  7.25%; 02/15/13                                                        355,000                374,525
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                        105,000                102,722
 Domtar
  5.38%; 12/01/13                                                        110,000                108,847
 International Paper
  5.85%; 10/30/12                                                        210,000                218,784
  6.75%; 09/01/11                                                         45,000                 50,030
 Norske Skog /1/
  7.63%; 10/15/11                                                        500,000                565,984
 Sappi Papier Holding /1/
  6.75%; 06/15/12                                                        150,000                163,971
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 Smurfit Capital Funding
                                                                      $                     $
  6.75%; 11/20/05                                                        350,000                362,250
 Weyerhaeuser
  6.75%; 03/15/12                                                        180,000                196,369
  7.38%; 03/15/32                                                        100,000                108,730
                                                                                              2,559,876
PHARMACY SERVICES (0.27%)
 Express Scripts
  9.63%; 06/15/09                                                        340,000                365,500
 Omnicare
  8.13%; 03/15/11                                                        325,000                355,062
                                                                                                720,562
PIPELINES (0.95%)
 Buckeye Partners
  4.63%; 07/15/13                                                        325,000                312,513
 CenterPoint Energy Resources
  7.75%; 02/15/11                                                        290,000                326,221
 Duke Energy Field Services
  7.88%; 08/16/10                                                        500,000                585,779
 Equitable Resources
  5.15%; 11/15/12                                                        130,000                133,645
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                                        155,000                166,068
  6.75%; 03/15/11                                                        185,000                207,661
 National Fuel Gas
  5.25%; 03/01/13                                                        190,000                194,681
 Plains All American Pipeline /1/
  5.63%; 12/15/13                                                        260,000                262,275
 TEPPCO Partners
  6.13%; 02/01/13                                                         50,000                 52,975
 Texas Eastern Transmission
  5.25%; 07/15/07                                                        240,000                255,117
                                                                                              2,496,935
POULTRY (0.39%)
 Tyson Foods
  6.63%; 10/01/04                                                        840,000                863,133
  7.25%; 10/01/06                                                        145,000                158,896
                                                                                              1,022,029
PROPERTY & CASUALTY INSURANCE (0.26%)
 ACE INA Holdings
  8.20%; 08/15/04                                                        290,000                301,298
 Travelers Property Casualty
  6.38%; 03/15/33                                                        100,000                104,277
 XL Capital
  6.50%; 01/15/12                                                        250,000                273,636
                                                                                                679,211
PUBLISHING-BOOKS (0.16%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                        385,000                419,460
REAL ESTATE OPERATOR & DEVELOPER (0.14%)
 EOP Operating
  7.00%; 07/15/11                                                        325,000                366,734
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RECREATIONAL CENTERS (0.03%)
 Equinox Holdings /1/
                                                                      $                     $
  9.00%; 12/15/09                                                         80,000                 82,600
REGIONAL AUTHORITY (0.30%)
 Financement Quebec
  5.00%; 10/25/12                                                        225,000                231,390
 Province of Manitoba
  2.75%; 01/17/06                                                        550,000                553,889
                                                                                                785,279
REGIONAL BANKS (2.15%)
 Bank One
  7.63%; 08/01/05                                                        750,000                816,299
 FleetBoston Financial
  8.13%; 07/01/04                                                        275,000                283,844
 KeyCorp
  4.63%; 05/16/05                                                        450,000                467,549
  8.00%; 07/01/04                                                        375,000                386,684
 Korea Development Bank
  7.13%; 04/22/04                                                        525,000                530,750
 PNC Funding
  5.75%; 08/01/06                                                        750,000                805,207
 Provident Bank
  6.38%; 01/15/04                                                        515,000                515,000
 SunTrust Banks
  5.05%; 07/01/07                                                        260,000                280,297
 Wachovia
  5.63%; 12/15/08                                                        600,000                648,871
  6.38%; 02/01/09                                                        150,000                167,309
 Wells Fargo
  3.12%; 08/15/08                                                        225,000                222,273
  5.00%; 11/15/14                                                         95,000                 94,591
  5.13%; 02/15/07                                                        430,000                458,749
                                                                                              5,677,423
REINSURANCE (0.15%)
 Berkshire Hathaway /1/
  4.63%; 10/15/13                                                        390,000                383,450
RENTAL-AUTO & EQUIPMENT (0.18%)
 NationsRent /1/
  9.50%; 10/15/10                                                        450,000                483,750
RESEARCH & DEVELOPMENT (0.11%)
 Science Applications International
  5.50%; 07/01/33 /1/                                                     30,000                 27,436
  7.13%; 07/01/32                                                        235,000                264,928
                                                                                                292,364
RESORTS & THEME PARKS (0.16%)
 Six Flags /1/
  9.63%; 06/01/14                                                        400,000                418,000
RETAIL-MAJOR DEPARTMENT STORE (0.12%)
 JC Penney
  9.75%; 06/15/21                                                        310,000                322,788
RETAIL-RESTAURANTS (0.15%)
 Yum! Brands
  7.70%; 07/01/12                                                        345,000                397,181
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.17%)
 General Nutrition Centers /1/
                                                                      $                     $
  8.50%; 12/01/10                                                        450,000                461,250
SAVINGS & LOANS-THRIFTS (0.25%)
 Washington Mutual
  3.97%; 03/25/33                                                        552,000                551,376
  5.50%; 01/15/13                                                        100,000                103,155
                                                                                                654,531
SHIP BUILDING (0.19%)
 Ship Finance International /1/
  8.50%; 12/15/13                                                        520,000                514,800
SOVEREIGN (0.81%)
 Chile Government
  5.50%; 01/15/13                                                         90,000                 92,565
 Mexico Government
  8.00%; 09/24/22                                                        200,000                218,800
  8.30%; 08/15/31                                                        315,000                355,163
  8.38%; 01/14/11                                                      1,065,000              1,264,687
 Poland Government
  6.25%; 07/03/12                                                        190,000                207,100
                                                                                              2,138,315
SPECIAL PURPOSE ENTITY (0.11%)
 Fondo Latinoamericano de Reservas /1/
  3.00%; 08/01/06                                                        300,000                298,124
STEEL-SPECIALTY (0.06%)
 CSN Islands VIII /1/
  9.75%; 12/16/13                                                        150,000                153,750
SUPRANATIONAL BANK (0.25%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                        345,000                363,789
  6.88%; 03/15/12                                                        270,000                299,582
                                                                                                663,371
TELECOMMUNICATION SERVICES (0.13%)
 MasTec
  7.75%; 02/01/08                                                        335,000                338,350
TELEPHONE COMMUNICATION (0.17%)
 Telstra
  6.38%; 04/01/12                                                        410,000                453,086
TELEPHONE-INTEGRATED (2.73%)
 ALLTEL
  7.00%; 07/01/12                                                        275,000                312,249
  7.88%; 07/01/32                                                        120,000                146,164
 AT&T
  6.00%; 03/15/09                                                        140,000                150,891
 BellSouth
  6.88%; 10/15/31                                                        150,000                164,121
 British Telecommunications
  7.88%; 12/15/05                                                      1,460,000              1,608,939
 Citizens Communications
  7.45%; 01/15/04                                                        125,000                125,152
  7.63%; 08/15/08                                                        285,000                312,061
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                                        670,000                676,847
                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 France Telecom
                                                                      $                     $
  9.00%; 03/01/11                                                        560,000                672,606
 Sprint Capital
  6.13%; 11/15/08                                                        175,000                186,528
  6.88%; 11/15/28                                                        440,000                429,366
  6.90%; 05/01/19                                                        110,000                112,369
  8.75%; 03/15/32                                                        220,000                259,906
 Telecom Italia Capital /1/
  4.00%; 11/15/08                                                        260,000                261,646
  5.25%; 11/15/13                                                        235,000                235,468
  6.38%; 11/15/33                                                        155,000                155,873
 Telefonica Europe
  7.75%; 09/15/10                                                        510,000                605,489
 Telefonos de Mexico
  4.50%; 11/19/08 /1/                                                    170,000                170,258
  8.25%; 01/26/06                                                        400,000                441,032
 Verizon Florida
  6.13%; 01/15/13                                                        150,000                160,527
                                                                                              7,187,492
TEXTILE-HOME FURNISHINGS (0.06%)
 Mohawk Industries
  6.50%; 04/15/07                                                        135,000                148,217
TOOLS-HAND HELD (0.05%)
 Stanley Works
  4.90%; 11/01/12                                                        135,000                136,631
TRANSPORT-RAIL (1.09%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                                        115,000                141,931
 Canadian Pacific Railway
  7.13%; 10/15/31                                                        175,000                201,910
 CSX
  4.88%; 11/01/09                                                        170,000                175,751
  6.25%; 10/15/08                                                        390,000                427,415
 Norfolk Southern
  7.88%; 02/15/04                                                        750,000                754,868
 Union Pacific
  4.70%; 01/02/24                                                        115,000                110,732
  5.75%; 10/15/07                                                        660,000                712,248
  5.84%; 05/25/04                                                        250,000                253,758
  6.63%; 02/01/29                                                         80,000                 86,257
                                                                                              2,864,870
TRANSPORT-SERVICES (0.12%)
 FedEx
  7.96%; 03/28/17                                                        282,311                312,631
VENTURE CAPITAL (0.12%)
 Arch Western Finance /1/
  6.75%; 07/01/13                                                        315,000                323,663
                                                                    TOTAL BONDS             150,078,891

                                                           Principal

      Type            Rate              Maturity           Amount                              Value

--------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (12.25%)
                                                                      $                     $
FHLMC              5.00%        12/01/17 - 08/01/33                   10,550,401             10,715,757
FHLMC              5.50%        01/01/09 - 04/01/33                   10,106,641             10,283,840
FHLMC              6.00%        09/01/16 - 11/01/32                    5,482,233              5,685,890
FHLMC              6.50%        04/01/16 - 05/01/32                    2,828,400              2,967,283
FHLMC              7.00%        12/01/29 - 12/01/31                    1,419,578              1,502,376
FHLMC              7.50%        11/01/29 - 03/01/31                      713,290                765,992
FHLMC              8.00%        09/01/30                                 324,536                350,046
                                                       TOTAL FHLMC CERTIFICATES              32,271,184

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (16.41%)
FNMA               4.50%        05/01/18 - 07/01/33                    5,916,026              5,889,511
FNMA               5.00%        06/01/18                               2,645,466              2,701,588
FNMA /4/           5.50%        03/01/09 - 01/01/34                   23,391,556             23,725,798
FNMA               6.00%        05/01/09 - 01/01/33                    3,119,669              3,252,657
FNMA               6.50%        12/01/10 - 09/01/32                    5,291,851              5,556,854
FNMA               7.00%        09/01/31 - 05/01/32                    1,815,039              1,921,878
FNMA               7.50%        06/01/30                                 157,976                168,822
                                                        TOTAL FNMA CERTIFICATES              43,217,108

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (5.70%)
GNMA I             5.50%        12/15/31                                 462,452                470,497
GNMA I             6.50%        09/15/31 - 12/15/32                    7,488,712              7,896,353
GNMA I             7.00%        10/15/29 - 03/15/31                      590,394                629,651
GNMA I             7.50%        05/15/29                                 785,828                843,678
GNMA I             8.00%        12/15/30                                 224,242                243,952
GNMA II /4/        5.50%        01/01/34                               2,600,000              2,638,682
GNMA II            6.00%        07/20/28 - 07/20/29                    1,973,281              2,042,957
GNMA II            6.50%        03/20/28 - 05/20/29                      240,888                253,810
                                                        TOTAL GNMA CERTIFICATES              15,019,580













                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
TREASURY BONDS (8.07%)
 U.S. Treasury
                                                                      $                     $
  4.25%; 08/15/13                                                      3,050,000              3,053,812
  4.25%; 11/15/13                                                      1,300,000              1,298,578
  4.88%; 02/15/12                                                      1,400,000              1,482,687
  5.38%; 02/15/31                                                      1,830,000              1,908,419
  6.00%; 02/15/26                                                        500,000                554,473
  6.25%; 08/15/23                                                      2,755,000              3,140,163
  6.25%; 05/15/30                                                      3,465,000              3,998,555
  6.75%; 08/15/26                                                        750,000                907,675
  7.50%; 11/15/16                                                      1,990,000              2,533,519
  8.00%; 11/15/21                                                        565,000                763,059
 U.S. Treasury Inflation-Indexed Obligations
  3.38%; 01/15/07                                                      1,275,000              1,612,766
                                                                                             21,253,706
                                                           TOTAL TREASURY BONDS              21,253,706

                                                           Principal

                                                           Amount                              Value

--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.72%)
MONEY CENTER BANKS (4.72%)
 Investment in Joint Trading Account; Citicorp
  0.85%; 01/02/04                                                     12,436,168             12,436,168
                                                         TOTAL COMMERCIAL PAPER              12,436,168


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                               DECEMBER 31, 2003



                                           Principal Amount
                                                                       Value
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.35%)
 Lehman Brothers; 0.98%; 01/02/04
  (collateralized by FNMA; $953,008;
  08/28/17) /5/                                $934,321            $    934,321
                           TOTAL REPURCHASE AGREEMENTS                  934,321
                                                                   ------------

                 TOTAL PORTFOLIO INVESTMENTS (104.47%)              275,210,958
LIABILITIES, NET OF CASH AND RECEIVABLES (-4.47%)                   (11,776,289)
                            TOTAL NET ASSETS (100.00%)             $263,434,669
                                                                   ---------------


/1 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $12,860,755 or 4.88% of net assets.
/2 /Non-income producing security.
/3 /Variable rate.
/4 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/5 /Security was purchased with the cash proceeds from securities loans.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                               DECEMBER 31, 2003

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (99.27%)
AEROSPACE & DEFENSE EQUIPMENT (1.26%)
                                                                           $
 Lockheed Martin                                         60,751              3,122,602
AGRICULTURAL OPERATIONS (1.44%)
 Monsanto                                               124,170              3,573,613
APPLICATIONS SOFTWARE (0.65%)
 Citrix Systems /1/                                      76,628              1,625,280
AUDIO & VIDEO PRODUCTS (0.67%)
 Polycom /1/                                             85,500              1,668,960
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.45%)
 Paccar                                                  42,350              3,604,832
BEVERAGES-NON-ALCOHOLIC (1.64%)
 Coca-Cola Enterprises                                  116,330              2,544,137
 Pepsico                                                 32,500              1,515,150
                                                                             4,059,287
BEVERAGES-WINE & SPIRITS (0.70%)
 Constellation Brands /1/                                52,600              1,732,118
BROADCASTING SERVICES & PROGRAMMING (0.66%)
 UnitedGlobalCom /1/                                    192,700              1,634,096
BUILDING-MAINTENANCE & SERVICE (0.69%)
 Ecolab                                                  62,500              1,710,625
BUILDING-RESIDENTIAL & COMMERCIAL (1.54%)
 Centex                                                  35,617              3,834,170
CASINO HOTELS (0.59%)
 Mandalay Resort Group                                   33,010              1,476,207
COMMERCIAL BANKS (2.80%)
 City National                                           12,730                790,788
 Popular                                                 40,000              1,797,600
 UnionBanCal                                             41,840              2,407,473
 Zions Bancorp                                           31,670              1,942,321
                                                                             6,938,182
COMPUTER SERVICES (0.92%)
 Computer Sciences /1/                                   51,870              2,294,210
COMPUTERS-MEMORY DEVICES (0.50%)
 Veritas Software /1/                                    33,340              1,238,915
CONTAINERS-METAL & GLASS (0.99%)
 Ball                                                    41,410              2,466,794
DATA PROCESSING & MANAGEMENT (1.13%)
 Global Payments                                         59,700              2,813,064
DIVERSIFIED FINANCIAL SERVICES (4.79%)
 Citigroup                                              245,150             11,899,581
DIVERSIFIED MANUFACTURING OPERATIONS (0.77%)
 Crane                                                   62,100              1,908,954
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.51%)
 Cendant /1/                                            168,290              3,747,818
ELECTRIC PRODUCTS-MISCELLANEOUS (0.91%)
 Molex                                                   64,800              2,260,872
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (6.06%)
                                                                           $
 Edison International /1/                               166,500              3,651,345
 Entergy                                                 62,716              3,582,965
 Exelon                                                  57,570              3,820,345
 Great Plains Energy                                     76,200              2,424,684
 PPL                                                     35,685              1,561,219
                                                                            15,040,558
ELECTRONIC MEASUREMENT INSTRUMENTS (1.56%)
 Agilent Technologies /1/                                65,000              1,900,600
 Tektronix                                               62,330              1,969,628
                                                                             3,870,228
ENTERPRISE SOFTWARE & SERVICE (2.18%)
 BMC Software /1/                                       167,300              3,120,145
 Computer Associates International                       84,080              2,298,747
                                                                             5,418,892
FILTRATION & SEPARATION PRODUCTS (0.75%)
 Donaldson                                               31,500              1,863,540
FINANCE-INVESTMENT BANKER & BROKER (4.88%)
 Goldman Sachs Group                                     32,800              3,238,344
 Lehman Brothers Holdings                                49,827              3,847,641
 Merrill Lynch                                           85,940              5,040,381
                                                                            12,126,366
FINANCIAL GUARANTEE INSURANCE (0.73%)
 Ambac Financial Group                                   25,933              1,799,491
FOOD-CONFECTIONERY (0.92%)
 J.M. Smucker                                            50,400              2,282,616
FOOD-MEAT PRODUCTS (0.81%)
 Smithfield Foods /1/                                    97,000              2,007,900
INTERNET SECURITY (0.98%)
 CheckFree /1/                                           88,100              2,435,965
LIFE & HEALTH INSURANCE (0.67%)
 Lincoln National                                        41,000              1,655,170
MEDICAL-DRUGS (2.22%)
 Bristol-Myers Squibb                                   144,900              4,144,140
 Wyeth                                                   32,100              1,362,645
                                                                             5,506,785
MISCELLANEOUS INVESTING (3.23%)
 General Growth Properties                              114,000              3,163,500
 Kimco Realty                                            45,200              2,022,700
 Macerich                                                63,900              2,843,550
                                                                             8,029,750
MONEY CENTER BANKS (3.77%)
 Bank of America                                         94,675              7,614,710
 JP Morgan Chase                                         47,700              1,752,021
                                                                             9,366,731
MULTI-LINE INSURANCE (5.29%)
 Allstate                                                88,816              3,820,864
 Hartford Financial Services                             42,600              2,514,678
 Old Republic International                             112,104              2,842,958
 Prudential Financial                                    94,621              3,952,319
                                                                            13,130,819
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (3.47%)
                                                                           $
 Belo                                                    51,400              1,456,676
 Gemstar-TV Guide International /1/                     299,190              1,510,909
 Time Warner /1/                                        112,949              2,031,953
 Walt Disney                                            155,100              3,618,483
                                                                             8,618,021
OFFICE FURNISHINGS-ORIGINAL (0.49%)
 HON Industries                                          27,900              1,208,628
OIL COMPANY-EXPLORATION & PRODUCTION (1.25%)
 Newfield Exploration /1/                                35,400              1,576,716
 Pogo Producing                                          31,520              1,522,416
                                                                             3,099,132
OIL COMPANY-INTEGRATED (8.41%)
 ChevronTexaco                                           58,030              5,013,212
 ConocoPhillips                                          49,002              3,213,061
 Exxon Mobil                                            219,605              9,003,805
 Occidental Petroleum                                    86,576              3,656,970
                                                                            20,887,048
OIL-FIELD SERVICES (1.11%)
 Halliburton                                            105,700              2,748,200
PAPER & RELATED PRODUCTS (1.86%)
 Georgia-Pacific                                         60,900              1,867,803
 Weyerhaeuser                                            43,100              2,758,400
                                                                             4,626,203
PIPELINES (0.79%)
 Questar                                                 55,612              1,954,762
POWER CONVERTER & SUPPLY EQUIPMENT (1.05%)
 American Power Conversion                              106,300              2,599,035
PROPERTY & CASUALTY INSURANCE (0.49%)
 First American                                          40,670              1,210,746
REGIONAL BANKS (4.97%)
 U.S. Bancorp                                           181,308              5,399,352
 Wachovia                                               107,244              4,996,498
 Wells Fargo                                             32,826              1,933,123
                                                                            12,328,973
RETAIL-APPAREL & SHOE (0.45%)
 Pacific Sunwear of California /1/                       52,400              1,106,688
RETAIL-CATALOG SHOPPING (0.97%)
 MSC Industrial Direct                                   87,100              2,395,250
RETAIL-DRUG STORE (1.56%)
 CVS                                                     72,860              2,631,703
 Rite Aid /1/                                           206,600              1,247,864
                                                                             3,879,567
RETAIL-JEWELRY (0.47%)
 Zale /1/                                                21,800              1,159,760
RETAIL-REGIONAL DEPARTMENT STORE (1.92%)
 Federated Department Stores                             75,200              3,544,176
 Neiman Marcus Group /1/                                 22,720              1,219,383
                                                                             4,763,559
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (1.12%)
                                                                           $
 McDonald's                                             111,940              2,779,470
SAVINGS & LOANS-THRIFTS (0.91%)
 Golden West Financial                                   21,800              2,249,542
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.56%)
 Integrated Device Technology /1/                        80,760              1,386,649
STEEL PRODUCERS (0.04%)
 International Steel Group /1/                            2,660                103,607
TELEPHONE-INTEGRATED (5.14%)
 AT&T                                                    88,500              1,796,550
 BellSouth                                              172,308              4,876,317
 CenturyTel                                              30,600                998,172
 NTL /1/                                                 21,580              1,505,205
 Sprint                                                 119,600              1,963,832
 Verizon Communications                                  46,492              1,630,939
                                                                            12,771,015
THERAPEUTICS (1.22%)
 Neurocrine Biosciences /1/                              55,600              3,032,424
TOBACCO (0.44%)
 Altria Group                                            20,134              1,095,692
TOYS (0.92%)
 Hasbro                                                 107,700              2,291,856
                                           TOTAL COMMON STOCKS             246,440,818

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.78%)
MONEY CENTER BANKS (0.78%)
 Investment in Joint Trading Account; Citicorp
                                                     $                     $
  0.85%; 01/02/04                                     1,934,030              1,934,030
                                        TOTAL COMMERCIAL PAPER               1,934,030


                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                               DECEMBER 31, 2003


-------------------------------------------------------------------------------
 Repurchase Agreements (0.04%)
Morgan Stanley; 0.81%; 01/02/04
 (collateralized by U.S. Treasury
 Inflation-Indexed Obligation;
 $106,515; 01/15/08) 2               $        106,000       $        106,000

                        Total Repurchase Agreements                  106,000

               Total Portfolio Investments (100.09%)             248,480,848
Liabilities, net of cash and receivables (-0.09%)                   (228,232)
                       Total Net Assets (100.00%)               $248,252,616



/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                               DECEMBER 31, 2003

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (97.32%)
APPLICATIONS SOFTWARE (6.73%)
                                                                      $
 Mercury Interactive /1/                            56,100               2,728,704
 Microsoft                                         568,000              15,642,720
                                                                        18,371,424
BEVERAGES-NON-ALCOHOLIC (2.87%)
 Coca-Cola                                         105,825               5,370,619
 Pepsico                                            52,610               2,452,678
                                                                         7,823,297
BREWERY (0.74%)
 Anheuser-Busch                                     38,300               2,017,644
BROADCASTING SERVICES & PROGRAMMING (1.08%)
 Clear Channel Communications                       62,700               2,936,241
COMMERCIAL SERVICE-FINANCE (0.36%)
 Paychex                                            26,200                 974,640
COMPUTERS (1.12%)
 International Business Machines                    32,950               3,053,806
COMPUTERS-INTEGRATED SYSTEMS (1.50%)
 Dell /1/                                          120,250               4,083,690
COMPUTERS-MEMORY DEVICES (1.36%)
 EMC /1/                                            88,950               1,149,234
 SanDisk /1/                                        11,100                 678,654
 Veritas Software /1/                               50,600               1,880,296
                                                                         3,708,184
CONSULTING SERVICES (1.00%)
 Accenture /1/                                     103,350               2,720,172
COSMETICS & TOILETRIES (2.48%)
 Colgate-Palmolive                                  34,200               1,711,710
 Procter & Gamble                                   50,650               5,058,922
                                                                         6,770,632
CRUISE LINES (0.66%)
 Carnival                                           45,200               1,795,796
DATA PROCESSING & MANAGEMENT (0.67%)
 First Data                                         44,250               1,818,233
DIVERSIFIED FINANCIAL SERVICES (3.64%)
 Citigroup                                         204,616               9,932,061
DIVERSIFIED MANUFACTURING OPERATIONS (7.47%)
 3M                                                 66,800               5,680,004
 General Electric                                  474,625              14,703,882
                                                                        20,383,886
E-COMMERCE-SERVICES (3.23%)
 eBay /1/                                           89,500               5,780,805
 InterActiveCorp /1/                                89,700               3,043,521
                                                                         8,824,326
ELECTRIC PRODUCTS-MISCELLANEOUS (0.76%)
 Emerson Electric                                   32,100               2,078,475
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.68%)
 Broadcom /1/                                       23,500                 801,115
 Intel                                             266,500               8,581,300
 Texas Instruments                                  92,200               2,708,836
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                      $
 Xilinx /1/                                         17,700                 685,698
                                                                        12,776,949
ELECTRONIC CONNECTORS (0.36%)
 Amphenol /1/                                       15,400                 984,522
ENTERPRISE SOFTWARE & SERVICE (2.14%)
 Novell /1/                                        176,900               1,860,988
 Oracle /1/                                        202,650               2,674,980
 Peoplesoft /1/                                     57,500               1,311,000
                                                                         5,846,968
FIDUCIARY BANKS (0.97%)
 Bank of New York                                   79,550               2,634,696
FINANCE-CREDIT CARD (1.35%)
 American Express                                   76,400               3,684,772
FINANCE-INVESTMENT BANKER & BROKER (2.52%)
 Charles Schwab                                    123,800               1,465,792
 Goldman Sachs Group                                26,076               2,574,483
 Lehman Brothers Holdings                           36,700               2,833,974
                                                                         6,874,249
HEALTH CARE COST CONTAINMENT (0.41%)
 Caremark Rx /1/                                    43,900               1,111,987
MEDICAL INSTRUMENTS (2.30%)
 Boston Scientific /1/                              59,000               2,168,840
 Guidant                                            22,600               1,360,520
 Medtronic                                          28,750               1,397,537
 St. Jude Medical /1/                               22,025               1,351,234
                                                                         6,278,131
MEDICAL PRODUCTS (2.35%)
 INAMED /1/                                         14,243                 684,495
 Johnson & Johnson                                 110,850               5,726,511
                                                                         6,411,006
MEDICAL-BIOMEDICAL/GENE (2.70%)
 Amgen /1/                                          92,742               5,731,456
 Biogen /1/                                         13,200                 485,496
 Genzyme /1/                                        23,100               1,139,754
                                                                         7,356,706
MEDICAL-DRUGS (7.81%)
 Abbott Laboratories                                52,950               2,467,470
 Allergan                                            8,700                 668,247
 Bristol-Myers Squibb                               29,800                 852,280
 Eli Lilly                                          25,400               1,786,382
 Merck                                              26,850               1,240,470
 Pfizer                                            370,864              13,102,625
 Wyeth                                              27,770               1,178,837
                                                                        21,296,311
MEDICAL-HMO (2.00%)
 Anthem /1/                                         34,766               2,607,450
 UnitedHealth Group                                 49,000               2,850,820
                                                                         5,458,270
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.36%)
 AmerisourceBergen                                  17,400                 977,010
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (2.92%)
                                                                      $
 American International Group                      120,200               7,966,856
MULTIMEDIA (1.27%)
 Viacom                                             78,310               3,475,398
NETWORKING PRODUCTS (3.63%)
 Cisco Systems /1/                                 303,600               7,374,444
 Juniper Networks /1/                               36,700                 685,556
 Network Appliance /1/                              89,900               1,845,647
                                                                         9,905,647
OIL COMPANY-INTEGRATED (0.96%)
 Exxon Mobil                                        63,850               2,617,850
OIL FIELD MACHINERY & EQUIPMENT (0.87%)
 Smith International /1/                            56,850               2,360,412
REGIONAL BANKS (1.38%)
 Wells Fargo                                        64,150               3,777,793
RETAIL-APPAREL & SHOE (0.65%)
 Abercrombie & Fitch /1/                            35,900                 887,089
 Chico's FAS /1/                                    23,957                 885,211
                                                                         1,772,300
RETAIL-BEDDING (0.61%)
 Bed Bath & Beyond /1/                              38,350               1,662,473
RETAIL-BUILDING PRODUCTS (2.24%)
 Home Depot                                        130,940               4,647,061
 Lowe's                                             26,550               1,470,604
                                                                         6,117,665
RETAIL-DISCOUNT (5.05%)
 Dollar Tree Stores /1/                             86,900               2,612,214
 Target                                            107,297               4,120,205
 TJX                                                43,100                 950,355
 Wal-Mart Stores                                   114,850               6,092,792
                                                                        13,775,566
RETAIL-DRUG STORE (0.27%)
 Walgreen                                           20,355                 740,515
RETAIL-JEWELRY (0.54%)
 Tiffany                                            32,688               1,477,498
RETAIL-RESTAURANTS (1.02%)
 McDonald's                                         66,500               1,651,195
 Yum! Brands /1/                                    32,790               1,127,976
                                                                         2,779,171
SATELLITE TELECOM (0.76%)
 EchoStar Communications /1/                        61,100               2,077,400
SCHOOLS (0.73%)
 Apollo Group /1/                                   29,350               1,995,800
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.38%)
 Analog Devices /1/                                 86,000               3,925,900
 Linear Technology                                  62,150               2,614,650
 Marvell Technology Group /1/                       46,700               1,771,331
 Maxim Integrated Products                          18,400                 916,320
                                                                         9,228,201
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (1.29%)
                                                                      $
 Applied Materials /1/                             111,750               2,508,787
 Novellus Systems /1/                               24,300               1,021,815
                                                                         3,530,602
TELECOMMUNICATION EQUIPMENT (0.72%)
 Qualcomm                                           36,350               1,960,355
TELEVISION (0.68%)
 Univision Communications /1/                       46,600               1,849,554
THERAPEUTICS (0.33%)
 Gilead Sciences /1/                                15,675                 911,345
TOBACCO (0.61%)
 Altria Group                                       30,600               1,665,252
TRANSPORT-SERVICES (0.73%)
 United Parcel Service                              26,700               1,990,485
WEB PORTALS (1.06%)
 Yahoo /1/                                          64,300               2,904,431
                                      TOTAL COMMON STOCKS              265,526,653

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (0.41%)
MULTIMEDIA (0.41%)
 News                                               36,500               1,104,125
                                   TOTAL PREFERRED STOCKS                1,104,125
                                                                      ------------

                     TOTAL PORTFOLIO INVESTMENTS (97.73%)              266,630,778
CASH AND RECEIVABLES, NET OF LIABILITIES (2.27%)                         6,200,045
                               TOTAL NET ASSETS (100.00%)             $272,830,823
                                                                      --------------

/1/Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         GOVERNMENT SECURITIES ACCOUNT

                               DECEMBER 31, 2003

                                                   Principal

                                                   Amount                                Value

---------------------------------------------------------------------------------------------------------
BONDS (25.63%)
ELECTRIC-INTEGRATED (2.58%)
 Tennessee Valley Authority                                   100,000,000
                                                              $                      $
  4.75%; 07/15/04                                               3,000,000               3,055,593
  4.88%; 12/15/16                                               2,000,000               2,141,226
  5.38%; 11/13/08                                               4,000,000               4,314,280
                                                                                        9,511,099
FEDERAL & FEDERALLY SPONSORED CREDIT (8.31%)
 Federal Farm Credit Bank                                     100,000,000
  2.70%; 11/24/06                                               3,000,000               3,000,915
  3.00%; 12/15/06                                               3,000,000               3,021,834
  3.13%; 01/08/07                                               4,000,000               4,046,348
  4.90%; 03/21/06                                               3,000,000               3,176,817
  5.05%; 12/27/12                                               3,000,000               3,032,556
  7.25%; 06/12/07                                               3,000,000               3,419,349
 Housing Urban Development                                    100,000,000
  6.07%; 08/01/21                                               3,000,000               3,074,508
 Student Loan Marketing Association                           100,000,000
  4.75%; 04/23/04                                               1,000,000               1,012,001
  5.70%; 07/01/04                                               1,050,000               1,073,405
  6.13%; 12/01/05                                               1,560,000               1,683,680
  6.25%; 12/01/08                                               1,100,000               1,232,216
  8.47%; 12/01/08                                               1,000,000               1,219,496
  9.15%; 12/01/04                                               1,200,000               1,285,174
  9.25%; 06/01/04                                                 350,000                 361,729
                                                                                       30,640,028
FINANCE-MORTGAGE LOAN/BANKER (11.88%)
 Federal Home Loan Bank System                                100,000,000
  2.25%; 05/15/06                                               3,000,000               3,000,675
  2.30%; 03/10/06                                               4,000,000               4,005,852
  2.63%; 05/15/07                                               4,000,000               3,964,536
  3.05%; 11/27/06                                               3,000,000               3,033,660
  3.38%; 02/15/08                                               4,000,000               4,015,148
  4.63%; 08/13/04                                               3,000,000               3,062,199
  4.88%; 11/15/06                                               2,000,000               2,125,404
  4.88%; 05/15/07                                               3,000,000               3,188,541
  5.13%; 03/06/06                                               3,000,000               3,191,739
  5.25%; 08/15/06                                               4,000,000               4,282,796
  5.38%; 02/15/06                                               3,000,000               3,202,611
  5.80%; 09/02/08                                               2,000,000               2,202,472
  6.50%; 11/15/06                                               2,000,000               2,212,946
  7.00%; 02/15/08                                               2,000,000               2,288,940
                                                                                       43,777,519
FINANCE-OTHER SERVICES (2.86%)
 Private Export Funding                                       100,000,000
  5.34%; 03/15/06                                               3,000,000               3,204,528
  5.69%; 05/15/12                                               2,000,000               2,160,612
  5.80%; 02/01/04                                                 220,000                 220,744
  6.62%; 10/01/05                                               2,200,000               2,379,663
  7.01%; 04/30/04                                               2,530,000               2,579,150
                                                                                       10,544,697
                                                             TOTAL BONDS               94,473,343

                                                   Principal

    Type         Rate            Maturity          Amount                                Value

---------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (33.08%)
                                                              $                      $
FHLMC          4.00%      07/01/10                              2,900,407               2,917,708
FHLMC          4.50%      02/01/10 - 06/01/18                   6,350,377               6,381,040
FHLMC          4.61%      10/01/33                              3,976,445               3,991,990
FHLMC /1/      5.00%      04/01/18 - 08/01/33                  58,094,545              57,803,783
FHLMC          5.50%      03/01/09 - 03/01/33                   9,860,008              10,085,772
FHLMC          6.00%      12/01/08 - 01/01/33                  18,820,473              19,541,974
FHLMC          6.50%      07/01/16 - 08/01/32                  15,606,987              16,375,967
FHLMC          7.00%      09/01/23 - 10/01/31                   3,120,952               3,305,236
FHLMC          7.50%      03/01/23 - 02/01/31                     980,668               1,053,257
FHLMC          8.00%      10/01/30                                442,945                 477,326
                                                TOTAL FHLMC CERTIFICATES              121,934,053

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (28.77%)
FNMA           4.00%      09/01/18                              9,793,582               9,555,912
FNMA           4.10%      07/01/33                             23,922,156              24,193,661
FNMA           4.50%      08/01/09                              1,322,718               1,342,559
FNMA           4.75%      12/01/33                              3,498,820               3,454,522
FNMA           5.00%      01/01/18 - 10/01/33                   7,590,325               7,735,072
FNMA           5.25%      12/01/33                              2,961,109               2,993,410
FNMA           5.50%      08/01/17 - 09/01/33                  24,824,343              25,386,555
FNMA           6.00%      02/01/09 - 03/01/33                  13,934,913              14,443,515
FNMA           6.50%      06/01/16 - 06/01/32                  10,931,674              11,477,980
FNMA           7.00%      08/01/23 - 04/01/32                   4,238,689               4,489,712
FNMA           7.50%      04/01/22 - 05/01/31                     818,131                 874,952
FNMA           8.00%      06/01/30                                 68,757                  74,338
                                                 TOTAL FNMA CERTIFICATES              106,022,188

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (9.56%)
GNMA I         5.50%      04/15/33 - 06/15/33                  19,573,803              19,917,253
GNMA I         6.50%      05/15/26 - 07/15/31                   3,605,555               3,804,210
GNMA I         7.00%      01/15/24 - 06/15/32                   4,886,685               5,211,718
GNMA I         7.50%      10/15/30 - 08/15/31                     723,744                 776,719
GNMA II        6.00%      05/20/24 - 07/20/29                   4,691,281               4,865,081
GNMA II        6.50%      12/20/25 - 02/20/26                     621,019                 655,451
                                                 TOTAL GNMA CERTIFICATES               35,230,432

                                                   Principal

                                                   Amount                                Value

---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.58%)
FINANCE-MORTGAGE LOAN/BANKER (4.58%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank                                              100,000,000
                                                              $                      $
  0.75%; 01/02/04                                              16,891,151              16,890,799
                                                  TOTAL COMMERCIAL PAPER               16,890,799
                                                                                     ------------

                                   TOTAL PORTFOLIO INVESTMENTS (101.62%)              374,550,815
LIABILITIES, NET OF CASH AND
 RECEIVABLES (-1.62%)                                                                  (5,987,141)
                                              TOTAL NET ASSETS (100.00%)             $368,563,674
                                                                                     ---------------



/1 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                               DECEMBER 31, 2003

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (99.26%)
AEROSPACE & DEFENSE EQUIPMENT (0.54%)
                                                                            $
 United Technologies                                       8,030                 761,003
APPAREL MANUFACTURERS (1.99%)
 Coach /1/                                                74,200               2,801,050
APPLICATIONS SOFTWARE (4.70%)
 Microsoft                                               213,430               5,877,862
 Siebel Systems /1/                                       54,370                 754,112
                                                                               6,631,974
BREWERY (1.19%)
 Anheuser-Busch                                           31,840               1,677,331
CABLE TV (1.55%)
 Comcast /1/                                              70,000               2,189,600
CASINO SERVICES (1.22%)
 International Game Technology                            48,400               1,727,880
COMMERCIAL SERVICE-FINANCE (3.05%)
 H&R Block                                                 7,792                 431,443
 Moody's                                                  21,518               1,302,915
 Paychex                                                  69,090               2,570,148
                                                                               4,304,506
COMPUTER SERVICES (0.28%)
 FactSet Research Systems                                 10,470                 400,059
COMPUTERS-INTEGRATED SYSTEMS (1.80%)
 Dell /1/                                                 74,724               2,537,627
COMPUTERS-MEMORY DEVICES (2.04%)
 EMC /1/                                                  52,200                 674,424
 Veritas Software /1/                                     59,380               2,206,561
                                                                               2,880,985
COSMETICS & TOILETRIES (3.67%)
 Alberto-Culver                                           21,420               1,351,174
 Colgate-Palmolive                                        11,890                 595,094
 Procter & Gamble                                         32,310               3,227,123
                                                                               5,173,391
DATA PROCESSING & MANAGEMENT (0.73%)
 Fair, Isaac                                               9,840                 483,734
 First Data                                               13,300                 546,497
                                                                               1,030,231
DIAGNOSTIC KITS (0.64%)
 IDEXX Laboratories /1/                                   19,630                 908,476
DISTRIBUTION-WHOLESALE (0.55%)
 Fastenal                                                 15,410                 769,575
DIVERSIFIED FINANCIAL SERVICES (1.38%)
 Citigroup                                                40,232               1,952,861
DIVERSIFIED MANUFACTURING OPERATIONS (8.39%)
 3M                                                       41,854               3,558,846
 Danaher                                                   8,800                 807,400
 General Electric                                        179,900               5,573,302
 Illinois Tool Works                                      22,600               1,896,366
                                                                              11,835,914
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.18%)
                                                                            $
 Altera /1/                                               28,350                 643,545
 Intel                                                   126,736               4,080,899
 Texas Instruments                                        88,041               2,586,645
                                                                               7,311,089
ENTERPRISE SOFTWARE & SERVICE (0.31%)
 BEA Systems /1/                                          35,630                 438,249
FINANCE-INVESTMENT BANKER & BROKER (2.28%)
 Legg Mason                                               18,500               1,427,830
 Morgan Stanley                                           30,803               1,782,570
                                                                               3,210,400
FINANCE-MORTGAGE LOAN/BANKER (1.34%)
 Federal National Mortgage Association                    25,100               1,884,006
FOOD-CONFECTIONERY (0.91%)
 Wm. Wrigley Jr.                                          22,730               1,277,653
FOOD-MISCELLANEOUS/DIVERSIFIED (0.86%)
 McCormick                                                40,420               1,216,642
FOOD-RETAIL (0.41%)
 Whole Foods Market /1/                                    8,610                 577,989
FOOD-WHOLESALE & DISTRIBUTION (1.81%)
 Sysco                                                    68,700               2,557,701
INTERNET SECURITY (2.13%)
 Symantec /1/                                             86,760               3,006,234
MACHINERY-PUMPS (0.44%)
 Graco                                                    15,490                 621,149
MEDICAL INSTRUMENTS (4.00%)
 Medtronic                                                73,280               3,562,141
 St. Jude Medical /1/                                     33,983               2,084,857
                                                                               5,646,998
MEDICAL PRODUCTS (5.85%)
 Becton Dickinson                                         39,810               1,637,783
 Johnson & Johnson                                        93,810               4,846,225
 Varian Medical Systems /1/                               25,570               1,766,887
                                                                               8,250,895
MEDICAL-BIOMEDICAL/GENE (2.11%)
 Amgen /1/                                                48,220               2,979,996
MEDICAL-DRUGS (7.11%)
 Forest Laboratories /1/                                  38,000               2,348,400
 Pfizer                                                  217,354               7,679,117
                                                                              10,027,517
MEDICAL-GENERIC DRUGS (0.22%)
 Pharmaceutical Resources /1/                              4,760                 310,114
MEDICAL-HMO (2.17%)
 UnitedHealth Group                                       52,540               3,056,777
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.58%)
 Cardinal Health                                          36,540               2,234,787
MOTORCYCLE & MOTOR SCOOTER (1.70%)
 Harley-Davidson                                          50,370               2,394,086
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (1.71%)
                                                                            $
 American International Group                             36,495               2,418,889
NETWORKING PRODUCTS (5.40%)
 Cisco Systems /1/                                       313,770               7,621,473
OIL COMPANY-INTEGRATED (1.48%)
 Exxon Mobil                                              50,980               2,090,180
REGIONAL BANKS (0.48%)
 Fifth Third Bancorp                                      11,460                 677,286
RETAIL-ARTS & CRAFTS (0.88%)
 Michaels Stores                                          28,220               1,247,324
RETAIL-BEDDING (1.94%)
 Bed Bath & Beyond /1/                                    63,200               2,739,720
RETAIL-CONSUMER ELECTRONICS (1.61%)
 Best Buy /1/                                             43,520               2,273,485
RETAIL-DISCOUNT (2.46%)
 Wal-Mart Stores                                          65,530               3,476,367
RETAIL-JEWELRY (0.92%)
 Tiffany                                                  28,700               1,297,240
RETAIL-OFFICE SUPPLIES (1.43%)
 Staples /1/                                              74,050               2,021,565
RETAIL-REGIONAL DEPARTMENT STORE (0.42%)
 Kohl's /1/                                               13,295                 597,477
SCHOOLS (1.00%)
 Apollo Group /1/                                         20,660               1,404,880
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.19%)
 Linear Technology                                        65,742               2,765,766
 Maxim Integrated Products                                34,882               1,737,124
                                                                               4,502,890
SEMICONDUCTOR EQUIPMENT (1.54%)
 Applied Materials /1/                                    96,900               2,175,405
THERAPEUTICS (0.67%)
 Gilead Sciences /1/                                      16,160                 939,542
                                            TOTAL COMMON STOCKS              140,068,468

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.61%)
MONEY CENTER BANKS (0.61%)
 Investment in Joint Trading Account; Citicorp
                                                     $                      $
  0.85%; 01/02/04                                        854,116                 854,116
                                         TOTAL COMMERCIAL PAPER                  854,116

                                                  Principal Amount
                                                                                Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.54%)
 Lehman Brothers; 0.98%; 01/02/04
  (collateralized by FNMA; $780,300; 08/28/17)                              $
  /2/                                                $   765,000                 765,000
                                    TOTAL REPURCHASE AGREEMENTS                  765,000
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (100.41%)              141,687,584
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.41%)                               (580,379)
                                     TOTAL NET ASSETS (100.00%)             $141,107,205
                                                                            ---------------

                                       94

/1/ Non-income producing security.
/2/ Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL ACCOUNT

                               DECEMBER 31, 2003

                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (97.68%)
ADVERTISING SERVICES (1.16%)
                                                                              $
 Aegis Group                                               548,400                 964,539
 WPP Group                                                 100,200                 987,449
                                                                                 1,951,988
AUDIO & VIDEO PRODUCTS (0.35%)
 Matsushita Electric Industrial                             42,000                 580,797
AUTO-CARS & LIGHT TRUCKS (2.98%)
 Bayerische Motoren Werke                                   29,356               1,368,192
 Hyundai Motor                                              18,950                 803,168
 Nissan Motor                                              170,330               1,945,357
 Toyota Motor                                               26,000                 878,231
                                                                                 4,994,948
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.53%)
 Volvo                                                      29,300                 895,863
BEVERAGES-WINE & SPIRITS (0.50%)
 Pernod-Ricard                                               7,600                 845,029
BREWERY (0.47%)
 Asahi Brewery                                              86,300                 786,742
BROADCASTING SERVICES & PROGRAMMING (0.34%)
 Grupo Televisa                                             14,500                 577,970
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.64%)
 CRH                                                        52,700               1,081,519
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.50%)
 Holcim                                                     18,000                 838,326
BUILDING-HEAVY CONSTRUCTION (1.19%)
 Actividades de Construccion y Servicios                    19,000                 927,471
 Vinci                                                      12,880               1,066,563
                                                                                 1,994,034
CELLULAR TELECOMMUNICATIONS (4.39%)
 America Movil                                              30,800                 842,072
 mm02 /1/                                                  616,000                 849,105
 NTT DoCoMo                                                    364                 825,343
 Vodafone Group                                          1,953,952               4,844,549
                                                                                 7,361,069
CHEMICALS-DIVERSIFIED (2.55%)
 Akzo Nobel                                                 23,235                 896,809
 Asahi Kasei                                               277,600               1,507,541
 BASF                                                       22,700               1,281,312
 Mitsubishi Gas Chemical                                   172,800                 588,523
                                                                                 4,274,185
CHEMICALS-FIBERS (0.51%)
 Formosa Chemicals & Fibre                                 510,000                 856,259
COMMERCIAL BANKS (4.80%)
 Anglo Irish Bank                                           45,000                 710,077
 Banco Santander Central Hispano                           186,100               2,204,184
 Bank of Ireland                                            13,936                 189,844
 Bank of Nova Scotia                                        13,600                 692,498
 Chinatrust Financial Holding                            1,877,890               1,886,187
 DnB Holding                                               154,665               1,032,216
 National Bank of Canada                                    12,510                 417,629
 National Bank of Greece                                     3,791                  99,174
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 Taishin Financial Holding                               1,100,000                 813,255
                                                                                 8,045,064
COMPUTER SERVICES (0.32%)
 LogicaCMG                                                 116,000                 533,161
COMPUTERS-INTEGRATED SYSTEMS (0.58%)
 Fujitsu /1/                                               165,151                 973,924
COOPERATIVE BANKS (1.25%)
 Banco Popolare di Verona e Novara                         124,000               2,098,988
COSMETICS & TOILETRIES (0.93%)
 Kao                                                        56,100               1,141,159
 Uni-Charm                                                   8,400                 413,063
                                                                                 1,554,222
DISTRIBUTION-WHOLESALE (0.80%)
 Wolseley                                                   95,700               1,349,982
DIVERSIFIED MANUFACTURING OPERATIONS (1.18%)
 Siemens                                                    24,700               1,987,712
DIVERSIFIED MINERALS (1.57%)
 BHP Billiton                                              165,094               1,442,251
 Cia Vale do Rio Doce                                       20,220               1,182,870
                                                                                 2,625,121
ELECTRIC PRODUCTS-MISCELLANEOUS (1.12%)
 Hitachi                                                   132,000                 795,670
 Sharp                                                      68,504               1,080,902
                                                                                 1,876,572
ELECTRIC-INTEGRATED (3.55%)
 E.ON                                                       27,155               1,778,705
 Endesa                                                     46,029                 885,395
 Enel /1/                                                   59,903                 407,261
 Fortum                                                     41,000                 423,032
 Iberdrola                                                  55,011               1,087,313
 Scottish Power                                            206,600               1,379,523
                                                                                 5,961,229
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.43%)
 Koninklijke Philips Electronics                            59,000               1,722,816
 Murata Manufacturing                                       13,000                 702,342
 Samsung Electronics                                         4,361               1,650,701
                                                                                 4,075,859
ELECTRONIC CONNECTORS (0.47%)
 Hon Hai Precision Industry                                200,000                 786,451
ENTERPRISE SOFTWARE & SERVICE (0.41%)
 SAP                                                         4,040                 681,826
FINANCE-CONSUMER LOANS (0.40%)
 Cattles                                                   112,000                 670,161
FINANCE-INVESTMENT BANKER & BROKER (1.02%)
 Nomura Securities                                         100,800               1,716,525
FINANCE-OTHER SERVICES (0.75%)
 Grupo Financiero BBVA Bancomer /1/                        390,010                 333,186
 Man Group                                                  35,200                 920,625
                                                                                 1,253,811
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.90%)
                                                                              $
 Nestle                                                      6,041               1,509,334
FOOD-RETAIL (1.48%)
 Delhaize Group                                             16,100                 828,150
 Tesco                                                     357,200               1,646,563
                                                                                 2,474,713
GAS-DISTRIBUTION (1.12%)
 Tokyo Gas                                                 529,200               1,886,296
GOLD MINING (0.40%)
 Placer Dome                                                37,100                 665,202
HOTELS & MOTELS (0.48%)
 InterContinental Hotels Group                              85,600                 812,156
IMPORT & EXPORT (0.58%)
 Mitsubishi                                                 92,340                 978,802
INTERNET CONNECTIVE SERVICES (0.32%)
 Hanaro Telecom /1/                                        197,723                 541,809
LEISURE & RECREATION-GAMES (0.36%)
 Namco                                                      21,620                 599,155
LIFE & HEALTH INSURANCE (0.65%)
 Power Corporation of Canada                                29,290               1,097,029
MACHINERY-CONSTRUCTION & MINING (1.41%)
 Atlas Copco                                                36,671               1,312,354
 Komatsu                                                   166,000               1,053,280
                                                                                 2,365,634
MACHINERY-GENERAL INDUSTRY (0.47%)
 Sumitomo Heavy Industries /1/                             346,159                 784,890
MEDICAL-DRUGS (5.98%)
 AstraZeneca                                                16,900                 810,795
 Aventis                                                     9,700                 641,119
 GlaxoSmithKline                                           116,894               2,684,779
 Novartis                                                   22,080               1,002,460
 Novo Nordisk                                               20,700                 843,338
 QLT /1/                                                    28,535                 537,885
 Roche Holding                                              11,700               1,180,170
 Takeda Chemical Industries                                 12,433                 493,051
 Teva Pharmaceutical Industries                             13,800                 782,598
 Yamanouchi Pharmaceutical                                  33,670               1,046,198
                                                                                10,022,393
MONEY CENTER BANKS (9.83%)
 ABN AMRO Holding                                           86,724               2,029,173
 Barclays                                                  343,550               3,062,732
 BNP Paribas                                                55,066               3,467,320
 Credit Suisse Group                                        75,005               2,744,270
 Mitsubishi Tokyo Financial Group                               65                 507,045
 Royal Bank of Scotland                                     76,589               2,262,247
 Sumitomo Trust & Banking                                  141,557                 832,145
 UniCredito Italiano                                       291,800               1,575,306
                                                                                16,480,238
MORTGAGE BANKS (0.84%)
 DEPFA Bank                                                 11,220               1,410,990
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (2.63%)
                                                                              $
 AXA                                                        55,800               1,194,406
 ING Groep                                                  82,006               1,912,574
 Zurich Financial Services                                   9,032               1,299,936
                                                                                 4,406,916
MULTIMEDIA (1.60%)
 News                                                       28,498               1,028,778
 Vivendi Universal /1/                                      68,000               1,652,823
                                                                                 2,681,601
OFFICE AUTOMATION & EQUIPMENT (1.10%)
 Canon                                                      23,285               1,084,185
 Seiko Epson                                                16,200                 755,809
                                                                                 1,839,994
OIL COMPANY-EXPLORATION & PRODUCTION (0.80%)
 Canadian Natural Resources                                 26,404               1,335,678
OIL COMPANY-INTEGRATED (6.74%)
 BP Amoco                                                  206,267               1,672,699
 ENI                                                       159,216               3,004,375
 Petroleo Brasileiro                                        24,100                 704,684
 Repsol YPF                                                130,900               2,552,613
 TotalFinaElf                                               18,115               3,367,996
                                                                                11,302,367
OIL REFINING & MARKETING (0.67%)
 Statoil                                                    99,374               1,116,553
PETROCHEMICALS (0.35%)
 Honam Petrochemical                                        11,370                 586,869
PROPERTY & CASUALTY INSURANCE (1.47%)
 Mitsui Sumitomo Insurance                                 161,545               1,326,487
 QBE Insurance Group                                       142,521               1,138,254
                                                                                 2,464,741
PROPERTY TRUST (0.16%)
 General Property Trust                                    116,234                 261,854
PUBLICLY TRADED INVESTMENT FUND (1.21%)
 iShares MSCI Emerging Markets Index Fund /1/               12,430               2,037,650
PUBLISHING-PERIODICALS (0.75%)
 Emap                                                       81,500               1,250,340
REAL ESTATE MANAGEMENT & SERVICES (0.16%)
 Unibail                                                     2,840                 266,339
REAL ESTATE OPERATOR & DEVELOPER (0.65%)
 Mitsui Fudosan                                            121,547               1,097,858
RETAIL-APPAREL & SHOE (0.39%)
 Next                                                       32,400                 651,930
RETAIL-BUILDING PRODUCTS (0.39%)
 Kingfisher                                                130,273                 649,485
RETAIL-CATALOG SHOPPING (0.50%)
 GUS                                                        61,100                 844,400
RETAIL-MAJOR DEPARTMENT STORE (0.72%)
 Metro                                                      27,179               1,199,879
                                                         Shares
                                                          Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RUBBER-TIRES (0.48%)
                                                                              $
 Continental                                                21,000                 799,419
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.64%)
 Taiwan Semiconductor Manufacturing /1/                    674,160               1,260,947
 United Microelectronics /1/                             3,704,000               3,174,857
                                                                                 4,435,804
SOAP & CLEANING PRODUCTS (1.10%)
 Reckitt Benckiser                                          81,700               1,851,593
STEEL PRODUCERS (1.77%)
 JFE Holdings                                               70,683               1,929,157
 Pohang Iron & Steel                                         7,650               1,046,538
                                                                                 2,975,695
TELECOMMUNICATION EQUIPMENT (0.92%)
 TANDBERG /1/                                               86,100                 634,154
 Telefonaktiebolaget LM Ericsson /1/                       504,504                 904,493
                                                                                 1,538,647
TELECOMMUNICATION SERVICES (3.36%)
 Allstream /1/                                              20,900               1,198,615
 Cable & Wireless                                          529,257               1,262,477
 e.Biscom /1/                                               36,360               2,228,469
 Equant /1/                                                101,800                 945,065
                                                                                 5,634,626
TELEPHONE-INTEGRATED (1.72%)
 Deutsche Telekom /1/                                       93,103               1,707,513
 Nippon Telegraph & Telephone                                  183                 882,812
 VersaTel Telecom International /1/                        133,439                 291,182
                                                                                 2,881,507
TELEVISION (0.32%)
 Fuji Television Network                                       100                 541,196
TOBACCO (0.54%)
 Swedish Match                                              87,900                 897,899
TRANSPORT-MARINE (0.36%)
 Nippon Yusen Kabushiki Kaisha                             135,100                 611,398
TRANSPORT-RAIL (0.62%)
 East Japan Railway                                            222               1,046,095
TRANSPORT-SERVICES (0.35%)
 FirstGroup                                                120,000                 587,528
WIRE & CABLE PRODUCTS (0.70%)
 Fujikura                                                  199,925               1,178,992
                                              TOTAL COMMON STOCKS              163,832,831

                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.31%)
FINANCE-INVESTMENT BANKER & BROKER (2.31%)
 Citigroup Global Markets Holdings
                                                       $                      $
  0.75%; 01/02/04                                        3,875,000               3,874,920
                                           TOTAL COMMERCIAL PAPER                3,874,920

                                                    Principal Amount
                                                                                  Value
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.71%)
 Credit Suisse First Boston; 0.98%; 01/02/04
  (collateralized by GNMAs; $8,063,272; 04/15/18                              $
  - 11/15/28) /2/                                      $ 7,905,168               7,905,168
                                      TOTAL REPURCHASE AGREEMENTS                7,905,168
                                                                              ------------

                            TOTAL PORTFOLIO INVESTMENTS (104.70%)              175,612,919
LIABILITIES, NET OF CASH AND RECEIVABLES (-4.70%)                               (7,886,920)
                                       TOTAL NET ASSETS (100.00%)             $167,725,999
                                                                              ---------------

/1/ Non-income producing security.
/2/ Security was purchased with the cash proceeds from securities loans.

----------------------------------------------------------------
                          Investments by Country
                                                 Percentage of
 Country                      Value               Total Value

Australia                  2,428,886                 1.38%
Belgium                    828,150                   0.47
Brazil                     1,887,554                 1.07
Canada                     5,944,535                 3.39
Denmark                    843,338                   0.48
Finland                    423,032                   0.24
France                     12,501,596                7.12
Germany                    10,804,556                6.15
Greece                     99,174                    0.06
Ireland                    3,392,430                 1.93
Israel                     782,598                   0.45
Italy                      9,314,399                 5.30
Japan                      32,570,971                18.55
Korea                      4,629,087                 2.64
Mexico                     1,753,228                 1.00
Netherlands                7,797,618                 4.44
Norway                     2,782,923                 1.58
Spain                      7,656,975                 4.36
Sweden                     4,010,609                 2.28
Switzerland                8,574,496                 4.88
Taiwan                     8,777,956                 5.00
United Kingdom             33,991,070                19.36
United States              13,817,738                7.87
Total                      $175,612,919              100.00%

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                               DECEMBER 31, 2003

                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (92.94%)
AGRICULTURAL OPERATIONS (0.47%)
                                                                          $
 Bunge                                                   3,451                113,607
AIRLINES (0.54%)
 Korean Air                                              6,150                 95,489
 Thai Airways International                             30,200                 34,870
                                                                              130,359
APPLICATIONS SOFTWARE (0.73%)
 Satyam Computer Services                               21,728                174,943
AUDIO & VIDEO PRODUCTS (0.64%)
 Vestel Elektronik Sanayi /1/                       36,787,892                154,483
AUTO-CARS & LIGHT TRUCKS (1.14%)
 Kia Motors                                             29,920                273,712
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.45%)
 Ashok Leyland                                          16,831                108,346
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.00%)
 Hyundai Mobis                                               5                    269
BREWERY (1.33%)
 Companhia de Bebidas das Americas                      12,514                319,232
BROADCASTING SERVICES & PROGRAMMING (0.51%)
 Grupo Televisa                                          3,068                122,291
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.52%)
 Murray & Roberts Holdings                              60,270                123,700
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.75%)
 Anhui Conch Cement                                    260,619                335,694
 Cemex                                                   4,521                118,450
 Sungshin Cement                                        10,420                205,077
                                                                              659,221
BUILDING-RESIDENTIAL & COMMERCIAL (2.32%)
 Corporacion GEO /1/                                    43,300                220,676
 Lalin Property                                        387,854                107,676
 Land & Houses Public                                  714,142                228,900
                                                                              557,252
CASINO HOTELS (0.47%)
 Genting Berhad                                         25,656                112,076
CELLULAR TELECOMMUNICATIONS (2.66%)
 Advanced Info Service Public                          114,324                243,810
 America Movil                                           7,836                214,236
 Taiwan Cellular                                       207,000                179,868
                                                                              637,914
CHEMICALS-FIBERS (0.44%)
 Formosa Chemicals & Fibre                              63,000                105,773
CHEMICALS-PLASTICS (0.96%)
 Formosa Plastics                                      139,120                229,476
COMMERCIAL BANKS (9.09%)
 Akbank                                             46,138,148                241,363
 Banco Santander Chile                                   4,855                115,452
 Bank Rakyat /1/                                     1,320,215                195,936
 Chinatrust Financial Holding                          183,359                184,169
 CorpBanca /1/ /2/                                       9,000                235,403
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                          $
 Credicorp                                               4,746                 63,359
 Hansabank                                               3,700                 99,874
 Kookmin Bank                                            7,095                265,876
 Krung Thai Bank                                       530,692                164,743
 Public Bank                                           170,187                126,745
 Standard Bank Investment                               42,904                251,832
 Unibanco - Uniao de Bancos Brasileiros                  9,339                233,008
                                                                            2,177,760
COMPUTERS (0.57%)
 Compal Electronics                                     99,000                135,596
COMPUTERS-PERIPHERAL EQUIPMENT (0.29%)
 Ambit Microsystems                                     26,400                 69,596
CONSULTING SERVICES (0.30%)
 Linmark Group                                         176,777                 72,295
DISTRIBUTION-WHOLESALE (0.28%)
 Esprit Holdings                                        20,101                 66,929
DIVERSIFIED FINANCIAL SERVICES (0.96%)
 Shinhan Financial Group                                14,395                230,151
DIVERSIFIED MINERALS (4.87%)
 Anglo American                                         33,383                715,171
 Antofagasta                                             6,957                131,391
 Cia Vale do Rio Doce                                    5,489                321,106
                                                                            1,167,668
DIVERSIFIED OPERATIONS (1.00%)
 Alfa                                                   41,531                124,550
 Haci Omer Sabanci Holding                          24,336,606                115,187
                                                                              239,737
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.80%)
 Enka Insaat ve Sanayi                               7,419,384                192,746
ELECTRIC PRODUCTS-MISCELLANEOUS (0.97%)
 LG Electronics                                          1,834                 90,199
 Moatech                                                12,980                142,709
                                                                              232,908
ELECTRIC-GENERATION (0.52%)
 Beijing Datang Power Generation                       174,000                124,388
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.85%)
 AU Optronics                                          171,500                200,546
 Samsung Electronics                                     3,038              1,149,927
 Samsung SDI                                             2,480                292,438
                                                                            1,642,911
ELECTRONIC CONNECTORS (1.17%)
 Hon Hai Precision Industry                             71,080                279,505
FINANCE-CONSUMER LOANS (1.19%)
 African Bank Investments                              200,913                284,138
FINANCE-OTHER SERVICES (1.74%)
 Fubon Financial Holding                               252,000                241,237
 Grupo Financiero BBVA Bancomer /1/                    207,010                176,849
                                                                              418,086
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.47%)
                                                                          $
 Global Bio-Chem Technology Group                      181,713                112,348
FOOD-RETAIL (0.58%)
 Dairy Farm International Holdings                      81,767                139,822
GAS-DISTRIBUTION (2.19%)
 OAO Gazprom                                             8,907                230,691
 PT Perusahaan Gas Negara /1/                          924,137                170,070
 Xinao Gas Holdings /1/                                222,549                123,979
                                                                              524,740
GOLD MINING (0.71%)
 Harmony Gold Mining                                    10,399                169,032
IMPORT & EXPORT (0.30%)
 Testrite International                                117,000                 72,716
INTERNET INFRASTRUCTURE SOFTWARE (0.05%)
 RADVision /1/                                           1,089                 12,426
LIFE & HEALTH INSURANCE (1.24%)
 China Life Insurance /1/                              105,000                 85,882
 New Africa Capital                                    112,583                115,535
 Sanlam                                                 71,831                 94,698
                                                                              296,115
MACHINERY-GENERAL INDUSTRY (0.34%)
 Kaulin Manufacturing                                   57,000                 82,604
METAL-ALUMINUM (0.84%)
 Aluminum Corp. of China                                81,949                 62,278
 Hindalco Industries                                     4,474                138,098
                                                                              200,376
METAL-DIVERSIFIED (1.69%)
 MMC Norilsk Nickel                                      6,105                405,983
MINING SERVICES (0.33%)
 Yanzhou Coal Mining                                    78,857                 79,735
MONEY CENTER BANKS (2.16%)
 ICICI Bank                                             11,802                202,758
 State Bank of India /2/                                 9,184                314,552
                                                                              517,310
OIL COMPANY-EXPLORATION & PRODUCTION (0.65%)
 PTT Public                                             33,230                155,153
OIL COMPANY-INTEGRATED (4.84%)
 LUKOIL                                                  3,464                322,498
 PetroChina                                            119,422                 68,451
 Petroleo Brasileiro                                    23,641                691,263
 YUKOS                                                   1,906                 78,337
                                                                            1,160,549
OIL REFINING & MARKETING (0.28%)
 Hindustan Petroleum                                     6,985                 66,979
OIL-FIELD SERVICES (0.72%)
 Tenaris                                                 5,163                172,031
PAPER & RELATED PRODUCTS (0.57%)
 Votorantim Celulose e Papel                             4,366                136,874
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PETROCHEMICALS (2.02%)
                                                                          $
 Honam Petrochemical                                     2,870                148,137
 LG Chemical                                             2,694                124,356
 Panva Gas Holdings /1/                                152,291                 78,954
 Reliance Industries                                     4,355                133,916
                                                                              485,363
PLATINUM (0.71%)
 Impala Platinum Holdings                                1,963                170,568
POWER CONVERTER & SUPPLY EQUIPMENT (0.40%)
 Bharat Heavy Electricals                                8,708                 96,947
PROPERTY & CASUALTY INSURANCE (1.39%)
 PICC Property & Casualty /1/                          290,741                130,136
 Samsung Fire & Marine Insurance                         3,533                203,114
                                                                              333,250
REAL ESTATE OPERATOR & DEVELOPER (1.38%)
 Consorcio ARA /1/                                      90,957                225,991
 IRSA Inversiones y Representaciones                    10,365                103,650
                                                                              329,641
RETAIL-APPAREL & SHOE (1.16%)
 Edgars Consolidated Stores                             14,527                277,482
RETAIL-APPLIANCES (0.40%)
 Courts Mammoth                                        117,904                 95,564
RETAIL-DISCOUNT (1.44%)
 Lojas Americanas                                   22,774,535                240,850
 Siam Makro                                             89,894                104,363
                                                                              345,213
RETAIL-HYPERMARKETS (0.52%)
 Pick'n Pay Stores                                      47,008                125,003
RETAIL-MAJOR DEPARTMENT STORE (2.00%)
 Ramayana Lestari Sentosa                              267,164                137,983
 Shinsegae Department Store                              1,401                340,991
                                                                              478,974
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.34%)
 Taiwan Semiconductor Manufacturing /1/                300,430                561,924
 United Microelectronics /1/                           167,000                143,143
 Winbond Electronics /1/                               197,000                 95,163
                                                                              800,230
SEMICONDUCTOR EQUIPMENT (0.86%)
 Advanced Semiconductor Engineering /1/                200,200                205,802
SHIP BUILDING (0.71%)
 Daewoo Shipbuilding & Marine Engineering
  /1/                                                   13,336                171,247
STEEL PRODUCERS (2.87%)
 Angang New Steel                                      242,000                130,919
 China Steel                                           154,785                128,570
 POSCO                                                   8,962                304,439
 Tata Iron & Steel                                      12,650                123,117
                                                                              687,045
TELECOMMUNICATION SERVICES (2.43%)
 China Telecom                                         284,382                117,217
 Indonesian Satellite                                  144,883                258,028
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
                                                                          $
 SK Telecom                                             11,112                207,239
                                                                              582,484
TELEPHONE-INTEGRATED (3.30%)
 Brasil Telecom Participacoes                            1,388                 52,466
 Philippine Long Distance Telephone /1/                 16,005                279,626
 Telefonos de Mexico                                     7,757                256,214
 Telkom /1/                                             19,476                202,638
                                                                              790,944
TOBACCO (1.52%)
 Gudang Garam                                           78,403                126,599
 Philip Morris                                             187                114,544
 Souza Cruz                                             11,745                123,231
                                                                              364,374
TRANSPORT-MARINE (2.00%)
 China Shipping Development                            265,165                196,391
 Evergreen Marine                                      195,880                170,782
 Malaysia International Shipping                        37,338                111,031
                                                                              478,204
                                          TOTAL COMMON STOCKS              22,280,196

                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
PREFERRED STOCKS (3.03%)
BREWERY (0.61%)
 Quilmes Industrial                                      9,014                147,379
COMMERCIAL BANKS (0.87%)
 Banco Itau Holding Financeira                       2,096,629                208,573
ELECTRIC-INTEGRATED (0.60%)
 Cia Energetica de Minas Gerais                      7,800,000                142,617
TELEPHONE-INTEGRATED (0.95%)
 Tele Norte Leste Participacoes                     11,395,929                227,523
                                       TOTAL PREFERRED STOCKS                 726,092

                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.92%)
FINANCE-MORTGAGE LOAN/BANKER (5.92%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                   $                      $
  0.75%; 01/02/04                                    1,420,000              1,419,971
                                       TOTAL COMMERCIAL PAPER               1,419,971

                                                Principal Amount
                                                                             Value
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.98%)
 Credit Suisse First Boston; 0.98%; 01/02/04
  (collateralized by GNMAs; $482,961;                                     $
  04/15/18 - 11/15/28) /3/                         $   473,491                473,491
                                  TOTAL REPURCHASE AGREEMENTS                 473,491
                                                                          -----------

                        TOTAL PORTFOLIO INVESTMENTS (103.87%)              24,899,750
LIABILITIES, NET OF CASH AND RECEIVABLES (-3.87%)                            (928,085)
                                   TOTAL NET ASSETS (100.00%)             $23,971,665
                                                                          --------------

1    Non-income producing security.
2 Restricted Security - The fund held securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $549,955 or 2.29% of net assets.
3    Security was purchased with the cash proceeds from securities loans.



                             Investments by Country
Country                    Value                     Percentage of
                                                     Total Value
Argentina                  319,410                   1.28     %
Brazil                     2,810,351                 11.29
Chile                      350,855                   1.41
China                      543,137                   2.18
Czech Republic             114,544                   0.46
Hong Kong                  1,382,278                 5.55
India                      1,359,658                 5.46
Indonesia                  888,616                   3.57
Israel                     12,426                    0.05
Korea                      4,245,370                 17.05
Malaysia                   445,416                   1.79
Mexico                     1,459,256                 5.86
Peru                       63,359                    0.25
Philippines                279,626                   1.12
Russia                     1,037,509                 4.17
South Africa               1,814,626                 7.29
Spain                      99,874                    0.40
Taiwan                     3,086,470                 12.40
Thailand                   1,039,516                 4.17
Turkey                     703,779                   2.83
United Kingdom             846,562                   3.40
United States              1,997,112                 8.02
Total                      $24,899,750               100.00   %

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                               DECEMBER 31, 2003

                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (97.87%)
ADVERTISING SERVICES (0.59%)
                                                                           $
 Aegis Group                                            221,694               389,921
APPLIANCES (1.48%)
 Fisher & Paykel Appliances Holdings                    115,900               292,201
 Merloni Elettrodomestici                                26,106               492,286
 Noritz                                                  13,918               194,543
                                                                              979,030
APPLICATIONS SOFTWARE (0.30%)
 Sage Group                                              62,990               198,460
ATHLETIC FOOTWEAR (1.27%)
 Puma                                                     4,778               843,743
AUDIO & VIDEO PRODUCTS (0.93%)
 Grande Holdings                                        130,794               167,628
 Skyworth Digital Holdings                            1,784,611               448,245
                                                                              615,873
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.59%)
 Exedy                                                   31,447               394,078
BEVERAGES-NON-ALCOHOLIC (0.29%)
 Cott /1/                                                 6,804               191,444
BEVERAGES-WINE & SPIRITS (0.68%)
 Davide Campari                                           9,228               448,130
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (2.44%)
 Fletcher Building                                      159,096               442,887
 Geberit                                                  1,423               699,563
 Kingspan Group                                          89,280               472,976
                                                                            1,615,426
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.48%)
 Balfour Beatty                                          81,025               317,290
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.65%)
 Hanil Cement Manufacturing                               2,940               151,503
 Italcementi                                             22,219               277,177
                                                                              428,680
BUILDING-HEAVY CONSTRUCTION (2.81%)
 Actividades de Construccion y Servicios                  8,089               394,854
 Daelim Industrial                                       18,220               642,249
 Vinci                                                    9,921               821,535
                                                                            1,858,638
BUILDING-RESIDENTIAL & COMMERCIAL (0.49%)
 McCarthy & Stone                                        35,118               325,020
CELLULAR TELECOMMUNICATIONS (0.23%)
 Mobistar /1/                                             2,771               155,536
CHEMICALS-DIVERSIFIED (2.33%)
 Celanese                                                17,875               732,315
 Mitsubishi Gas Chemical                                237,511               808,916
                                                                            1,541,231
COATINGS & PAINT (0.86%)
 Kansai Paint                                           118,334               569,752
COMMERCIAL BANKS (4.63%)
 Anglo Irish Bank                                        66,169             1,044,113
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                           $
 Bank of Kyoto                                           62,048               349,697
 Bank of Piraeus                                         29,745               363,183
 Bank of Queensland                                      23,251               173,082
 Canadian Western Bank /1/                                4,764               144,994
 Hiroshima Bank                                          57,191               218,795
 Industrial & Commercial Bank of China                  214,977               297,672
 Jyske Bank /1/                                           9,032               477,370
                                                                            3,068,906
COMMERCIAL SERVICES (1.80%)
 Societe Generale de Surveillance Holding                 1,221               766,118
 TIS                                                     12,591               425,300
                                                                            1,191,418
COMPUTER SERVICES (1.08%)
 Indra Sistemas                                          35,460               454,879
 LogicaCMG                                               57,434               263,979
                                                                              718,858
DIAMONDS & PRECIOUS STONES (1.06%)
 Aber Diamond /1/                                        19,338               703,486
DISTRIBUTION-WHOLESALE (2.97%)
 Esprit Holdings                                         52,977               176,394
 Inchcape                                                34,589               806,193
 Wolseley                                                69,664               982,708
                                                                            1,965,295
DIVERSIFIED MINERALS (1.62%)
 Inmet Mining /1/                                        42,644               575,846
 Jubilee Mines                                          144,898               497,831
                                                                            1,073,677
DIVERSIFIED OPERATIONS (0.48%)
 Tomkins                                                 65,826               316,396
ELECTRIC PRODUCTS-MISCELLANEOUS (0.53%)
 Techtronic Industries                                  127,797               354,736
ELECTRIC-TRANSMISSION (0.38%)
 Red Electrica de Espana                                 15,416               252,785
ELECTRONIC MEASUREMENT INSTRUMENTS (0.28%)
 Techem /1/                                               9,784               188,818
ENERGY-ALTERNATE SOURCES (0.72%)
 Gamesa Corporacion Tecnologica                          14,456               475,727
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.54%)
 Downer EDI                                             123,261               359,411
ENTERPRISE SOFTWARE & SERVICE (0.50%)
 Business Objects /1/                                     9,450               329,581
FINANCE-CONSUMER LOANS (0.96%)
 Cattles                                                106,417               636,755
FINANCE-INVESTMENT BANKER & BROKER (1.42%)
 ICAP                                                    33,738               939,160
FINANCE-LEASING COMPANY (0.99%)
 Ricoh Leasing                                           11,114               225,039
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-LEASING COMPANY (CONTINUED)
                                                                           $
 Sumisho Lease                                           13,489               429,201
                                                                              654,240
FINANCE-MORTGAGE LOAN/BANKER (0.36%)
 Kensington Group                                        41,034               241,402
FINANCE-OTHER SERVICES (1.35%)
 Man Group                                               34,308               897,295
FISHERIES (0.25%)
 Maruha                                                 126,660               167,824
FOOD-DAIRY PRODUCTS (0.57%)
 Meiji Dairies                                           87,409               375,181
FOOD-FLOUR & GRAIN (0.44%)
 Nisshin Seifun Group                                    32,772               291,728
FOOD-MISCELLANEOUS/DIVERSIFIED (2.31%)
 COFCO International                                    568,529               366,150
 CoolBrands International /1/                            33,615               440,917
 Global Bio-Chem Technology Group                       794,178               491,016
 IAWS Group                                              19,075               233,385
                                                                            1,531,468
FOOD-RETAIL (2.07%)
 Colruyt                                                  5,664               545,824
 Delhaize Group                                          16,001               823,057
                                                                            1,368,881
FOOD-WHOLESALE & DISTRIBUTION (0.32%)
 Metcash Trading                                        104,185               211,945
FORESTRY (0.06%)
 Sino-Forest /1/                                          9,925                39,631
GAS-DISTRIBUTION (0.94%)
 Enagas                                                  27,109               294,068
 Toho Gas                                                94,189               329,578
                                                                              623,646
HUMAN RESOURCES (0.75%)
 Adecco                                                   7,701               495,032
INVESTMENT COMPANIES (0.35%)
 Macquarie Infrastructure Group                          90,077               230,753
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.68%)
 CI Fund Management                                      41,318               448,911
LEISURE & RECREATION PRODUCTS (0.81%)
 Daiichikosho                                             7,465               358,727
 Trigano                                                  3,697               176,269
                                                                              534,996
LEISURE & RECREATION-GAMES (0.43%)
 Namco                                                   10,238               283,725
MACHINERY TOOLS & RELATED PRODUCTS (0.66%)
 ASM Pacific Technology                                  99,842               437,249
MACHINERY-CONSTRUCTION & MINING (1.03%)
 Hitachi Construction Machinery                          44,940               680,579
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-ELECTRICAL (0.29%)
                                                                           $
 Union Tool                                               5,810               191,372
MACHINERY-GENERAL INDUSTRY (0.69%)
 Makino Milling Machine                                  89,885               456,261
MEDICAL INFORMATION SYSTEM (0.78%)
 iSoft Group                                             77,883               516,908
MEDICAL INSTRUMENTS (1.43%)
 Elekta /1/                                              16,637               312,147
 Getinge                                                 66,452               637,248
                                                                              949,395
MEDICAL-DRUGS (2.73%)
 Fujirebio                                               40,749               469,581
 Galen Holdings                                          51,250               652,768
 Kissei Pharmaceutical                                   20,398               376,669
 STADA Arzneimittel                                       4,937               306,694
                                                                            1,805,712
METAL-DIVERSIFIED (1.29%)
 Mitsui Mining & Smelting                               206,416               857,097
MORTGAGE BANKS (2.41%)
 DEPFA Bank                                               7,835               985,303
 Northern Rock                                           48,132               614,777
                                                                            1,600,080
MULTI-LINE INSURANCE (0.75%)
 Storebrand /1/                                          76,337               496,842
NON-FERROUS METALS (1.16%)
 Cameco                                                  13,307               769,741
NON-HOTEL GAMBLING (1.53%)
 Paddy Power                                             37,652               339,571
 William Hill                                            88,096               673,401
                                                                            1,012,972
OFFICE AUTOMATION & EQUIPMENT (0.68%)
 Neopost                                                  8,897               448,889
OIL & GAS DRILLING (0.32%)
 Ensign Resource Service Group                           13,232               210,934
OIL COMPANY-EXPLORATION & PRODUCTION (1.01%)
 Paladin Resources                                      306,200               475,515
 Penn West Petroleum /1/                                  5,127               191,115
                                                                              666,630
OIL REFINING & MARKETING (0.80%)
 Nippon Mining Holdings                                 151,694               529,379
OPTICAL SUPPLIES (1.11%)
 Essilor International                                   14,187               733,686
PAPER & RELATED PRODUCTS (0.66%)
 Mayr-Melnhof Karton                                      2,690               323,356
 Rottneros                                               95,188               113,110
                                                                              436,466
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.97%)
 Pentax                                                 106,689               645,092
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (1.83%)
                                                                           $
 Aioi Insurance                                         108,353               430,702
 Northbridge Financial                                   10,095               163,270
 Promina Group                                          250,061               617,980
                                                                            1,211,952
PROPERTY TRUST (0.74%)
 Investa Property Group                                 189,358               279,637
 Mirvac Group                                            65,008               211,595
                                                                              491,232
PROTECTION-SAFETY (0.50%)
 Kidde                                                  172,614               329,863
PUBLIC THOROUGHFARES (0.67%)
 Autostrada Torino                                       30,261               442,387
PUBLISHING-BOOKS (0.26%)
 Bloomsbury Publishing                                   37,020               171,809
PUBLISHING-NEWSPAPERS (1.13%)
 Gruppo Editoriale L'Espresso                            47,562               296,362
 Trinity Mirror                                          45,014               455,288
                                                                              751,650
PUBLISHING-PERIODICALS (1.28%)
 Emap                                                    55,222               847,194
RADIO (0.30%)
 GWR Group                                               45,982               200,848
REAL ESTATE MANAGEMENT & SERVICES (2.10%)
 Corio                                                    8,184               316,913
 Daibiru                                                 40,988               220,678
 Klepierre                                                7,838               471,584
 Pierre & Vacances                                        3,775               380,928
                                                                            1,390,103
REAL ESTATE OPERATOR & DEVELOPER (2.56%)
 British Land                                            41,616               434,701
 Inmobiliaria Urbis                                      47,946               474,742
 Keppel Land                                            432,910               402,755
 NHP                                                    141,332               384,569
                                                                            1,696,767
RETAIL-APPAREL & SHOE (1.41%)
 French Connection Group                                 31,300               185,325
 Next                                                    37,076               746,017
                                                                              931,342
RETAIL-BUILDING PRODUCTS (0.87%)
 Grafton Group                                           84,359               579,914
RETAIL-CONSUMER ELECTRONICS (0.42%)
 EDION                                                   29,466               275,771
RETAIL-CONVENIENCE STORE (0.41%)
 Alimentation Couche Tard /1/                            14,632               270,617
RETAIL-JEWELRY (0.47%)
 Bulgari /1/                                             33,836               313,691
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.89%)
 Ryohin Keikaku                                          12,604               425,739
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                           $
 York-Benimaru                                            7,129               165,304
                                                                              591,043
RETAIL-SPORTING GOODS (0.24%)
 Xebio                                                    7,241               162,157
RUBBER & VINYL (0.47%)
 Zeon                                                    37,649               311,253
RUBBER-TIRES (1.49%)
 Continental                                             25,876               985,036
SATELLITE TELECOM (0.84%)
 PT Multimedia Servicos de Telecomunicacoes e
  Multimedia /1/                                         28,599               555,530
SEMICONDUCTOR EQUIPMENT (0.38%)
 SEZ Holding /1/                                          7,268               249,759
SOAP & CLEANING PRODUCTS (0.77%)
 Mcbride                                                211,887               508,275
STEEL PRODUCERS (0.78%)
 BHP Steel                                              122,877               518,457
TELECOMMUNICATION EQUIPMENT (1.49%)
 GN Store Nord /1/                                       38,546               250,089
 TANDBERG /1/                                            38,846               286,113
 TANDBERG Television /1/                                102,937               451,804
                                                                              988,006
TELECOMMUNICATION SERVICES (0.37%)
 e.Biscom /1/                                             4,058               248,711
TELEPHONE-INTEGRATED (0.26%)
 VersaTel Telecom International /1/                      79,395               173,251
TELEVISION (0.50%)
 Modern Times Group /1/                                  15,757               331,770
TRANSPORT-MARINE (1.13%)
 Kawasaki Kisen Kaisha                                  110,912               551,610
 Orient Overseas International                           63,193               194,131
                                                                              745,741
TRANSPORT-SERVICES (1.43%)
 FirstGroup                                              84,010               411,318
 Toll Holdings                                           47,668               296,302
 TPG                                                     10,231               239,644
                                                                              947,264
TRANSPORT-TRUCK (0.35%)
 Seino Transportation                                    27,842               230,176
WATER (1.03%)
 Kelda Group                                             58,126               488,015
 Severn Trent                                            14,440               193,356
                                                                              681,371
WIRE & CABLE PRODUCTS (0.94%)
 Fujikura                                               105,694               623,296
WIRELESS EQUIPMENT (1.19%)
 Hitachi Kokusai Electric                                68,160               471,275
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
                                                                           $
 Uniden                                                  17,262               316,827
                                                                              788,102
                                           TOTAL COMMON STOCKS             64,833,541

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.29%)
FINANCE-INVESTMENT BANKER & BROKER (2.29%)
 Citigroup Global Markets Holdings
                                                     $                     $
  0.75%; 01/02/04                                     1,520,000             1,519,969
                                        TOTAL COMMERCIAL PAPER              1,519,969


                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                               DECEMBER 31, 2003



                                                Principal Amount
                                                                            Value
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (9.92%)
 Credit Suisse First Boston; 0.98%; 01/02/04
  (collateralized by GNMAs; $6,700,070;
  04/15/18 - 11/15/28) /2/                         $6,568,696            $ 6,568,696
                                 TOTAL REPURCHASE AGREEMENTS               6,568,696
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (110.08%)              72,922,206
LIABILITIES, NET OF CASH AND RECEIVABLES (-10.08%)                        (6,680,297)
                                  TOTAL NET ASSETS (100.00%)             $66,241,909
                                                                         --------------


/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                  3,185,048              4.37%
 Austria                      535,301              0.74
 Belgium                    1,524,418              2.09
 Bermuda                      533,779              0.73
 Canada                     4,150,905              5.69
 Denmark                      727,458              1.00
 France                     3,362,473              4.61
 Germany                    3,056,606              4.19
 Greece                       363,183              0.50
 Hong Kong                  2,399,442              3.29
 Ireland                    3,655,262              5.01
 Italy                      2,518,744              3.46
 Japan                     13,812,904             18.94
 Korea                        793,752              1.09
 Netherlands                  729,807              1.00
 New Zealand                  735,089              1.01
 Norway                     1,234,759              1.69
 Portugal                     555,530              0.76
 Singapore                    402,754              0.55
 Spain                      2,347,055              3.22
 Sweden                     1,394,275              1.91
 Switzerland                2,210,472              3.03
 United Kingdom            14,604,525             20.03
 United States              8,088,665             11.09
             TOTAL        $72,922,206            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                               DECEMBER 31, 2003

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (96.41%)
ADVERTISING AGENCIES (0.80%)
                                                                     $
 Omnicom Group                                      5,000                436,650
AEROSPACE & DEFENSE (0.69%)
 Raytheon                                          12,500                375,500
APPLICATIONS SOFTWARE (3.32%)
 Microsoft                                         65,900              1,814,886
ATHLETIC FOOTWEAR (0.75%)
 Nike                                               6,000                410,760
BEVERAGES-NON-ALCOHOLIC (2.50%)
 Coca-Cola                                         15,500                786,625
 Pepsico                                           12,400                578,088
                                                                       1,364,713
BROADCASTING SERVICES & PROGRAMMING (0.75%)
 Clear Channel Communications                       8,700                407,421
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.70%)
 Masco                                             14,000                383,740
CHEMICALS-DIVERSIFIED (0.98%)
 E. I. Du Pont de Nemours                          11,700                536,913
COMPUTERS (3.91%)
 Apple Computer /1/                                14,900                318,413
 Hewlett-Packard                                   47,200              1,084,184
 International Business Machines                    7,900                732,172
                                                                       2,134,769
COMPUTERS-INTEGRATED SYSTEMS (0.93%)
 Dell /1/                                          14,900                506,004
COMPUTERS-PERIPHERAL EQUIPMENT (0.91%)
 Lexmark International /1/                          6,300                495,432
COSMETICS & TOILETRIES (1.77%)
 Gillette                                          14,900                547,277
 Procter & Gamble                                   4,200                419,496
                                                                         966,773
DATA PROCESSING & MANAGEMENT (1.02%)
 First Data                                        13,600                558,824
DIVERSIFIED FINANCIAL SERVICES (2.28%)
 Citigroup                                         25,700              1,247,478
DIVERSIFIED MANUFACTURING OPERATIONS (6.51%)
 Danaher                                            5,600                513,800
 General Electric                                  64,400              1,995,112
 Textron                                            9,100                519,246
 Tyco International                                20,000                530,000
                                                                       3,558,158
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.76%)
 Cendant /1/                                       18,600                414,222
ELECTRIC-GENERATION (0.81%)
 AES /1/                                           46,800                441,792
ELECTRIC-INTEGRATED (1.53%)
 NiSource                                          18,800                412,472
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                     $
 PG&E /1/                                          15,200                422,104
                                                                         834,576
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.63%)
 Intel                                             34,700              1,117,340
 Texas Instruments                                 10,800                317,304
                                                                       1,434,644
ENTERPRISE SOFTWARE & SERVICE (0.73%)
 Oracle /1/                                        30,100                397,320
FIDUCIARY BANKS (0.94%)
 Bank of New York                                  15,500                513,360
FINANCE-CREDIT CARD (0.73%)
 MBNA                                              16,100                400,085
FINANCE-INVESTMENT BANKER & BROKER (2.78%)
 Lehman Brothers Holdings                           8,900                687,258
 Merrill Lynch                                     14,200                832,830
                                                                       1,520,088
FINANCE-MORTGAGE LOAN/BANKER (1.04%)
 Federal National Mortgage Association              7,600                570,456
FOOD-CONFECTIONERY (0.51%)
 Wm. Wrigley Jr.                                    5,000                281,050
FOOD-MISCELLANEOUS/DIVERSIFIED (0.76%)
 Sara Lee                                          19,100                414,661
FOOD-RETAIL (0.88%)
 Kroger /1/                                        25,900                479,409
HEALTH CARE COST CONTAINMENT (0.75%)
 McKesson                                          12,700                408,432
INSTRUMENTS-CONTROLS (0.89%)
 Johnson Controls                                   4,200                487,704
MACHINERY-CONSTRUCTION & MINING (0.71%)
 Caterpillar                                        4,700                390,194
MACHINERY-FARM (0.56%)
 Deere                                              4,700                305,735
MACHINERY-GENERAL INDUSTRY (1.09%)
 Ingersoll-Rand                                     8,800                597,344
MEDICAL INSTRUMENTS (1.49%)
 Boston Scientific /1/                             10,900                400,684
 Guidant                                            6,900                415,380
                                                                         816,064
MEDICAL PRODUCTS (1.91%)
 Baxter International                              13,000                396,760
 Johnson & Johnson                                 12,500                645,750
                                                                       1,042,510
MEDICAL-BIOMEDICAL/GENE (1.09%)
 Amgen /1/                                          5,200                321,360
 Biogen /1/                                         7,485                275,298
                                                                         596,658
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (8.05%)
                                                                     $
 Abbott Laboratories                                8,600                400,760
 Bristol-Myers Squibb                              12,600                360,360
 Eli Lilly                                          5,700                400,881
 Forest Laboratories /1/                            7,500                463,500
 Merck                                             13,300                614,460
 Pfizer                                            40,580              1,433,692
 Schering-Plough                                   23,000                399,970
 Wyeth                                              7,600                322,620
                                                                       4,396,243
MEDICAL-HOSPITALS (0.78%)
 Tenet Healthcare /1/                              26,700                428,535
METAL-ALUMINUM (1.18%)
 Alcoa                                             16,900                642,200
MONEY CENTER BANKS (1.22%)
 Bank of America                                    8,300                667,569
MULTI-LINE INSURANCE (3.47%)
 Allstate                                          12,200                524,844
 American International Group                      20,700              1,371,996
                                                                       1,896,840
MULTIMEDIA (3.00%)
 Viacom                                            18,700                829,906
 Walt Disney                                       34,700                809,551
                                                                       1,639,457
NETWORKING PRODUCTS (1.67%)
 Cisco Systems /1/                                 37,500                910,875
NON-HAZARDOUS WASTE DISPOSAL (0.89%)
 Waste Management                                  16,400                485,440
OIL & GAS DRILLING (0.84%)
 Transocean Sedco Forex /1/                        19,000                456,190
OIL COMPANY-INTEGRATED (4.92%)
 ChevronTexaco                                      5,400                466,506
 ConocoPhillips                                     8,500                557,345
 Exxon Mobil                                       40,600              1,664,600
                                                                       2,688,451
OIL-FIELD SERVICES (2.21%)
 Halliburton                                       15,500                403,000
 Schlumberger                                       7,700                421,344
 Weatherford International /1/                     10,700                385,200
                                                                       1,209,544
PAPER & RELATED PRODUCTS (1.13%)
 International Paper                               14,300                616,473
REGIONAL BANKS (1.63%)
 Wachovia                                           8,700                405,333
 Wells Fargo                                        8,200                482,898
                                                                         888,231
RETAIL-BUILDING PRODUCTS (1.28%)
 Home Depot                                        19,700                699,153
RETAIL-DISCOUNT (3.65%)
 Target                                            13,100                503,040
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                     $
 Wal-Mart Stores                                   28,100              1,490,705
                                                                       1,993,745
RETAIL-RESTAURANTS (0.92%)
 McDonald's                                        20,300                504,049
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.73%)
 Maxim Integrated Products                          8,000                398,400
SEMICONDUCTOR EQUIPMENT (0.78%)
 Kla-Tencor /1/                                     7,300                428,291
TELEPHONE-INTEGRATED (5.04%)
 AT&T                                              22,400                454,720
 BellSouth                                         24,100                682,030
 SBC Communications                                30,200                787,314
 Verizon Communications                            23,600                827,888
                                                                       2,751,952
TOBACCO (1.95%)
 Altria Group                                      19,600              1,066,631
TRANSPORT-SERVICES (0.66%)
 FedEx                                              5,300                357,750
                                     TOTAL COMMON STOCKS              52,670,344
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (96.41%)              52,670,344
CASH AND RECEIVABLES, NET OF LIABILITIES (3.59%)                       1,961,501
                              TOTAL NET ASSETS (100.00%)             $54,631,845
                                                                     -------------

 /1/ Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                               DECEMBER 31, 2003

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (98.80%)
ADVERTISING AGENCIES (0.29%)
                                                                     $
 Omnicom Group                                        810                 70,737
ADVERTISING SERVICES (0.13%)
 Getty Images /1/                                     630                 31,582
AEROSPACE & DEFENSE EQUIPMENT (0.57%)
 United Technologies                                1,490                141,207
AIRLINES (0.09%)
 Southwest Airlines                                 1,430                 23,080
APPAREL MANUFACTURERS (0.11%)
 Liz Claiborne                                        778                 27,588
APPLIANCES (0.55%)
 Whirlpool                                          1,880                136,582
APPLICATIONS SOFTWARE (5.00%)
 Mercury Interactive /1/                              550                 26,752
 Microsoft                                         43,870              1,208,180
                                                                       1,234,932
ATHLETIC FOOTWEAR (0.34%)
 Reebok International                               2,110                 82,965
BEVERAGES-NON-ALCOHOLIC (1.88%)
 Coca-Cola Enterprises                              3,520                 76,982
 Pepsico                                            8,320                387,879
                                                                         464,861
BREWERY (0.33%)
 Anheuser-Busch                                     1,560                 82,181
BROADCASTING SERVICES & PROGRAMMING (0.56%)
 Fox Entertainment Group /1/                        1,430                 41,684
 Liberty Media /1/                                  8,030                 95,477
                                                                         137,161
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.32%)
 Masco                                              2,910                 79,763
BUILDING-RESIDENTIAL & COMMERCIAL (0.80%)
 DR Horton                                          1,720                 74,407
 Lennar                                             1,270                121,920
                                                                         196,327
CABLE TV (0.71%)
 Comcast /1/                                          805                 26,461
 Comcast /1/                                        4,740                148,267
                                                                         174,728
CASINO HOTELS (0.34%)
 Harrah's Entertainment                             1,690                 84,111
CIRCUIT BOARDS (0.10%)
 Jabil Circuit /1/                                    890                 25,187
COMMERCIAL BANKS (0.24%)
 Zions Bancorp                                        970                 59,490
COMMERCIAL SERVICE-FINANCE (0.29%)
 H&R Block                                            490                 27,131
 Paychex                                            1,160                 43,152
                                                                          70,283
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (0.19%)
                                                                     $
 Convergys /1/                                        770                 13,444
 Iron Mountain /1/                                    860                 34,005
                                                                          47,449
COMPUTER SERVICES (0.58%)
 Affiliated Computer Services /1/                   1,170                 63,718
 Cognizant Technology Solutions /1/                   530                 24,189
 Sungard Data Systems /1/                           2,000                 55,420
                                                                         143,327
COMPUTERS (1.38%)
 International Business Machines                    3,670                340,136
COMPUTERS-INTEGRATED SYSTEMS (2.42%)
 Dell /1/                                          17,550                595,998
COMPUTERS-MEMORY DEVICES (0.51%)
 EMC /1/                                            2,720                 35,142
 SanDisk /1/                                        1,080                 66,031
 Veritas Software /1/                                 680                 25,269
                                                                         126,442
COMPUTERS-PERIPHERAL EQUIPMENT (1.02%)
 Lexar Media /1/                                      430                  7,495
 Lexmark International /1/                          3,120                245,357
                                                                         252,852
CONSULTING SERVICES (0.30%)
 Accenture /1/                                      2,775                 73,038
CONTAINERS-PAPER & PLASTIC (0.13%)
 Sealed Air /1/                                       570                 30,860
COSMETICS & TOILETRIES (1.66%)
 Procter & Gamble                                   4,100                409,508
CRUISE LINES (0.65%)
 Royal Caribbean Cruises                            4,620                160,730
DATA PROCESSING & MANAGEMENT (0.83%)
 Automatic Data Processing                          1,120                 44,363
 Fair, Isaac                                        1,270                 62,433
 Fiserv /1/                                         1,899                 75,030
 SEI Investments                                      720                 21,938
                                                                         203,764
DENTAL SUPPLIES & EQUIPMENT (0.26%)
 Patterson Dental /1/                                 980                 62,877
DIVERSIFIED FINANCIAL SERVICES (1.05%)
 Citigroup                                          5,320                258,233
DIVERSIFIED MANUFACTURING OPERATIONS (6.49%)
 3M                                                 4,320                367,330
 General Electric                                  39,830              1,233,933
                                                                       1,601,263
E-COMMERCE-SERVICES (0.14%)
 InterActiveCorp /1/                                1,000                 33,930
ELECTRIC-INTEGRATED (0.87%)
 Edison International /1/                           6,400                140,352
 Entergy                                            1,300                 74,269
                                                                         214,621
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (8.62%)
                                                                     $
 Altera /1/                                         3,770                 85,579
 Intel                                             44,220              1,423,884
 Intersil Holding                                     930                 23,110
 LSI Logic /1/                                      2,640                 23,417
 PMC - Sierra /1/                                   3,160                 63,674
 QLogic /1/                                         2,770                142,932
 Texas Instruments                                 12,370                363,431
                                                                       2,126,027
ELECTRONIC FORMS (0.34%)
 Adobe Systems                                      2,150                 84,495
ELECTRONIC PARTS DISTRIBUTION (0.11%)
 Arrow Electronics /1/                              1,190                 27,537
ELECTRONICS-MILITARY (0.17%)
 L-3 Communications Holdings /1/                      810                 41,602
ENTERPRISE SOFTWARE & SERVICE (0.59%)
 Computer Associates International                  1,720                 47,025
 Oracle /1/                                         7,510                 99,132
                                                                         146,157
ENTERTAINMENT SOFTWARE (0.15%)
 Electronic Arts /1/                                  760                 36,313
FIDUCIARY BANKS (0.31%)
 State Street                                       1,490                 77,599
FINANCE-CREDIT CARD (3.51%)
 American Express                                   1,000                 48,230
 Capital One Financial                              5,610                343,837
 MBNA                                              19,060                473,641
                                                                         865,708
FINANCE-INVESTMENT BANKER & BROKER (0.50%)
 Charles Schwab                                     4,790                 56,714
 Merrill Lynch                                      1,150                 67,447
                                                                         124,161
FINANCE-MORTGAGE LOAN/BANKER (2.31%)
 Doral Financial                                    1,230                 39,705
 Federal Home Loan Mortgage                         2,300                134,136
 Federal National Mortgage Association              5,270                395,566
                                                                         569,407
FOOD-RETAIL (0.20%)
 Kroger /1/                                         2,660                 49,237
FOOD-WHOLESALE & DISTRIBUTION (0.22%)
 Performance Food Group /1/                           390                 14,106
 Sysco                                              1,110                 41,326
                                                                          55,432
FOOTWEAR & RELATED APPAREL (0.08%)
 Timberland /1/                                       390                 20,307
HEALTH CARE COST CONTAINMENT (0.24%)
 Caremark Rx /1/                                    1,880                 47,620
 McKesson                                             330                 10,613
                                                                          58,233
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.10%)
                                                                     $
 Marriott International                               546                 25,225
INSTRUMENTS-SCIENTIFIC (0.11%)
 Fisher Scientific International /1/                  650                 26,890
INTERNET SECURITY (1.36%)
 Symantec /1/                                       8,980                311,157
 VeriSign /1/                                       1,560                 25,428
                                                                         336,585
LOTTERY SERVICES (0.23%)
 GTECH Holdings                                     1,160                 57,408
MEDICAL INFORMATION SYSTEM (0.10%)
 IMS Health                                         1,030                 25,606
MEDICAL INSTRUMENTS (2.24%)
 Beckman Coulter                                      380                 19,315
 Boston Scientific /1/                              2,540                 93,370
 Guidant                                            2,460                148,092
 Medtronic                                          5,490                266,869
 St. Jude Medical /1/                                 410                 25,154
                                                                         552,800
MEDICAL PRODUCTS (3.08%)
 Henry Schein /1/                                     870                 58,795
 Johnson & Johnson                                 12,750                658,665
 Varian Medical Systems /1/                           622                 42,980
                                                                         760,440
MEDICAL STERILIZATION PRODUCT (0.10%)
 Steris /1/                                         1,110                 25,086
MEDICAL-BIOMEDICAL/GENE (2.28%)
 Amgen /1/                                          5,970                368,946
 Biogen /1/                                           790                 29,056
 Genentech /1/                                        950                 88,892
 Genzyme /1/                                        1,550                 76,477
                                                                         563,371
MEDICAL-DRUGS (8.70%)
 Abbott Laboratories                                7,010                326,666
 Allergan                                           1,920                147,475
 Forest Laboratories /1/                            2,170                134,106
 Merck                                              2,460                113,652
 Pfizer                                            33,340              1,177,902
 Wyeth                                              5,830                247,484
                                                                       2,147,285
MEDICAL-GENERIC DRUGS (0.14%)
 Barr Laboratories /1/                                440                 33,858
MEDICAL-HMO (1.99%)
 Anthem /1/                                           210                 15,750
 Mid Atlantic Medical Services /1/                    460                 29,808
 UnitedHealth Group                                 4,650                270,537
 WellChoice /1/                                       410                 14,145
 Wellpoint Health Networks /1/                      1,650                160,033
                                                                         490,273
MEDICAL-HOSPITALS (0.43%)
 Community Health Systems /1/                         460                 12,227
 Health Management Associates                       1,790                 42,960
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                     $
 Universal Health Services /1/                        930                 49,959
                                                                         105,146
MEDICAL-NURSING HOMES (0.12%)
 Manor Care                                           840                 29,039
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.99%)
 AmerisourceBergen                                  1,290                 72,433
 Cardinal Health                                    2,800                171,248
                                                                         243,681
METAL-DIVERSIFIED (0.67%)
 Freeport-McMoran Copper & Gold                     3,900                164,307
MULTI-LINE INSURANCE (1.45%)
 American International Group                       5,400                357,912
MULTIMEDIA (0.37%)
 Time Warner /1/                                    2,850                 51,272
 Walt Disney                                        1,680                 39,194
                                                                          90,466
NETWORKING PRODUCTS (3.30%)
 Cisco Systems /1/                                 33,500                813,715
OFFICE AUTOMATION & EQUIPMENT (0.29%)
 Xerox /1/                                          5,250                 72,450
OIL & GAS DRILLING (0.13%)
 GlobalSantaFe                                      1,274                 31,633
OIL COMPANY-EXPLORATION & PRODUCTION (0.18%)
 Burlington Resources                                 817                 45,245
PHARMACY SERVICES (0.32%)
 Express Scripts /1/                                  320                 21,258
 Medco Health Solutions /1/                         1,670                 56,763
                                                                          78,021
PROPERTY & CASUALTY INSURANCE (0.18%)
 Fidelity National Financial                        1,140                 44,209
PUBLICLY TRADED INVESTMENT FUND (0.52%)
 Nasdaq 100 Shares /1/                              2,020                 73,568
 Standard & Poor's 500 Depository Receipts            500                 55,645
                                                                         129,213
REGIONAL BANKS (0.56%)
 U.S. Bancorp                                       2,560                 76,237
 Wells Fargo                                        1,040                 61,245
                                                                         137,482
RENTAL-AUTO & EQUIPMENT (0.12%)
 Rent-A-Center /1/                                    970                 28,984
RETAIL-APPAREL & SHOE (0.21%)
 Chico's FAS /1/                                    1,420                 52,469
RETAIL-ARTS & CRAFTS (0.09%)
 Michaels Stores                                      520                 22,984
RETAIL-AUTO PARTS (1.10%)
 Advance Auto Parts /1/                             1,710                139,194
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-AUTO PARTS (CONTINUED)
                                                                     $
 Autozone /1/                                       1,540                131,223
                                                                         270,417
RETAIL-BEDDING (0.43%)
 Bed Bath & Beyond /1/                              2,420                104,907
RETAIL-BUILDING PRODUCTS (3.37%)
 Home Depot                                        10,840                384,712
 Lowe's                                             8,060                446,443
                                                                         831,155
RETAIL-CONSUMER ELECTRONICS (0.63%)
 Best Buy /1/                                       2,990                156,198
RETAIL-DISCOUNT (3.95%)
 Family Dollar Stores                               1,464                 52,528
 TJX                                                8,210                181,031
 Wal-Mart Stores                                   13,990                742,169
                                                                         975,728
RETAIL-MAIL ORDER (0.13%)
 Williams-Sonoma /1/                                  890                 30,945
RETAIL-OFFICE SUPPLIES (0.75%)
 Staples /1/                                        6,780                185,094
RETAIL-PET FOOD & SUPPLIES (0.09%)
 PETsMART                                             950                 22,610
RETAIL-REGIONAL DEPARTMENT STORE (0.50%)
 Federated Department Stores                          800                 37,704
 Kohl's /1/                                         1,910                 85,835
                                                                         123,539
RETAIL-RESTAURANTS (0.62%)
 CBRL Group                                           490                 18,747
 Starbucks /1/                                      2,490                 82,320
 Yum! Brands /1/                                    1,490                 51,256
                                                                         152,323
SATELLITE TELECOM (0.41%)
 EchoStar Communications /1/                        2,970                100,980
SCHOOLS (1.28%)
 Apollo Group /1/                                   2,140                145,520
 Career Education /1/                               4,280                171,500
                                                                         317,020
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.36%)
 Linear Technology                                  1,400                 58,898
 Marvell Technology Group /1/                         820                 31,103
                                                                          90,001
SEMICONDUCTOR EQUIPMENT (1.67%)
 Applied Materials /1/                              7,750                173,987
 Kla-Tencor /1/                                     1,540                 90,352
 Lam Research /1/                                   3,850                124,355
 Novellus Systems /1/                                 580                 24,389
                                                                         413,083
TELECOMMUNICATION EQUIPMENT (1.98%)
 Harris                                               970                 36,812
 Nokia                                              3,990                 67,830
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                     $
 Qualcomm                                           7,140                385,060
                                                                         489,702
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.10%)
 CIENA /1/                                          3,660                 24,302
TELECOMMUNICATION SERVICES (0.18%)
 Avaya /1/                                          3,340                 43,220
TELEPHONE-INTEGRATED (0.83%)
 BellSouth                                          2,470                 69,901
 CenturyTel                                         3,120                101,774
 Sprint                                             2,080                 34,154
                                                                         205,829
THERAPEUTICS (0.28%)
 Amylin Pharmaceuticals /1/                         1,090                 24,220
 Gilead Sciences /1/                                  770                 44,768
                                                                          68,988
TOBACCO (0.94%)
 Altria Group                                       4,280                232,918
TOYS (0.07%)
 Mattel                                               880                 16,958
TRANSPORT-SERVICES (0.20%)
 United Parcel Service                                660                 49,203
WEB HOSTING & DESIGN (0.09%)
 Macromedia /1/                                     1,280                 22,835
                                     TOTAL COMMON STOCKS              24,379,746
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (98.80%)              24,379,746
CASH AND RECEIVABLES, NET OF LIABILITIES (1.20%)                         297,134
                              TOTAL NET ASSETS (100.00%)             $24,676,880
                                                                     -------------

                                      108

/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                               DECEMBER 31, 2003

                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (94.70%)
ADVERTISING AGENCIES (0.21%)
                                                                             $
 Interpublic Group                                          4,497                  70,153
 Omnicom Group                                              2,060                 179,900
                                                                                  250,053
AEROSPACE & DEFENSE (0.65%)
 Boeing                                                     9,124                 384,485
 Northrop Grumman                                           1,986                 189,862
 Raytheon                                                   4,514                 135,600
 Rockwell Collins                                           1,919                  57,628
                                                                                  767,575
AEROSPACE & DEFENSE EQUIPMENT (0.81%)
 General Dynamics                                           2,144                 193,796
 Goodrich                                                   1,275                  37,855
 Lockheed Martin                                            4,890                 251,346
 United Technologies                                        5,103                 483,611
                                                                                  966,608
AGRICULTURAL OPERATIONS (0.07%)
 Monsanto                                                   2,841                  81,764
AIRLINES (0.13%)
 Delta Air Lines                                            1,339                  15,814
 Southwest Airlines                                         8,538                 137,803
                                                                                  153,617
APPAREL MANUFACTURERS (0.12%)
 Jones Apparel Group                                        1,370                  48,265
 Liz Claiborne                                              1,183                  41,949
 VF                                                         1,171                  50,634
                                                                                  140,848
APPLIANCES (0.07%)
 Maytag                                                       851                  23,700
 Whirlpool                                                    756                  54,924
                                                                                   78,624
APPLICATIONS SOFTWARE (2.98%)
 Citrix Systems /1/                                         1,780                  37,754
 Compuware /1/                                              4,166                  25,163
 Intuit /1/                                                 2,153                 113,915
 Mercury Interactive /1/                                      976                  47,472
 Microsoft                                                117,270               3,229,616
 Parametric Technology /1/                                  2,888                  11,379
 Siebel Systems /1/                                         5,379                  74,607
                                                                                3,539,906
ATHLETIC FOOTWEAR (0.19%)
 Nike                                                       2,846                 194,837
 Reebok International                                         639                  25,126
                                                                                  219,963
AUTO-CARS & LIGHT TRUCKS (0.54%)
 Ford Motor                                                19,860                 317,760
 General Motors                                             6,081                 324,726
                                                                                  642,486
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.12%)
 Navistar International /1/                                   745                  35,678
 Paccar                                                     1,265                 107,677
                                                                                  143,355
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.09%)
                                                                             $
 Dana                                                       1,612                  29,580
 Delphi Automotive Systems                                  6,076                  62,036
 Visteon                                                    1,418                  14,762
                                                                                  106,378
BEVERAGES-NON-ALCOHOLIC (2.02%)
 Coca-Cola                                                 26,588               1,349,341
 Coca-Cola Enterprises                                      4,934                 107,907
 Pepsi Bottling Group                                       2,850                  68,913
 Pepsico                                                   18,620                 868,064
                                                                                2,394,225
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                                 658                  61,490
BREWERY (0.41%)
 Adolph Coors                                                 394                  22,103
 Anheuser-Busch                                             8,836                 465,481
                                                                                  487,584
BROADCASTING SERVICES & PROGRAMMING (0.26%)
 Clear Channel Communications                               6,677                 312,684
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 Masco                                                      5,024                 137,708
 Vulcan Materials                                           1,103                  52,470
                                                                                  190,178
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 American Standard /1/                                        790                  79,553
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Ecolab                                                     2,794                  76,472
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 Centex                                                       675                  72,664
 KB Home                                                      502                  36,405
 Pulte                                                        674                  63,100
                                                                                  172,169
CABLE TV (0.68%)
 Comcast /1/                                               24,413                 802,455
CASINO HOTELS (0.05%)
 Harrah's Entertainment                                     1,198                  59,624
CASINO SERVICES (0.11%)
 International Game Technology                              3,756                 134,089
CELLULAR TELECOMMUNICATIONS (0.48%)
 AT&T Wireless Services /1/                                29,440                 235,226
 Nextel Communications /1/                                 11,924                 334,587
                                                                                  569,813
CHEMICALS-DIVERSIFIED (0.97%)
 Dow Chemical                                               9,985                 415,076
 E. I. Du Pont de Nemours                                  10,811                 496,117
 Hercules /1/                                               1,203                  14,676
 PPG Industries                                             1,843                 117,989
 Rohm & Haas                                                2,415                 103,145
                                                                                1,147,003
CHEMICALS-SPECIALTY (0.11%)
 Eastman Chemical                                             838                  33,126
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                             $
 Engelhard                                                  1,361                  40,762
 Great Lakes Chemical                                         549                  14,927
 Sigma-Aldrich                                                753                  43,057
                                                                                  131,872
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                          2,167                  61,326
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                           1,581                  54,924
COMMERCIAL BANKS (0.76%)
 AmSouth Bancorp                                            3,808                  93,296
 BB&T                                                       5,928                 229,058
 First Tennessee National                                   1,361                  60,020
 Marshall & Ilsley                                          2,456                  93,942
 North Fork Bancorp.                                        1,645                  66,573
 Regions Financial                                          2,409                  89,615
 SouthTrust                                                 3,599                 117,795
 Synovus Financial                                          3,273                  94,655
 Zions Bancorp                                                974                  59,736
                                                                                  904,690
COMMERCIAL SERVICE-FINANCE (0.41%)
 Concord EFS /1/                                            5,045                  74,868
 Deluxe                                                       548                  22,649
 Equifax                                                    1,508                  36,946
 H&R Block                                                  1,934                 107,085
 Moody's                                                    1,613                  97,667
 Paychex                                                    4,089                 152,111
                                                                                  491,326
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                              1,551                  27,080
COMPUTER AIDED DESIGN (0.02%)
 Autodesk                                                   1,210                  29,742
COMPUTER SERVICES (0.30%)
 Computer Sciences /1/                                      2,031                  89,831
 Electronic Data Systems                                    5,210                 127,853
 Sungard Data Systems /1/                                   3,116                  86,344
 Unisys /1/                                                 3,583                  53,208
                                                                                  357,236
COMPUTERS (2.32%)
 Apple Computer /1/                                         3,931                  84,005
 Gateway /1/                                                3,519                  16,187
 Hewlett-Packard                                           33,070                 759,618
 International Business Machines                           18,660               1,729,409
 Sun Microsystems /1/                                      35,430                 159,081
                                                                                2,748,300
COMPUTERS-INTEGRATED SYSTEMS (0.83%)
 Dell /1/                                                  27,769                 943,035
 NCR /1/                                                    1,026                  39,809
                                                                                  982,844
COMPUTERS-MEMORY DEVICES (0.43%)
 EMC /1/                                                   26,064                 336,747
 Veritas Software /1/                                       4,638                 172,348
                                                                                  509,095
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.09%)
                                                                             $
 Lexmark International /1/                                  1,393                 109,546
CONSUMER PRODUCTS-MISCELLANEOUS (0.21%)
 American Greetings /1/                                       721                  15,768
 Clorox                                                     2,289                 111,154
 Fortune Brands                                             1,582                 113,097
 Tupperware                                                   634                  10,994
                                                                                  251,013
CONTAINERS-METAL & GLASS (0.03%)
 Ball                                                         612                  36,457
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                        576                  28,800
 Pactiv /1/                                                 1,705                  40,750
 Sealed Air /1/                                               922                  49,917
                                                                                  119,467
COSMETICS & TOILETRIES (2.25%)
 Alberto-Culver                                               638                  40,245
 Avon Products                                              2,565                 173,112
 Colgate-Palmolive                                          5,827                 291,641
 Gillette                                                  10,973                 403,038
 International Flavors & Fragrances                         1,016                  35,479
 Kimberly-Clark                                             5,471                 323,282
 Procter & Gamble                                          14,064               1,404,712
                                                                                2,671,509
CRUISE LINES (0.23%)
 Carnival                                                   6,833                 271,475
DATA PROCESSING & MANAGEMENT (0.56%)
 Automatic Data Processing                                  6,447                 255,366
 First Data                                                 7,905                 324,816
 Fiserv /1/                                                 2,102                  83,050
                                                                                  663,232
DISPOSABLE MEDICAL PRODUCTS (0.04%)
 C.R. Bard                                                    563                  45,744
DISTRIBUTION-WHOLESALE (0.09%)
 Genuine Parts                                              1,887                  62,648
 W.W. Grainger                                                989                  46,869
                                                                                  109,517
DIVERSIFIED FINANCIAL SERVICES (2.29%)
 Citigroup                                                 55,950               2,715,813
DIVERSIFIED MANUFACTURING OPERATIONS (4.84%)
 3M                                                         8,513                 723,860
 Cooper Industries                                          1,013                  58,683
 Crane                                                        645                  19,827
 Danaher                                                    1,666                 152,856
 Eaton                                                        824                  88,976
 General Electric /2/                                     108,901               3,373,753
 Honeywell International                                    9,350                 312,571
 Illinois Tool Works                                        3,342                 280,427
 ITT Industries                                             1,001                  74,284
 Textron                                                    1,475                  84,164
 Tyco International                                        21,681                 574,546
                                                                                5,743,947
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.21%)
                                                                             $
 Cendant /1/                                               10,990                 244,747
E-COMMERCE-SERVICES (0.40%)
 eBay /1/                                                   7,007                 452,582
 Monster Worldwide /1/                                      1,223                  26,857
                                                                                  479,439
ELECTRIC PRODUCTS-MISCELLANEOUS (0.31%)
 Emerson Electric                                           4,564                 295,519
 Molex                                                      2,064                  72,013
                                                                                  367,532
ELECTRIC-GENERATION (0.05%)
 AES /1/                                                    6,754                  63,758
ELECTRIC-INTEGRATED (2.28%)
 Allegheny Energy /1/                                       1,377                  17,571
 Ameren                                                     1,762                  81,052
 American Electric Power                                    4,284                 130,705
 Centerpoint Energy                                         3,320                  32,171
 Cinergy                                                    1,931                  74,942
 CMS Energy                                                 1,748                  14,893
 Consolidated Edison                                        2,445                 105,159
 Constellation Energy Group                                 1,814                  71,036
 Dominion Resources                                         3,519                 224,618
 DTE Energy                                                 1,825                  71,905
 Duke Energy                                                9,844                 201,310
 Edison International /1/                                   3,534                  77,501
 Entergy                                                    2,481                 141,740
 Exelon                                                     3,547                 235,379
 FirstEnergy                                                3,578                 125,946
 FPL Group                                                  1,995                 130,513
 NiSource                                                   2,846                  62,441
 PG&E /1/                                                   4,499                 124,937
 Pinnacle West Capital                                        989                  39,580
 PPL                                                        1,923                  84,131
 Progress Energy                                            2,658                 120,301
 Public Service Enterprise Group                            2,550                 111,690
 Southern                                                   7,941                 240,215
 TECO Energy                                                2,037                  29,353
 TXU                                                        3,513                  83,328
 XCEL Energy                                                4,324                  73,421
                                                                                2,705,838
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                                903                   9,780
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.10%)
 Sanmina /1/                                                5,611                  70,755
 Solectron /1/                                              9,067                  53,586
                                                                                  124,341
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.03%)
 Advanced Micro Devices /1/                                 3,781                  56,337
 Altera /1/                                                 4,107                  93,229
 Applied Micro Circuits /1/                                 3,330                  19,913
 Broadcom /1/                                               3,284                 111,952
 Intel                                                     70,845               2,281,209
 LSI Logic /1/                                              4,110                  36,456
 Micron Technology /1/                                      6,622                  89,198
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                             $
 National Semiconductor /1/                                 2,011                  79,253
 Nvidia /1/                                                 1,760                  40,920
 PMC - Sierra /1/                                           1,874                  37,761
 QLogic /1/                                                 1,024                  52,838
 Texas Instruments                                         18,771                 551,492
 Xilinx /1/                                                 3,713                 143,842
                                                                                3,594,400
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts /1/                                           634                  14,512
ELECTRONIC FORMS (0.08%)
 Adobe Systems                                              2,538                  99,743
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
 Agilent Technologies /1/                                   5,158                 150,820
 Tektronix                                                    917                  28,977
                                                                                  179,797
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                        890                  35,280
ENGINES-INTERNAL COMBUSTION (0.02%)
 Cummins Engine                                               460                  22,512
ENTERPRISE SOFTWARE & SERVICE (0.93%)
 BMC Software /1/                                           2,454                  45,767
 Computer Associates International                          6,281                 171,722
 Novell /1/                                                 4,050                  42,606
 Oracle /1/                                                56,688                 748,282
 Peoplesoft /1/                                             4,066                  92,705
                                                                                1,101,082
ENTERTAINMENT SOFTWARE (0.13%)
 Electronic Arts /1/                                        3,230                 154,329
FIDUCIARY BANKS (0.61%)
 Bank of New York                                           8,390                 277,877
 Mellon Financial                                           4,666                 149,825
 Northern Trust                                             2,390                 110,944
 State Street                                               3,625                 188,790
                                                                                  727,436
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                       1,355                  36,355
FINANCE-CONSUMER LOANS (0.15%)
 SLM                                                        4,889                 184,218
FINANCE-CREDIT CARD (1.02%)
 American Express                                          13,951                 672,857
 Capital One Financial                                      2,504                 153,470
 MBNA                                                      13,856                 344,322
 Providian Financial /1/                                    3,147                  36,631
                                                                                1,207,280
FINANCE-INVESTMENT BANKER & BROKER (1.92%)
 Bear Stearns                                               1,062                  84,907
 Charles Schwab                                            14,714                 174,214
 Goldman Sachs Group                                        5,136                 507,077
 Lehman Brothers Holdings                                   2,945                 227,413
 Merrill Lynch                                             10,252                 601,280
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                             $
 Morgan Stanley                                            11,746                 679,741
                                                                                2,274,632
FINANCE-MORTGAGE LOAN/BANKER (1.21%)
 Countrywide Credit Industries                              2,656                 201,458
 Federal Home Loan Mortgage                                 7,546                 440,083
 Federal National Mortgage Association                     10,539                 791,057
                                                                                1,432,598
FINANCIAL GUARANTEE INSURANCE (0.20%)
 Ambac Financial Group                                      1,159                  80,423
 MBIA                                                       1,564                  92,636
 MGIC Investment                                            1,067                  60,755
                                                                                  233,814
FOOD-CONFECTIONERY (0.21%)
 Hershey Foods                                              1,411                 108,633
 Wm. Wrigley Jr.                                            2,437                 136,984
                                                                                  245,617
FOOD-FLOUR & GRAIN (0.09%)
 Archer Daniels Midland                                     7,014                 106,753
FOOD-MISCELLANEOUS/DIVERSIFIED (0.84%)
 Campbell Soup                                              4,450                 119,260
 ConAgra Foods                                              5,823                 153,669
 General Mills                                              4,049                 183,420
 H.J. Heinz                                                 3,816                 139,017
 Kellogg                                                    4,427                 168,580
 McCormick                                                  1,505                  45,300
 Sara Lee                                                   8,572                 186,098
                                                                                  995,344
FOOD-RETAIL (0.30%)
 Albertson's                                                3,980                  90,147
 Kroger /1/                                                 8,081                 149,580
 Safeway /1/                                                4,797                 105,102
 Winn-Dixie Stores                                          1,536                  15,283
                                                                                  360,112
FOOD-WHOLESALE & DISTRIBUTION (0.26%)
 Supervalu                                                  1,455                  41,598
 Sysco                                                      7,020                 261,355
                                                                                  302,953
FORESTRY (0.05%)
 Plum Creek Timber                                          1,985                  60,443
GAS-DISTRIBUTION (0.14%)
 KeySpan                                                    1,725                  63,480
 Nicor                                                        478                  16,271
 Peoples Energy                                               399                  16,774
 Sempra Energy                                              2,454                  73,767
                                                                                  170,292
GOLD MINING (0.19%)
 Newmont Mining                                             4,686                 227,786
HEALTH CARE COST CONTAINMENT (0.09%)
 McKesson                                                   3,161                 101,658
HOME DECORATION PRODUCTS (0.06%)
 Newell Rubbermaid                                          2,976                  67,764
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (0.04%)
                                                                             $
 Leggett & Platt                                            2,082                  45,034
HOTELS & MOTELS (0.22%)
 Hilton Hotels                                              4,114                  70,473
 Marriott International                                     2,507                 115,823
 Starwood Hotels & Resorts Worldwide                        2,194                  78,918
                                                                                  265,214
HUMAN RESOURCES (0.04%)
 Robert Half International /1/                              1,857                  43,342
IDENTIFICATION SYSTEM-DEVELOPMENT (0.04%)
 Symbol Technologies                                        2,501                  42,242
INDEPENDENT POWER PRODUCER (0.02%)
 Calpine /1/                                                4,480                  21,549
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 Rockwell International                                     2,022                  71,983
INDUSTRIAL GASES (0.22%)
 Air Products & Chemicals                                   2,464                 130,173
 Praxair                                                    3,527                 134,732
                                                                                  264,905
INSTRUMENTS-CONTROLS (0.20%)
 Johnson Controls                                             980                 113,798
 Parker Hannifin                                            1,285                  76,457
 Thermo Electron /1/                                        1,766                  44,503
                                                                                  234,758
INSTRUMENTS-SCIENTIFIC (0.12%)
 Applied Biosystems Group                                   2,256                  46,722
 Millipore /1/                                                530                  22,816
 PerkinElmer                                                1,375                  23,471
 Waters /1/                                                 1,317                  43,672
                                                                                  136,681
INSURANCE BROKERS (0.30%)
 Aon                                                        3,401                  81,420
 Marsh & McLennan                                           5,750                 275,367
                                                                                  356,787
INTERNET SECURITY (0.10%)
 Symantec /1/                                               3,341                 115,766
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.24%)
 Federated Investors                                        1,178                  34,586
 Franklin Resources                                         2,722                 141,707
 Janus Capital Group                                        2,610                  42,830
 T. Rowe Price Group                                        1,351                  64,051
                                                                                  283,174
LEISURE & RECREATION PRODUCTS (0.03%)
 Brunswick                                                    992                  31,575
LIFE & HEALTH INSURANCE (0.59%)
 Aflac                                                      5,561                 201,197
 Jefferson-Pilot                                            1,530                  77,495
 John Hancock Financial Services                            3,137                 117,638
 Lincoln National                                           1,930                  77,914
 Principal Financial Group /3/                              3,504                 115,877
 Torchmark                                                  1,228                  55,923
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                             $
 UnumProvident                                              3,211                  50,637
                                                                                  696,681
LINEN SUPPLY & RELATED ITEMS (0.08%)
 Cintas                                                     1,852                  92,841
MACHINERY-CONSTRUCTION & MINING (0.26%)
 Caterpillar                                                3,766                 312,653
MACHINERY-FARM (0.14%)
 Deere                                                      2,603                 169,325
MACHINERY-GENERAL INDUSTRY (0.18%)
 Dover                                                      2,197                  87,331
 Ingersoll-Rand                                             1,882                 127,750
                                                                                  215,081
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                 2,597                  64,561
MEDICAL INSTRUMENTS (1.17%)
 Biomet                                                     2,773                 100,965
 Boston Scientific /1/                                      8,884                 326,576
 Guidant                                                    3,373                 203,054
 Medtronic                                                 13,147                 639,076
 St. Jude Medical /1/                                       1,872                 114,847
                                                                                1,384,518
MEDICAL LABORATORY & TESTING SERVICE (0.07%)
 Quest Diagnostics /1/                                      1,128                  82,468
MEDICAL PRODUCTS (1.98%)
 Baxter International                                       6,620                 202,042
 Becton Dickinson                                           2,754                 113,299
 Johnson & Johnson                                         32,192               1,663,039
 Stryker                                                    2,164                 183,962
 Zimmer Holdings /1/                                        2,622                 184,589
                                                                                2,346,931
MEDICAL-BIOMEDICAL/GENE (1.04%)
 Amgen /1/                                                 13,990                 864,582
 Biogen /1/                                                 3,554                 130,716
 Chiron /1/                                                 2,036                 116,032
 Genzyme /1/                                                2,430                 119,896
                                                                                1,231,226
MEDICAL-DRUGS (6.44%)
 Abbott Laboratories                                       16,956                 790,150
 Allergan                                                   1,415                 108,686
 Bristol-Myers Squibb                                      21,034                 601,572
 Eli Lilly                                                 12,179                 856,549
 Forest Laboratories /1/                                    3,965                 245,037
 King Pharmaceuticals /1/                                   2,615                  39,905
 Medimmune /1/                                              2,684                  68,174
 Merck                                                     24,132               1,114,898
 Pfizer                                                    82,770               2,924,264
 Schering-Plough                                           15,937                 277,145
 Wyeth                                                     14,445                 613,190
                                                                                7,639,570
MEDICAL-GENERIC DRUGS (0.05%)
 Watson Pharmaceutical /1/                                  1,170                  53,820
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.67%)
                                                                             $
 Aetna                                                      1,655                 111,845
 Anthem /1/                                                 1,500                 112,500
 Humana /1/                                                 1,747                  39,919
 UnitedHealth Group                                         6,362                 370,141
 Wellpoint Health Networks /1/                              1,648                 159,840
                                                                                  794,245
MEDICAL-HOSPITALS (0.32%)
 HCA                                                        5,375                 230,910
 Health Management Associates                               2,601                  62,424
 Tenet Healthcare /1/                                       5,041                  80,908
                                                                                  374,242
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                   966                  33,395
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.30%)
 AmerisourceBergen                                          1,213                  68,110
 Cardinal Health                                            4,695                 287,146
                                                                                  355,256
METAL PROCESSORS & FABRICATION (0.01%)
 Worthington Industries                                       933                  16,822
METAL-ALUMINUM (0.30%)
 Alcoa                                                      9,385                 356,630
METAL-COPPER (0.06%)
 Phelps Dodge /1/                                             969                  73,731
METAL-DIVERSIFIED (0.07%)
 Freeport-McMoran Copper & Gold                             1,980                  83,417
MISCELLANEOUS INVESTING (0.34%)
 Apartment Investment & Management                          1,021                  35,225
 Equity Office Properties Trust                             4,335                 124,198
 Equity Residential Properties Trust                        2,987                  88,146
 Prologis Trust                                             1,951                  62,608
 Simon Property Group                                       2,075                  96,155
                                                                                  406,332
MONEY CENTER BANKS (1.78%)
 Bank of America                                           16,116               1,296,210
 JP Morgan Chase                                           22,128                 812,761
                                                                                2,108,971
MOTORCYCLE & MOTOR SCOOTER (0.13%)
 Harley-Davidson                                            3,286                 156,184
MULTI-LINE INSURANCE (2.72%)
 Allstate                                                   7,630                 328,243
 American International Group                              28,285               1,874,730
 Cigna                                                      1,524                  87,630
 Cincinnati Financial                                       1,740                  72,871
 Hartford Financial Services                                3,068                 181,104
 Loews                                                      2,012                  99,493
 MetLife                                                    8,245                 277,609
 Prudential Financial                                       5,862                 244,856
 Safeco                                                     1,502                  58,473
                                                                                3,225,009
MULTIMEDIA (2.26%)
 Gannett                                                    2,940                 262,130
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                             $
 McGraw-Hill                                                2,078                 145,294
 Meredith                                                     544                  26,553
 Time Warner /1/                                           49,043                 882,283
 Viacom                                                    18,973                 842,022
 Walt Disney                                               22,184                 517,553
                                                                                2,675,835
NETWORKING PRODUCTS (1.71%)
 Cisco Systems /1/                                         74,872               1,818,641
 Lucent Technologies /1/                                   45,482                 129,169
 Network Appliance /1/                                      3,743                  76,844
                                                                                2,024,654
NON-HAZARDOUS WASTE DISPOSAL (0.20%)
 Allied Waste Industries /1/                                3,473                  48,205
 Waste Management                                           6,317                 186,983
                                                                                  235,188
OFFICE AUTOMATION & EQUIPMENT (0.19%)
 Pitney Bowes                                               2,534                 102,931
 Xerox /1/                                                  8,589                 118,528
                                                                                  221,459
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                             1,198                  67,112
OIL & GAS DRILLING (0.19%)
 Nabors Industries /1/                                      1,589                  65,943
 Noble /1/                                                  1,451                  51,917
 Rowan /1/                                                  1,020                  23,633
 Transocean Sedco Forex /1/                                 3,469                  83,291
                                                                                  224,784
OIL COMPANY-EXPLORATION & PRODUCTION (0.55%)
 Anadarko Petroleum                                         2,721                 138,798
 Apache                                                     1,758                 142,574
 Burlington Resources                                       2,155                 119,344
 Devon Energy                                               2,522                 144,410
 EOG Resources                                              1,248                  57,620
 Kerr-McGee                                                 1,094                  50,860
                                                                                  653,606
OIL COMPANY-INTEGRATED (4.10%)
 Amerada Hess                                                 975                  51,841
 ChevronTexaco                                             11,594               1,001,606
 ConocoPhillips                                             7,384                 484,169
 Exxon Mobil                                               71,688               2,939,208
 Marathon Oil                                               3,365                 111,348
 Occidental Petroleum                                       4,176                 176,394
 Unocal                                                     2,808                 103,418
                                                                                4,867,984
OIL REFINING & MARKETING (0.06%)
 Ashland                                                      744                  32,781
 Sunoco                                                       837                  42,812
                                                                                   75,593
OIL-FIELD SERVICES (0.55%)
 Baker Hughes                                               3,632                 116,805
 BJ Services /1/                                            1,717                  61,640
 Halliburton                                                4,752                 123,552
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                             $
 Schlumberger                                               6,350                 347,472
                                                                                  649,469
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                                570                  29,583
PAPER & RELATED PRODUCTS (0.52%)
 Boise Cascade                                                937                  30,790
 Georgia-Pacific                                            2,757                  84,557
 International Paper                                        5,211                 224,646
 Louisiana-Pacific /1/                                      1,149                  20,544
 MeadWestvaco                                               2,175                  64,706
 Temple-Inland                                                589                  36,913
 Weyerhaeuser                                               2,384                 152,576
                                                                                  614,732
PHARMACY SERVICES (0.13%)
 Express Scripts /1/                                          851                  56,532
 Medco Health Solutions /1/                                 2,931                  99,625
                                                                                  156,157
PHOTO EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak                                              3,108                  79,782
PIPELINES (0.17%)
 Dynegy /1/                                                 4,089                  17,501
 El Paso                                                    6,597                  54,029
 Kinder Morgan                                              1,337                  79,017
 Williams                                                   5,620                  55,188
                                                                                  205,735
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                                  2,154                  52,665
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons                                      1,233                  37,175
PROPERTY & CASUALTY INSURANCE (0.72%)
 ACE                                                        3,026                 125,337
 Chubb                                                      2,036                 138,652
 Progressive                                                2,344                 195,935
 St. Paul                                                   2,473                  98,054
 Travelers Property Casualty                               10,898                 184,939
 XL Capital                                                 1,488                 115,394
                                                                                  858,311
PUBLICLY TRADED INVESTMENT FUND (0.62%)
 iShares S&P 500 Index Fund                                 6,590                 732,413
PUBLISHING-NEWSPAPERS (0.31%)
 Dow Jones                                                    884                  44,067
 Knight Ridder                                                866                  67,003
 New York Times                                             1,615                  77,181
 Tribune                                                    3,387                 174,769
                                                                                  363,020
REGIONAL BANKS (4.01%)
 Bank One                                                  12,124                 552,733
 Comerica                                                   1,903                 106,682
 Fifth Third Bancorp                                        6,172                 364,765
 FleetBoston Financial                                     11,438                 499,269
 Huntington Bancshares                                      2,482                  55,845
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                             $
 KeyCorp                                                    4,545                 133,260
 National City                                              6,594                 223,800
 PNC Financial Services Group                               3,008                 164,628
 SunTrust Banks                                             3,054                 218,361
 U.S. Bancorp                                              20,919                 622,968
 Union Planters                                             2,045                  64,397
 Wachovia                                                  14,358                 668,939
 Wells Fargo                                               18,351               1,080,690
                                                                                4,756,337
RETAIL-APPAREL & SHOE (0.32%)
 Gap                                                        9,716                 225,509
 Limited                                                    5,604                 101,040
 Nordstrom                                                  1,490                  51,107
                                                                                  377,656
RETAIL-AUTO PARTS (0.07%)
 Autozone /1/                                                 962                  81,972
RETAIL-AUTOMOBILE (0.05%)
 AutoNation /1/                                             2,984                  54,816
RETAIL-BEDDING (0.12%)
 Bed Bath & Beyond /1/                                      3,212                 139,240
RETAIL-BUILDING PRODUCTS (1.14%)
 Home Depot                                                24,677                 875,787
 Lowe's                                                     8,529                 472,421
                                                                                1,348,208
RETAIL-CONSUMER ELECTRONICS (0.22%)
 Best Buy /1/                                               3,510                 183,363
 Circuit City Stores                                        2,272                  23,015
 RadioShack                                                 1,780                  54,610
                                                                                  260,988
RETAIL-DISCOUNT (2.81%)
 Big Lots /1/                                               1,267                  18,004
 Costco Wholesale /1/                                       4,965                 184,599
 Dollar General                                             3,655                  76,718
 Family Dollar Stores                                       1,871                  67,132
 Target                                                     9,886                 379,622
 TJX                                                        5,459                 120,371
 Wal-Mart Stores                                           46,939               2,490,114
                                                                                3,336,560
RETAIL-DRUG STORE (0.47%)
 CVS                                                        4,284                 154,738
 Walgreen                                                  11,119                 404,509
                                                                                  559,247
RETAIL-JEWELRY (0.06%)
 Tiffany                                                    1,590                  71,868
RETAIL-MAJOR DEPARTMENT STORE (0.25%)
 J.C. Penney                                                2,961                  77,815
 May Department Stores                                      3,130                  90,989
 Sears Roebuck                                              2,753                 125,234
                                                                                  294,038
RETAIL-OFFICE SUPPLIES (0.17%)
 Office Depot /1/                                           3,396                  56,747
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (CONTINUED)
                                                                             $
 Staples /1/                                                5,371                 146,628
                                                                                  203,375
RETAIL-REGIONAL DEPARTMENT STORE (0.23%)
 Dillards                                                     904                  14,880
 Federated Department Stores                                1,961                  92,422
 Kohl's /1/                                                 3,688                 165,739
                                                                                  273,041
RETAIL-RESTAURANTS (0.57%)
 Darden Restaurants                                         1,789                  37,641
 McDonald's                                                13,765                 341,785
 Starbucks /1/                                              4,241                 140,207
 Wendy's International                                      1,236                  48,501
 Yum! Brands /1/                                            3,191                 109,770
                                                                                  677,904
RETAIL-TOY STORE (0.02%)
 Toys R Us /1/                                              2,316                  29,274
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                         800                  17,104
 Goodyear Tire & Rubber                                     1,902                  14,950
                                                                                   32,054
SAVINGS & LOANS-THRIFTS (0.54%)
 Charter One Financial                                      2,414                  83,404
 Golden West Financial                                      1,648                 170,057
 Washington Mutual                                          9,754                 391,330
                                                                                  644,791
SCHOOLS (0.11%)
 Apollo Group /1/                                           1,913                 130,084
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.42%)
 Analog Devices /1/                                         3,984                 181,870
 Linear Technology                                          3,389                 142,575
 Maxim Integrated Products                                  3,564                 177,487
                                                                                  501,932
SEMICONDUCTOR EQUIPMENT (0.55%)
 Applied Materials /1/                                     18,038                 404,953
 Kla-Tencor /1/                                             2,112                 123,911
 Novellus Systems /1/                                       1,652                  69,467
 Teradyne /1/                                               2,075                  52,809
                                                                                  651,140
STEEL PRODUCERS (0.07%)
 Nucor                                                        848                  47,488
 United States Steel                                        1,120                  39,222
                                                                                   86,710
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                                       874                  11,554
TELECOMMUNICATION EQUIPMENT (0.53%)
 ADC Telecommunications /1/                                 8,729                  25,925
 Andrew /1/                                                 1,666                  19,176
 Comverse Technology /1/                                    2,092                  36,798
 Qualcomm                                                   8,677                 467,951
 Scientific-Atlanta                                         1,647                  44,963
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                             $
 Tellabs /1/                                                4,525                  38,146
                                                                                  632,959
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.20%)
 CIENA /1/                                                  5,138                  34,116
 Corning /1/                                               14,422                 150,422
 JDS Uniphase /1/                                          15,563                  56,805
                                                                                  241,343
TELECOMMUNICATION SERVICES (0.05%)
 Avaya /1/                                                  4,519                  58,476
TELEPHONE-INTEGRATED (2.77%)
 ALLTEL                                                     3,385                 157,673
 AT&T                                                       8,568                 173,930
 BellSouth                                                 20,045                 567,274
 CenturyTel                                                 1,564                  51,018
 Citizens Communications /1/                                3,085                  38,316
 Qwest Communications International /1/                    19,179                  82,853
 SBC Communications                                        35,907                 936,095
 Sprint                                                     9,804                 160,982
 Sprint PCS /1/                                            11,226                  63,090
 Verizon Communications                                    29,951               1,050,681
                                                                                3,281,912
TELEVISION (0.12%)
 Univision Communications /1/                               3,498                 138,836
TOBACCO (1.11%)
 Altria Group                                              22,030               1,198,872
 RJ Reynolds Tobacco Holdings                                 918                  53,382
 UST                                                        1,800                  64,242
                                                                                1,316,496
TOOLS-HAND HELD (0.08%)
 Black & Decker                                               842                  41,527
 Snap-On                                                      632                  20,376
 Stanley Works                                                878                  33,250
                                                                                   95,153
TOYS (0.11%)
 Hasbro                                                     1,893                  40,283
 Mattel                                                     4,662                  89,837
                                                                                  130,120
TRANSPORT-RAIL (0.43%)
 Burlington Northern Santa Fe                               4,025                 130,209
 CSX                                                        2,321                  83,417
 Norfolk Southern                                           4,234                 100,134
 Union Pacific                                              2,767                 192,251
                                                                                  506,011
TRANSPORT-SERVICES (0.95%)
 FedEx                                                      3,235                 218,363
 United Parcel Service                                     12,193                 908,988
                                                                                1,127,351
TRAVEL SERVICES (0.03%)
 Sabre Holdings                                             1,556                  33,594
TRUCKING & LEASING (0.02%)
 Ryder System                                                 696                  23,768
                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (0.27%)
                                                                             $
 Yahoo /1/                                                  7,129                 322,017
WIRELESS EQUIPMENT (0.30%)
 Motorola                                                  25,246                 355,211
                                             TOTAL COMMON STOCKS              112,345,028

                                                       Principal
                                                         Amount                 Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.50%)
MONEY CENTER BANKS (4.50%)
 Investment in Joint Trading Account; Citicorp
                                                       $                     $
  0.85%; 01/02/04                                       5,335,510               5,335,510
                                          TOTAL COMMERCIAL PAPER                5,335,510

                                                         Shares
                                                          Held                  Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.55%)
 Morgan Stanley; 0.81%; 01/02/04 (collateralized
  by FNMA; $661,199; 01/15/08) /4/                        658,000                 658,000
                                     TOTAL REPURCHASE AGREEMENTS                  658,000
                                                                             ------------

                            TOTAL PORTFOLIO INVESTMENTS (99.75%)              118,338,538
CASH AND RECEIVABLES, NET OF LIABILITIES (0.25%)                                  299,388
                                      TOTAL NET ASSETS (100.00%)             $118,637,926
                                                                             --------------

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                               DECEMBER 31, 2003



   Contract                  Opening       Current      Unrealized
    Type      Commitment  Market Value  Market Value   Gain(Loss)
------------------------------------------------------------------
FUTURES CONTRACTS

21 S&P 500      Buy         $5,671,175     $5,830,650   $159,475
March, 2004
Futures

See accompanying notes.

/1/ Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for futures contrcts.
/3/ Affiliated security.
/4/ Security was purchased with the cash proceeds from securities loans.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP VALUE ACCOUNT

                               DECEMBER 31, 2003

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (91.10%)
AEROSPACE & DEFENSE EQUIPMENT (0.53%)
                                                                     $
 Goodrich                                           8,400                249,396
AGRICULTURAL OPERATIONS (0.60%)
 Monsanto                                           9,900                284,922
APPAREL MANUFACTURERS (0.53%)
 VF                                                 5,750                248,630
APPLIANCES (0.52%)
 Whirlpool                                          3,400                247,010
ATHLETIC FOOTWEAR (0.34%)
 Reebok International                               4,100                161,212
AUTO-CARS & LIGHT TRUCKS (0.85%)
 General Motors                                     7,525                401,835
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.24%)
 Paccar                                             1,337                113,805
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.11%)
 American Axle & Manufacturing Holdings /1/         3,800                153,596
 Autoliv                                            6,600                248,490
 BorgWarner                                         1,900                161,633
 Dana                                               7,025                128,909
 Lear /1/                                           1,500                 91,995
 Magna International                                2,625                210,131
                                                                         994,754
BATTERIES & BATTERY SYSTEMS (0.25%)
 Energizer Holdings /1/                             3,100                116,436
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.33%)
 Vulcan Materials                                   3,325                158,170
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.36%)
 Martin Marietta Materials                          3,650                171,441
BUILDING-RESIDENTIAL & COMMERCIAL (1.31%)
 Centex                                             1,500                161,475
 KB Home                                            3,025                219,373
 Pulte                                              2,550                238,731
                                                                         619,579
CABLE TV (1.09%)
 Comcast /1/                                       14,541                477,963
 Comcast /1/                                        1,225                 38,318
                                                                         516,281
CHEMICALS-DIVERSIFIED (1.65%)
 Dow Chemical                                       7,300                303,461
 E. I. Du Pont de Nemours                           6,500                298,285
 PPG Industries                                     2,800                179,256
                                                                         781,002
CHEMICALS-SPECIALTY (0.10%)
 Lubrizol                                           1,400                 45,528
COATINGS & PAINT (0.11%)
 Sherwin-Williams                                   1,500                 52,110
COMMERCIAL BANKS (0.82%)
 AmSouth Bancorp                                    9,075                222,338
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                     $
 Regions Financial                                  4,475                166,470
                                                                         388,808
COMPUTER SERVICES (0.63%)
 Electronic Data Systems                           12,100                296,934
COMPUTERS (2.37%)
 Hewlett-Packard                                   35,257                809,853
 International Business Machines                    3,350                310,478
                                                                       1,120,331
COMPUTERS-MEMORY DEVICES (0.01%)
 Quantum /1/                                        1,900                  5,928
COSMETICS & TOILETRIES (0.06%)
 Procter & Gamble                                     300                 29,964
DISTRIBUTION-WHOLESALE (0.64%)
 Genuine Parts                                      2,975                 98,770
 Ingram Micro /1/                                   2,200                 34,980
 Tech Data /1/                                      4,250                168,683
                                                                         302,433
DIVERSIFIED FINANCIAL SERVICES (4.60%)
 Citigroup                                         44,775              2,173,378
DIVERSIFIED MANUFACTURING OPERATIONS (1.98%)
 Cooper Industries                                  1,725                 99,929
 Crane                                              1,800                 55,332
 Eaton                                              2,575                278,049
 Textron                                            5,100                291,006
 Tyco International                                 8,000                212,000
                                                                         936,316
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.31%)
 Cendant /1/                                        6,500                144,755
ELECTRIC-INTEGRATED (5.73%)
 Alliant Energy                                     6,000                149,400
 Ameren                                             2,375                109,250
 American Electric Power                           10,850                331,033
 Cinergy                                            2,900                112,549
 Consolidated Edison                                1,500                 64,515
 Constellation Energy Group                         2,100                 82,236
 Edison International /1/                           2,100                 46,053
 Entergy                                            4,650                265,655
 Exelon                                             5,700                378,252
 FirstEnergy                                        8,200                288,640
 Northeast Utilities                                9,400                189,598
 PG&E /1/                                           3,000                 83,310
 PPL                                                1,875                 82,031
 Puget Energy                                       1,300                 30,901
 TXU                                               12,000                284,640
 XCEL Energy                                       12,200                207,156
                                                                       2,705,219
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.43%)
 Flextronics International /1/                     13,400                198,856
 Sanmina /1/                                       11,600                146,276
 Solectron /1/                                     29,500                174,345
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                     $
 Vishay Intertechnology /1/                         6,900                158,010
                                                                         677,487
ELECTRONIC CONNECTORS (0.04%)
 Thomas & Betts /1/                                   725                 16,595
ELECTRONIC PARTS DISTRIBUTION (0.03%)
 Arrow Electronics /1/                                700                 16,198
FINANCE-INVESTMENT BANKER & BROKER (2.16%)
 Bear Stearns                                       3,725                297,814
 Lehman Brothers Holdings                           4,300                332,046
 Merrill Lynch                                      5,800                340,170
 Morgan Stanley                                       900                 52,083
                                                                       1,022,113
FINANCE-MORTGAGE LOAN/BANKER (1.43%)
 Countrywide Credit Industries                      1,167                 88,492
 Federal Home Loan Mortgage                         6,300                367,416
 Federal National Mortgage Association              2,925                219,550
                                                                         675,458
FINANCIAL GUARANTEE INSURANCE (1.12%)
 MBIA                                               4,600                272,458
 MGIC Investment                                    4,500                256,230
                                                                         528,688
FOOD-MISCELLANEOUS/DIVERSIFIED (0.38%)
 Sara Lee                                           8,200                178,022
FOOD-RETAIL (1.15%)
 Kroger /1/                                        16,800                310,968
 Safeway /1/                                       10,675                233,889
                                                                         544,857
GAS-DISTRIBUTION (0.45%)
 Sempra Energy                                      7,100                213,426
HOME FURNISHINGS (0.15%)
 Leggett & Platt                                    3,200                 69,216
INDUSTRIAL AUTOMATION & ROBOTS (0.10%)
 Rockwell International                             1,300                 46,280
INSTRUMENTS-CONTROLS (0.40%)
 Parker Hannifin                                    3,175                188,913
INSURANCE BROKERS (0.51%)
 Aon                                               10,000                239,400
LIFE & HEALTH INSURANCE (1.20%)
 Jefferson-Pilot                                    5,450                276,043
 John Hancock Financial Services                    7,700                288,750
                                                                         564,793
MACHINERY-CONSTRUCTION & MINING (0.51%)
 Caterpillar                                        2,900                240,758
MEDICAL INSTRUMENTS (0.46%)
 Guidant                                            3,600                216,720
MEDICAL-DRUGS (3.12%)
 Bristol-Myers Squibb                              11,850                338,910
 GlaxoSmithKline                                    4,500                209,790
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                     $
 Merck                                             12,050                556,710
 Pfizer                                             6,075                214,630
 Wyeth                                              3,650                154,942
                                                                       1,474,982
MEDICAL-HMO (0.48%)
 Aetna                                                625                 42,238
 Health Net /1/                                     1,575                 51,502
 Humana /1/                                         5,800                132,530
                                                                         226,270
METAL-ALUMINUM (1.03%)
 Alcan                                              4,800                225,360
 Alcoa                                              6,900                262,200
                                                                         487,560
MONEY CENTER BANKS (2.49%)
 Bank of America                                   13,075              1,051,622
 JP Morgan Chase                                    3,375                123,964
                                                                       1,175,586
MULTI-LINE INSURANCE (2.74%)
 Allstate                                           9,800                421,596
 American International Group                       2,600                172,328
 Hartford Financial Services                        6,000                354,180
 MetLife                                            9,050                304,713
 PartnerRe                                            700                 40,635
                                                                       1,293,452
MULTIMEDIA (1.67%)
 Time Warner /1/                                   32,700                588,273
 Viacom                                               375                 16,643
 Walt Disney                                        7,925                184,890
                                                                         789,806
NETWORKING PRODUCTS (0.17%)
 Lucent Technologies /1/                           29,100                 82,644
NON-HAZARDOUS WASTE DISPOSAL (0.32%)
 Allied Waste Industries /1/                       11,000                152,680
OIL COMPANY-INTEGRATED (9.15%)
 BP                                                 4,300                212,205
 ChevronTexaco                                     11,475                991,325
 ConocoPhillips                                     9,125                598,326
 Exxon Mobil                                       46,000              1,886,000
 Marathon Oil                                       9,600                317,664
 Occidental Petroleum                               7,475                315,744
                                                                       4,321,264
OIL REFINING & MARKETING (0.63%)
 Ashland                                            4,525                199,372
 Valero Energy                                      2,150                 99,631
                                                                         299,003
PAPER & RELATED PRODUCTS (1.19%)
 Boise Cascade                                      1,300                 42,718
 Georgia-Pacific                                    9,550                292,898
 MeadWestvaco                                       7,550                224,613
                                                                         560,229
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (0.07%)
                                                                     $
 Williams                                           3,500                 34,370
POWER CONVERTER & SUPPLY EQUIPMENT (0.34%)
 Hubbell                                            3,675                162,068
PRINTING-COMMERCIAL (0.37%)
 R.R. Donnelley & Sons                              5,875                177,131
PROPERTY & CASUALTY INSURANCE (2.28%)
 ACE                                                2,500                103,550
 Chubb                                              4,625                314,962
 St. Paul                                           7,100                281,515
 Travelers Property Casualty                       11,997                201,310
 Travelers Property Casualty                          610                 10,352
 XL Capital                                         2,100                162,855
                                                                       1,074,544
REGIONAL BANKS (9.41%)
 Bank One                                           8,875                404,611
 Comerica                                           5,300                297,118
 FleetBoston Financial                             13,225                577,271
 Huntington Bancshares                              6,475                145,688
 KeyCorp                                            9,175                269,011
 National City                                     11,525                391,158
 PNC Financial Services Group                       5,500                301,015
 SunTrust Banks                                     5,175                370,013
 U.S. Bancorp                                      21,000                625,380
 Wachovia                                          15,150                705,838
 Wells Fargo                                        6,050                356,285
                                                                       4,443,388
REINSURANCE (0.20%)
 RenaissanceRe Holdings                             1,900                 93,195
RETAIL-APPAREL & SHOE (0.15%)
 Foot Locker                                        3,000                 70,350
RETAIL-AUTOMOBILE (0.52%)
 AutoNation /1/                                    13,300                244,321
RETAIL-MAJOR DEPARTMENT STORE (1.05%)
 May Department Stores                              9,275                269,625
 Sears Roebuck                                      4,925                224,038
                                                                         493,663
RETAIL-OFFICE SUPPLIES (0.37%)
 Office Depot /1/                                  10,375                173,366
RETAIL-REGIONAL DEPARTMENT STORE (0.29%)
 Federated Department Stores                        2,900                136,677
RETAIL-RESTAURANTS (0.64%)
 McDonald's                                        12,100                300,443
RUBBER-TIRES (0.23%)
 Cooper Tire & Rubber                               5,000                106,900
SAVINGS & LOANS-THRIFTS (2.01%)
 Astoria Financial                                  5,100                189,720
 Golden West Financial                              2,650                273,453
 Washington Mutual                                 12,075                484,449
                                                                         947,622
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.85%)
                                                                     $
 ADC Telecommunications /1/                        46,600                138,402
 Nortel Networks /1/                               53,000                224,190
 Tellabs /1/                                        4,700                 39,621
                                                                         402,213
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.99%)
 Corning /1/                                       23,200                241,976
 JDS Uniphase /1/                                  61,200                223,380
                                                                         465,356
TELEPHONE-INTEGRATED (4.23%)
 BellSouth                                         17,200                486,760
 Qwest Communications International /1/            36,100                155,952
 SBC Communications                                15,100                393,657
 Sprint                                            21,000                344,820
 Sprint PCS /1/                                    20,500                115,210
 Verizon Communications                            14,300                501,644
                                                                       1,998,043
TEXTILE-HOME FURNISHINGS (0.33%)
 Mohawk Industries /1/                              2,200                155,188
TOBACCO (2.55%)
 Altria Group                                      17,500                952,350
 UST                                                7,000                249,830
                                                                       1,202,180
TOOLS-HAND HELD (0.25%)
 Black & Decker                                     2,350                115,902
TRANSPORT-RAIL (1.39%)
 Burlington Northern Santa Fe                       5,350                173,072
 CSX                                                7,800                280,332
 Norfolk Southern                                   8,500                201,025
                                                                         654,429
                                     TOTAL COMMON STOCKS              43,019,926
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (91.10%)              43,019,926
CASH AND RECEIVABLES, NET OF LIABILITIES (8.90%)                       4,200,699
                              TOTAL NET ASSETS (100.00%)             $47,220,625
                                                                     -------------

/1/ Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                               DECEMBER 31, 2003

                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (84.54%)
AEROSPACE & DEFENSE (0.27%)
 Raytheon
                                                                      $                     $
  6.75%; 08/15/07                                                         50,000                55,396
AEROSPACE & DEFENSE EQUIPMENT (0.25%)
 General Dynamics
  3.00%; 05/15/08                                                         10,000                 9,764
 Lockheed Martin
  7.45%; 06/15/04                                                         20,000                20,465
 United Technologies
  4.88%; 11/01/06                                                         20,000                21,226
                                                                                                51,455
AGRICULTURAL OPERATIONS (0.15%)
 Bunge Limited Finance /1/
  4.38%; 12/15/08                                                         30,000                30,177
AIRLINES (0.10%)
 Southwest Airlines
  5.50%; 11/01/06                                                         20,000                21,318
ASSET BACKED SECURITIES (0.25%)
 Chase Funding Mortgage Loan
  4.88%; 08/25/28                                                         50,000                51,704
AUTO-CARS & LIGHT TRUCKS (0.53%)
 DaimlerChrysler Holding
  6.90%; 09/01/04                                                         80,000                82,526
  7.25%; 01/18/06                                                         25,000                27,000
                                                                                               109,526
AUTOMOBILE SEQUENTIAL (7.79%)
 Capital Auto Receivables Asset Trust
  3.58%; 10/16/06                                                        175,000               179,391
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                                        325,000               318,437
  4.21%; 01/15/09                                                         75,000                77,590
 DaimlerChrysler Auto Trust
  3.09%; 01/08/08                                                        175,000               177,512
  6.70%; 03/08/06                                                         88,243                90,156
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                                        375,000               377,684
  4.72%; 12/15/05                                                        100,000               102,365
 M&I Auto Loan Trust
  3.04%; 10/20/08                                                         75,000                76,025
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                                        100,000               100,324
  3.33%; 01/15/08                                                        100,000               101,935
                                                                                             1,601,419
BEVERAGES-NON-ALCOHOLIC (0.16%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                         30,000                32,182
BEVERAGES-WINE & SPIRITS (0.35%)
 Diageo
  7.13%; 09/15/04                                                         25,000                25,984
 Diageo Capital
  3.38%; 03/20/08                                                         15,000                14,902
                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BEVERAGES-WINE & SPIRITS (CONTINUED)
 Diageo Finance
                                                                      $                     $
  3.00%; 12/15/06                                                         30,000                30,157
                                                                                                71,043
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.12%)
 Masco
  6.00%; 05/03/04                                                         25,000                25,346
CABLE TV (0.39%)
 Comcast Cable Communications
  6.38%; 01/30/06                                                         30,000                32,296
  8.13%; 05/01/04                                                         25,000                25,493
 Cox Communications
  6.88%; 06/15/05                                                         20,000                21,389
                                                                                                79,178
CELLULAR TELECOMMUNICATIONS (0.55%)
 360 Communications
  7.50%; 03/01/06                                                         15,000                16,621
 AT&T Wireless Services
  7.35%; 03/01/06                                                         25,000                27,338
 Cingular Wireless
  5.63%; 12/15/06                                                         20,000                21,453
 Verizon Wireless Capital
  5.38%; 12/15/06                                                         25,000                26,678
 Vodafone Group
  7.63%; 02/15/05                                                         20,000                21,321
                                                                                               113,411
CHEMICALS-DIVERSIFIED (0.23%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                         25,000                26,617
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                                         20,000                20,228
                                                                                                46,845
COATINGS & PAINT (0.11%)
 Valspar
  6.00%; 05/01/07                                                         20,000                21,704
COMMERCIAL BANKS (0.33%)
 AmSouth Bank
  2.82%; 11/03/06                                                         20,000                20,066
 Marshall & Isley Bank
  4.13%; 09/04/07                                                         25,000                26,246
 Union Planters Bank
  5.13%; 06/15/07                                                         20,000                21,304
                                                                                                67,616
COMMERCIAL MORTGAGE BACKED SECURITIES (0.26%)
 Merrill Lynch Mortgage Investors
  7.84%; 12/26/25                                                         50,000                53,685
COMMERCIAL SERVICE-FINANCE (0.08%)
 Equifax
  4.95%; 11/01/07                                                         15,000                15,689
COMPUTER SERVICES (0.10%)
 Electronic Data Systems
  6.85%; 10/15/04                                                         20,000                20,697
                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTERS (0.23%)
 Hewlett-Packard
                                                                      $                     $
  5.50%; 07/01/07                                                         25,000                27,020
 International Business Machines
  4.25%; 09/15/09                                                         20,000                20,517
                                                                                                47,537
COSMETICS & TOILETRIES (0.20%)
 Gillette
  2.50%; 06/01/08                                                         10,000                 9,626
  4.00%; 06/30/05                                                         10,000                10,355
 Procter & Gamble
  4.75%; 06/15/07                                                         20,000                21,172
                                                                                                41,153
CREDIT CARD ASSET BACKED SECURITIES (5.95%)
 American Express Credit Account                Master
  Trust
  5.60%; 11/15/06                                                         75,000                75,953
 Bank One Issuance Trust
  2.94%; 06/16/08                                                        165,000               167,445
  3.35%; 03/15/11                                                        100,000                99,541
 Capital One Master Trust
  5.30%; 06/15/09                                                        100,000               106,375
  5.45%; 03/16/09                                                         45,000                47,606
 Chase Credit Card Master Trust
  5.50%; 11/17/08                                                        190,000               204,141
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                                        200,000               201,537
  6.90%; 10/15/07                                                         75,000                81,260
 Discover Card Master Trust I
  5.15%; 10/15/09                                                         50,000                53,486
 MBNA Master Credit Card Trust
  6.35%; 12/15/06                                                         75,000                77,041
  6.90%; 01/15/08                                                        100,000               107,850
                                                                                             1,222,235
DATA PROCESSING & MANAGEMENT (0.05%)
 First Data
  3.38%; 08/01/08                                                         10,000                 9,932
DIVERSIFIED FINANCIAL SERVICES (2.12%)
 Citigroup
  6.75%; 12/01/05                                                        185,000               200,981
 General Electric Capital
  4.25%; 01/15/08                                                        100,000               103,418
  5.00%; 06/15/07                                                         60,000                63,909
 John Deere Capital
  4.50%; 08/22/07                                                         25,000                26,158
 NiSource Finance
  3.20%; 11/01/06                                                         20,000                20,162
 Textron Financial
  5.88%; 06/01/07                                                         20,000                21,682
                                                                                               436,310
DIVERSIFIED MANUFACTURING OPERATIONS (0.10%)
 Cooper Industries
  5.25%; 07/01/07                                                         20,000                21,383
                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-DISTRIBUTION (0.10%)
 Detroit Edison
                                                                      $                     $
  5.05%; 10/01/05                                                         20,000                20,921
ELECTRIC-INTEGRATED (1.30%)
 Alabama Power
  2.80%; 12/01/06                                                         10,000                10,041
 Appalachian Power
  4.80%; 06/15/05                                                         25,000                26,026
 Commonwealth Edison
  6.40%; 10/15/05                                                         25,000                26,760
 Conectiv
  5.30%; 06/01/05                                                         10,000                10,391
 Consolidated Edison
  3.63%; 08/01/08                                                         10,000                10,002
 Dominion Resources
  7.82%; 09/15/04                                                         25,000                26,090
 Duke Energy
  3.75%; 03/05/08                                                         25,000                25,196
 FPL Group Capital
  3.25%; 04/11/06                                                         10,000                10,175
 Niagara Mohawk Power
  7.75%; 05/15/06                                                         10,000                11,166
 Oncor Electric Delivery
  5.00%; 09/01/07                                                         20,000                21,027
 Pepco Holdings
  5.50%; 08/15/07                                                         25,000                26,743
 Progress Energy
  6.75%; 03/01/06                                                         25,000                27,104
 Public Service Company of Colorado
  4.38%; 10/01/08                                                         20,000                20,521
 Tennessee Valley Authority
  6.38%; 06/15/05                                                         15,000                15,985
                                                                                               267,227
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Koninklijke Philips Electronics
  7.75%; 04/15/04                                                         15,000                15,235
ENTERPRISE SOFTWARE & SERVICE (0.05%)
 Oracle
  6.72%; 02/15/04                                                         10,000                10,059
FEDERAL & FEDERALLY SPONSORED CREDIT (1.44%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                                        300,000               295,694
FIDUCIARY BANKS (0.10%)
 Bank of New York
  5.20%; 07/01/07                                                         20,000                21,426
FINANCE-AUTO LOANS (2.17%)
 Ford Motor Credit
  5.75%; 02/23/04                                                        150,000               150,899
  6.13%; 01/09/06                                                         50,000                51,958
  6.50%; 01/25/07                                                         40,000                42,609
 General Motors Acceptance
  4.38%; 12/10/07                                                         25,000                25,257
  5.13%; 05/09/08                                                         35,000                36,294
  6.13%; 08/28/07                                                         60,000                64,447
                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 General Motors Acceptance (continued)
                                                                      $                     $
  6.75%; 01/15/06                                                         50,000                53,677
 Toyota Motor Credit
  2.80%; 01/18/06                                                         20,000                20,362
                                                                                               445,503
FINANCE-COMMERCIAL (0.47%)
 CIT Group
  7.38%; 04/02/07                                                         85,000                96,007
FINANCE-CONSUMER LOANS (1.38%)
 American General Finance
  5.88%; 07/14/06                                                         80,000                86,330
 Household Finance
  3.38%; 02/21/06                                                         70,000                71,596
  6.50%; 01/24/06                                                         50,000                54,074
 SLM
  3.63%; 03/17/08                                                         50,000                49,787
  5.63%; 04/10/07                                                         20,000                21,673
                                                                                               283,460
FINANCE-CREDIT CARD (0.15%)
 American Express
  3.75%; 11/20/07                                                         20,000                20,373
 Capital One Bank
  6.65%; 03/15/04                                                         10,000                10,097
                                                                                                30,470
FINANCE-INVESTMENT BANKER & BROKER (1.97%)
 Banque Paribas
  8.35%; 06/15/07                                                         25,000                28,921
 Bear Stearns
  3.00%; 03/30/06                                                         25,000                25,376
  6.50%; 05/01/06                                                         25,000                27,251
 Credit Suisse First Boston
  5.75%; 04/15/07                                                         50,000                54,184
 Goldman Sachs Group
  7.63%; 08/17/05                                                         50,000                54,648
 Lehman Brothers Holdings
  6.25%; 05/15/06                                                         70,000                76,048
 Merrill Lynch
  6.00%; 11/15/04                                                         55,000                57,140
 Morgan Stanley
  7.75%; 06/15/05                                                         75,000                81,405
                                                                                               404,973
FINANCE-LEASING COMPANY (0.21%)
 Boeing Capital
  7.10%; 09/27/05                                                         40,000                43,260
FINANCE-MORTGAGE LOAN/BANKER (27.13%)
 Countrywide Home Loan
  4.50%; 01/25/33                                                        118,100               118,689
  6.85%; 06/15/04                                                         45,000                46,074
 Federal Home Loan Bank System
  4.88%; 11/15/06                                                      1,050,000             1,115,837
 Federal Home Loan Mortgage
  5.25%; 01/15/06                                                        950,000             1,010,531
  5.75%; 04/15/08                                                      1,100,000             1,207,787
                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association
                                                                      $                     $
  5.25%; 04/15/07                                                        825,000               888,004
  7.00%; 07/15/05                                                      1,100,000             1,188,351
                                                                                             5,575,273
FINANCE-OTHER SERVICES (0.82%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                                         20,000                20,030
  4.69%; 04/25/05                                                         20,000                20,850
 Mellon Funding
  4.88%; 06/15/07                                                         20,000                21,184
 National Rural Utilities
  6.00%; 01/15/04                                                         10,000                10,012
  6.00%; 05/15/06                                                         45,000                48,529
 Verizon Global Funding
  6.75%; 12/01/05                                                         45,000                48,828
                                                                                               169,433
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 Campbell Soup
  5.50%; 03/15/07                                                         35,000                37,789
 General Mills
  5.13%; 02/15/07                                                         20,000                21,245
 Kellogg
  6.00%; 04/01/06                                                         25,000                26,789
 Kraft Foods
  4.63%; 11/01/06                                                         25,000                26,088
 Sara Lee
  2.75%; 06/15/08                                                         10,000                 9,667
 Unilever Capital
  6.88%; 11/01/05                                                         25,000                27,109
                                                                                               148,687
FOOD-RETAIL (0.33%)
 Fred Meyer
  7.38%; 03/01/05                                                         25,000                26,486
 Safeway
  2.50%; 11/01/05                                                         20,000                19,806
  7.25%; 09/15/04                                                         20,000                20,747
                                                                                                67,039
HOME EQUITY-SEQUENTIAL (0.36%)
 Ameriquest Mortgage Securities
  3.02%; 10/25/33                                                         75,000                74,377
INDUSTRIAL GASES (0.10%)
 Praxair
  4.75%; 07/15/07                                                         20,000                21,068
INSURANCE BROKERS (0.36%)
 Aon
  6.30%; 01/15/04                                                         23,000                23,028
 Marsh & McLennan
  3.63%; 02/15/08                                                         50,000                50,176
                                                                                                73,204
LIFE & HEALTH INSURANCE (0.29%)
 Lincoln National
  5.25%; 06/15/07                                                         20,000                21,336
                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Torchmark
                                                                      $                     $
  6.25%; 12/15/06                                                         35,000                38,585
                                                                                                59,921
MEDICAL PRODUCTS (0.10%)
 Baxter International
  5.25%; 05/01/07                                                         20,000                21,353
MEDICAL-DRUGS (0.18%)
 Eli Lilly
  5.50%; 07/15/06                                                         35,000                37,729
MEDICAL-HMO (0.22%)
 Anthem
  4.88%; 08/01/05                                                         20,000                20,833
 UnitedHealth Group
  3.30%; 01/30/08                                                         25,000                24,885
                                                                                                45,718
METAL-ALUMINUM (0.24%)
 Alcan
  6.25%; 11/01/08                                                         20,000                22,092
 Alcoa
  7.25%; 08/01/05                                                         25,000                27,117
                                                                                                49,209
METAL-DIVERSIFIED (0.05%)
 Rio Tinto Finance
  2.63%; 09/30/08                                                         10,000                 9,539
MISCELLANEOUS INVESTING (0.60%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                                         10,000                 9,656
 Camden Property Trust
  5.88%; 06/01/07                                                         20,000                21,547
 CarrAmerica Realty
  7.20%; 07/01/04                                                         20,000                20,543
 Mack-Cali Realty
  7.00%; 03/15/04                                                         10,000                10,109
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                                         20,000                21,698
 Regency Centers
  7.40%; 04/01/04                                                         20,000                20,293
 Simon Property Group
  6.75%; 02/09/04                                                         20,000                20,097
                                                                                               123,943
MONEY CENTER BANKS (1.13%)
 Bank of America
  4.75%; 10/15/06                                                        115,000               121,409
 JP Morgan Chase
  3.13%; 12/11/06                                                         30,000                30,244
  5.25%; 05/30/07                                                         50,000                53,371
  5.35%; 03/01/07                                                         25,000                26,757
                                                                                               231,781
MORTGAGE BACKED SECURITIES (8.71%)
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.13%; 08/15/31                                                        131,010               142,991
                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Commercial Mortgage Pass-Through Certificate /1/
                                                                      $                     $
  3.25%; 06/10/38                                                         97,717                94,359
 CS First Boston Mortgage Securities
  6.25%; 12/16/35                                                        100,000               109,782
 First Union-Lehman Brothers-Bank of America Commercial
  Mortgage Trust
  6.56%; 11/18/35                                                        100,000               111,545
 GMAC Commercial Mortgage Securities
  4.32%; 10/15/38                                                         92,343                95,454
  6.95%; 09/15/33                                                        100,000               113,363
 JP Morgan Chase Commercial Mortgage Finance
  7.16%; 09/15/29                                                         50,000                56,312
 JP Morgan Chase Commercial Mortgage Securities
  4.47%; 11/15/35                                                         47,813                49,320
 LB-UBS Commercial Mortgage Trust
  2.60%; 05/15/27                                                         94,295                93,179
  4.90%; 06/15/26                                                        200,000               210,643
  5.97%; 03/15/26                                                         50,000                54,546
  6.06%; 06/15/20                                                        137,630               148,900
 Morgan Stanley Capital I
  3.48%; 09/15/37                                                         81,266                82,551
  5.33%; 12/18/32                                                        150,000               160,105
  6.54%; 02/15/31                                                        140,000               155,730
 Prudential Securities Secured Financing
  6.48%; 11/01/31                                                        100,000               111,394
                                                                                             1,790,174
MULTI-LINE INSURANCE (0.15%)
 Allstate
  7.88%; 05/01/05                                                         10,000                10,788
 Hartford Financial Services Group
  4.70%; 09/01/07                                                         20,000                21,011
                                                                                                31,799
MULTIMEDIA (0.65%)
 AOL Time Warner
  6.13%; 04/15/06                                                         50,000                53,826
 Gannett
  5.50%; 04/01/07                                                         25,000                27,098
 Viacom
  7.75%; 06/01/05                                                         25,000                27,032
 Walt Disney
  7.30%; 02/08/05                                                         25,000                26,511
                                                                                               134,467
OIL COMPANY-EXPLORATION & PRODUCTION (0.62%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                         25,000                26,726
 Canadian Occidental Petroleum
  7.13%; 02/04/04                                                         10,000                10,044
 Kerr-McGee
  5.38%; 04/15/05                                                         20,000                20,829
 PennzEnergy
  10.25%; 11/01/05                                                        25,000                28,409
                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Petroleos Mexicanos
                                                                      $                     $
  6.50%; 02/01/05                                                         40,000                41,850
                                                                                               127,858
OIL COMPANY-INTEGRATED (0.70%)
 BP Canada Finance
  3.63%; 01/15/09                                                         25,000                24,886
 ChevronTexaco Capital
  3.38%; 02/15/08                                                         25,000                25,119
 Conoco
  5.90%; 04/15/04                                                         25,000                25,320
 Marathon Oil
  5.38%; 06/01/07                                                         20,000                21,405
 Occidental Petroleum
  4.00%; 11/30/07                                                         10,000                10,144
 Phillips Petroleum
  8.50%; 05/25/05                                                         25,000                27,253
 Union Oil Company of California
  6.38%; 02/01/04                                                         10,000                10,022
                                                                                               144,149
OIL REFINING & MARKETING (0.11%)
 Valero Energy
  6.13%; 04/15/07                                                         20,000                21,713
PAPER & RELATED PRODUCTS (0.13%)
 Weyerhaeuser
  5.50%; 03/15/05                                                         25,000                26,026
PHOTO EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak
  3.63%; 05/15/08                                                         15,000                14,246
PIPELINES (0.26%)
 Duke Energy Field Services
  7.50%; 08/16/05                                                         25,000                26,862
 Kinder Morgan
  6.65%; 03/01/05                                                         25,000                26,403
                                                                                                53,265
POULTRY (0.10%)
 Tyson Foods
  6.63%; 10/01/04                                                         20,000                20,551
PROPERTY & CASUALTY INSURANCE (0.33%)
 ACE INA Holdings
  8.20%; 08/15/04                                                         30,000                31,169
 St. Paul
  7.88%; 04/15/05                                                         15,000                16,100
 Travelers Property Casualty
  3.75%; 03/15/08                                                         20,000                20,087
                                                                                                67,356
PUBLISHING-BOOKS (0.13%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                         25,000                27,238
PUBLISHING-NEWSPAPERS (0.11%)
 Thomson
  5.75%; 02/01/08                                                         20,000                21,685
                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (0.24%)
 EOP Operating
                                                                      $                     $
  7.75%; 11/15/07                                                         25,000                28,659
 ERP Operating
  7.10%; 06/23/04                                                         20,000                20,493
                                                                                                49,152
REGIONAL AUTHORITY (0.62%)
 New Brunswick
  3.50%; 10/23/07                                                         20,000                20,346
 Province of Manitoba
  2.75%; 01/17/06                                                         20,000                20,141
 Province of Ontario
  3.50%; 09/17/07                                                         60,000                60,967
 Province of Quebec
  5.50%; 04/11/06                                                         25,000                26,880
                                                                                               128,334
REGIONAL BANKS (2.22%)
 Bank One
  7.63%; 08/01/05                                                         95,000               103,398
 Fifth Third Bancorp
  3.38%; 08/15/08                                                         10,000                 9,964
 First Union
  7.55%; 08/18/05                                                         70,000                76,310
 FleetBoston Financial
  7.25%; 09/15/05                                                         25,000                27,185
 KeyCorp
  4.63%; 05/16/05                                                         25,000                25,975
 Korea Development Bank
  7.13%; 04/22/04                                                         25,000                25,274
 PNC Funding
  5.75%; 08/01/06                                                         25,000                26,840
 SunTrust Banks
  2.50%; 11/01/06                                                         10,000                10,020
  5.05%; 07/01/07                                                         20,000                21,561
 U.S. Bancorp
  6.75%; 10/15/05                                                         35,000                37,903
 Wells Fargo
  5.90%; 05/21/06                                                         85,000                91,899
                                                                                               456,329
REINSURANCE (0.10%)
 Berkshire Hathaway /1/
  3.38%; 10/15/08                                                         20,000                19,852
RENTAL-AUTO & EQUIPMENT (0.10%)
 Hertz
  4.70%; 10/02/06                                                         20,000                20,352
RETAIL-DISCOUNT (0.34%)
 Costco Wholesale
  5.50%; 03/15/07                                                         20,000                21,575
 Target
  5.40%; 10/01/08                                                         20,000                21,519
 Wal-Mart Stores
  6.55%; 08/10/04                                                         25,000                25,789
                                                                                                68,883
                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DRUG STORE (0.10%)
 CVS
                                                                      $                     $
  3.88%; 11/01/07                                                         20,000                20,534
RETAIL-RESTAURANTS (0.10%)
 McDonald's
  5.38%; 04/30/07                                                         20,000                21,450
SAVINGS & LOANS-THRIFTS (0.10%)
 Golden West Financial
  4.13%; 08/15/07                                                         20,000                20,767
SOVEREIGN (1.22%)
 Finland Government
  4.75%; 03/06/07                                                         25,000                26,498
 Italy Government
  4.38%; 10/25/06                                                        160,000               167,601
 Mexico Government
  8.50%; 02/01/06                                                         50,000                55,950
                                                                                               250,049
SPECIAL PURPOSE BANKS (0.88%)
 KFW International Finance
  3.75%; 10/01/04                                                        100,000               101,821
 Kreditanstalt fuer Wiederaufbau
  2.38%; 09/25/06                                                         80,000                80,053
                                                                                               181,874
SUPRANATIONAL BANK (1.58%)
 Asian Development Bank
  2.38%; 03/15/06                                                         50,000                50,234
 Corp Andina de Fomento
  6.75%; 03/15/05                                                         30,000                31,634
 European Investment Bank
  4.63%; 03/01/07                                                        155,000               164,663
 Inter-American Development Bank
  6.50%; 10/20/04                                                         75,000                78,049
                                                                                               324,580
TELEPHONE-INTEGRATED (1.41%)
 AT&T
  6.75%; 04/01/04                                                         20,000                20,245
  7.50%; 04/01/04                                                         10,000                10,140
 BellSouth
  5.00%; 10/15/06                                                         25,000                26,530
 British Telecommunications
  7.88%; 12/15/05                                                         50,000                55,101
 CenturyTel
  6.30%; 01/15/08                                                         10,000                10,941
 Citizens Communications
  7.60%; 06/01/06                                                         15,000                16,314
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                                         25,000                27,119
 France Telecom
  8.70%; 03/01/06                                                         25,000                27,925
 SBC Communications
  5.75%; 05/02/06                                                         50,000                53,651
 Sprint Capital
  7.13%; 01/30/06                                                         25,000                27,047
                                                           Principal

                                                           Amount                             Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Telecom Italia Capital /1/
                                                                      $                     $
  4.00%; 11/15/08                                                         15,000                15,095
                                                                                               290,108
TEXTILE-HOME FURNISHINGS (0.11%)
 Mohawk Industries
  6.50%; 04/15/07                                                         20,000                21,958
TOOLS-HAND HELD (0.10%)
 Stanley Works
  3.50%; 11/01/07                                                         20,000                20,130
TRANSPORT-RAIL (0.54%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                                         35,000                37,780
 CSX
  7.25%; 05/01/04                                                         20,000                20,355
 Norfolk Southern
  7.88%; 02/15/04                                                         25,000                25,162
 Union Pacific
  7.60%; 05/01/05                                                         25,000                26,767
                                                                                               110,064
                                                                    TOTAL BONDS             17,374,393

                                                           Principal

     Type            Rate               Maturity           Amount                             Value

-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (2.10%)
                                                                      $                     $
FHLMC            4.00%         09/01/10                                   98,969                99,560
FHLMC            4.50%         09/01/10 - 10/01/10                       325,981               331,362
                                                       TOTAL FHLMC CERTIFICATES                430,922

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (3.76%)
FNMA             4.00%         05/01/10 - 08/01/10                       191,380               192,342
FNMA             4.50%         05/01/10 - 06/01/10                       469,075               476,525
FNMA             5.00%         06/01/18                                  102,106               104,272
                                                        TOTAL FNMA CERTIFICATES                773,139


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                               DECEMBER 31, 2003

Commercial Paper (11.57%)
Finance-Mortgage Loan/Banker (11.57%)
   Investment in Joint Trading Account;
   Federal Home Loan Bank
   0.75%; 01/02/04                  $        2,378,990        $        2,378,940

                                   Total Commercial Paper              2,378,940


                 Total Portfolio Investments (101.97%)                20,957,394

Liabilities, net of cash, receivables and other assets (-1.97%)        (405,165)

                          Total Net Assets (100.00%)          $       20,552,229

/1/ Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $159,483 or 0.78% of net assets.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                               DECEMBER 31, 2003

                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (98.84%)
ADVERTISING AGENCIES (1.04%)
                                                                             $
 Interpublic Group                                        223,766               3,490,750
AEROSPACE & DEFENSE (1.14%)
 Raytheon                                                  81,175               2,438,497
 Rockwell Collins                                          45,973               1,380,569
                                                                                3,819,066
AEROSPACE & DEFENSE EQUIPMENT (1.37%)
 Alliant Techsystems /1/                                   79,356               4,583,603
AGRICULTURAL OPERATIONS (0.59%)
 Delta & Pine Land                                         77,877               1,978,076
APPAREL MANUFACTURERS (0.73%)
 Polo Ralph Lauren                                         85,050               2,449,440
APPLICATIONS SOFTWARE (0.65%)
 Intuit /1/                                                41,039               2,171,373
AUDIO & VIDEO PRODUCTS (0.44%)
 Polycom /1/                                               76,035               1,484,203
BEVERAGES-NON-ALCOHOLIC (0.39%)
 Coca-Cola Enterprises                                     59,450               1,300,171
BROADCASTING SERVICES & PROGRAMMING (1.59%)
 Liberty Media /1/                                        446,368               5,307,316
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.68%)
 Vulcan Materials                                          47,879               2,277,604
BUILDING PRODUCTS-AIR & HEATING (0.51%)
 American Standard /1/                                     17,055               1,717,438
BUILDING PRODUCTS-WOOD (0.63%)
 Rayonier                                                  50,551               2,098,372
CASINO HOTELS (0.90%)
 Harrah's Entertainment                                    60,535               3,012,827
CASINO SERVICES (1.08%)
 International Game Technology                            100,897               3,602,023
COMMERCIAL BANKS (6.22%)
 M&T Bank                                                  56,372               5,541,367
 Marshall & Ilsley                                         31,400               1,201,050
 North Fork Bancorp.                                       79,602               3,221,493
 SouthTrust                                                62,942               2,060,092
 TCF Financial                                            154,801               7,949,031
 Westamerica Bancorp.                                      16,684                 829,195
                                                                               20,802,228
COMMERCIAL SERVICE-FINANCE (1.61%)
 Dun & Bradstreet /1/                                      77,886               3,949,599
 Moody's                                                   23,527               1,424,560
                                                                                5,374,159
COMMERCIAL SERVICES (1.84%)
 Arbitron /1/                                              95,018               3,964,151
 Servicemaster                                            187,718               2,186,915
                                                                                6,151,066
COMPUTER SERVICES (3.52%)
 Ceridian /1/                                             153,945               3,223,608
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                             $
 DST Systems /1/                                          114,614               4,786,281
 Sungard Data Systems /1/                                  45,487               1,260,445
 Unisys /1/                                               168,866               2,507,660
                                                                               11,777,994
COMPUTERS-INTEGRATED SYSTEMS (1.92%)
 Diebold                                                   17,731                 955,169
 NCR /1/                                                   55,356               2,147,813
 Synopsys /1/                                              98,125               3,312,700
                                                                                6,415,682
COMPUTERS-MEMORY DEVICES (1.86%)
 Quantum /1/                                              277,907                 867,070
 Storage Technology /1/                                   208,292               5,363,519
                                                                                6,230,589
COMPUTERS-PERIPHERAL EQUIPMENT (1.88%)
 Lexmark International /1/                                 79,746               6,271,225
COSMETICS & TOILETRIES (0.73%)
 International Flavors & Fragrances                        69,778               2,436,648
DATA PROCESSING & MANAGEMENT (1.70%)
 Certegy                                                   43,461               1,425,521
 Reynolds & Reynolds                                       89,093               2,588,151
 SEI Investments                                           54,593               1,663,449
                                                                                5,677,121
DENTAL SUPPLIES & EQUIPMENT (0.83%)
 Dentsply International                                    61,629               2,783,782
DIVERSIFIED MANUFACTURING OPERATIONS (0.85%)
 ITT Industries                                            16,101               1,194,855
 Lancaster Colony                                          36,451               1,646,127
                                                                                2,840,982
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.62%)
 Viad                                                      82,900               2,072,500
ELECTRIC-INTEGRATED (2.01%)
 Ameren                                                    75,957               3,494,022
 Duquesne Light Holdings                                   79,673               1,461,203
 Scana                                                     51,692               1,770,451
                                                                                6,725,676
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.94%)
 Gentex                                                    71,340               3,150,374
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.71%)
 Applied Micro Circuits /1/                               399,046               2,386,295
FINANCE-MORTGAGE LOAN/BANKER (0.43%)
 Countrywide Credit Industries                             18,961               1,438,217
FOOD-CANNED (0.46%)
 Del Monte Foods /1/                                      146,477               1,523,361
FOOD-CONFECTIONERY (0.24%)
 Tootsie Roll Industries                                   22,383                 805,788
FOOD-DAIRY PRODUCTS (0.49%)
 Dean Foods /1/                                            49,350               1,622,134
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.84%)
                                                                             $
 McCormick                                                 93,260               2,807,126
GOLD MINING (0.67%)
 Newmont Mining                                            46,265               2,248,942
HOME FURNISHINGS (0.69%)
 Ethan Allen Interiors                                     54,666               2,289,412
HOSPITAL BEDS & EQUIPMENT (1.11%)
 Hillenbrand Industries                                    59,762               3,708,830
HOTELS & MOTELS (0.32%)
 Choice Hotels International /1/                           30,714               1,082,668
INSURANCE BROKERS (1.65%)
 Aon                                                      109,782               2,628,181
 Arthur J. Gallagher                                       88,342               2,870,232
                                                                                5,498,413
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.53%)
 Eaton Vance                                               36,190               1,326,002
 Federated Investors                                       65,887               1,934,442
 Nuveen Investments                                        69,312               1,847,858
                                                                                5,108,302
LIFE & HEALTH INSURANCE (1.35%)
 Aflac                                                     64,043               2,317,076
 Torchmark                                                 48,299               2,199,536
                                                                                4,516,612
LOTTERY SERVICES (1.34%)
 GTECH Holdings                                            90,265               4,467,215
MACHINERY-GENERAL INDUSTRY (0.44%)
 Dover                                                     37,388               1,486,173
MACHINERY-PRINT TRADE (0.77%)
 Zebra Technologies /1/                                    38,758               2,572,368
MACHINERY-PUMPS (0.41%)
 Graco                                                     33,867               1,358,067
MEDICAL INFORMATION SYSTEM (1.57%)
 IMS Health                                               210,893               5,242,800
MEDICAL INSTRUMENTS (4.66%)
 Beckman Coulter                                           63,565               3,231,009
 Biomet                                                    74,884               2,726,526
 Edwards Lifesciences /1/                                 148,862               4,477,769
 Guidant                                                   57,228               3,445,126
 St. Jude Medical /1/                                      27,832               1,707,493
                                                                               15,587,923
MEDICAL PRODUCTS (1.94%)
 Becton Dickinson                                          64,695               2,661,552
 Varian Medical Systems /1/                                21,610               1,493,251
 Zimmer Holdings /1/                                       33,256               2,341,223
                                                                                6,496,026
MEDICAL-BIOMEDICAL/GENE (1.42%)
 Biogen /1/                                               128,715               4,734,138
MEDICAL-DRUGS (0.40%)
 Medimmune /1/                                             52,930               1,344,422
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.42%)
                                                                             $
 Anthem /1/                                                18,800               1,410,000
MEDICAL-HOSPITALS (0.89%)
 Health Management Associates                             124,533               2,988,792
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.74%)
 Lincare Holdings /1/                                      82,593               2,480,268
METAL-DIVERSIFIED (1.32%)
 Freeport-McMoran Copper & Gold                           104,683               4,410,295
MISCELLANEOUS INVESTING (3.43%)
 AMB Property                                              64,872               2,132,991
 Federal Realty Investment Trust                           40,073               1,538,402
 Kimco Realty                                              86,752               3,882,152
 Prologis Trust                                            59,651               1,914,201
 Public Storage                                            45,990               1,995,506
                                                                               11,463,252
MULTI-LINE INSURANCE (0.54%)
 Loews                                                     36,728               1,816,200
MULTIMEDIA (1.36%)
 Belo                                                      75,533               2,140,605
 E.W. Scripps                                              25,588               2,408,855
                                                                                4,549,460
NETWORKING PRODUCTS (0.43%)
 3Com /1/                                                 175,708               1,435,534
NON-HAZARDOUS WASTE DISPOSAL (2.54%)
 Republic Services                                        234,901               6,020,513
 Waste Management                                          83,420               2,469,232
                                                                                8,489,745
OFFICE AUTOMATION & EQUIPMENT (0.41%)
 Pitney Bowes                                              33,716               1,369,544
OIL & GAS DRILLING (0.19%)
 Noble /1/                                                 18,075                 646,723
OIL COMPANY-EXPLORATION & PRODUCTION (2.29%)
 Apache                                                    32,865               2,665,351
 Burlington Resources                                      40,671               2,252,360
 XTO Energy                                                96,476               2,730,271
                                                                                7,647,982
OIL COMPANY-INTEGRATED (0.75%)
 Marathon Oil                                              76,014               2,515,303
OIL-FIELD SERVICES (1.18%)
 BJ Services /1/                                           73,195               2,627,700
 Weatherford International /1/                             36,348               1,308,528
                                                                                3,936,228
PAPER & RELATED PRODUCTS (0.72%)
 Boise Cascade                                             73,060               2,400,752
PIPELINES (1.60%)
 Equitable Resources                                       44,939               1,928,782
 Questar                                                   97,080               3,412,362
                                                                                5,341,144
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POWER CONVERTER & SUPPLY EQUIPMENT (1.30%)
                                                                             $
 American Power Conversion                                177,313               4,335,303
PRINTING-COMMERCIAL (0.46%)
 Valassis Communications /1/                               51,980               1,525,613
PROPERTY & CASUALTY INSURANCE (2.44%)
 Fidelity National Financial                              123,000               4,769,940
 Leucadia National                                         65,777               3,032,320
 Mercury General                                            7,883                 366,953
                                                                                8,169,213
PUBLISHING-NEWSPAPERS (0.69%)
 Knight Ridder                                             29,653               2,294,253
REAL ESTATE OPERATOR & DEVELOPER (1.36%)
 Catellus Development                                      76,202               1,837,992
 Forest City Enterprises                                   14,481                 687,993
 St. Joe                                                   53,935               2,011,236
                                                                                4,537,221
REINSURANCE (1.85%)
 Everest Re Group                                          72,926               6,169,540
RETAIL-DISCOUNT (1.34%)
 Costco Wholesale /1/                                      65,284               2,427,259
 TJX                                                       92,791               2,046,042
                                                                                4,473,301
RETAIL-HOME FURNISHINGS (0.46%)
 Pier 1 Imports                                            69,741               1,524,538
RETAIL-JEWELRY (0.52%)
 Tiffany                                                   38,306               1,731,431
RETAIL-REGIONAL DEPARTMENT STORE (0.77%)
 Neiman Marcus Group /1/                                   48,012               2,576,804
SAVINGS & LOANS-THRIFTS (1.13%)
 Charter One Financial                                    109,193               3,772,618
STEEL PRODUCERS (0.11%)
 International Steel Group /1/                              9,053                 352,614
TELECOMMUNICATION EQUIPMENT (1.27%)
 Comverse Technology /1/                                  240,378               4,228,249
TELEPHONE-INTEGRATED (1.20%)
 Citizens Communications /1/                              195,978               2,434,047
 IDT /1/                                                   20,680                 478,328
 Telephone & Data Systems                                  17,448               1,091,373
                                                                                4,003,748
TEXTILE-HOME FURNISHINGS (0.73%)
 Mohawk Industries /1/                                     34,449               2,430,032
TOBACCO (1.63%)
 UST                                                      152,512               5,443,153
TOYS (0.68%)
 Mattel                                                   118,733               2,287,985
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (0.38%)
                                                                             $
 Heartland Express                                         51,779               1,252,535
                                             TOTAL COMMON STOCKS              330,336,893

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.41%)
MONEY CENTER BANKS (1.41%)
 Investment in Joint Trading Account; Citicorp
                                                       $                     $
  0.85%; 01/02/04                                       4,711,335               4,711,335
                                          TOTAL COMMERCIAL PAPER                4,711,335

                                                    Principal Amount
                                                                                 Value
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.11%)
 Morgan Stanley; 0.81%; 01/02/04 (collateralized
  by FNMA; $7,073,222; 01/15/08) /2/                    7,039,000               7,039,000
                                     TOTAL REPURCHASE AGREEMENTS                7,039,000
                                                                             ------------

                           TOTAL PORTFOLIO INVESTMENTS (102.36%)              342,087,228
LIABILITIES, NET OF CASH AND RECEIVABLES (-2.36%)                              (7,883,242)
                                      TOTAL NET ASSETS (100.00%)             $334,203,986
                                                                             ---------------

/1/ Non-income producing security.
/2/ Security was purchased wiht the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                               DECEMBER 31, 2003

                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (98.02%)
AEROSPACE & DEFENSE EQUIPMENT (0.54%)
                                                                     $
 Alliant Techsystems /1/                            5,100               294,576
AGRICULTURAL OPERATIONS (0.87%)
 Monsanto                                          16,500               474,870
APPAREL MANUFACTURERS (2.63%)
 Coach /1/                                         21,900               826,725
 Columbia Sportswear /1/                            7,700               419,650
 Liz Claiborne                                      5,100               180,846
                                                                      1,427,221
APPLICATIONS SOFTWARE (2.03%)
 Citrix Systems /1/                                21,000               445,410
 Intuit /1/                                        12,400               656,084
                                                                      1,101,494
BATTERIES & BATTERY SYSTEMS (0.53%)
 Energizer Holdings /1/                             7,700               289,212
BROADCASTING SERVICES & PROGRAMMING (0.39%)
 Fox Entertainment Group /1/                        7,300               212,795
BUILDING-RESIDENTIAL & COMMERCIAL (2.29%)
 DR Horton                                          6,400               276,864
 Hovnanian Enterprises /1/                          4,500               391,770
 NVR /1/                                              800               372,800
 Ryland Group                                       2,300               203,872
                                                                      1,245,306
CASINO SERVICES (0.80%)
 International Game Technology                     12,200               435,540
CHEMICALS-SPECIALTY (0.47%)
 Engelhard                                          8,500               254,575
COMMERCIAL BANKS (1.88%)
 City National                                      2,500               155,300
 First Tennessee National                           5,100               224,910
 Popular                                            7,200               323,568
 Sky Financial Group                                7,700               199,738
 South Financial Group                              4,200               117,012
                                                                      1,020,528
COMMERCIAL SERVICE-FINANCE (2.59%)
 Equifax                                           18,100               443,450
 H&R Block                                          5,700               315,609
 Moody's                                           10,700               647,885
                                                                      1,406,944
COMMERCIAL SERVICES (0.87%)
 Corporate Executive Board /1/                      7,400               345,358
 Wireless Facilities /1/                            8,500               126,310
                                                                        471,668
COMPUTER SERVICES (2.19%)
 Affiliated Computer Services /1/                   8,800               479,248
 Sungard Data Systems /1/                          25,700               712,147
                                                                      1,191,395
COMPUTERS-MEMORY DEVICES (2.45%)
 SanDisk /1/                                        9,600               586,944
 Storage Technology /1/                            13,000               334,750
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                     $
 Western Digital /1/                               34,600               407,934
                                                                      1,329,628
COMPUTERS-PERIPHERAL EQUIPMENT (1.59%)
 Lexmark International /1/                         11,000               865,040
CONSUMER PRODUCTS-MISCELLANEOUS (1.03%)
 Clorox                                             7,000               339,920
 Fortune Brands                                     3,100               221,619
                                                                        561,539
CONTAINERS-PAPER & PLASTIC (0.91%)
 Sealed Air /1/                                     9,100               492,674
CRUISE LINES (0.54%)
 Royal Caribbean Cruises                            8,500               295,715
DATA PROCESSING & MANAGEMENT (1.15%)
 Fiserv /1/                                        15,750               622,283
DIAGNOSTIC KITS (0.42%)
 IDEXX Laboratories /1/                             4,900               226,772
DISPOSABLE MEDICAL PRODUCTS (0.90%)
 C.R. Bard                                          6,000               487,500
DISTRIBUTION-WHOLESALE (0.57%)
 Ingram Micro /1/                                  19,500               310,050
DIVERSIFIED MANUFACTURING OPERATIONS (1.43%)
 Cooper Industries                                  4,600               266,478
 Crane                                              7,700               236,698
 ITT Industries                                     3,700               274,577
                                                                        777,753
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.67%)
 Viad                                              14,500               362,500
DRUG DELIVERY SYSTEMS (0.58%)
 Andrx Group /1/                                   13,200               317,328
ELECTRONIC COMPONENTS & ACCESSORIES (0.58%)
 Integrated Circuit Systems /1/                    11,100               316,239
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.25%)
 Gentex                                             7,100               313,536
 Sanmina /1/                                       28,800               363,168
                                                                        676,704
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.93%)
 Altera /1/                                        23,000               522,100
 International Rectifier /1/                        4,900               242,109
 MEMC Electronics Materials /1/                    33,500               322,270
 Microchip Technology                               8,000               266,880
 National Semiconductor /1/                        12,100               476,861
 QLogic /1/                                         9,900               510,840
 Semtech /1/                                       14,700               334,131
                                                                      2,675,191
ELECTRONIC FORMS (1.16%)
 Adobe Systems                                     16,000               628,800
ELECTRONIC MEASUREMENT INSTRUMENTS (1.27%)
 Agilent Technologies /1/                          10,800               315,792
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (CONTINUED)
                                                                     $
 Garmin /1/                                         6,900               375,912
                                                                        691,704
ELECTRONIC PARTS DISTRIBUTION (0.29%)
 Avnet /1/                                          7,200               155,952
ELECTRONICS-MILITARY (0.70%)
 L-3 Communications Holdings /1/                    7,400               380,064
ENTERPRISE SOFTWARE & SERVICE (0.66%)
 Sybase /1/                                        17,300               356,034
ENTERTAINMENT SOFTWARE (2.06%)
 Electronic Arts /1/                               17,900               855,262
 Take-Two Interactive Software /1/                  9,100               262,171
                                                                      1,117,433
FINANCE-INVESTMENT BANKER & BROKER (0.81%)
 Bear Stearns                                       5,500               439,725
FINANCE-MORTGAGE LOAN/BANKER (0.76%)
 Countrywide Credit Industries                          1                    76
 Doral Financial                                   12,750               411,570
                                                                        411,646
FOOD-CANNED (0.43%)
 Del Monte Foods /1/                               22,600               235,040
FOOD-RETAIL (0.38%)
 Whole Foods Market /1/                             3,100               208,103
FOOD-WHOLESALE & DISTRIBUTION (0.40%)
 Fresh Del Monte Produce                            9,200               219,236
HEALTH CARE COST CONTAINMENT (0.92%)
 Caremark Rx /1/                                   11,600               293,828
 First Health Group /1/                            10,600               206,276
                                                                        500,104
INSTRUMENTS-SCIENTIFIC (1.69%)
 Applied Biosystems Group                          20,700               428,697
 Millipore /1/                                      5,400               232,470
 Waters /1/                                         7,700               255,332
                                                                        916,499
INTERNET BROKERS (1.11%)
 Ameritrade Holding /1/                            23,200               326,424
 E*trade Group /1/                                 21,900               277,035
                                                                        603,459
INTERNET SECURITY (2.22%)
 CheckFree /1/                                     10,700               295,855
 Symantec /1/                                      26,300               911,295
                                                                      1,207,150
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.60%)
 Affiliated Managers Group /1/                      5,800               403,622
 Franklin Resources                                 4,000               208,240
 T. Rowe Price Group                                5,400               256,014
                                                                        867,876
LOTTERY SERVICES (1.00%)
 GTECH Holdings                                    11,000               544,390
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (0.83%)
                                                                     $
 IMS Health                                        18,018               447,927
MEDICAL INSTRUMENTS (0.79%)
 Beckman Coulter                                    8,400               426,972
MEDICAL LABORATORY & TESTING SERVICE (0.67%)
 Quest Diagnostics /1/                              5,000               365,550
MEDICAL PRODUCTS (1.35%)
 Henry Schein /1/                                   5,700               385,206
 Varian Medical Systems /1/                         5,000               345,500
                                                                        730,706
MEDICAL STERILIZATION PRODUCT (0.66%)
 Steris /1/                                        15,800               357,080
MEDICAL-BIOMEDICAL/GENE (1.11%)
 Charles River Laboratories International
  /1/                                               9,400               322,702
 Invitrogen /1/                                     4,000               280,000
                                                                        602,702
MEDICAL-DRUGS (2.07%)
 Allergan                                           3,500               268,835
 Celgene /1/                                        5,800               261,116
 Cephalon /1/                                       6,600               319,506
 Kos Pharmaceuticals /1/                            6,400               275,456
                                                                      1,124,913
MEDICAL-GENERIC DRUGS (2.36%)
 Mylan Laboratories                                20,400               515,304
 Pharmaceutical Resources /1/                       5,800               377,870
 Watson Pharmaceutical /1/                          8,400               386,400
                                                                      1,279,574
MEDICAL-HMO (2.10%)
 Aetna                                              6,000               405,480
 Humana /1/                                        14,600               333,610
 Oxford Health Plans /1/                            9,200               400,200
                                                                      1,139,290
MEDICAL-HOSPITALS (0.88%)
 Triad Hospitals /1/                                3,800               126,426
 Universal Health Services /1/                      6,500               349,180
                                                                        475,606
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.47%)
 Apria Healthcare Group /1/                         8,900               253,383
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.52%)
 AmerisourceBergen                                  5,000               280,750
METAL PROCESSORS & FABRICATION (0.34%)
 Precision Castparts                                4,100               186,181
MULTIMEDIA (0.49%)
 Meredith                                           5,400               263,574
NETWORKING PRODUCTS (0.60%)
 Network Appliance /1/                             15,800               324,374
NON-HAZARDOUS WASTE DISPOSAL (0.56%)
 Republic Services                                 11,900               304,997
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (0.61%)
                                                                     $
 Patterson-UTI Energy /1/                           6,100               200,812
 Precision Drilling /1/                             3,000               131,040
                                                                        331,852
OIL COMPANY-EXPLORATION & PRODUCTION (2.81%)
 Cimarex Energy /1/                                10,000               266,900
 Newfield Exploration /1/                           6,800               302,872
 Patina Oil & Gas                                   4,334               212,322
 Petroleum Development /1/                         19,400               459,780
 XTO Energy                                         9,966               282,038
                                                                      1,523,912
OIL REFINING & MARKETING (1.00%)
 Sunoco                                             4,600               235,290
 Valero Energy                                      6,600               305,844
                                                                        541,134
PHARMACY SERVICES (0.48%)
 Omnicare                                           6,400               258,496
POWER CONVERTER & SUPPLY EQUIPMENT (0.47%)
 American Power Conversion                         10,500               256,725
PROPERTY & CASUALTY INSURANCE (1.18%)
 Fidelity National Financial                        9,300               360,654
 W.R. Berkley                                       8,000               279,600
                                                                        640,254
RADIO (0.77%)
 Cox Radio /1/                                     10,400               262,392
 Entercom Communications /1/                        2,900               153,584
                                                                        415,976
REINSURANCE (0.65%)
 RenaissanceRe Holdings                             7,200               353,160
RENTAL-AUTO & EQUIPMENT (0.65%)
 Rent-A-Center /1/                                 11,850               354,078
RETAIL-APPAREL & SHOE (3.08%)
 Abercrombie & Fitch /1/                           15,000               370,650
 Chico's FAS /1/                                   13,100               484,045
 Claire's Stores                                   17,600               331,584
 Limited                                           15,300               275,859
 Talbots                                            6,800               209,304
                                                                      1,671,442
RETAIL-AUTO PARTS (0.86%)
 Autozone /1/                                       5,500               468,655
RETAIL-BOOKSTORE (0.48%)
 Borders Group /1/                                 11,900               260,848
RETAIL-DISCOUNT (1.28%)
 Dollar General                                    24,400               512,156
 TJX                                                8,400               185,220
                                                                        697,376
RETAIL-HOME FURNISHINGS (0.35%)
 Pier 1 Imports                                     8,700               190,182
RETAIL-JEWELRY (0.59%)
 Tiffany                                            7,100               320,920
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (1.19%)
                                                                     $
 Staples /1/                                       23,700               647,010
RETAIL-REGIONAL DEPARTMENT STORE (0.43%)
 Federated Department Stores                        4,900               230,937
RETAIL-RESTAURANTS (2.70%)
 Brinker International /1/                         13,000               431,080
 CBRL Group                                         8,100               309,906
 Starbucks /1/                                     13,800               456,228
 Wendy's International                              6,800               266,832
                                                                      1,464,046
RETAIL-VIDEO RENTAL (0.36%)
 Movie Gallery /1/                                 10,400               194,272
SCHOOLS (0.79%)
 ITT Educational Services /1/                       9,100               427,427
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.09%)
 Cypress Semiconductor /1/                         16,000               341,760
 Marvell Technology Group /1/                       6,600               250,338
                                                                        592,098
SEMICONDUCTOR EQUIPMENT (0.73%)
 Amkor Technology /1/                              21,800               396,978
TELECOMMUNICATION EQUIPMENT (0.77%)
 Scientific-Atlanta                                15,300               417,690
TELECOMMUNICATION SERVICES (0.43%)
 Aspect Communications /1/                         14,900               234,824
TELEVISION (0.53%)
 Hearst-Argyle Television /1/                      10,400               286,624
TEXTILE-HOME FURNISHINGS (0.69%)
 Mohawk Industries /1/                              5,300               373,862
TOOLS-HAND HELD (0.70%)
 Black & Decker                                     7,700               379,764
TOYS (0.98%)
 Mattel                                            27,600               531,852
WEB PORTALS (0.32%)
 United Online /1/                                 10,400               174,616
WIRELESS EQUIPMENT (0.71%)
 InterDigital Communications /1/                   18,700               385,968
                                     TOTAL COMMON STOCKS             53,212,812


Repurchase Agreements (2.63%)
Morgan Stanley; 0.81%; 01/02/04
  (collateralized by FNMA; $1,432,933;
  01/15/08) 2                                       $1,426,000        $1,426,000
                                   Total Repurchase Agreements         1,426,000

                          Total Portfolio Investments (100.65%)       54,638,812

Liabilities, net of cash and receivables (-0.65%)                     (351,058 )

                                        Total Net Assets (100.00%)   $54,287,754

/1 /Non-income producing security.
/2 /Security was purchased with the cash proceeds from securities loans. See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                               DECEMBER 31, 2003

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (95.80%)
APPAREL MANUFACTURERS (3.98%)
                                                                   $
 Liz Claiborne                                   25,500                904,230
 VF                                              27,000              1,167,480
                                                                     2,071,710
ATHLETIC FOOTWEAR (1.22%)
 Reebok International                            16,200                636,984
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (4.03%)
 BorgWarner                                      10,900                927,263
 Lear /1/                                        19,100              1,171,403
                                                                     2,098,666
BEVERAGES-WINE & SPIRITS (2.48%)
 Constellation Brands /1/                        39,200              1,290,856
BUILDING PRODUCTS-AIR & HEATING (0.95%)
 American Standard /1/                            4,900                493,430
COMMERCIAL BANKS (6.44%)
 First Tennessee National                        28,500              1,256,850
 North Fork Bancorp.                             20,100                813,447
 SouthTrust                                      15,400                504,042
 TCF Financial                                   15,100                775,385
                                                                     3,349,724
DIALYSIS CENTERS (1.48%)
 DaVita /1/                                      19,700                768,300
DIVERSIFIED MANUFACTURING OPERATIONS (1.93%)
 SPX /1/                                         17,100              1,005,651
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.23%)
 Viad                                            25,600                640,000
ELECTRIC-INTEGRATED (1.75%)
 Pepco Holdings                                  13,200                257,928
 PPL                                             14,900                651,875
                                                                       909,803
ENTERPRISE SOFTWARE & SERVICE (1.68%)
 Computer Associates International               32,000                874,880
FINANCE-COMMERCIAL (1.06%)
 CIT Group                                       15,300                550,035
FINANCE-INVESTMENT BANKER & BROKER (1.77%)
 Bear Stearns                                    11,500                919,425
FINANCIAL GUARANTEE INSURANCE (6.09%)
 Ambac Financial Group                           14,900              1,033,911
 PMI Group                                       25,600                953,088
 Radian Group                                    24,300              1,184,625
                                                                     3,171,624
FOOD-CANNED (1.41%)
 Del Monte Foods /1/                             70,500                733,200
FOOD-WHOLESALE & DISTRIBUTION (1.49%)
 Fresh Del Monte Produce                         32,600                776,858
HUMAN RESOURCES (2.27%)
 Manpower                                        25,100              1,181,708
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (1.25%)
                                                                   $
 Johnson Controls                                 5,600                650,272
INTERNET FINANCIAL SERVICES (2.03%)
 IndyMac Bancorp                                 35,500              1,057,545
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.75%)
 Federated Investors                             13,300                390,488
LEISURE & RECREATION PRODUCTS (0.98%)
 Brunswick                                       16,100                512,463
MEDICAL LABORATORY & TESTING SERVICE (2.51%)
 Laboratory Corp. of America Holdings /1/        18,900                698,355
 Quest Diagnostics /1/                            8,300                606,813
                                                                     1,305,168
MEDICAL-HMO (5.68%)
 Anthem /1/                                      12,700                952,500
 Oxford Health Plans /1/                         28,500              1,239,750
 WellChoice /1/                                  22,100                762,450
                                                                     2,954,700
MEDICAL-HOSPITALS (3.97%)
 Triad Hospitals /1/                             37,300              1,240,971
 Universal Health Services /1/                   15,400                827,288
                                                                     2,068,259
MULTI-LINE INSURANCE (3.20%)
 Loews                                           15,700                776,365
 PartnerRe                                       15,300                888,165
                                                                     1,664,530
OIL COMPANY-EXPLORATION & PRODUCTION (8.49%)
 Apache                                           3,234                262,277
 EOG Resources                                   18,300                844,911
 Murphy Oil                                       4,000                261,240
 Pioneer Natural Resources /1/                   32,800              1,047,304
 Talisman Energy                                 16,800                950,880
 XTO Energy                                      37,266              1,054,628
                                                                     4,421,240
OIL REFINING & MARKETING (2.10%)
 Sunoco                                          21,400              1,094,610
PHARMACY SERVICES (1.48%)
 Omnicare                                        19,100                771,449
PIPELINES (1.20%)
 Equitable Resources                             14,600                626,632
PROPERTY & CASUALTY INSURANCE (1.34%)
 XL Capital                                       9,000                697,950
REINSURANCE (2.29%)
 RenaissanceRe Holdings                          24,300              1,191,915
RETAIL-APPAREL & SHOE (2.45%)
 Foot Locker                                     37,400                877,030
 Payless Shoesource /1/                          29,700                397,980
                                                                     1,275,010
RETAIL-HAIR SALONS (0.88%)
 Regis                                           11,600                458,432
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-HOME FURNISHINGS (1.54%)
                                                                   $
 Pier 1 Imports                                  36,700                802,262
RETAIL-MAJOR DEPARTMENT STORE (0.35%)
 May Department Stores                            6,200                180,234
RETAIL-OFFICE SUPPLIES (0.50%)
 Office Depot /1/                                15,600                260,676
RETAIL-RESTAURANTS (1.53%)
 Darden Restaurants                              37,800                795,312
SAVINGS & LOANS-THRIFTS (4.32%)
 Charter One Financial                           34,800              1,202,340
 Greenpoint Financial                            29,600              1,045,472
                                                                     2,247,812
TEXTILE-HOME FURNISHINGS (1.46%)
 Mohawk Industries /1/                           10,800                761,832
TRANSPORT-AIR FREIGHT (1.47%)
 CNF                                             22,500                762,750
TRANSPORT-MARINE (1.76%)
 Teekay Shipping                                 16,100                918,183
TRANSPORT-RAIL (1.01%)
 Canadian National Railway                        8,300                525,224
                                   TOTAL COMMON STOCKS              49,867,802
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (95.80%)              49,867,802
CASH AND RECEIVABLES, NET OF LIABILITIES (4.20%)                     2,186,182
                            TOTAL NET ASSETS (100.00%)             $52,053,984
                                                                   -------------


/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                               DECEMBER 31, 2003

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (95.39%)
ASSET BACKED SECURITIES (16.81%)
 CAFCO
                                                           $                     $
  1.07%; 01/16/04                                           1,850,000               1,849,175
  1.08%; 01/15/04                                           1,000,000                 999,580
 CRC Funding
  1.08%; 01/14/04                                           1,100,000               1,099,571
  1.08%; 02/06/04                                             890,000                 889,039
  1.09%; 02/05/04                                             900,000                 899,046
  1.09%; 02/12/04                                             900,000                 898,856
 CXC
  1.02%; 01/28/04                                             900,000                 899,271
  1.08%; 01/09/04                                             790,000                 789,810
  1.08%; 03/10/04                                           1,000,000                 997,930
  1.08%; 03/12/04                                             670,000                 668,573
  1.09%; 02/19/04                                             800,000                 798,813
  1.09%; 03/05/04                                             900,000                 898,256
 FCAR Owner Trust I
  1.05%; 01/13/04                                           1,100,000               1,099,615
  1.11%; 02/03/04                                           1,575,000               1,573,397
  1.11%; 02/09/04                                             900,000                 898,918
  1.11%; 02/13/04                                             700,000                 699,072
  1.11%; 02/20/04                                             900,000                 898,613
  1.13%; 04/15/04                                           1,000,000                 996,704
 Receivables Capital
  1.08%; 02/13/04                                           1,190,000               1,188,465
 Windmill Funding
  1.08%; 01/27/04                                             788,000                 787,385
 Yorktown Capital
  1.06%; 03/01/04                                             800,000                 798,587
  1.08%; 01/08/04                                           1,100,000               1,099,769
  1.08%; 01/21/04                                           1,000,000                 999,400
  1.08%; 02/12/04                                           1,045,000               1,043,683
  1.09%; 01/14/04                                             700,000                 699,724
  1.09%; 03/18/04                                           1,000,000                 997,669
                                                                                   25,468,921
CHEMICALS-DIVERSIFIED (0.41%)
 E. I. Dupont de Nemours
  1.07%; 01/26/04                                             620,000                 619,539
COMMERCIAL BANKS (4.67%)
 Nordea North America
  1.07%; 03/18/04                                           1,100,000               1,097,483
  1.08%; 03/09/04                                           1,020,000               1,017,919
  1.08%; 03/18/04                                             675,000                 673,441
  1.10%; 04/16/04                                           1,000,000                 996,776
  1.13%; 04/19/04                                             840,000                 837,126
  1.13%; 05/05/04                                             730,000                 727,136
 Svenska Handelsbanken
  1.08%; 02/05/04                                             830,000                 829,128
  1.09%; 02/25/04                                             900,000                 898,508
                                                                                    7,077,517
CONSUMER PRODUCTS-MISCELLANEOUS (1.94%)
 Fortune Brands
  1.07%; 01/20/04                                           1,045,000               1,044,410
  1.07%; 02/02/04                                           1,000,000                 999,049
  1.07%; 02/13/04                                             900,000                 898,849
                                                                                    2,942,308
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (7.03%)
 Amstel Funding
                                                           $                     $
  1.05%; 03/30/04                                             800,000                 797,923
  1.08%; 04/19/04                                             900,000                 897,057
  1.10%; 01/28/04                                             900,000                 899,257
  1.10%; 02/17/04                                             800,000                 798,851
  1.12%; 03/25/04                                           1,000,000                 997,387
  1.18%; 05/04/04                                             780,000                 776,830
 Citigroup
  1.16%; 02/23/04                                           1,100,000               1,098,121
 General Electric Capital
  1.03%; 01/08/04                                             595,000                 594,881
  1.08%; 01/15/04                                           1,010,000               1,009,576
  1.09%; 01/07/04                                             925,000                 924,832
  1.09%; 01/21/04                                             630,000                 629,619
  1.09%; 02/09/04                                             535,000                 534,368
  1.09%; 03/05/04                                             700,000                 698,644
                                                                                   10,657,346
FINANCE-AUTO LOANS (1.74%)
 Paccar Financial
  1.04%; 03/30/04                                             970,000                 967,506
  1.06%; 03/16/04                                             500,000                 498,896
  1.06%; 03/25/04                                           1,000,000                 997,527
  1.21%; 01/16/04                                             180,000                 179,909
                                                                                    2,643,838
FINANCE-COMMERCIAL (3.12%)
 CIT Group
  1.11%; 02/06/04                                           1,000,000                 998,890
  1.11%; 02/27/04                                             900,000                 898,418
  1.12%; 02/18/04                                             900,000                 898,656
  1.12%; 03/08/04                                             935,000                 933,051
  1.17%; 05/17/04                                           1,000,000                 995,548
                                                                                    4,724,563
FINANCE-CONSUMER LOANS (4.41%)
 American General Finance
  1.05%; 01/29/04                                             900,000                 899,265
  1.08%; 01/12/04                                           1,055,000               1,054,652
 Household Finance
  1.08%; 01/07/04                                             920,000                 919,833
  1.08%; 01/28/04                                             720,000                 719,406
  1.09%; 01/12/04                                           1,000,000                 999,667
  1.09%; 01/26/04                                           1,190,000               1,189,099
  1.10%; 01/06/04                                             900,000                 899,862
                                                                                    6,681,784
FINANCE-CREDIT CARD (1.30%)
 American Express Credit
  1.06%; 03/03/04                                             970,000                 968,229
  1.07%; 04/02/04                                           1,000,000                 997,266
                                                                                    1,965,495
FINANCE-INVESTMENT BANKER & BROKER (17.26%)
 Bear Stearns
  1.06%; 01/14/04                                             800,000                 799,694
  1.07%; 01/09/04                                             800,000                 799,810
  1.07%; 02/11/04                                           1,000,000                 998,781
  1.08%; 02/06/04                                           1,000,000                 998,920
  1.10%; 01/29/04                                             700,000                 699,401
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Bear Stearns (continued)
                                                           $                     $
  1.10%; 03/26/04                                           1,000,000                 997,403
 BNP Paribas Finance
  1.09%; 03/01/04                                             995,000                 993,201
  1.09%; 03/04/04                                           1,000,000                 998,101
 Citigroup Global Markets Holdings
  1.07%; 01/09/04                                           1,015,000               1,014,759
  1.08%; 01/06/04                                           1,000,000                 999,850
  1.08%; 02/17/04                                           1,000,000                 998,590
  1.08%; 02/26/04                                           1,000,000                 998,320
 Goldman Sachs Group
  0.92%; 01/20/04                                             800,000                 799,611
  1.08%; 05/26/04                                           1,000,000                 995,620
  1.08%; 05/27/04                                             900,000                 896,031
  1.15%; 05/17/04                                             660,000                 657,112
  1.17%; 05/25/04                                             950,000                 945,523
 ING U.S. Funding
  1.07%; 02/05/04                                             695,000                 694,277
  1.08%; 03/12/04                                           2,000,000               1,995,740
  1.12%; 01/02/04                                           1,000,000                 999,969
  1.13%; 03/01/04                                             800,000                 798,493
 JP Morgan
  1.05%; 01/21/04                                             900,000                 899,475
  1.05%; 01/27/04                                           1,060,000               1,059,196
 Morgan Stanley Group
  1.07%; 01/06/04                                             800,000                 799,881
  1.08%; 01/02/04                                             800,000                 799,976
  1.08%; 02/18/04                                           1,000,000                 998,560
  1.08%; 02/24/04                                             890,000                 888,558
  1.09%; 01/07/04                                             635,000                 634,885
                                                                                   26,159,737
FINANCE-LEASING COMPANY (0.44%)
 River Fuel Funding
  1.10%; 01/05/04                                             662,000                 661,919
FINANCE-MORTGAGE LOAN/BANKER (8.62%)
 Federal Home Loan Bank
  1.13%; 04/02/04                                           1,000,000                 997,112
  1.20%; 01/22/04                                           1,000,000                 999,300
 Federal Home Loan Mortgage
  1.06%; 02/04/04                                           1,110,000               1,108,889
  1.08%; 01/22/04                                           1,100,000               1,099,307
  1.09%; 02/02/04                                           1,000,000                 999,031
  1.09%; 02/11/04                                             717,000                 716,110
  1.14%; 02/26/04                                             800,000                 798,587
 Federal National Mortgage Association
  1.05%; 03/03/04                                           1,000,000                 998,192
  1.07%; 04/07/04                                           1,325,000               1,321,180
  1.08%; 02/19/04                                             875,000                 873,714
  1.08%; 03/24/04                                             855,000                 852,871
  1.09%; 03/10/04                                             900,000                 898,120
  1.10%; 03/03/04                                             755,000                 753,583
  1.10%; 06/16/04                                             650,000                 646,683
                                                                                   13,062,679
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (8.07%)
 ABN-AMRO North American Finance
                                                           $                     $
  1.07%; 03/04/04                                             785,000                 783,530
 Caterpillar Financial Services
  1.09%; 03/22/04                                             800,000                 798,038
  1.09%; 03/26/04                                             900,000                 897,684
  1.11%; 03/22/04                                             900,000                 897,752
  1.11%; 04/12/04                                             600,000                 598,113
  1.12%; 05/10/04                                             890,000                 886,400
 Commoloco
  1.07%; 01/30/04                                           1,000,000                 999,138
  1.07%; 02/27/04                                             870,000                 868,526
  1.08%; 01/08/04                                           1,000,000                 999,790
 Delaware Funding
  1.08%; 01/13/04                                           1,000,000                 999,637
  1.09%; 01/05/04                                           1,000,000                 999,879
 Private Export Funding
  1.02%; 01/15/04                                             800,000                 799,683
 Sheffield Receivables
  1.09%; 01/13/04                                             900,000                 899,673
  1.10%; 01/02/04                                             800,000                 799,976
                                                                                   12,227,819
INSURANCE BROKERS (0.66%)
 Marsh & McLennan
  1.07%; 04/07/04                                           1,000,000                 997,117
METAL-DIVERSIFIED (3.30%)
 Rio Tinto
  1.07%; 01/27/04                                           1,100,000               1,099,150
  1.08%; 01/23/04                                           1,000,000                 999,340
  1.09%; 02/24/04                                             900,000                 898,528
  1.10%; 02/10/04                                           1,000,000                 998,778
  1.15%; 01/23/04                                           1,000,000                 999,297
                                                                                    4,995,093
MONEY CENTER BANKS (7.52%)
 Bank of America
  1.10%; 03/09/04                                           1,000,000               1,000,000
  1.10%; 03/11/04                                             900,000                 900,000
 Barclay's U.S. Funding
  1.10%; 01/12/04                                             800,000                 799,731
 Citicorp
  1.07%; 02/11/04                                           1,000,000                 998,781
  1.08%; 01/26/04                                             900,000                 899,325
 HBOS Treasury Services
  1.08%; 01/23/04                                           1,000,000                 999,340
  1.08%; 02/03/04                                             845,000                 844,163
  1.09%; 03/05/04                                             820,000                 818,411
  1.09%; 04/13/04                                           1,400,000               1,395,634
  1.10%; 01/05/04                                           1,010,000               1,009,877
  1.10%; 03/19/04                                             935,000                 932,772
 JP Morgan Chase
  1.08%; 02/20/04                                             800,000                 798,800
                                                                                   11,396,834
OIL COMPANY-INTEGRATED (3.48%)
 BP Capital Markets
  1.08%; 03/02/04                                             900,000                 898,353
  1.10%; 03/01/04                                           1,200,000               1,197,764
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 Shell Finance
                                                           $                     $
  1.05%; 03/10/04                                             705,000                 703,581
  1.08%; 03/02/04                                             900,000                 898,353
  1.08%; 03/16/04                                           1,575,000               1,571,456
                                                                                    5,269,507
SPECIAL PURPOSE ENTITY (2.11%)
 Tulip Funding
  1.08%; 01/29/04                                           1,048,000               1,047,120
 White Pine Finance
  1.09%; 02/10/04                                           1,160,000               1,158,595
  1.09%; 02/12/04                                           1,000,000                 998,728
                                                                                    3,204,443
SUPRANATIONAL BANK (2.50%)
 Corp Andina de Fomento
  1.11%; 01/20/04                                             900,000                 899,473
  1.11%; 01/21/04                                             700,000                 699,568
  1.11%; 02/09/04                                           1,100,000               1,098,677
  1.12%; 01/22/04                                           1,100,000               1,099,282
                                                                                    3,797,000
                                              TOTAL COMMERCIAL PAPER              144,553,459

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (5.12%)
AEROSPACE & DEFENSE EQUIPMENT (0.48%)
 United Technologies
  6.63%; 11/15/04                                             700,000                 730,657
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.40%)
 Vulcan Materials
  5.75%; 04/01/04                                             600,000                 606,383
COMMERCIAL BANKS (0.48%)
 Svenska Handelsbanken
  8.35%; 07/15/04                                             700,000                 727,192
FINANCE-INVESTMENT BANKER & BROKER (1.00%)
 JP Morgan
  5.75%; 02/25/04                                             800,000                 805,176
 Lehman Brothers Holdings
  6.63%; 04/01/04                                             700,000                 709,015
                                                                                    1,514,191
FINANCE-OTHER SERVICES (1.21%)
 Caterpillar Financial Services
  6.88%; 08/01/04                                             800,000                 826,029
 Verizon Global Funding /1/
  1.26%; 03/15/04                                           1,000,000               1,000,000
                                                                                    1,826,029
INSURANCE BROKERS (0.34%)
 Marsh & McLennan
  6.63%; 06/15/04                                             500,000                 511,857
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (0.34%)
 Bank of America
                                                           $                     $
  7.75%; 08/15/04                                             500,000                 519,345
REGIONAL BANKS (0.34%)
 Bank One
  7.25%; 08/15/04                                             500,000                 517,970
TELEPHONE-INTEGRATED (0.53%)
 SBC Communications
  4.18%; 06/05/04                                             800,000                 810,028
                                                         TOTAL BONDS                7,763,652
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (100.51%)              152,317,111
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.51%)                                    (772,122)
                                          TOTAL NET ASSETS (100.00%)             $151,544,989
                                                                                 ---------------

 /1/ Variable rate.


                                      139

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              REAL ESTATE ACCOUNT

                               DECEMBER 31, 2003


                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (98.52%)
APARTMENT REITS (9.46%)
                                                                         $
 Archstone-Smith Trust                                 47,770              1,336,604
 AvalonBay Communities                                 14,400                688,320
 Camden Property Trust                                 18,500                819,550
 Equity Residential Properties Trust                   93,100              2,747,381
 Home Properties of New York                           36,500              1,474,235
 United Dominion Realty Trust                          90,500              1,737,600
                                                                           8,803,690
DIVERSIFIED REITS (14.83%)
 Brookfield Properties                                113,300              3,251,710
 Capital Automotive                                    84,100              2,691,200
 Catellus Development                                  57,007              1,375,009
 Entertainment Properties Trust                        22,855                793,297
 Liberty Property Trust                                21,300                828,570
 Vornado Realty Trust                                  88,700              4,856,325
                                                                          13,796,111
FACTORY OUTLET REITS (4.44%)
 Chelsea Property Group                                75,300              4,127,193
HEALTHCARE REITS (2.74%)
 Health Care                                           34,500              1,242,000
 Ventas                                                59,183              1,302,026
                                                                           2,544,026
HOTEL REITS (4.79%)
 Highland Hospitality /1/                              27,494                299,685
 Hilton Hotels                                         53,400                914,742
 Host Marriott /1/                                    137,222              1,690,575
 LaSalle Hotel Properties                              33,913                629,086
 Starwood Hotels & Resorts Worldwide                   25,700                924,429
                                                                           4,458,517
MALL REITS (20.28%)
 CBL & Associates Properties                           57,072              3,224,568
 General Growth Properties                            216,900              6,018,975
 Macerich                                              22,800              1,014,600
 Mills                                                 58,300              2,565,200
 Rouse                                                 71,000              3,337,000
 Simon Property Group                                  58,300              2,701,622
                                                                          18,861,965
MANUFACTURED HOUSING REITS (1.02%)
 Manufactured Home Communities                         25,300                952,545
OFFICE & INDUSTRIAL REITS (22.09%)
 Alexandria Real Estate Equities                        9,017                522,084
 AMB Property                                          90,565              2,977,777
 American Financial Realty Trust                       48,353                824,419
 Boston Properties                                     30,600              1,474,614
 Centerpoint Properties Trust                          35,012              2,622,399
 Corporate Office Properties Trust                     77,500              1,627,500
 Cousins Properties                                    17,600                538,560
 Duke-Weeks Realty                                     11,300                350,300
 Equity Office Properties Trust                       100,430              2,877,320
 Prologis Trust                                        85,180              2,733,426
 PS Business Parks                                     19,200                792,192
 SL Green Realty                                       63,300              2,598,465
 Trizec Properties                                     39,413                606,960
                                                                          20,546,016
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SELF STORAGE REITS (2.80%)
                                                                         $
 Public Storage                                        60,100              2,607,739
SHOPPING CENTER REITS (16.07%)
 Acadia Realty Trust                                   11,000                137,500
 Developers Diversified Realty                        109,442              3,673,968
 Kimco Realty                                         100,050              4,477,238
 Pan Pacific Retail Properties                         67,231              3,203,557
 Realty Income                                         20,600                824,000
 Regency Centers                                       16,693                665,216
 Weingarten Realty Investors                           44,300              1,964,705
                                                                          14,946,184
                                         TOTAL COMMON STOCKS              91,643,986

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.47%)
MONEY CENTER BANKS (2.47%)
 Investment in Joint Trading Account;
  Citicorp
                                                   $                     $
  0.85%; 01/02/04                                   2,291,492              2,291,492
                                      TOTAL COMMERCIAL PAPER               2,291,492
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (100.99%)              93,935,478
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.99%)                           (917,625)
                                  TOTAL NET ASSETS (100.00%)             $93,017,853
                                                                         --------------



/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                               DECEMBER 31, 2003

                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (97.80%)
AEROSPACE & DEFENSE (1.12%)
                                                                         $
 Herley Industries /1/                                 35,338                731,497
AEROSPACE & DEFENSE EQUIPMENT (2.07%)
 Moog /1/                                               9,125                450,775
 Orbital Sciences /1/                                  74,838                899,553
                                                                           1,350,328
AIRLINES (1.92%)
 AirTran Holdings /1/                                  41,295                491,410
 Mesa Air Group /1/                                    60,673                759,626
                                                                           1,251,036
APPAREL MANUFACTURERS (0.56%)
 Kellwood                                               8,890                364,490
APPLICATIONS SOFTWARE (1.30%)
 Verint Systems /1/                                    37,700                850,512
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.03%)
 Oshkosh Truck                                         13,185                672,831
BUILDING PRODUCTS-WOOD (0.98%)
 Universal Forest Products                             19,927                641,251
CASINO HOTELS (0.45%)
 Ameristar Casinos /1/                                 11,936                292,074
CHEMICALS-SPECIALTY (4.07%)
 Arch Chemicals                                        36,093                926,146
 MacDermid                                             24,536                840,113
 Minerals Technologies                                 14,979                887,506
                                                                           2,653,765
CIRCUIT BOARDS (0.76%)
 Benchmark Electronics /1/                             14,340                499,175
COMMERCIAL BANKS (7.54%)
 AMCORE Financial                                      17,278                466,851
 City Holding                                           7,427                259,945
 Columbia Banking Systems                              17,071                369,758
 Community Bank System                                  8,117                397,733
 First Republic Bank                                   10,720                383,776
 Hudson United Bancorp                                 15,128                558,980
 Provident Bankshares                                  37,673              1,109,093
 South Financial Group                                 31,179                868,647
 Wintrust Financial                                    11,310                510,081
                                                                           4,924,864
COMMERCIAL SERVICES (0.62%)
 Arbitron /1/                                           9,723                405,644
COMMUNICATIONS SOFTWARE (1.43%)
 Inter-Tel                                             37,248                930,455
COMPUTER SERVICES (1.70%)
 Anteon International /1/                              15,991                576,476
 CACI International /1/                                10,963                533,021
                                                                           1,109,497
COMPUTERS-INTEGRATED SYSTEMS (0.37%)
 RadiSys /1/                                           14,243                240,137
COMPUTERS-MEMORY DEVICES (1.29%)
 Advanced Digital Information /1/                      30,931                433,034
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                         $
 Hutchison Technology /1/                              13,269                407,889
                                                                             840,923
COMPUTERS-PERIPHERAL EQUIPMENT (0.92%)
 Electronics for Imaging /1/                           23,094                600,906
CONSULTING SERVICES (0.66%)
 Charles River Associates /1/                          13,462                430,649
CONTAINERS-METAL & GLASS (1.43%)
 Silgan Holdings /1/                                   21,884                932,040
DATA PROCESSING & MANAGEMENT (1.44%)
 Global Payments                                        9,049                426,389
 Group 1 Software /1/                                  29,261                515,579
                                                                             941,968
DENTAL SUPPLIES & EQUIPMENT (0.86%)
 Sybron Dental Specialties /1/                         19,862                558,122
DISPOSABLE MEDICAL PRODUCTS (0.79%)
 Merit Medical Systems /1/                             23,251                517,567
DISTRIBUTION-WHOLESALE (3.03%)
 Aviall /1/                                            34,324                532,365
 Owens & Minor                                         11,714                256,654
 United Stationers /1/                                 14,400                589,248
 Watsco                                                26,384                599,708
                                                                           1,977,975
DIVERSIFIED MANUFACTURING OPERATIONS (1.11%)
 Ameron International                                   6,166                213,899
 Griffon /1/                                           25,243                511,423
                                                                             725,322
E-MARKETING-INFORMATION (1.95%)
 Digital River /1/                                     18,106                400,142
 Digitas /1/                                           93,409                870,572
                                                                           1,270,714
E-SERVICES-CONSULTING (0.62%)
 Digital Insight /1/                                   16,311                406,144
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.97%)
 DSP Group /1/                                         12,497                311,301
 Planar Systems /1/                                    13,182                320,586
                                                                             631,887
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.87%)
 Integrated Silicon Solutions /1/                      23,380                366,364
 Microsemi /1/                                         34,734                853,762
                                                                           1,220,126
ENGINES-INTERNAL COMBUSTION (0.50%)
 Briggs & Stratton                                      4,820                324,868
ENTERPRISE SOFTWARE & SERVICE (0.73%)
 Ascential Software /1/                                18,467                478,849
ENVIRONMENTAL CONSULTING & ENGINEERING (0.93%)
 Tetra Tech /1/                                        24,397                606,509
FILTRATION & SEPARATION PRODUCTS (0.80%)
 CLARCOR                                               11,898                524,702
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CONSUMER LOANS (0.04%)
                                                                         $
 Nelnet /1/                                             1,274                 28,538
FOOD-MISCELLANEOUS/DIVERSIFIED (0.52%)
 Corn Products International                            9,885                340,538
FOOTWEAR & RELATED APPAREL (0.89%)
 Wolverine World Wide                                  28,392                578,629
GARDEN PRODUCTS (0.46%)
 Toro                                                   6,520                302,528
GAS-DISTRIBUTION (2.26%)
 Energen                                               14,095                578,318
 New Jersey Resources                                   8,358                321,867
 Southern Union /1/                                    31,341                576,674
                                                                           1,476,859
INDUSTRIAL AUTOMATION & ROBOTS (0.55%)
 Cognex                                                12,656                357,405
INSTRUMENTS-SCIENTIFIC (0.72%)
 Dionex /1/                                            10,150                467,103
INTERNET APPLICATION SOFTWARE (1.02%)
 Netegrity /1/                                         64,586                665,882
INTERNET FINANCIAL SERVICES (0.36%)
 IndyMac Bancorp                                        7,956                237,009
INTERNET SECURITY (1.04%)
 RSA Security /1/                                      47,694                677,255
INVESTMENT COMPANIES (0.15%)
 Technology Investment Capital /1/                      6,239                 97,016
MACHINERY-GENERAL INDUSTRY (2.14%)
 Albany International                                  16,443                557,418
 Gardner Denver /1/                                    35,229                840,916
                                                                           1,398,334
MEDICAL LASER SYSTEMS (0.32%)
 Candela /1/                                           11,489                208,870
MEDICAL PRODUCTS (0.71%)
 Cooper                                                 9,793                461,544
MEDICAL-BIOMEDICAL/GENE (1.19%)
 Celera Genomics Group /1/                             24,221                336,914
 Lexicon Genetics /1/                                  74,686                439,901
                                                                             776,815
MEDICAL-DRUGS (1.40%)
 aaiPharma /1/                                         21,858                549,073
 Adolor /1/                                            18,080                361,962
                                                                             911,035
MEDICAL-HMO (1.20%)
 Amerigroup /1/                                         9,975                425,434
 Sierra Health Services /1/                            13,037                357,865
                                                                             783,299
MEDICAL-HOSPITALS (1.59%)
 United Surgical Partners International /1/            21,647                724,742
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                         $
 VCA Antech /1/                                        10,133                313,920
                                                                           1,038,662
MISCELLANEOUS INVESTING (6.85%)
 CBL & Associates Properties                           11,898                672,237
 Chelsea Property Group                                 6,228                341,357
 Entertainment Properties Trust                        19,300                669,903
 Newcastle Investment                                  39,928              1,082,049
 Pan Pacific Retail Properties                          7,702                367,000
 PS Business Parks                                     10,296                424,813
 SL Green Realty                                        8,686                356,560
 Ventas                                                25,491                560,802
                                                                           4,474,721
OIL COMPANY-EXPLORATION & PRODUCTION (2.52%)
 Houston Exploration /1/                               13,268                484,547
 Nuevo Energy /1/                                      18,368                443,955
 Unit /1/                                              30,309                713,777
                                                                           1,642,279
PROPERTY & CASUALTY INSURANCE (3.41%)
 Arch Capital Group /1/                                12,044                480,074
 Infinity Property & Casualty                          31,950              1,055,948
 Navigators Group /1/                                   8,200                253,134
 Selective Insurance Group                             13,443                435,015
                                                                           2,224,171
RACETRACKS (0.59%)
 Penn National Gaming /1/                              16,645                384,167
RETAIL-APPAREL & SHOE (2.27%)
 Aeropostale /1/                                       29,248                801,980
 bebe Stores /1/                                        9,548                248,153
 Brown Shoe                                            11,409                432,743
                                                                           1,482,876
RETAIL-AUTO PARTS (1.07%)
 CSK Auto /1/                                          37,236                698,920
RETAIL-BOOKSTORE (0.64%)
 Borders Group /1/                                     19,053                417,642
RETAIL-MAIL ORDER (0.96%)
 Sharper Image /1/                                     19,290                629,818
RETAIL-MUSIC STORE (0.61%)
 Guitar Center /1/                                     12,201                397,509
RETAIL-RESTAURANTS (0.71%)
 Ruby Tuesday                                          16,216                461,994
RETAIL-SPORTING GOODS (0.81%)
 Sports Authority /1/                                  13,819                530,650
RETAIL-VIDEO RENTAL (0.44%)
 Movie Gallery /1/                                     15,502                289,577
SAVINGS & LOANS-THRIFTS (3.54%)
 Dime Community Bancshares                             16,023                492,867
 First Federal Capital                                 15,338                345,412
 FirstFed Financial /1/                                11,187                486,634
 Independence Community Bank                           15,858                570,412
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                         $
 Sterling Financial /1/                                12,137                415,450
                                                                           2,310,775
SCHOOLS (0.23%)
 Universal Technical Institute /1/                      4,986                149,580
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.45%)
 Exar /1/                                              21,030                359,192
 Micrel /1/                                            37,526                584,655
                                                                             943,847
SEMICONDUCTOR EQUIPMENT (1.20%)
 Mykrolis /1/                                          21,994                353,663
 NPTest Holding /1/                                    10,063                111,096
 Veeco Instruments /1/                                 11,335                319,647
                                                                             784,406
STEEL PRODUCERS (0.87%)
 International Steel Group /1/                          1,055                 41,092
 Schnitzer Steel Industries                             8,742                528,891
                                                                             569,983
TELECOMMUNICATION EQUIPMENT (1.30%)
 Comtech Telecommunications /1/                        10,728                309,718
 Tekelec /1/                                           34,595                537,952
                                                                             847,670
TELECOMMUNICATION SERVICES (1.53%)
 Aspect Communications /1/                             63,307                997,718
THERAPEUTICS (1.68%)
 Ilex Oncology /1/                                     19,583                416,139
 Onyx Pharmaceuticals /1/                              11,289                318,688
 Tanox /1/                                             24,473                363,424
                                                                           1,098,251
TOBACCO (0.56%)
 Universal                                              8,338                368,289
TRANSPORT-SERVICES (1.10%)
 Central Freight Lines /1/                              3,747                 66,509
 Offshore Logistics /1/                                26,703                654,758
                                                                             721,267
TRANSPORT-TRUCK (0.92%)
 Heartland Express                                     24,843                600,952
TRAVEL SERVICES (0.16%)
 Orbitz /1/                                             4,549                105,536
                                         TOTAL COMMON STOCKS              63,846,746

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.23%)
MONEY CENTER BANKS (2.23%)
 Investment in Joint Trading Account;
  Citicorp
                                                   $                     $
  0.85%; 01/02/04                                   1,456,750              1,456,750
                                      TOTAL COMMERCIAL PAPER               1,456,750
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (100.03%)              65,303,496
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.03%)                            (18,264)
                                  TOTAL NET ASSETS (100.00%)             $65,285,232
                                                                         --------------

 /1/ Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                               DECEMBER 31, 2003

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (97.17%)
AIRLINES (0.64%)
                                                                   $
 Pinnacle Airlines /1/                           25,600                355,584
APPLICATIONS SOFTWARE (0.03%)
 Callidus Software /1/                            1,100                 19,459
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.45%)
 American Axle & Manufacturing Holdings
  /1/                                            19,900                804,358
BEVERAGES-NON-ALCOHOLIC (1.12%)
 Cott /1/                                        22,200                621,822
BEVERAGES-WINE & SPIRITS (1.01%)
 Constellation Brands /1/                        17,100                563,103
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.49%)
 Dycom Industries /1/                            30,900                828,738
BUILDING-RESIDENTIAL & COMMERCIAL (1.95%)
 Hovnanian Enterprises /1/                        7,100                618,126
 NVR /1/                                          1,000                466,000
                                                                     1,084,126
CELLULAR TELECOMMUNICATIONS (0.05%)
 Western Wireless /1/                             1,400                 25,704
CHEMICALS-SPECIALTY (0.88%)
 Albemarle                                       16,400                491,508
CIRCUIT BOARDS (3.27%)
 Benchmark Electronics /1/                       31,050              1,080,850
 TTM Technologies /1/                            43,700                737,656
                                                                     1,818,506
COMMERCIAL BANKS (2.54%)
 UCBH Holdings                                   36,220              1,411,493
COMPUTER SERVICES (5.25%)
 CACI International /1/                          23,870              1,160,559
 Cognizant Technology Solutions /1/              30,420              1,388,369
 FactSet Research Systems                         9,760                372,930
                                                                     2,921,858
COMPUTERS-INTEGRATED SYSTEMS (0.70%)
 RadiSys /1/                                     23,000                387,780
COMPUTERS-MEMORY DEVICES (2.49%)
 Advanced Digital Information /1/                56,200                786,800
 Dot Hill Systems /1/                            39,400                596,910
                                                                     1,383,710
DATA PROCESSING & MANAGEMENT (1.63%)
 Fair, Isaac                                     18,400                904,544
DENTAL SUPPLIES & EQUIPMENT (1.50%)
 Patterson Dental /1/                            13,000                834,080
DISPOSABLE MEDICAL PRODUCTS (0.71%)
 Merit Medical Systems /1/                       17,866                397,697
DIVERSIFIED MANUFACTURING OPERATIONS (2.16%)
 A.O. Smith                                      18,800                658,940
 ESCO Technologies /1/                           12,500                545,625
                                                                     1,204,565
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.66%)
                                                                   $
 Penwest Pharmaceuticals /1/                     21,300                368,064
E-MARKETING-INFORMATION (1.12%)
 Digital River /1/                               28,100                621,010
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.39%)
 Cree /1/                                        12,300                217,587
ELECTRONIC DESIGN AUTOMATION (2.04%)
 Magma Design Automation /1/                     31,100                725,874
 Verisity /1/                                    32,000                408,000
                                                                     1,133,874
ELECTRONICS-MILITARY (1.59%)
 Engineered Support Systems                      16,112                887,127
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.83%)
 EMCOR Group /1/                                 10,500                460,950
ENTERTAINMENT SOFTWARE (0.57%)
 THQ /1/                                         18,670                315,710
ENVIRONMENTAL CONSULTING & ENGINEERING (1.09%)
 Tetra Tech /1/                                  24,300                604,098
FIDUCIARY BANKS (1.77%)
 Investors Financial Services                    25,700                987,137
FOOD-WHOLESALE & DISTRIBUTION (0.97%)
 Performance Food Group /1/                      14,900                538,933
HOTELS & MOTELS (0.44%)
 Highland Hospitality /1/                        22,700                247,430
INDUSTRIAL AUTOMATION & ROBOTS (1.35%)
 Cognex                                          26,600                751,184
INSTRUMENTS-SCIENTIFIC (0.80%)
 Fisher Scientific International /1/             10,800                446,796
INSURANCE BROKERS (0.78%)
 Hilb, Rogal & Hamilton                           7,790                249,825
 Hub International                               10,900                182,684
                                                                       432,509
INTERNET INFRASTRUCTURE EQUIPMENT (0.76%)
 Avocent /1/                                     11,600                423,632
INTERNET SECURITY (1.85%)
 RSA Security /1/                                32,500                461,500
 Secure Computing /1/                            31,600                565,956
                                                                     1,027,456
MACHINERY-CONSTRUCTION & MINING (0.72%)
 JLG Industries                                  26,200                399,026
MEDICAL INSTRUMENTS (1.76%)
 Advanced Neuromodulation Systems /1/            21,300                979,374
MEDICAL PRODUCTS (1.57%)
 INAMED /1/                                      18,150                872,289
MEDICAL-BIOMEDICAL/GENE (1.12%)
 Affymetrix /1/                                   8,200                201,802
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                   $
 Telik /1/                                       18,400                423,384
                                                                       625,186
MEDICAL-DRUGS (0.20%)
 POZEN /1/                                       10,900                111,180
MEDICAL-GENERIC DRUGS (1.25%)
 Taro Pharmaceuticals Industries /1/             10,800                696,600
MEDICAL-HOSPITALS (1.66%)
 VCA Antech /1/                                  29,800                923,204
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (3.31%)
 Odyssey HealthCare /1/                          33,500                980,210
 Select Medical /1/                              52,800                859,584
                                                                     1,839,794
MISCELLANEOUS INVESTING (3.09%)
 American Financial Realty Trust                 24,200                412,610
 Mills                                           13,900                611,600
 Ventas                                          31,500                693,000
                                                                     1,717,210
NETWORKING PRODUCTS (2.17%)
 Foundry Networks /1/                            31,300                856,368
 Ixia /1/                                        30,100                352,170
                                                                     1,208,538
OFFICE SUPPLIES & FORMS (1.53%)
 Moore Wallace /1/                               45,500                852,215
OIL & GAS DRILLING (0.82%)
 Patterson-UTI Energy /1/                        13,900                457,588
OIL COMPANY-EXPLORATION & PRODUCTION (2.64%)
 Patina Oil & Gas                                17,150                840,178
 Quicksilver Resources /1/                       19,400                626,620
                                                                     1,466,798
OIL-FIELD SERVICES (1.52%)
 Tetra Technologies /1/                          34,850                844,764
PHYSICIAN PRACTICE MANAGEMENT (2.22%)
 Pediatrix Medical Group /1/                     22,430              1,235,669
PROPERTY & CASUALTY INSURANCE (0.62%)
 RLI                                              9,200                344,632
PUBLICLY TRADED INVESTMENT FUND (1.37%)
 iShares Russell 2000 Index Fund                  6,900                764,520
RADIO (1.63%)
 Cumulus Media /1/                               31,900                701,800
 Salem Communications /1/                         7,500                203,400
                                                                       905,200
REAL ESTATE MANAGEMENT & SERVICES (0.32%)
 Jones Lang LaSalle /1/                           8,500                176,205
RESPIRATORY PRODUCTS (0.40%)
 ResMed /1/                                       5,322                221,076
RETAIL-APPAREL & SHOE (1.91%)
 Chico's FAS /1/                                 28,700              1,060,465
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-COMPUTER EQUIPMENT (0.76%)
                                                                   $
 Electronics Boutique Holdings /1/               18,568                425,022
RETAIL-PET FOOD & SUPPLIES (1.38%)
 PETCO Animal Supplies /1/                       25,300                770,385
RETAIL-RESTAURANTS (2.43%)
 Panera Bread /1/                                14,150                559,349
 Ruby Tuesday                                    27,800                792,022
                                                                     1,351,371
SAVINGS & LOANS-THRIFTS (2.05%)
 BankUnited Financial /1/                        22,000                567,380
 First Niagara Financial Group                   12,100                180,411
 Franklin Bank /1/                                2,000                 38,000
 Harbor Florida Bancshares                       11,900                353,549
                                                                     1,139,340
SCHOOLS (0.22%)
 Universal Technical Institute /1/                4,000                120,000
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.98%)
 Exar /1/                                        26,970                460,648
 Pericom Semiconductor /1/                       19,800                211,068
 Power Integrations /1/                          21,100                706,006
 Standard Microsystems /1/                       11,000                278,300
                                                                     1,656,022
SEMICONDUCTOR EQUIPMENT (2.32%)
 August Technology /1/                           20,000                371,000
 Rudolph Technologies /1/                        17,000                417,180
 Ultratech /1/                                   17,200                505,164
                                                                     1,293,344
SEMICONDUCTORS (0.60%)
 Artisan Components /1/                          16,400                336,200
SOFTWARE TOOLS (0.63%)
 Borland Software /1/                            36,105                351,302
THERAPEUTICS (4.34%)
 Amylin Pharmaceuticals /1/                      10,900                242,198
 CV Therapeutics /1/                              9,800                143,668
 Isis Pharmaceuticals /1/                        30,500                198,250
 Medicines /1/                                   14,800                436,008
 Neurocrine Biosciences /1/                      11,097                605,230
 NPS Pharmaceuticals /1/                         14,900                458,026
 Vicuron Pharmaceuticals /1/                     17,700                330,105
                                                                     2,413,485
TOYS (0.65%)
 LeapFrog Enterprises /1/                        13,700                363,461
TRANSACTIONAL SOFTWARE (0.03%)
 Open Solutions /1/                               1,000                 17,570
TRANSPORT-SERVICES (0.80%)
 UTI Worldwide                                   11,700                443,781
TRANSPORT-TRUCK (0.27%)
 Overnite /1/                                     6,500                147,876
                                   TOTAL COMMON STOCKS              54,052,824

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
MISCELLANEOUS INVESTING (0.00%)
                                                                   $
 Cidera /2/                                      32,947                      -
                                TOTAL PREFERRED STOCKS                       -
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (97.17%)              54,052,824
CASH AND RECEIVABLES, NET OF LIABILITIES (2.83%)                     1,574,983
                            TOTAL NET ASSETS (100.00%)             $55,627,807
                                                                   -------------

/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities had no value.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                               DECEMBER 31, 2003

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (97.30%)
ADVERTISING SERVICES (0.16%)
                                                                           $
 R.H. Donnelley /1/                                       3,400                135,456
AEROSPACE & DEFENSE (0.27%)
 Esterline Technologies /1/                               6,200                165,354
 Gencorp                                                  5,500                 59,235
                                                                               224,589
AEROSPACE & DEFENSE EQUIPMENT (1.24%)
 AAR /1/                                                  5,200                 77,740
 Curtiss-Wright                                           5,300                238,553
 Ducommun /1/                                             1,000                 22,350
 HEICO                                                    3,300                 60,060
 Kaman                                                   10,800                137,484
 Moog /1/                                                 6,200                306,280
 Orbital Sciences /1/                                       286                  2,134
 Triumph Group /1/                                        4,700                171,080
                                                                             1,015,681
AIRLINES (1.27%)
 Alaska Air Group /1/                                     3,100                 84,599
 AMR /1/                                                 21,100                273,245
 Continental Airlines /1/                                16,300                265,201
 ExpressJet Holdings /1/                                  5,500                 82,500
 Northwest Airlines /1/                                  26,900                339,478
                                                                             1,045,023
APPAREL MANUFACTURERS (0.85%)
 Kellwood                                                 7,500                307,500
 Quiksilver /1/                                           5,300                 93,969
 Tommy Hilfiger /1/                                      20,300                300,643
                                                                               702,112
APPLIANCES (0.05%)
 Applica /1/                                              5,000                 38,000
APPLICATIONS SOFTWARE (0.07%)
 MRO Software /1/                                           600                  8,076
 PalmSource /1/                                             926                 20,178
 Parametric Technology /1/                                8,000                 31,520
                                                                                59,774
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.68%)
 Oshkosh Truck                                           11,000                561,330
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.34%)
 American Axle & Manufacturing
  Holdings /1/                                            3,400                137,428
 BorgWarner                                               3,100                263,717
 Dura Automotive Systems /1/                              8,400                107,268
 Keystone Automotive Industries /1/                       4,500                114,120
 Superior Industries International                        3,400                147,968
 Tenneco Automotive /1/                                  11,800                 78,942
 Tower Automotive /1/                                     7,500                 51,225
 Visteon                                                 19,200                199,872
                                                                             1,100,540
BATTERIES & BATTERY SYSTEMS (0.17%)
 Wilson Greatbatch Technologies /1/                       3,300                139,491
BEVERAGES-WINE & SPIRITS (0.02%)
 Robert Mondavi /1/                                         400                 15,536
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (0.03%)
                                                                           $
 4 Kids Entertainment /1/                                   800                 20,816
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.22%)
 USG /1/                                                 10,700                177,299
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.12%)
 Dycom Industries /1/                                     3,700                 99,234
BUILDING PRODUCTS-AIR & HEATING (0.32%)
 Lennox International                                    15,700                262,190
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.07%)
 Centex Construction Products                             1,000                 60,270
BUILDING PRODUCTS-LIGHT FIXTURES (0.59%)
 Genlyte Group /1/                                        7,300                426,174
 LSI Industries                                           4,500                 60,750
                                                                               486,924
BUILDING PRODUCTS-WOOD (0.43%)
 Universal Forest Products                               11,100                357,198
BUILDING-HEAVY CONSTRUCTION (0.35%)
 Washington Group International /1/                       8,400                285,348
BUILDING-MAINTENANCE & SERVICE (0.08%)
 Integrated Electrical Services /1/                       7,000                 64,750
BUILDING-RESIDENTIAL & COMMERCIAL (1.39%)
 Beazer Homes /1/                                         1,000                 97,660
 Dominion Homes /1/                                       1,700                 51,561
 Meritage /1/                                             2,900                192,299
 Standard-Pacific                                        11,200                543,760
 WCI Communities /1/                                     12,300                253,503
                                                                             1,138,783
CABLE TV (0.53%)
 Charter Communications /1/                              37,300                149,946
 Insight Communications /1/                               8,700                 89,697
 LodgeNet Entertainment /1/                              10,900                199,252
                                                                               438,895
CASINO HOTELS (0.45%)
 Ameristar Casinos /1/                                    2,100                 51,387
 Aztar /1/                                               11,400                256,500
 Boyd Gaming                                              3,600                 58,104
                                                                               365,991
CHEMICALS-DIVERSIFIED (0.90%)
 FMC /1/                                                  3,100                105,803
 Georgia Gulf                                            11,700                337,896
 Hercules /1/                                            13,500                164,700
 Octel                                                    6,600                129,954
                                                                               738,353
CHEMICALS-FIBERS (0.15%)
 Wellman                                                 12,100                123,541
CHEMICALS-SPECIALTY (1.11%)
 Crompton                                                19,200                137,664
 Ethyl /1/                                                6,800                148,716
 H.B. Fuller                                              4,300                127,882
 Millennium Chemicals                                    18,600                235,848
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                           $
 Minerals Technologies                                    1,100                 65,175
 NL Industries                                           12,500                146,250
 OMNOVA Solutions /1/                                    10,900                 52,320
                                                                               913,855
CIRCUIT BOARDS (0.31%)
 Benchmark Electronics /1/                                7,300                254,113
CLOSED-END FUNDS (0.03%)
 Gladstone Capital                                        1,200                 26,820
COAL (0.30%)
 Massey Energy                                           11,900                247,520
COLLECTIBLES (0.18%)
 Department 56 /1/                                        2,400                 31,440
 RC2 /1/                                                  5,500                114,125
                                                                               145,565
COMMERCIAL BANKS (9.86%)
 AMCORE Financial                                         3,600                 97,272
 BancFirst                                                1,200                 70,442
 Bank of the Ozarks                                       2,100                 47,271
 Banner                                                     900                 22,635
 Capital Corp of the West /1/                             1,000                 39,640
 Capitol Bancorp.                                         3,500                 99,400
 Century Bancorp.                                           400                 14,184
 Chemical Financial                                       4,570                166,302
 City Holding                                             1,400                 49,000
 Colonial BancGroup                                      12,600                218,232
 Columbia Banking Systems                                 2,055                 44,511
 Community Bank System                                    9,300                455,700
 Community Trust Bancorp                                  2,685                 81,087
 Corus Bankshares                                         9,700                306,132
 Cullen/Frost Bankers                                     6,800                275,876
 Financial Institutions                                     300                  8,469
 First Citizens Banc                                        200                  5,680
 First Citizens BancShares                                  300                 36,459
 First National                                           1,000                 30,010
 First Oak Brook Bancshares                               1,350                 40,514
 First Republic Bank                                      5,200                186,160
 First United                                               900                 21,933
 Fremont General                                         16,100                272,251
 Gold Banc                                               26,700                375,402
 Great Southern Bancorp                                   3,200                148,384
 Greater Bay Bancorp                                      9,700                276,256
 Hanmi Financial                                          1,300                 25,701
 Heritage Commerce /1/                                    2,700                 33,075
 IBERIABANK                                               8,400                495,600
 Independent Bank                                         4,100                118,162
 Independent Bank                                         9,400                266,584
 Irwin Financial                                         11,100                348,540
 Lakeland Financial                                         300                 10,596
 Local Financial /1/                                     10,200                212,568
 MainSource Financial Group                                 945                 28,983
 MB Financial                                             2,650                 96,460
 Mercantile Bank                                          3,400                124,100
 Mid-State Bancshares                                     6,400                162,816
 Nara Bancorp.                                              300                  8,190
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                           $
 Oak Hill Financial                                       1,100                 33,891
 Old Second Bancorp                                         266                 13,167
 Peoples Bancorp.                                         1,365                 40,281
 Provident Bankshares                                     8,900                262,016
 R&G Financial                                            8,700                346,260
 Republic Bancorp.                                        1,100                 21,494
 Republic Bancorp.                                       15,046                202,971
 Royal Bancshares of Pennsylvania                         1,133                 28,892
 Second Bancorp.                                          3,800                100,320
 Silicon Valley Bancshares /1/                            3,400                122,638
 Simmons First National                                   2,900                 80,910
 South Financial Group                                   16,900                470,834
 Southside Bancshares                                     1,670                 30,895
 Southwest Bancorp.                                       1,600                 28,608
 State Financial Services                                 3,700                 98,272
 Summit Bancshares                                        2,800                 78,008
 Sun Bancorp. /1/                                         1,500                 39,600
 Taylor Capital Group                                     3,600                 95,868
 Umpqua Holdings                                          3,900                 81,081
 W Holding                                               11,775                219,133
 West Coast Bancorp                                      16,100                343,574
 Wintrust Financial                                         900                 40,590
                                                                             8,099,880
COMMERCIAL SERVICE-FINANCE (0.15%)
 Century Business Services /1/                           14,500                 64,815
 NCO Group /1/                                            2,400                 54,648
                                                                               119,463
COMMERCIAL SERVICES (0.12%)
 Arbitron /1/                                             1,700                 70,924
 Memberworks /1/                                            900                 24,453
                                                                                95,377
COMMUNICATIONS SOFTWARE (0.07%)
 Avid Technology /1/                                        900                 43,200
 SeaChange International /1/                              1,200                 18,480
                                                                                61,680
COMPUTER AIDED DESIGN (0.09%)
 Aspen Technology /1/                                     7,200                 73,872
COMPUTER DATA SECURITY (0.15%)
 Rainbow Technologies /1/                                10,900                122,734
COMPUTER SERVICES (0.78%)
 CACI International /1/                                   2,400                116,688
 CIBER /1/                                               10,900                 94,394
 CompuCom Systems /1/                                    26,900                140,956
 iGate Capital /1/                                        3,500                 27,475
 Sykes Enterprises /1/                                   18,500                158,360
 Tier Technologies /1/                                    4,000                 32,680
 Tyler Technologies /1/                                   6,900                 66,447
                                                                               637,000
COMPUTERS (0.17%)
 Gateway /1/                                             22,100                101,660
 palmOne /1/                                              3,190                 37,482
                                                                               139,142
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.55%)
                                                                           $
 Agilysys                                                11,500                128,225
 MTS Systems                                              7,600                146,148
 RadiSys /1/                                              3,500                 59,010
 Silicon Graphics /1/                                    43,000                 58,910
 Systems & Computer Technology /1/                        3,500                 57,225
                                                                               449,518
COMPUTERS-MEMORY DEVICES (0.54%)
 Hutchison Technology /1/                                 7,000                215,180
 Maxtor /1/                                               8,900                 98,790
 Quantum /1/                                             20,300                 63,336
 Silicon Storage Technology /1/                           5,700                 62,700
                                                                               440,006
COMPUTERS-PERIPHERAL EQUIPMENT (0.28%)
 Electronics for Imaging /1/                              8,900                231,578
CONSULTING SERVICES (0.30%)
 Charles River Associates /1/                             1,200                 38,388
 Gartner /1/                                             14,400                162,864
 Right Management Consultants /1/                         2,250                 41,985
                                                                               243,237
CONSUMER PRODUCTS-MISCELLANEOUS (0.13%)
 American Greetings /1/                                   3,500                 76,545
 CSS Industries                                           1,050                 32,560
                                                                               109,105
CONTAINERS-METAL & GLASS (1.42%)
 Crown Holdings /1/                                      61,700                559,002
 Greif Brothers                                           3,400                120,734
 Silgan Holdings /1/                                     11,500                489,785
                                                                             1,169,521
COSMETICS & TOILETRIES (0.28%)
 Alberto-Culver                                           3,700                233,396
DATA PROCESSING & MANAGEMENT (0.22%)
 American Management Systems /1/                          4,700                 70,829
 infoUSA /1/                                              4,000                 29,680
 InterCept /1/                                            7,300                 82,417
                                                                               182,926
DECISION SUPPORT SOFTWARE (0.07%)
 NetIQ /1/                                                4,200                 55,650
DIAGNOSTIC KITS (0.22%)
 Orthovita /1/                                           56,900                182,649
DISTRIBUTION-WHOLESALE (1.33%)
 Advanced Marketing Services                              1,700                 19,380
 Aviall /1/                                              12,900                200,079
 Building Material Holding                                3,200                 49,696
 Hughes Supply                                           10,000                496,200
 United Stationers /1/                                    6,400                261,888
 Watsco                                                   2,400                 54,552
 WESCO International /1/                                  1,400                 12,390
                                                                             1,094,185
DIVERSIFIED MANUFACTURING OPERATIONS (1.74%)
 A.O. Smith                                               3,900                136,695
 Actuant /1/                                              2,700                 97,740
 Acuity Brands                                            8,800                227,040
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                           $
 Ameron International                                     8,800                305,272
 Barnes Group                                            10,500                339,255
 ESCO Technologies /1/                                    1,700                 74,205
 Griffon /1/                                              6,210                125,815
 Jacuzzi Brands /1/                                      13,000                 92,170
 Lydall /1/                                               3,200                 32,608
                                                                             1,430,800
DIVERSIFIED MINERALS (0.14%)
 AMCOL International                                      5,500                111,100
DIVERSIFIED OPERATIONS (0.23%)
 Walter Industries                                       14,300                190,905
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.05%)
 Volt Information Sciences /1/                            1,700                 38,420
E-COMMERCE-PRODUCTS (0.01%)
 Stamps.com /1/                                             700                  4,340
E-COMMERCE-SERVICES (0.14%)
 Homestore.com /1/                                       25,100                118,723
E-MARKETING-INFORMATION (0.15%)
 aQuantive /1/                                            9,300                 95,325
 E.piphany /1/                                            3,800                 27,398
                                                                               122,723
ELECTRIC-INTEGRATED (3.24%)
 Allegheny Energy /1/                                     5,400                 68,904
 Avista                                                  14,200                257,304
 Black Hills                                              3,100                 92,473
 CH Energy Group                                          3,600                168,840
 CMS Energy                                              43,400                369,768
 PNM Resources                                           11,100                311,910
 Sierra Pacific Resources /1/                            56,000                411,040
 UIL Holdings                                             3,000                135,300
 UniSource Energy                                        20,700                510,462
 Westar Energy                                           16,600                336,150
                                                                             2,662,151
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.60%)
 Bel Fuse                                                 2,500                 81,575
 CTS                                                      5,200                 59,800
 DSP Group /1/                                            4,300                107,113
 Methode Electronics                                      7,600                 92,948
 Stoneridge /1/                                           5,400                 81,270
 Sypris Solutions                                         4,300                 72,283
                                                                               494,989
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.41%)
 Actel /1/                                                1,700                 40,970
 CEVA /1/                                                 2,900                 30,160
 Lattice Semiconductor /1/                               11,500                111,320
 Skyworks Solutions /1/                                   5,300                 46,110
 Transmeta /1/                                           11,600                 39,440
 Zoran /1/                                                3,950                 68,690
                                                                               336,690
ELECTRONIC DESIGN AUTOMATION (0.03%)
 Magma Design Automation /1/                              1,100                 25,674
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
                                                                           $
 Trimble Navigation /1/                                   2,100                 78,204
 Zygo /1/                                                 2,900                 47,821
                                                                               126,025
ELECTRONIC SECURITY DEVICES (0.03%)
 InVision Technologies /1/                                  800                 26,856
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.21%)
 EMCOR Group /1/                                          1,400                 61,460
 URS /1/                                                  4,300                107,543
                                                                               169,003
ENGINES-INTERNAL COMBUSTION (0.35%)
 Briggs & Stratton                                        4,300                289,820
ENTERPRISE SOFTWARE & SERVICE (0.43%)
 Hyperion Solutions /1/                                     300                  9,042
 ManTech International /1/                                7,500                187,125
 Manugistics Group /1/                                    8,100                 50,625
 Sybase /1/                                               5,300                109,074
                                                                               355,866
ENVIRONMENTAL CONSULTING & ENGINEERING (0.23%)
 Tetra Tech /1/                                           7,500                186,450
ENVIRONMENTAL MONITORING & DETECTION (0.16%)
 Mine Safety Appliances                                   1,700                135,167
FINANCE-AUTO LOANS (0.10%)
 Credit Acceptance /1/                                    2,300                 35,190
 Westcorp                                                 1,300                 47,515
                                                                                82,705
FINANCE-CONSUMER LOANS (0.32%)
 World Acceptance /1/                                    13,100                260,821
FINANCE-CREDIT CARD (0.19%)
 CompuCredit /1/                                          6,200                131,936
 Metris                                                   5,300                 23,532
                                                                               155,468
FINANCE-INVESTMENT BANKER & BROKER (0.07%)
 Knight Trading Group /1/                                 3,700                 54,168
FINANCE-MORTGAGE LOAN/BANKER (0.71%)
 Accredited Home Lenders Holding /1/                      4,600                140,760
 American Home Mortgage Investment                       13,959                314,217
 New Century Financial                                    3,300                130,911
                                                                               585,888
FOOD-BAKING (0.11%)
 Flowers Foods                                            3,450                 89,010
FOOD-MISCELLANEOUS/DIVERSIFIED (0.87%)
 Chiquita Brands International /1/                       22,000                495,660
 Corn Products International                                400                 13,780
 J & J Snack Foods /1/                                    1,200                 45,312
 Ralcorp Holdings /1/                                     4,500                141,120
 Sensient Technologies                                      800                 15,816
                                                                               711,688
FOOD-RETAIL (0.11%)
 Great Atlantic & Pacific Tea /1/                         4,900                 41,160
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (CONTINUED)
                                                                           $
 Pathmark Stores /1/                                      6,300                 47,880
                                                                                89,040
FOOD-WHOLESALE & DISTRIBUTION (0.05%)
 Nash Finch                                               1,800                 40,212
FOOTWEAR & RELATED APPAREL (0.27%)
 Steven Madden /1/                                        2,800                 57,120
 Vans /1/                                                14,100                160,881
                                                                               218,001
FUNERAL SERVICE & RELATED ITEMS (0.54%)
 Alderwoods Group /1/                                    12,800                120,576
 Stewart Enterprises /1/                                 56,900                323,192
                                                                               443,768
GARDEN PRODUCTS (0.32%)
 Toro                                                     5,700                264,480
GAS-DISTRIBUTION (2.13%)
 Atmos Energy                                             4,100                 99,630
 Energen                                                  8,400                344,652
 NUI                                                      4,100                 66,092
 Southern Union /1/                                      20,965                385,756
 Southwest Gas                                            7,300                163,885
 Southwestern Energy /1/                                 29,000                693,100
                                                                             1,753,115
GOLF (0.40%)
 Callaway Golf                                           19,500                328,575
HOME FURNISHINGS (0.20%)
 Furniture Brands International /1/                       2,100                 61,593
 Kimball International                                    6,500                101,075
                                                                               162,668
HOSPITAL BEDS & EQUIPMENT (0.03%)
 Invacare                                                   700                 28,259
HOTELS & MOTELS (0.27%)
 Choice Hotels International /1/                          2,700                 95,175
 LaSalle Hotel Properties                                 6,700                124,285
                                                                               219,460
HUMAN RESOURCES (0.20%)
 Spherion /1/                                            16,900                165,451
IDENTIFICATION SYSTEM-DEVELOPMENT (0.14%)
 Checkpoint Systems /1/                                   5,200                 98,332
 Paxar /1/                                                1,100                 14,740
                                                                               113,072
INDUSTRIAL AUTOMATION & ROBOTS (0.36%)
 UNOVA /1/                                               12,800                293,760
INSTRUMENTS-CONTROLS (0.13%)
 Watts Industries                                         4,800                106,560
INTERNET APPLICATION SOFTWARE (0.06%)
 Raindance Communications /1/                             8,200                 22,550
 Vignette /1/                                            11,500                 26,105
                                                                                48,655
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET CONTENT-ENTERTAINMENT (0.04%)
                                                                           $
 Alloy /1/                                                6,000                 31,260
INTERNET CONTENT-INFORMATION & NEWS (0.14%)
 Harris Interactive /1/                                   8,000                 66,400
 ProQuest /1/                                             1,700                 50,065
                                                                               116,465
INTERNET FINANCIAL SERVICES (0.67%)
 eSpeed /1/                                               3,300                 77,253
 IndyMac Bancorp                                         11,600                345,564
 Net.B@nk                                                 9,400                125,490
                                                                               548,307
INTERNET INCUBATORS (0.10%)
 Safeguard Scientifics /1/                               19,900                 80,396
INTERNET INFRASTRUCTURE SOFTWARE (0.07%)
 AsiaInfo Holdings /1/                                    5,600                 37,408
 Openwave Systems /1/                                     2,066                 22,726
                                                                                60,134
INTERNET SECURITY (0.02%)
 Internet Security Systems /1/                              900                 16,947
INVESTMENT COMPANIES (0.40%)
 American Capital Strategies                              5,500                163,515
 Technology Investment Capital /1/                       10,572                164,395
                                                                               327,910
LASERS-SYSTEMS & COMPONENTS (0.18%)
 ROFIN-SINAR Technologies /1/                             4,300                148,608
LEISURE & RECREATION PRODUCTS (0.12%)
 K2 /1/                                                   6,600                100,386
LIFE & HEALTH INSURANCE (1.22%)
 AmerUs Group                                             9,100                318,227
 Delphi Financial Group                                  12,600                453,600
 FBL Financial Group                                      4,400                113,520
 Nationwide Financial Services                              400                 13,224
 Phoenix                                                  4,100                 49,364
 Universal American Financial /1/                         5,300                 52,523
                                                                             1,000,458
LINEN SUPPLY & RELATED ITEMS (0.47%)
 Angelica                                                12,900                283,800
 UniFirst                                                 4,200                 99,582
                                                                               383,382
MACHINERY TOOLS & RELATED PRODUCTS (0.15%)
 Milacron                                                 7,600                 31,692
 Regal Beloit                                             4,100                 90,200
                                                                               121,892
MACHINERY-CONSTRUCTION & MINING (0.96%)
 JLG Industries                                          22,800                347,244
 Joy Global /1/                                          12,500                326,875
 Terex /1/                                                3,900                111,072
                                                                               785,191
MACHINERY-GENERAL INDUSTRY (1.60%)
 Albany International                                    12,700                430,530
 Applied Industrial Technologies                         20,300                484,358
 Gardner Denver /1/                                         700                 16,709
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (CONTINUED)
                                                                           $
 Kadant /1/                                                 700                 15,155
 McDermott International /1/                             17,600                210,320
 Sauer-Danfoss                                            6,900                111,780
 Tecumseh Products                                        1,000                 48,430
                                                                             1,317,282
MACHINERY-MATERIAL HANDLING (0.40%)
 Cascade                                                  9,300                207,390
 Nacco Industries                                         1,400                125,272
                                                                               332,662
MACHINERY-PUMPS (0.12%)
 Flowserve /1/                                            3,700                 77,256
 Thomas Industries                                          500                 17,330
                                                                                94,586
MACHINERY-THERMAL PROCESS (0.05%)
 Global Power Equipment Group /1/                         5,600                 37,408
MEDICAL IMAGING SYSTEMS (0.07%)
 CTI Molecular Imaging /1/                                3,500                 59,185
MEDICAL INFORMATION SYSTEM (0.28%)
 Computer Programs & Systems                              4,400                 88,528
 Per-Se Technologies /1/                                  9,100                138,866
                                                                               227,394
MEDICAL INSTRUMENTS (0.23%)
 Conmed /1/                                               7,400                176,120
 SurModics /1/                                              400                  9,560
                                                                               185,680
MEDICAL LABORATORY & TESTING SERVICE (0.40%)
 Covance /1/                                              3,900                104,520
 Inveresk Research Group /1/                              9,100                225,043
                                                                               329,563
MEDICAL PRODUCTS (0.16%)
 Cyberonics /1/                                           2,300                 73,623
 PSS World Medical /1/                                    4,500                 54,315
                                                                               127,938
MEDICAL-BIOMEDICAL/GENE (0.98%)
 Alexion Pharmaceuticals /1/                              1,200                 20,424
 Celera Genomics Group /1/                                3,600                 50,076
 Cytogen /1/                                             15,965                173,699
 Encysive Pharmaceuticals /1/                            16,700                149,465
 Genelabs Technologies /1/                               65,100                182,280
 Regeneration Technologies /1/                            8,000                 87,680
 Telik /1/                                                6,296                144,871
                                                                               808,495
MEDICAL-DRUGS (0.55%)
 Adolor /1/                                              13,839                277,057
 Ligand Pharmaceuticals /1/                              11,900                174,811
                                                                               451,868
MEDICAL-GENERIC DRUGS (0.07%)
 Alpharma                                                 2,900                 58,290
MEDICAL-HMO (0.03%)
 Sierra Health Services /1/                                 900                 24,705
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-NURSING HOMES (1.13%)
                                                                           $
 Beverly Enterprises /1/                                  7,300                 62,707
 Genesis HealthCare /1/                                   2,000                 45,560
 Kindred Healthcare /1/                                   6,300                327,474
 Mariner Health Care /1/                                 22,000                490,600
                                                                               926,341
METAL PROCESSORS & FABRICATION (0.65%)
 NN                                                       9,200                115,828
 Precision Castparts                                      2,156                 97,904
 Quanex                                                   6,900                318,090
                                                                               531,822
MISCELLANEOUS INVESTING (9.44%)
 Anthracite Capital                                      34,700                384,129
 Bedford Property Investors                              11,700                334,971
 Boykin Lodging                                           8,200                 75,030
 Capital Automotive                                       3,900                124,800
 CarrAmerica Realty                                       6,100                181,658
 Entertainment Properties Trust                           8,000                277,680
 Equity Inns                                             36,800                333,040
 Gables Residential Trust                                 3,300                114,642
 Glenborough Realty Trust                                 3,100                 61,845
 Highwoods Properties                                    11,700                297,180
 IMPAC Mortgage Holdings                                 16,400                298,644
 Innkeepers USA Trust                                    20,300                169,911
 Kilroy Realty                                            5,400                176,850
 La Quinta /1/                                           55,100                353,191
 Lexington Corporate Properties Trust                    29,300                591,567
 LTC Properties                                          12,500                184,250
 Macerich                                                 3,800                169,100
 Meristar Hospitality /1/                                11,600                 75,516
 MFA Mortgage Investments                                10,437                101,761
 Mid-America Apartment Communities                        7,100                238,418
 Mills                                                    1,700                 74,800
 National Health Investors                               17,700                440,376
 Parkway Properties                                       4,400                183,040
 Pennsylvania Real Estate Invest Trust                   11,000                399,300
 Post Properties                                          1,000                 27,920
 Prentiss Properties Trust                                4,100                135,259
 Saul Centers                                               900                 25,803
 Senior Housing Properties Trust                         18,400                317,032
 SL Green Realty                                          1,400                 57,470
 Sun Communities                                          7,700                297,990
 Taubman Centers                                          5,600                115,360
 United Dominion Realty Trust                            16,700                320,640
 Urstadt Biddle Properties                                2,500                 35,375
 Ventas                                                  32,200                708,400
 Winston Hotels                                           6,800                 69,360
                                                                             7,752,308
MULTI-LEVEL DIRECT SELLING (0.12%)
 Nu Skin Enterprises                                      5,600                 95,704
MULTI-LINE INSURANCE (0.82%)
 Allmerica Financial /1/                                 20,700                636,939
 United Fire & Casualty                                   1,000                 40,360
                                                                               677,299
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MUSIC (0.13%)
                                                                           $
 Steinway Musical Instruments /1/                         4,200                103,740
NETWORKING PRODUCTS (0.38%)
 Anixter International /1/                                5,300                137,164
 Black Box                                                3,500                161,245
 Hypercom /1/                                             3,300                 15,708
                                                                               314,117
NON-FERROUS METALS (0.12%)
 RTI International Metals /1/                             4,100                 69,167
 USEC                                                     3,200                 26,880
                                                                                96,047
NON-HOTEL GAMBLING (0.18%)
 Argosy Gaming /1/                                        3,300                 85,767
 Isle of Capri Casinos /1/                                3,000                 64,410
                                                                               150,177
OFFICE AUTOMATION & EQUIPMENT (0.31%)
 Global Imaging Systems /1/                                 600                 19,050
 Imagistics International /1/                             6,200                232,500
                                                                               251,550
OFFICE SUPPLIES & FORMS (0.24%)
 John H. Harland                                          7,000                191,100
 Standard Register                                          300                  5,049
                                                                               196,149
OIL COMPANY-EXPLORATION & PRODUCTION (2.26%)
 Cimarex Energy /1/                                       6,500                173,485
 Comstock Resources /1/                                   7,600                146,680
 Denbury Resources /1/                                   17,700                246,207
 Houston Exploration /1/                                  4,800                175,296
 KCS Energy /1/                                           5,500                 58,025
 Magnum Hunter Resources /1/                             11,100                105,561
 Meridian Resource /1/                                    6,100                 36,234
 Nuevo Energy /1/                                         4,000                 96,680
 Plains Exploration & Production /1/                      3,095                 47,632
 Range Resources /1/                                     23,900                225,855
 Stone Energy /1/                                         6,400                271,680
 Swift Energy /1/                                         6,100                102,785
 Vintage Petroleum                                       14,000                168,420
                                                                             1,854,540
OIL FIELD MACHINERY & EQUIPMENT (0.11%)
 Universal Compression Holdings /1/                       3,400                 88,944
OIL REFINING & MARKETING (0.37%)
 Tesoro Petroleum /1/                                    12,400                180,668
 WD-40                                                    3,400                120,224
                                                                               300,892
OIL-FIELD SERVICES (0.34%)
 Hanover Compressor /1/                                   7,900                 88,085
 Oceaneering International /1/                            3,500                 98,000
 Oil States International /1/                             6,700                 93,398
                                                                               279,483
OPTICAL SUPPLIES (0.22%)
 Sola International /1/                                   9,700                182,360
PAPER & RELATED PRODUCTS (1.16%)
 Chesapeake                                               6,900                182,712
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                           $
 Louisiana-Pacific /1/                                   23,900                427,332
 Rock-Tenn                                                4,100                 70,766
 Schweitzer-Mauduit International                         9,000                268,020
                                                                               948,830
PHARMACEUTICALS (0.08%)
 Cubist Pharmaceuticals /1/                               5,400                 65,664
PHARMACY SERVICES (0.25%)
 NeighborCare /1/                                        10,200                201,450
PHYSICIAN PRACTICE MANAGEMENT (0.40%)
 Pediatrix Medical Group /1/                              4,600                253,414
 US Oncology /1/                                          6,800                 73,168
                                                                               326,582
POULTRY (0.22%)
 Pilgrims Pride                                          11,300                184,529
PRINTING-COMMERCIAL (0.10%)
 Banta                                                    1,000                 40,500
 Consolidated Graphics /1/                                1,300                 41,054
                                                                                81,554
PRIVATE CORRECTIONS (0.25%)
 Cornell /1/                                              3,800                 51,870
 Wackenhut Corrections /1/                                6,900                157,320
                                                                               209,190
PROPERTY & CASUALTY INSURANCE (1.76%)
 Argonaut Group                                           8,900                138,306
 Baldwin & Lyons                                            875                 24,552
 Direct General                                             800                 26,480
 LandAmerica Financial Group                              7,300                381,498
 Navigators Group /1/                                       900                 27,783
 PMA Capital                                             10,300                 52,736
 ProAssurance /1/                                           900                 28,935
 RLI                                                      2,400                 89,904
 Selective Insurance Group                                2,700                 87,372
 State Auto Financial                                     2,600                 60,814
 Stewart Information Services /1/                        12,300                498,765
 Zenith National Insurance                                1,000                 32,550
                                                                             1,449,695
PUBLISHING-NEWSPAPERS (0.22%)
 Journal Register /1/                                     3,600                 74,520
 Lee Enterprises                                            800                 34,920
 Pulitzer                                                 1,300                 70,200
                                                                               179,640
REAL ESTATE MANAGEMENT & SERVICES (0.14%)
 Jones Lang LaSalle /1/                                   5,500                114,015
RECREATIONAL CENTERS (0.04%)
 Bally Total Fitness Holding /1/                          4,600                 32,200
RECREATIONAL VEHICLES (0.07%)
 Arctic Cat                                               2,300                 56,810
REITS-WHOLE LOANS (0.72%)
 Novastar Financial                                       5,100                219,096
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REITS-WHOLE LOANS (CONTINUED)
                                                                           $
 RAIT Investment Trust                                   14,700                376,320
                                                                               595,416
RENTAL-AUTO & EQUIPMENT (0.40%)
 Aaron Rents                                              6,450                129,838
 Dollar Thrifty Automotive Group /1/                      7,600                197,144
                                                                               326,982
RESEARCH & DEVELOPMENT (0.02%)
 PAREXEL International /1/                                  800                 13,008
RESORTS & THEME PARKS (0.20%)
 Six Flags /1/                                           21,500                161,680
RETAIL-APPAREL & SHOE (1.94%)
 Aeropostale /1/                                          1,100                 30,162
 American Eagle Outfitters /1/                            6,600                108,240
 AnnTaylor Stores /1/                                     5,500                214,500
 Brown Shoe                                               4,600                174,478
 Burlington Coat Factory Warehouse                       14,500                306,820
 Charlotte Russe Holding /1/                              1,100                 15,246
 Charming Shoppes /1/                                    23,900                129,060
 Dress Barn /1/                                           6,500                 97,435
 Footstar /1/                                            10,100                 38,885
 Genesco /1/                                              3,800                 57,494
 Goody's Family Clothing                                 10,600                 99,216
 Kenneth Cole Productions /1/                             1,100                 32,340
 Men's Wearhouse /1/                                      4,400                110,044
 Payless Shoesource /1/                                  10,600                142,040
 Stage Stores /1/                                         1,400                 39,060
                                                                             1,595,020
RETAIL-AUTO PARTS (0.25%)
 PEP Boys-Manny, Moe & Jack                               9,000                205,830
RETAIL-AUTOMOBILE (0.76%)
 Asbury Automotive Group /1/                             14,100                252,531
 Lithia Motors                                            6,100                153,781
 Sonic Automotive                                         1,800                 41,256
 United Auto Group /1/                                    5,700                178,410
                                                                               625,978
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                       400                 12,032
RETAIL-COMPUTER EQUIPMENT (0.06%)
 Systemax /1/                                             7,900                 52,614
RETAIL-CONSUMER ELECTRONICS (0.15%)
 Rex Stores /1/                                           8,900                126,024
RETAIL-CONVENIENCE STORE (0.50%)
 7-Eleven /1/                                            13,800                221,490
 Casey's General Stores                                  10,700                188,962
                                                                               410,452
RETAIL-DISCOUNT (0.54%)
 BJ's Wholesale Club /1/                                  9,700                222,712
 ShopKo Stores /1/                                       14,500                221,125
                                                                               443,837
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-FABRIC STORE (0.13%)
                                                                           $
 Jo-Ann Stores /1/                                        5,375                109,650
RETAIL-HOME FURNISHINGS (0.14%)
 Bombay /1/                                              14,200                115,588
RETAIL-HYPERMARKETS (0.07%)
 Smart & Final /1/                                        5,900                 59,472
RETAIL-JEWELRY (0.05%)
 Friedman's                                               3,700                 24,827
 Movado Group                                               600                 16,938
                                                                                41,765
RETAIL-LEISURE PRODUCTS (0.14%)
 MarineMax /1/                                            5,900                114,637
RETAIL-OFFICE SUPPLIES (0.04%)
 School Specialty /1/                                       900                 30,609
RETAIL-PAWN SHOPS (0.47%)
 Cash America International                              18,400                389,712
RETAIL-PETROLEUM PRODUCTS (0.05%)
 World Fuel Services                                      1,100                 37,345
RETAIL-REGIONAL DEPARTMENT STORE (0.20%)
 Dillards                                                10,000                164,600
RETAIL-RESTAURANTS (0.72%)
 Bob Evans Farms                                            100                  3,246
 Jack in the Box /1/                                      3,600                 76,896
 Landry's Seafood Restaurant                             14,500                372,940
 Papa John's International /1/                            3,200                106,816
 Ryan's Family Steak Houses /1/                           2,050                 31,037
                                                                               590,935
RETAIL-SPORTING GOODS (0.06%)
 Sports Authority /1/                                     1,295                 49,728
RETAIL-VIDEO RENTAL (0.22%)
 Hollywood Entertainment /1/                             11,000                151,250
 Movie Gallery /1/                                        1,600                 29,888
                                                                               181,138
RETAIL-VISION SERVICE CENTER (0.02%)
 Cole National /1/                                          700                 14,000
SAVINGS & LOANS-THRIFTS (2.84%)
 Anchor BanCorp Wisconsin                                 3,300                 82,170
 BankAtlantic Bancorp                                    19,900                378,100
 Commercial Federal                                       3,700                 98,827
 Dime Community Bancshares                                4,350                133,806
 First Defiance Financial                                 1,000                 26,650
 First Niagara Financial Group                            2,700                 40,257
 FirstFed American Bancorp                                1,600                 41,648
 FirstFed Financial /1/                                   3,000                130,500
 Flagstar Bancorp.                                        7,500                160,650
 Hawthorne Financial /1/                                  1,500                 41,970
 Hudson River Bancorp.                                    7,800                304,434
 ITLA Capital /1/                                         1,400                 70,140
 MAF Bancorp                                              3,418                143,214
 Ocwen Financial /1/                                      7,500                 66,450
 Sterling Financial /1/                                  12,800                438,144
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                           $
 Troy Financial                                             850                 29,750
 WSFS Financial                                           3,200                143,520
                                                                             2,330,230
SEISMIC DATA COLLECTION (0.09%)
 Veritas DGC /1/                                          6,900                 72,312
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.43%)
 Cirrus Logic /1/                                        11,000                 84,370
 Exar /1/                                                 2,800                 47,824
 GlobespanVirata /1/                                     12,000                 70,560
 Standard Microsystems /1/                                2,700                 68,310
 Vitesse Semiconductor /1/                               14,100                 82,767
                                                                               353,831
SEMICONDUCTOR EQUIPMENT (0.21%)
 Cohu                                                     3,900                 74,685
 Dupont Photomasks /1/                                    1,100                 26,554
 Photronics /1/                                           3,500                 69,720
                                                                               170,959
STEEL PIPE & TUBE (0.55%)
 Valmont Industries                                      19,600                453,740
STEEL PRODUCERS (1.00%)
 Carpenter Technology                                     3,000                 88,710
 Reliance Steel & Aluminum                                4,700                156,087
 Ryerson Tull                                             8,200                 93,890
 Schnitzer Steel Industries                               1,700                102,850
 Steel Dynamics /1/                                      16,100                378,189
                                                                               819,726
TELECOMMUNICATION EQUIPMENT (0.76%)
 Andrew /1/                                              34,952                402,298
 Arris Group /1/                                          5,200                 37,648
 Ditech Communications /1/                                4,900                 93,590
 Network Equipment Technologies /1/                       2,300                 25,300
 North Pittsburgh Systems                                   800                 15,128
 Terayon /1/                                             10,600                 47,700
                                                                               621,664
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.38%)
 C-COR.net /1/                                            3,400                 37,842
 Corvis /1/                                              47,300                 80,410
 MRV Communications /1/                                  22,100                 83,096
 New Focus /1/                                            4,500                 22,590
 Sycamore Networks /1/                                   17,200                 89,784
                                                                               313,722
TELECOMMUNICATION SERVICES (0.69%)
 Commonwealth Telephone Enterprises /1/                   2,400                 90,600
 PTEK Holdings /1/                                       42,400                373,544
 Time Warner Telecom /1/                                 10,200                103,326
                                                                               567,470
TELEPHONE-INTEGRATED (0.47%)
 Cincinnati Bell /1/                                     45,600                230,280
 CT Communications                                          500                  6,750
 General Communication /1/                                8,700                 75,690
 Talk America Holdings /1/                                6,400                 73,728
                                                                               386,448
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEVISION (0.05%)
                                                                           $
 Sinclair Broadcast Group /1/                             2,600                 38,792
THEATERS (0.09%)
 AMC Entertainment /1/                                    5,100                 77,571
THERAPEUTICS (0.48%)
 Abgenix /1/                                              4,300                 53,578
 AtheroGenics /1/                                        11,289                168,771
 Cypress Bioscience /1/                                   6,300                 95,445
 Esperion Therapeutics /1/                                2,300                 79,603
                                                                               397,397
TOBACCO (1.00%)
 DIMON                                                   14,900                100,575
 Standard Commercial                                      4,800                 96,336
 Universal                                               14,100                622,797
                                                                               819,708
TRANSPORT-EQUIPMENT & LEASING (0.37%)
 Gatx                                                     7,000                195,860
 Greenbrier                                               2,600                 43,550
 Interpool                                                4,200                 60,900
                                                                               300,310
TRANSPORT-RAIL (0.46%)
 Genesee & Wyoming /1/                                    7,300                229,950
 RailAmerica /1/                                         12,700                149,860
                                                                               379,810
TRANSPORT-SERVICES (0.13%)
 Offshore Logistics /1/                                   4,500                110,340
TRANSPORT-TRUCK (1.18%)
 Covenant Transport /1/                                   4,200                 79,842
 Landstar System /1/                                      1,600                 60,864
 SCS Transportation /1/                                   9,250                162,615
 U.S. Xpress Enterprises /1/                              3,100                 37,975
 USF                                                        700                 23,933
 Werner Enterprises                                       7,307                142,413
 Yellow Roadway /1/                                      12,779                462,217
                                                                               969,859
TRAVEL SERVICES (0.12%)
 Navigant International /1/                               6,900                 95,565
VITAMINS & NUTRITION PRODUCTS (0.11%)
 NBTY /1/                                                 3,400                 91,324
WATER (0.16%)
 American States Water                                    2,400                 60,000
 California Water Service Group                           2,400                 65,760
 SJW                                                        100                  8,925
                                                                               134,685
WEB HOSTING & DESIGN (0.02%)
 Interland /1/                                            2,700                 17,631
WEB PORTALS (0.34%)
 Earthlink /1/                                           18,300                183,000
 United Online /1/                                        5,950                 99,900
                                                                               282,900
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRE & CABLE PRODUCTS (0.12%)
                                                                           $
 Encore Wire /1/                                          5,400                 95,634
WIRELESS EQUIPMENT (0.11%)
 Aether Systems /1/                                       6,900                 32,775
 REMEC /1/                                                6,900                 58,029
                                                                                90,804
                                           TOTAL COMMON STOCKS              79,914,950

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
TREASURY BONDS (0.24%)
 U.S. Treasury /2/
                                                     $                     $
  2.13%; 10/31/04                                       195,000                196,516
                                          TOTAL TREASURY BONDS                 196,516

                          TOTAL PORTFOLIO INVESTMENTS (97.54%)              80,111,466
CASH AND RECEIVABLES, NET OF LIABILITIES (2.46%)                             2,023,947
                                    TOTAL NET ASSETS (100.00%)             $82,135,413
                                                                           -------------

   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain(Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
7 Russell 2000    Buy        $1,867,883    $1,950,200     $82,317
March, 2004
Futures


/1/ Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for futures contracts.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                               UTILITIES ACCOUNT

                               DECEMBER 31, 2003


                                            Shares
                                             Held               Value
-------------------------------------------------------------------------------
COMMON STOCKS (58.12%)
ELECTRIC-INTEGRATED (38.42%)
                                                              $
 Alliant Energy                             11,400               283,860
 Ameren                                      4,400               202,400
 American Electric Power                    17,700               540,027
 Consolidated Edison                         7,434               319,736
 Constellation Energy Group                 28,500             1,116,060
 Dominion Resources                         24,301             1,551,133
 DTE Energy                                 15,807               622,796
 Energy East                                21,300               477,120
 Entergy                                    26,100             1,491,093
 Exelon                                     21,700             1,440,012
 FirstEnergy                                 9,000               316,800
 FPL Group                                  12,300               804,666
 NiSource                                   45,103               989,560
 Public Service Enterprise Group            13,800               604,440
 Southern                                   28,555               863,789
                                                              11,623,492
ELECTRIC-TRANSMISSION (1.67%)
 National Grid Group                        13,925               504,781
GAS-DISTRIBUTION (4.19%)
 New Jersey Resources                       19,500               750,945
 Peoples Energy                             12,300               517,092
                                                               1,268,037
PIPELINES (1.46%)
 El Paso                                    54,000               442,260
TELEPHONE-INTEGRATED (12.38%)
 BellSouth                                  41,550             1,175,865
 SBC Communications                         42,650             1,111,885
 Verizon Communications                     41,594             1,459,118
                                                               3,746,868
                              TOTAL COMMON STOCKS             17,585,438

                                            Shares
                                             Held               Value
-------------------------------------------------------------------------------
PREFERRED STOCKS (21.38%)
CELLULAR TELECOMMUNICATIONS (2.17%)
 U.S. Cellular                              23,000               655,960
COMMERCIAL BANKS (3.41%)
 CoBank /1/                                 20,000             1,032,440
ELECTRIC-INTEGRATED (2.65%)
 Consolidated Edison                         3,044                82,066
 DTE Energy Trust I                          3,360                91,056
 Entergy Louisiana                          14,720               400,090
 OGE Energy Capital Trust I                  6,774               179,172
 Ohio Power                                  1,950                49,140
                                                                 801,524
FINANCE-OTHER SERVICES (0.48%)
 PSO Capital I                               5,790               145,966
                                            Shares
                                             Held               Value
-------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
FOOD-DAIRY PRODUCTS (2.21%)
                                                              $
 Dairy Farmers of America /1/                6,500               668,281
GAS-DISTRIBUTION (2.49%)
 AGL Capital Trust II                        8,915               241,953
 KeySpan                                     9,500               512,050
                                                                 754,003
MISCELLANEOUS INVESTING (1.96%)
 HRPT Properties Trust                      21,200               591,480
PIPELINES (1.00%)
 TransCanada PipeLines                      11,743               302,030
TELEPHONE-INTEGRATED (5.01%)
 ALLTEL                                     23,000             1,143,100
 Citizens Communications                     2,800                70,812
 Telephone & Data Systems                   11,309               302,064
                                                               1,515,976
                           TOTAL PREFERRED STOCKS              6,467,660





                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------

BONDS (14.86%)

AUTO-CARS & LIGHT TRUCKS (2.74%)

 Ford Motor
                                                                       $
  9.98%; 02/15/47                                $675,000                  828,392

ELECTRIC-INTEGRATED (6.19%)

 Duke Energy

  6.60%; 04/01/22                                750,000                   784,326

 Georgia Power Capital Trust VI

  4.88%; 11/01/42                                800,000                   829,862

 TXU Gas Capital I

  2.51%; 07/01/28                                300,000                   260,275

                                                                         1,874,463

OIL COMPANY-INTEGRATED (1.95%)

 Phillips 66 Capital Trust II

  8.00%; 01/15/37                                525,000                   589,878

PIPELINES (3.98%)

 KN Capital Trust III
   7.63%; 04/15/28                                1,100,000               1,203,155


                                               TOTAL BONDS               4,495,888
                                                                       -----------



                      TOTAL PORTFOLIO INVESTMENTS (94.36%)              28,548,986

CASH AND RECEIVABLES, NET OF LIABILITIES (5.64%)                         1,706,157
                                TOTAL NET ASSETS (100.00%)             $30,255,143
                                                                       -------------

/1 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,700,721 or 5.62% of net assets.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2003       2002        2001          2000       1999
                            ----       ----        ----          ----       ----
ASSET ALLOCATION ACCOUNT
------------------------
Net Asset Value,
 Beginning of Period..     $9.82     $11.28      $12.02        $13.23     $12.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.15       0.20        0.24          0.35       0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.92      (1.66)      (0.71)        (0.17)      2.00
                            ----      -----       -----         -----       ----
 Total From Investment
            Operations      2.07      (1.46)      (0.47)         0.18       2.35
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        --       (0.24)        (0.34)     (0.35)
 Distributions from
  Realized Gains......        --         --       (0.03)        (1.05)     (1.07)
   ----                                           -----         -----      -----
   Total Dividends and
         Distributions     (0.19)        --       (0.27)        (1.39)     (1.42)
   ----                    -----                  -----         -----      -----
Net Asset Value, End
 of Period............    $11.70      $9.82      $11.28        $12.02     $13.23
                          ======      =====      ======        ======     ======
Total Return..........     21.61%    (12.94)%     (3.92)%        1.61%     19.49%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $98,006    $82,409    $101,904       $94,905    $89,711
 Ratio of Expenses to
  Average Net Assets..      0.85%      0.84%       0.85%         0.84%      0.85%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.49%      1.79%       2.23%         2.67%      2.50%
 Portfolio Turnover
  Rate................     186.0%     255.3%      182.4%         67.8%      86.7%

                            2003       2002        2001          2000       1999
                            ----       ----        ----          ----       ----
BALANCED ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $11.56     $13.73      $15.43        $15.41     $16.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.27       0.34       0.40/(b)/      0.45       0.56
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.83      (2.11)      (1.42)/(b)/   (0.43)     (0.19)
                            ----      -----       -----         -----      -----
 Total From Investment
            Operations      2.10      (1.77)      (1.02)         0.02       0.37
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.35)     (0.40)      (0.47)           --      (0.57)
 Distributions from
  Realized Gains......        --         --       (0.21)           --      (0.64)
   ----                                           -----                    -----
   Total Dividends and
         Distributions     (0.35)     (0.40)      (0.68)           --      (1.21)
   ----                    -----      -----       -----                    -----
Net Asset Value, End
 of Period............    $13.31     $11.56      $13.73        $15.43     $15.41
                          ======     ======      ======        ======     ======
Total Return..........     18.82%    (13.18)%     (6.96)%        0.13%      2.40%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $124,735   $110,545    $144,214      $167,595   $209,747
 Ratio of Expenses to
  Average Net Assets..      0.65%      0.61%       0.61%         0.60%      0.58%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.65%      0.62%         --            --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.23%      2.52%       2.73%/(b)/    2.74%      3.36%
 Portfolio Turnover
  Rate................     114.3%      87.8%      114.3%         62.6%      21.7%



/(a) /Expense ratio without fees paid indirectly.
/(b) /Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2003       2002        2001          2000       1999
                            ----       ----        ----          ----       ----
BOND ACCOUNT
------------
Net Asset Value,
 Beginning of Period..    $12.32     $11.84      $11.78        $10.89     $12.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.52       0.51       0.56/(b)/      0.85       0.81
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.02       0.54       0.35/(b)/      0.04      (1.12)
                            ----       ----       ----           ----      -----
 Total From Investment
            Operations      0.54       1.05        0.91          0.89      (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.55)     (0.57)      (0.85)           --      (0.82)
   ----                    -----      -----       -----                    -----
   Total Dividends and
         Distributions     (0.55)     (0.57)      (0.85)           --      (0.82)
   ----                    -----      -----       -----                    -----
Net Asset Value, End
 of Period............    $12.31     $12.32      $11.84        $11.78     $10.89
                          ======     ======      ======        ======     ======
Total Return..........      4.59%      9.26%       8.12%         8.17%     (2.59)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $263,435   $232,839    $166,658      $116,216   $125,067
 Ratio of Expenses to
  Average Net Assets..      0.47%      0.49%       0.50%         0.51%      0.50%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.32%      5.02%       5.73%/(b)/    7.47%      6.78%
 Portfolio Turnover
  Rate................      82.1%      63.3%      146.1%         81.5%      40.1%

                            2003       2002        2001          2000       1999
                            ----       ----        ----          ----       ----
CAPITAL VALUE ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $23.60     $27.78      $30.72        $30.74     $37.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.38       0.39        0.34          0.50       0.78
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      5.63      (4.18)      (2.80)         0.13      (2.41)
                            ----      -----       -----          ----      -----
 Total From Investment
            Operations      6.01      (3.79)      (2.46)         0.63      (1.63)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.38)     (0.39)      (0.34)        (0.50)     (0.80)
 Distributions from
  Realized Gains......        --         --       (0.14)        (0.15)     (4.02)
   ----                                           -----         -----      -----
   Total Dividends and
         Distributions     (0.38)     (0.39)      (0.48)        (0.65)     (4.82)
                           -----      -----       -----         -----      -----
Net Asset Value, End
 of Period............    $29.23     $23.60      $27.78        $30.72     $30.74
                          ======     ======      ======        ======     ======
Total Return..........     25.49%    (13.66)%     (8.05)%        2.16%     (4.29)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $248,253   $206,541    $254,484      $283,325   $367,927
 Ratio of Expenses to
  Average Net Assets..      0.61%      0.61%       0.61%         0.60%      0.43%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.61%      0.61%         --            --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.47%      1.45%       1.20%         1.54%      2.05%
 Portfolio Turnover
  Rate................     125.7%     142.6%       91.7%        141.8%      43.4%



/(a) /Expense ratio without fees paid indirectly.
/(b) /Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2003       2002        2001        2000        1999
                            ----       ----        ----        ----        ----
EQUITY GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $11.74     $16.29      $20.37      $23.89      $18.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.06       0.03        0.01        0.02       (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.99      (4.54)      (2.82)      (2.73)       7.17
                            ----      -----       -----       -----        ----
 Total From Investment
            Operations      3.05      (4.51)      (2.81)      (2.71)       7.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.06)     (0.04)      (0.02)         --          --
 Distributions from
  Realized Gains......        --         --       (1.25)      (0.81)      (1.60)
   ----                                           -----       -----       -----
   Total Dividends and
         Distributions     (0.06)     (0.04)      (1.27)      (0.81)      (1.60)
                           -----      -----       -----       -----       -----
Net Asset Value, End
 of Period............    $14.73     $11.74      $16.29      $20.37      $23.89
                          ======     ======      ======      ======      ======
Total Return..........     25.95%    (27.72)%    (14.86)%    (11.71)%     39.50%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $272,831   $219,044    $334,401    $383,139    $379,062
 Ratio of Expenses to
  Average Net Assets..      0.74%      0.77%       0.75%       0.73%       0.77%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.77%        --          --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.47%      0.19%       0.06%       0.08%      (0.08)%
 Portfolio Turnover
  Rate................     130.9%     138.8%       88.8%       69.1%       89.6%

                            2003       2002        2001        2000        1999
                            ----       ----        ----        ----        ----
GOVERNMENT SECURITIES ACCOUNT
-----------------------------
Net Asset Value,
 Beginning of Period..    $12.00     $11.58      $11.43      $10.26      $11.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.45       0.43        0.51        0.69        0.71
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.24)      0.55        0.32        0.48       (0.74)
                           -----       ----        ----        ----       -----
 Total From Investment
            Operations      0.21       0.98        0.83        1.17       (0.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.44)     (0.52)      (0.68)         --       (0.72)
 Distributions from
  Realized Gains......        --      (0.04)         --          --          --
   ----                               -----
   Total Dividends and
         Distributions     (0.44)     (0.56)      (0.68)         --       (0.72)
   ----                    -----      -----       -----                   -----
Net Asset Value, End
 of Period............    $11.77     $12.00      $11.58      $11.43      $10.26
                          ======     ======      ======      ======      ======
Total Return..........      1.84%      8.80%       7.61%      11.40%      (0.29)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $368,564   $342,001    $193,254    $127,038    $137,787
 Ratio of Expenses to
  Average Net Assets..      0.44%      0.47%       0.49%       0.51%       0.50%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.83%      4.87%       5.63%       6.33%       6.16%
 Portfolio Turnover
  Rate................     110.4%      33.8%       45.9%        4.3%       19.7%



/(a) /Expense ratio without fees paid indirectly.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2003       2002        2001        2000        1999
                            ----       ----        ----        ----        ----
GROWTH ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..     $8.68     $12.24      $16.43      $23.56      $20.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.03       0.02          --       (0.02)       0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.26      (3.58)      (4.19)      (2.29)       3.20
                            ----      -----       -----       -----        ----
 Total From Investment
            Operations      2.29      (3.56)      (4.19)      (2.31)       3.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)        --          --          --       (0.14)
 Distributions from
  Realized Gains......        --         --          --       (4.82)      (0.10)
   ----                                                       -----       -----
   Total Dividends and
         Distributions     (0.02)        --          --       (4.82)      (0.24)
   ----                    -----                              -----       -----
Net Asset Value, End
 of Period............    $10.95      $8.68      $12.24      $16.43      $23.56
                          ======      =====      ======      ======      ======
Total Return..........     26.46%    (29.07)%    (25.50)%    (10.15)%     16.44%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $141,107   $124,079    $209,879    $294,762    $345,882
 Ratio of Expenses to
  Average Net Assets..      0.61%      0.61%       0.61%       0.60%       0.45%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.61%      0.61%         --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.35%      0.18%       0.02%      (0.13)%      0.67%
 Portfolio Turnover
  Rate................      40.8%      27.3%       39.0%       83.5%       65.7%

                            2003       2002        2001        2000        1999
                            ----       ----        ----        ----        ----
INTERNATIONAL ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..     $8.78     $10.51      $13.90      $15.95      $14.51
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.13       0.10        0.09        0.10        0.48
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.67      (1.78)      (3.46)      (1.48)       3.14
                            ----      -----       -----       -----        ----
 Total From Investment
            Operations      2.80      (1.68)      (3.37)      (1.38)       3.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)     (0.05)      (0.02)      (0.08)      (0.47)
 Distributions from
  Realized Gains......        --         --          --       (0.59)      (1.71)
   ----                                                       -----       -----
   Total Dividends and
         Distributions     (0.10)     (0.05)      (0.02)      (0.67)      (2.18)
                           -----      -----       -----       -----       -----
Net Asset Value, End
 of Period............    $11.48      $8.78      $10.51      $13.90      $15.95
                          ======      =====      ======      ======      ======
Total Return..........     32.33%    (16.07)%    (24.27)%     (8.34)%     25.93%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $167,726   $119,222    $145,848    $190,440    $197,235
 Ratio of Expenses to
  Average Net Assets..      0.92%      0.92%       0.92%       0.90%       0.78%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.93%      0.93%         --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.33%      1.03%       0.78%       0.81%       3.11%
 Portfolio Turnover
  Rate................     111.5%      82.2%       84.3%       99.9%       65.5%



/(a) /Expense ratio without fees paid indirectly.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003      2002       2001      2000/(D)/
                           ----      ----       ----      ----
INTERNATIONAL EMERGING MARKETS ACCOUNT
--------------------------------------
Net Asset Value,
 Beginning of Period..    $8.24     $8.93      $9.37     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.11      0.02       0.08       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     4.60     (0.70)     (0.48)     (0.63)
                           ----     -----      -----      -----
 Total From Investment
            Operations     4.71     (0.68)     (0.40)     (0.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       --      (0.04)     (0.02)
 Tax Return of Capital
  Distributions /(a)/.    (0.01)    (0.01)        --         --
  ----                    -----     -----
   Total Dividends and
         Distributions    (0.09)    (0.01)     (0.04)     (0.02)
                          -----     -----      -----      -----
Net Asset Value, End
 of Period............   $12.86     $8.24      $8.93      $9.37
                         ======     =====      =====      =====
Total Return..........    57.20%    (7.63)%    (4.24)%    (6.14)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,972   $10,835     $6,964     $4,883
 Ratio of Expenses to
  Average Net Assets..     1.71%     1.60%      1.35%      1.34%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.84%     2.26%      2.33%      1.65%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.16%     0.39%      0.97%      1.06%/(f)/
 Portfolio Turnover
  Rate................    112.4%    147.7%     137.4%      44.0%/(f)/

                           2003      2002       2001       2000          1999
                           ----      ----       ----       ----          ----
INTERNATIONAL SMALLCAP ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..    $9.06    $10.84     $13.87     $16.66         $9.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.10      0.08       0.04      (0.04)        (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     4.72     (1.83)     (3.07)     (1.89)         8.41
                           ----     -----      -----      -----          ----
 Total From Investment
            Operations     4.82     (1.75)     (3.03)     (1.93)         8.39
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)    (0.03)        --         --            --
 Distributions from
  Realized Gains......       --        --         --      (0.86)        (0.73)
  ----                                                    -----         -----
   Total Dividends and
         Distributions    (0.15)    (0.03)        --      (0.86)        (0.73)
  ----                    -----     -----                 -----         -----
Net Asset Value, End
 of Period............   $13.73     $9.06     $10.84     $13.87        $16.66
                         ======     =====     ======     ======        ======
Total Return..........    54.15%   (16.20)%   (21.85)%   (11.50)%       93.81%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $66,242   $38,912    $43,674    $50,023       $40,040
 Ratio of Expenses to
  Average Net Assets..     1.33%     1.31%      1.41%      1.44%         1.32%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.33%     1.32%        --         --            --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.00%     0.77%      0.32%     (0.26)%       (0.28)%
 Portfolio Turnover
  Rate................    128.9%     73.6%     123.8%     292.7%        241.2%



/(a) /See "Distributions to Shareholders" in Notes to Financial Statements.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit was increased on May 1, 2002 and May 1, 2003. /(c) /Expense ratio without fees paid indirectly.
/(d) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003      2002/(C)/
                           ----      ----
LARGECAP BLEND ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..    $8.43     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.10       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.90      (1.57)
                           ----      -----
 Total From Investment
            Operations     2.00      (1.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)     (0.02)
                          -----      -----
   Total Dividends and
         Distributions    (0.06)     (0.02)
                          -----      -----
Net Asset Value, End
 of Period............   $10.37      $8.43
                         ======      =====
Total Return..........    23.76%    (15.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $54,632    $13,927
 Ratio of Expenses to
  Average Net Assets..     0.80%      1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.83%      1.10%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.08%      0.86%/(e)/
 Portfolio Turnover
  Rate................     56.2%      49.1%/(e)/

                           2003       2002          2001      2000/(F)/
                           ----       ----          ----      ----
LARGECAP GROWTH EQUITY ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..    $3.63      $5.44         $7.78     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --      (0.02)        (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.84      (1.79)        (2.31)     (2.22)
                           ----      -----         -----      -----
 Total From Investment
            Operations     0.84      (1.81)        (2.34)     (2.22)
                           ----      -----         -----      -----
Net Asset Value, End
 of Period............    $4.47      $3.63         $5.44      $7.78
                          =====      =====         =====      =====
Total Return..........    23.14%    (33.27)%      (30.08)%   (22.22)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $24,677     $5,572        $5,172     $4,233
 Ratio of Expenses to
  Average Net Assets..     1.16%      1.05%         1.10%      1.04%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.19%      1.09%         1.11%      1.35%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.13)%    (0.49)%       (0.62)%    (0.22)%/(e)/
 Portfolio Turnover
  Rate................     51.1%     183.8%        121.2%     217.6%/(e)/



/(a)/ Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on May 1, 2002.
/(c) /Period from May 1, 2002, date operations commenced, through December 31,
  2002.
/(d) /Total return amounts have not been annualized./      /
/(e) /Computed on an annualized basis.
/(f) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2003      2002           2001       2000      1999/(F)/
                            ----      ----           ----       ----      ----
LARGECAP STOCK INDEX ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..     $6.35     $8.29          $9.52     $10.71      $9.83
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.10      0.08           0.08       0.10       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.70     (1.94)         (1.23)     (1.14)      0.97
                            ----     -----          -----      -----       ----
 Total From Investment
            Operations      1.80     (1.86)         (1.15)     (1.04)      1.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)    (0.08)         (0.08)     (0.10)     (0.07)
 Distributions from
  Realized Gains......        --        --             --      (0.05)     (0.08)
  -----                                                        -----      -----
   Total Dividends and
         Distributions     (0.09)    (0.08)         (0.08)     (0.15)     (0.15)
                           -----     -----          -----      -----      -----
Net Asset Value, End
 of Period............     $8.06     $6.35          $8.29      $9.52     $10.71
                           =====     =====          =====      =====     ======
Total Return..........     28.32%   (22.44)%       (12.10)%    (9.67)%     8.93%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $118,638   $72,949        $73,881    $59,626    $46,088
 Ratio of Expenses to
  Average Net Assets..      0.39%     0.39%          0.40%      0.40%      0.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.39%     0.39%          0.41%      0.46%      0.49%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.42%     1.22%          1.05%      1.01%      1.41%/(e)/
 Portfolio Turnover
  Rate................      15.7%     15.1%          10.8%      11.0%       3.8%/(e)/

                            2003     2002/(C)/
                            ----     ----
LARGECAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..     $8.52    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.16      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.23     (1.48)
                            ----     -----
 Total From Investment
            Operations      2.39     (1.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.11)    (0.06)
                           -----     -----
   Total Dividends and
         Distributions     (0.11)    (0.06)
                           -----     -----
Net Asset Value, End
 of Period............    $10.80     $8.52
                          ======     =====
Total Return..........     28.05%   (14.24)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $47,221   $13,186
 Ratio of Expenses to
  Average Net Assets..      0.74%     0.96%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.79%     1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.77%     1.79%/(e)/
 Portfolio Turnover
  Rate................      17.1%      5.9%/(e)/



/(a) /Expense ratio without the Manager's voluntary expense limit.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.
/(c) /Period from May 1, 2002, date operations commenced, through December 31,
  2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Stock Index Account recognized $.01 net investment income per share and incurred an unrealized loss of $.18 per share from April 22, 1999 through April 30, 1999.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003/(C)/
                           ----
LIMITED TERM BOND ACCOUNT
-------------------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.05)
                           -----
 Total From Investment
            Operations      0.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)
                           -----
   Total Dividends and
         Distributions     (0.09)
                           -----
Net Asset Value, End
 of Period............     $9.99
                           =====
Total Return..........      0.78%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $20,552
 Ratio of Expenses to
  Average Net Assets..      0.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.15%/(e)/
 Portfolio Turnover
  Rate................       5.0%/(e)/

                            2003          2002        2001        2000       1999
                            ----          ----        ----        ----       ----
MIDCAP ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $28.54        $32.09      $34.47      $36.90     $34.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.35          0.30        0.24        0.10       0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      9.01         (3.08)      (1.50)       4.76       4.20
                            ----         -----       -----        ----       ----
 Total From Investment
            Operations      9.36         (2.78)      (1.26)       4.86       4.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.34)        (0.30)      (0.24)      (0.10)     (0.12)
 Distributions from
  Realized Gains......        --         (0.47)      (0.88)      (7.19)     (1.67)
   ----                                  -----       -----       -----      -----
   Total Dividends and
         Distributions     (0.34)        (0.77)      (1.12)      (7.29)     (1.79)
                           -----         -----       -----       -----      -----
Net Asset Value, End
 of Period............    $37.56        $28.54      $32.09      $34.47     $36.90
                          ======        ======      ======      ======     ======
Total Return..........     32.81%        (8.75)%     (3.71)%     14.59%     13.04%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $334,204      $248,986    $278,707    $286,681   $262,350
 Ratio of Expenses to
  Average Net Assets..      0.61%         0.62%       0.62%       0.62%      0.61%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.61%         0.62%         --          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.09%         0.98%       0.77%       0.28%      0.32%
 Portfolio Turnover
  Rate................      44.9%         67.9%       73.6%      139.6%      79.6%



/(a) /Expense ratio without the Manager's voluntary expense limit.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from May 1, 2003, date operations commenced, through December 31,
  2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003       2002       2001       2000      1999
                           ----       ----       ----       ----      ----
MIDCAP GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $6.26      $8.49     $10.46     $10.66     $9.65
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)     (0.04)     (0.05)      0.02      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.57      (2.19)     (1.68)      0.77      1.01
                           ----      -----      -----       ----      ----
 Total From Investment
            Operations     2.54      (2.23)     (1.73)      0.79      1.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         --         --      (0.02)    (0.02)
 Distributions from
  Realized Gains......       --         --      (0.24)     (0.97)       --
  ----                                          -----      -----
   Total Dividends and
         Distributions       --         --      (0.24)     (0.99)    (0.02)
  ----                                          -----      -----     -----
Net Asset Value, End
 of Period............    $8.80      $6.26      $8.49     $10.46    $10.66
                          =====      =====      =====     ======    ======
Total Return..........    40.58%    (26.27)%   (16.92)%     8.10%    10.67%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $54,288    $21,934    $27,838    $25,924   $14,264
 Ratio of Expenses to
  Average Net Assets..     0.91%      0.91%      0.97%      0.96%     0.96%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.94%      0.92%        --       1.01%     1.09%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.39)%    (0.55)%    (0.66)%     0.27%     0.26%
 Portfolio Turnover
  Rate................     67.5%      43.1%      55.2%     161.9%     74.1%

                           2003       2002       2001       2000     1999/(B)/
                           ----       ----       ----       ----     ----
MIDCAP VALUE ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..   $10.48     $11.68     $12.57     $11.11    $10.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01         --       0.01         --      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.81      (1.16)     (0.35)      3.12      1.24
                           ----      -----      -----       ----      ----
 Total From Investment
            Operations     3.82      (1.16)     (0.34)      3.12      1.26
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)        --      (0.01)        --     (0.02)
 Distributions from
  Realized Gains......    (0.16)     (0.04)     (0.54)     (1.66)    (0.22)
                          -----      -----      -----      -----     -----
   Total Dividends and
         Distributions    (0.17)     (0.04)     (0.55)     (1.66)    (0.24)
                          -----      -----      -----      -----     -----
Net Asset Value, End
 of Period............   $14.13     $10.48     $11.68     $12.57    $11.11
                         ======     ======     ======     ======    ======
Total Return..........    36.49%     (9.96)%    (2.58)%    31.05%    10.24%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $52,054    $24,766    $11,778     $7,739    $5,756
 Ratio of Expenses to
  Average Net Assets..     1.05%      1.04%      1.36%      1.20%     1.19%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.08%      1.10%        --       1.29%     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.11%      0.03%      0.12%      0.02%     0.30%/(d)/
 Portfolio Turnover
  Rate................     55.5%      75.3%     208.8%     233.2%    154.0%/(d)/



/(a) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
/(b) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. MidCap Value Account incurred an unrealized gain of $.09 per share from April 22, 1999 through April 30, 1999.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                            2003       2002       2001       2000       1999
                            ----       ----       ----       ----       ----
MONEY MARKET ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..    $1.000     $1.000     $1.000     $1.000     $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.007      0.014      0.039      0.059      0.048
                           -----      -----      -----      -----      -----
 Total From Investment
            Operations     0.007      0.014      0.039      0.059      0.048
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.007)    (0.014)    (0.039)    (0.059)    (0.048)
                          ------     ------     ------     ------     ------
   Total Dividends and
         Distributions    (0.007)    (0.014)    (0.039)    (0.059)    (0.048)
                          ------     ------     ------     ------     ------
Net Asset Value, End
 of Period............    $1.000     $1.000     $1.000     $1.000     $1.000
                          ======     ======     ======     ======     ======
Total Return..........      0.74%      1.42%      3.92%      6.07%      4.84%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $151,545   $201,455   $180,923   $114,710   $120,924
 Ratio of Expenses to
  Average Net Assets..      0.49%      0.49%      0.50%      0.52%      0.52%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.74%      1.40%      3.70%      5.88%      4.79%

                            2003       2002       2001       2000       1999
                            ----       ----       ----       ----       ----
REAL ESTATE ACCOUNT
-------------------
Net Asset Value,
 Beginning of Period..    $11.24     $10.77     $10.29      $8.20      $9.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.49       0.35       0.42       0.44       0.43
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.87       0.48       0.47       2.09      (0.85)
                            ----       ----       ----       ----      -----
 Total From Investment
            Operations      4.36       0.83       0.89       2.53      (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.42)     (0.35)     (0.41)     (0.44)     (0.45)
 Distributions from
  Realized Gains......     (0.28)     (0.01)        --         --         --
   ----                    -----      -----
   Total Dividends and
         Distributions     (0.70)     (0.36)     (0.41)     (0.44)     (0.45)
                           -----      -----      -----      -----      -----
Net Asset Value, End
 of Period............    $14.90     $11.24     $10.77     $10.29      $8.20
                          ======     ======     ======     ======      =====
Total Return..........     38.91%      7.72%      8.75%     30.97%     (4.48)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $93,018    $46,358    $22,457    $17,261    $10,560
 Ratio of Expenses to
  Average Net Assets..      0.91%      0.92%      0.92%      0.99%      0.99%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.92%        --         --         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.83%      3.99%      4.55%      5.29%      4.92%
 Portfolio Turnover
  Rate................      53.9%      54.4%      92.4%      44.7%     101.9%



/(a) /Expense ratio without fees paid indirectly.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003       2002       2001       2000       1999
                           ----       ----       ----       ----       ----
SMALLCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $5.83      $8.03      $7.83     $10.74      $8.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01       0.01         --       0.03         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.14      (2.20)      0.20      (1.24)      3.52
                           ----      -----       ----      -----       ----
 Total From Investment
            Operations     2.15      (2.19)      0.20      (1.21)      3.52
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)     (0.01)        --      (0.02)        --
 Distributions from
  Realized Gains......       --         --         --      (1.68)     (0.99)
  ----                                                     -----      -----
   Total Dividends and
         Distributions    (0.01)     (0.01)        --      (1.70)     (0.99)
  ----                    -----      -----                 -----      -----
Net Asset Value, End
 of Period............    $7.97      $5.83      $8.03      $7.83     $10.74
                          =====      =====      =====      =====     ======
Total Return..........    36.82%    (27.33)%     2.55%    (11.73)%    43.58%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $65,285    $32,201    $36,493    $30,006    $26,110
 Ratio of Expenses to
  Average Net Assets..     0.95%      0.97%      1.00%      0.90%      0.91%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     0.95%      0.97%        --         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.09%      0.12%     (0.06)%     0.28%      0.05%
 Portfolio Turnover
  Rate................    162.9%     215.5%     154.5%     135.4%     111.1%

                           2003       2002       2001       2000       1999
                           ----       ----       ----       ----       ----
SMALLCAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..    $5.74     $10.60     $15.59     $19.56     $10.10
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.04)     (0.05)     (0.10)     (0.08)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.66      (4.81)     (4.89)     (2.67)      9.70
                           ----      -----      -----      -----       ----
 Total From Investment
            Operations     2.62      (4.86)     (4.99)     (2.75)      9.65
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         --         --      (1.22)     (0.19)
  ----                                                     -----      -----
   Total Dividends and
         Distributions       --         --         --      (1.22)     (0.19)
  ----                                                     -----      -----
Net Asset Value, End
 of Period............    $8.36      $5.74     $10.60     $15.59     $19.56
                          =====      =====     ======     ======     ======
Total Return..........    45.64%    (45.85)%   (32.01)%   (13.91)%    95.69%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $55,628    $32,754    $55,966    $68,421    $39,675
 Ratio of Expenses to
  Average Net Assets..     0.99%      0.95%      1.05%      1.02%      1.05%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.02%      1.06%        --       1.02%      1.07%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.64)%    (0.68)%    (0.92)%    (0.49)%    (0.61)%
 Portfolio Turnover
  Rate................     54.1%     287.9%     152.2%      90.8%      98.0%



/(a) /Expense ratio without fees paid indirectly.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2003      2002       2001       2000      1999
                           ----      ----       ----       ----      ----
SMALLCAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $10.30    $11.37     $11.26     $10.06     $8.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.06      0.06       0.09       0.13      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     5.14     (1.07)      0.60       2.17      1.72
                           ----     -----       ----       ----      ----
 Total From Investment
            Operations     5.20     (1.01)      0.69       2.30      1.78
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)    (0.06)     (0.09)     (0.12)    (0.06)
 Distributions from
  Realized Gains......    (0.41)       --      (0.49)     (0.98)       --
  ----                    -----                -----      -----
   Total Dividends and
         Distributions    (0.46)    (0.06)     (0.58)     (1.10)    (0.06)
                          -----     -----      -----      -----     -----
Net Asset Value, End
 of Period............   $15.04    $10.30     $11.37     $11.26    $10.06
                         ======    ======     ======     ======    ======
Total Return..........    50.61%    (8.86)%     6.25%     23.87%    21.45%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $82,135   $44,217    $30,888    $17,358   $11,080
 Ratio of Expenses to
  Average Net Assets..     1.16%     1.28%      1.24%      1.16%     1.16%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.18%     1.29%        --       1.34%     1.44%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.50%     0.68%      0.95%      1.31%     0.82%
 Portfolio Turnover
  Rate................     54.0%     77.4%      67.8%     133.0%     89.7%

                           2003      2002       2001       2000      1999
                           ----      ----       ----       ----      ----
UTILITIES ACCOUNT
-----------------
Net Asset Value,
 Beginning of Period..    $7.26     $8.73     $12.43     $10.90    $10.93
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.34      0.37       0.25       0.24      0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.66     (1.47)     (3.70)      1.81      0.02
                           ----     -----      -----       ----      ----
 Total From Investment
            Operations     1.00     (1.10)     (3.45)      2.05      0.25
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.33)    (0.37)     (0.25)     (0.24)    (0.23)
 Distributions from
  Realized Gains......       --        --         --      (0.28)    (0.05)
  ----                                                    -----     -----
   Total Dividends and
         Distributions    (0.33)    (0.37)     (0.25)     (0.52)    (0.28)
                          -----     -----      -----      -----     -----
Net Asset Value, End
 of Period............    $7.93     $7.26      $8.73     $12.43    $10.90
                          =====     =====      =====     ======    ======
Total Return..........    13.83%   (12.61)%   (27.70)%    19.18%     2.29%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $30,255   $25,079    $33,802    $43,725   $30,684
 Ratio of Expenses to
  Average Net Assets..     0.61%     0.62%      0.62%      0.63%     0.64%
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.54%     4.40%      2.22%      2.32%     2.52%
 Portfolio Turnover
  Rate................     22.5%     66.4%     104.2%     146.7%     23.0%



/(a) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
See accompanying notes.

                         REPORT OF INDEPENDENT AUDITORS



The Board of Directors and
Shareholders
Principal Variable Contracts Fund,
Inc.


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Variable Contracts Fund, Inc. (comprised of the Asset Allocation, Balanced, Bond, Capital Value, Equity Growth, Government Securities, Growth, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value and Utilities Accounts) as of December 31, 2003, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of management of Principal Variable Contracts Fund, Inc. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and brokers. As to certain securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective accounts constituting Principal Variable Contracts Fund, Inc. at December 31, 2003, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.







Des Moines, Iowa
January 23, 2004

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Investors Fund, Inc. and Principal Mutual Funds that are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" are defined in the Investment Company Act of 1940, as amended. The interested persons shown below are considered to be interested because of a current or former affiliation with the Manager or Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND DATE OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR*
----------------------------------  -----------------------  -------------     -------------


                                                      92             None

 James D. Davis
 Director since 1974     Attorney. Vice
 Member Audit and        President, Deere and
 Nominating Committee    Company, Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

                                                      92             None
 Pamela A. Ferguson
 Director since 1993     Professor of
 Member Audit and        Mathematics, Grinnell
 Nominating Committee    College since 1998.
 4112 River Oaks         Prior thereto,
 Drive, Des Moines,      President, Grinnell
 Iowa                    College.
 05/05/43

                                                      92             None
 Richard W. Gilbert
 Director since 1985     President, Gilbert
 Member Audit and        Communications, Inc.
 Nominating Committee    since 1993. Prior
 5040 Arbor Lane,        thereto, President
 #302, Northfield,       and Publisher,
 Illinois.               Pioneer Press.
 05/08/40

                                                      92             None


 William C. Kimball      Chairman and CEO,
 Director since 1999     Medicap Pharmacies,
 Member Audit and        Inc. since 1998.
 Nominating Committee    Prior thereto,
 4350 Westown Parkway,   President and CEO.
 Suite 400
 West Des Moines, Iowa
 11/28/47

                                                      92              None

 Barbara A. Lukavsky
 Director since 1987     President and CEO,
 Member Audit and        Barbican Enterprises,
 Nominating Committee    Inc. since 1997.
 Member Executive        President and CEO, Lu
 Committee               San ELITE USA, L.C.
 13731 Bay Hill Court,   1985-1998.
 Clive, Iowa
 09/10/40


  * Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.


THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF CURRENT OR FORMER AFFILIATION WITH THE

MANAGER OR PRINCIPAL LIFE. .

                              Director, Principal
                              Management
                              Corporation and
                              Princor Financial
                              Services Corporation
                              ("Princor") since                             None
 John E. Aschenbrenner        1998. President,
 Director since 1998          Insurance and
 08/16/49                     Financial Services,
                              Principal Life since
                              2003. Executive Vice
                              President, 2000-2003.
                              Prior thereto, Senior
                              Vice President.

                         Director and
                         President, Princor
 Ralph C. Eucher         and Principal
 Director and            Management
 President since 1999    Corporation, since                            None
 Member Executive        1999. Senior Vice
 Committee               President, Principal
 06/14/52                Life, since 2002.
                         Prior thereto, Vice
                         President.

                         Chairman and
                         Director, Princor and                         None
 Larry D. Zimpleman      Principal Management
 Director and Chairman   Corporation since
 of the Board since      2002. President,
 December 2001           Retirement and
 Member Executive        Investor Services,
 Committee               Principal Life since
 09/07/51                2003. Executive Vice
                         President, 2001-2003.
                         Prior thereto, Senior
                         Vice President.

The Audit and Nominating Committee considers management's recommendation of independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Additional information about the Fund is available in the Prospectus and Statement of Additional Information both dated May 1, 2003. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


PROXY VOTING POLICIES


A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.




                                      174